united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2017

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Annual Report

Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

ADVISED BY

Altegris Advisors, L.L.C.

1200 Prospect Street

Suite 400

La Jolla, CA 92037

888.524.9441 www.altegris.com/mutualfunds

Letter to Shareholders

Annual Report
for Altegris Mutual Funds

Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

Dear Investor:

Consolidated Market Summary

At the end of June 2016, the world had just experienced the outcome of the Brexit vote and what turned out to be a very short-lived burst of volatility. Twelve months later, and despite the ongoing surge of populist politics which included the election of President Trump that many felt would be disruptive to markets, the global economy is surprisingly buoyant. This confidence is reflected in the performance of global stock markets with the S&P 500 higher by 17.9% and the MSCI World up 18.2% for the year ended June 2017. A global economy forecast by the International Monetary Fund1 to grow at 3.5% in 2017 is the obvious driver, supported by monetary policy that continues to be accommodative in aggregate.

In bond markets, the post Brexit response was a rise in yields, surprising many. The benchmark U.S Treasury 10 year bond made new lows in yield below 1.40% in early July 2016 but steadily sold off to end the year at 2.45%. Similarly, the German 10 year Bund traded to safe haven lows of -0.2% (yes negative yields) in July 2016 but have since risen to 0.5%. To varying degrees, the prospect of rising rates and the reversal of quantitative easing in the U.S along with the potential for tapering in Europe has pushed yields higher but only back to levels in the middle of the range over the past two years. Nevertheless, these markets have been difficult to trade.

Similarly, the US Dollar Index has round tripped over the last twelve months after hitting new 5 year highs in January 2017, and has ended the twelve months back where it started. The failure of the US Dollar to sustain the advance has frustrated currency traders. Meanwhile, with the notable exception of copper, most commodities remained range-bound despite the positive global growth picture. In summary, the trading environment for managed futures strategies and managers has been difficult at best over the past twelve months.

[1]	The International Monetary Fund (IMF) is an international organization headquartered in Washington, D.C., of “189 countries working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

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Altegris Futures Evolution Strategy Fund
12-Month Period Ending June 30, 2017

Fund Overview

The Altegris Futures Evolution Strategy Fund is an actively managed mutual fund that allocates to what we believe are two of the best trend-following managed futures managers, Winton Capital Management and ISAM, and offers an innovative, active approach to fixed income management via a fixed income industry leader, DoubleLine Capital LP (“DoubleLine”).

The Fund allocates its capital to investments providing exposure to the Winton Diversified Trading Program managed by Winton Capital Management (“Winton”), a London-based commodity trading advisor (“CTA”) with assets under advisement of $29.3 billion as of June 30, 2017, and the ISAM Systematic Program managed by ISAM, a New York and London-based CTA managing $2.79B in assets as of June 30, 2017. Both programs are trend following-managed futures strategies that utilize proprietary, quantitative trading systems to identify market trends and react to corresponding price movements in futures markets across all major asset classes.

Figure 1: Futures Exposure by Manager | As of June 30, 2017 (unaudited)

Regarding its managed futures strategy, the Fund will invest up to 25% of its total assets in a wholly-owned subsidiary, which in turn invests the majority of its assets in a portfolio of investments. These include investments in a combination of (1) securities of one or more commodity futures trading companies (e.g., underlying pools), (2) swaps, notes or similar derivatives structured to provide exposure to and the returns of managed futures strategies, and (3) investments intended to serve as collateral for such derivative positions (collectively, “managed futures investments”). These investments are selected with the aim of providing aggregate exposure to the managed futures managers listed above, as if between 100% and 125% of the Fund’s net assets were invested in those managers and their programs. The Fund also holds fixed income securities, cash, and cash equivalents, which are excluded from the chart above.

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The fixed income portion of the Fund’s portfolio allocates to fixed income strategies – Core Fixed Income, Low Duration and Opportunistic Income – that are actively managed by the Fund’s sub-adviser, DoubleLine, a fixed income investment specialist based in Los Angeles with assets under management of over $100B as of March 31, 2017. Investments in over 870 fixed income securities actively managed by DoubleLine represented approximately 75% of Fund assets.

Given the likelihood that the Federal Reserve will continue to raise short term interest rates and the growing possibility of a new bear market in longer term yields, we plan to maintain the larger allocation to the Low Duration strategy over the near term as a cautionary stance. (Figure 2)

Figure 2: Fixed Income Sub-Strategy Allocation | As of June 30, 2017 (unaudited)

*	The adviser expects less than 100%, typically 60%-80%, of the Fund’s total net assets will be allocated to fixed income strategies managed by the Fund’s sub-adviser, DoubleLine.

Fund Performance Summary

As seen in Figure 3 (below), for the 12 month period ended June 30th, 2017, the Fund’s Class A (at NAV), Class C, Class I and Class N shares returned -7.36%, -8.02%, -7.05%, and -7.35% respectively, while the BofA Merrill Lynch 3 Month T-Bill Index, the SG Trend Index, and the S&P 500 TR Index returned 0.49%, -13.23%, and 17.90% respectively. The Fund’s net assets under management were approximately $560 million as of June 30, 2017, over the same period.

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Figure 3: Altegris Futures Evolution Strategy Fund Performance Review

July 1, 2016 – June 30, 2017

				Quarterly Returns
	1-Year	Since Inception*	Q2 2017	Q1 2017	Q4 2016	Q3 2016
Class A (NAV)	-7.36%	3.87%	-2.58%	0.77%	-4.28%	-1.42%
Class A (max load)**	-12.68%	2.79%	-8.19%	-5.04%	-9.80%	-7.08%
Class C (NAV)	-8.02%	3.04%	-2.66%	0.53%	-4.38%	-1.70%
Class I (NAV)	-7.05%	4.15%	-2.42%	0.82%	-4.22%	-1.36%
Class N (NAV)	-7.35%	3.87%	-2.58%	0.78%	-4.18%	-1.51%
BofA ML 3-Month T-Bill Index	0.49%	0.16%	0.20%	0.10%	0.09%	0.10%
SG Trend Index	-13.23%	1.12%	-5.00%	-0.85%	-4.45%	-3.58%
S&P 500 TR Index	17.90%	14.79%	3.09%	6.07%	3.82%	3.85%

*	Inception date for Class A, Class I and Class N was October 31, 2011. Inception date for Class C was February 16, 2012.

**	The maximum sales charge for Class A shares is 5.75%. Class A share investors may be eligible for a reduction in sales charges. See Prospectus for more information.

Performance for periods less than one year is not annualized.

Per the financial statements as of and for the year-ended June 30, 2017, the total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 1.99% for Class A, 2.74% for Class C, 1.74% for Class I and 1.99% for Class N.

The performance data quoted here represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2017, to ensure that total annual Fund operating expenses will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively, subject to possible recoupment in future years. Results shown reflect the waiver, without which the results would have been lower. The Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441. The referenced indices and benchmarks are shown for general market comparisons and are not meant to represent any particular investment. The returns include reinvestment of income but do not reflect the impact of sales charges or other fees. An index is unmanaged and not available for direct investment. See the end of the letter for a complete description of each index and benchmark.

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Drivers of Fund Performance

In absolute terms it was a difficult twelve months of performance for the Fund, which underperformed traditional indices such as the S&P 500. However, we are pleased that the Fund continued to beat its strategy-specific benchmarks such as the SG Trend Index over each of the four quarters.

The persistent uptrend in global stock indices was the standout sector for the Fund. Unfortunately, with the exception of a small positive contribution from soft commodities, all other sectors were negative including long and short interest rates, currencies, energies, metals, and grains. The reversal of previous trends in the aftermath of the Brexit vote a year ago, and the recovery in global sentiment meant that “risk-off” type positioning long of interest rates was punished in the first part of the year. A shift to the short side in winter was subsequently hurt by a bond rally driven by renewed questions around the Fed’s interest rate path. This whipsaw type of market activity is not favorable to the medium and long term momentum strategies deployed by the Fund’s managers. Similarly, a lack of trends in commodities and reversal of prior momentum in currencies created trading losses that more than offset the gains from long equity positions.

The Fund’s managed futures exposure is comprised of an 82% allocation to Winton and 18% allocation to ISAM. We view this as reflective of the relative risk profile of both managers, where Winton is the “defense” and ISAM the “offense”. Specifically, Winton typically targets a volatility of 10% whereas ISAM will tolerate volatility in the 15% - 20% range. Accordingly, the contribution to risk at the Fund level is approximately 68% Winton and 32% ISAM. That relative risk picture was also reflected in the twelve month attribution from both managers (Figure 5).

The active cash management strategy of the Fund fortunately provided the positive offset to the managed futures managers, with gains in each of DoubleLine’s Low Duration, Core and Opportunistic strategies.

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Figure 4: Futures Performance Attribution by Sector | July 1, 2016 – June 30, 2017 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

*	Softs, or soft commodities, are commodities such as coffee, cocoa, sugar and fruit. This term generally refers to commodities that are grown, rather than mined. Bonds are defined as having a maturity of two years or more at inception, and rates are defined as having a maturity of less than two years at inception.

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Figure 5: Performance Attribution by Manager | July 1, 2016 – June 30, 2017 (unaudited)

Past performance is no guarantee of future results. The data is estimated and is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

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Altegris Managed Futures Strategy Fund
12-Month Period Ending June 30, 2017

Fund Overview

The Fund provides diversified managed futures exposure through allocations to a group of sub-advisors. Trend following managers have the potential to benefit most from clear, prolonged price trends of several months or more and make up approximately 70%-75% of the managed futures universe. The Fund intends to maintain exposure to this sub-strategy typically ranging from 60% to 100%. The remainder of the Fund provides exposure to specialized and hybrid-trend strategies, a diverse subset comprising approximately 25%-30% of the managed futures universe. These managers may employ a wide variety of trading approaches, including discretionary macro, short-term systematic and countertrend.

Importantly, in May 2017 the Fund completed a significant transition to an allocation strategy that features direct relationships with sub-advisors and trading advisors. Previously, the Fund used a total return swap and structured note in order to obtain exposure to managed futures managers. The new approach substantially reduces the Fund’s trading costs by removing management and incentive fees that were embedded in the swap and note. The transition was the culmination of over eighteen months of research into a new set of sub-advisors and trading advisors (Figure 1). We are confident that this array of diverse strategies will combine to deliver on the Fund’s mandate, under the watchful eye of the Altegris portfolio management and research teams.

Figure 1: Futures Exposure by Manager | As of June 30, 2017 (unaudited)

Manager	Program	Sub-Strategy	6/30/2016 Exposure	6/30/2017 Exposure
GSA Capital	Trend Strategy	Trend Following	0.0%	22.5%
Millburn	Core Markets	Trend Following	0.0%	15.0%
PhaseCapital	Dynamic Risk Allocation	Specialized	0.0%	12.5%
QMS	Financials Only Global Macro	Specialized	0.0%	12.5%
Three Rock Capital Management	Global Macro Program	Specialized	0.0%	12.5%
Crabel Alpha Terra	Advanced Trend	Trend Following	0.0%	10.0%
Crabel Alpha Terra	Gemini	Specialized	0.0%	7.5%
Centurion	2x Composite	Specialized	0.0%	7.5%

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Fund Performance Summary

As show in Figure 2 (below), for the 12 month period ended June 30, 2017, the Fund’s Class A (at NAV), Class C, Class I and Class O shares returned -8.96%, -9.63%, -8.72%, and -8.95% respectively, while the BofA Merrill Lynch 3 Month T-Bill Index, SG CTA Index, the MSCI World Index, returned 0.49%, -9.97%, and 18.20%, respectively. The Fund’s net assets under management were approximately $186 million as of June 30, 2017.

Figure 2: Altegris Managed Futures Strategy Fund Performance Review
July 1, 2016 – June 30, 2017

			Quarterly Returns
	1-Year	Since Inception *	Q2 2017	Q1 2017	Q4 2016	Q3 2016
Class A (NAV)	-8.96%	-0.67%	-4.27%	0.24%	-3.10%	-2.09%
Class A (max load)**	-14.17%	-1.53%	-9.72%	-5.49%	-8.67%	-7.69%
Class C (NAV)	-9.63%	-2.29%	-4.42%	0.00%	-3.26%	-2.28%
Class I (NAV)	-8.72%	-0.43%	-4.21%	0.35%	-3.15%	-1.96%
Class O (NAV)	-8.95%	-0.01%	-4.27%	0.24%	-3.08%	-2.09%
BofA ML 3-Month T-Bill Index	0.49%	0.15%	0.20%	0.10%	0.09%	0.10%
SG CTA Index	-9.97%	0.93%	-3.52%	0.07%	-3.80%	-3.07%
MSCI World Index	18.20%	11.06%	4.03%	6.38%	1.86%	4.87%

*	The inception date of Class A and Class I is 8/26/10; the inception date of Class C is 2/1/11; the inception date of Class O is 3/13/13. Past performance is not indicative of future results. Returns for periods longer than one year are annualized.

**	The maximum sales charge (load) for Class A is 5.75%. Class A share investors may be eligible for a reduction in sales charges. See Prospectus for more information.

Per the financial statements as of and for the year-ended June 30, 2017, the total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 2.04% for Class A, 2.79% for Class C, 1.79% for Class I and 2.04% for Class O.

The performance data quoted here represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s adviser has contractually agreed to reduce its fees and reimburse expenses of the Fund until at least October 31, 2017, to ensure the total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.90%, 2.65%, 1.65%, and 1.90% of average daily net assets attributable to Class A, Class C, Class I, and Class O shares, respectively, subject to possible recoupment in future years. Results shown reflect the waiver, without which the results would have been lower. The Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441.

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Drivers of Fund Performance

In absolute terms it was a difficult twelve months of performance for the Fund, which underperformed traditional indices such as the S&P 500. However, we are pleased that the Fund beat its strategy-specific benchmarks such as the SG CTA Index over the twelve months ended June 2017.

The persistent uptrend in global stock indices was the standout sector for the Fund. Unfortunately, all other major sectors were negative including long and short interest rates, currencies, energies metals and grains. The reversal of previous trends in the aftermath of the Brexit vote a year ago, and the recovery in global sentiment meant that “risk-off” type positioning long of interest rates was punished in the first part of the year. A shift to the short side in winter was subsequently hurt by a bond rally driven by renewed questions around the Fed’s interest rate path. This whipsaw type of market activity is not favorable to the medium and long term momentum strategies deployed by the Fund’s trend following managers. Similarly, a lack of trends in commodities and reversal of prior momentum in currencies created trading losses that more than offset the gains from equity long positions.

The choppy price action in major asset class sectors that dominated the period under review can be beneficial to more specialized managers that can exploit range-bound markets. This was the case with QIM (figure 4). It is our expectation that the new combination of specialized strategies including ThreeRock, Centurion, and AlphaTerra Gemini will also be able to take advantage of these types of market environments as we move forward. Notably, PhaseCapital made a positive contribution to the Fund’s performance despite the recent allocation date in March of 2017. The risk premium capture strategy of Phase provided exposure to the ongoing bull market in stocks and the most recent quarter’s rally in bond markets. The trend strategies, including the outgoing and incoming managers all struggled with the lack of sustainable momentum in bonds, currencies and most commodities.

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Figure 3: Futures Performance Attribution by Sector | July 1, 2016 – June 30, 2017 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

*	Softs, or soft commodities, are commodities such as coffee, cocoa, sugar and fruit. This term generally refers to commodities that are grown, rather than mined. Bonds are defined as having a maturity of two or more years at inception, and rates are defined as having a maturity of less than two years at inception.

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Figure 4: Futures Performance Attribution by Manager | July 1, 2016 – June 30, 2017 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

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Altegris GSA Trend Strategy Fund
Inception date (12/30/16) to June 30, 2017

Fund Overview

The Altegris GSA Trend Strategy Fund is a single-manager mutual fund that seeks long-term capital appreciation through utilization of a price-based momentum approach diversified across a portfolio of global futures and foreign exchange markets. The Fund’s Trend Strategy is sub-advised by GSA Capital Partners, a leading quantitative investment firm headquartered in London with assets under management of approximately $7.5bln, including approximately $3.8bln in the Trend Strategy.

Figure 1: Fund’s Exposure (unaudited)

Manager	Program	Sub-Strategy	6/30/2017 Exposure
GSA Capital Partners	GSA Trend Strategy	Trend Following	100%

Fund Performance Summary

As shown in Figure 2, since inception (12/30/2016) until June 30, 2017, the Fund’s Class A (at NAV), Class C, Class I and Class N shares returned -10.70%, -10.70%, and -10.70%, respectively, while the BofA ML 3-Month T-Bill Index, the SG Trend Index, and the S&P 500 Total Return Index returned 0.31%, -5.80%, and 3.09%, respectively. The Fund’s net assets under management were approximately $49 million as of June 30, 2017.

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Figure 2: Altegris GSA Trend Strategy Fund Performance Review | December 30, 2016 – June 30, 2017

			Quarterly Returns
	1-Year	Since Inception *	Q2 2017	Q1 2017	Q4 2016	Q3 2016
Class A (NAV)	N/A	-10.70%	-9.52%	-1.30%	N/A	N/A
Class A (max load)**	N/A	-15.83%	-14.71%	-6.97%	N/A	N/A
Class I (NAV)	N/A	-10.70%	-9.62%	-1.20%	N/A	N/A
Class N (NAV)	N/A	-10.70%	-9.62%	-1.20%	N/A	N/A
BofA ML 3-Month T-Bill Index	N/A	0.31%	0.20%	0.10%	N/A	N/A
SG Trend Index	N/A	-5.80%	-5.00%	-0.85%	N/A	N/A
S&P 500 TR Index	N/A	3.09%	9.34%	6.07%	N/A	N/A

*	Inception date for Class A, Class I, and Class N was December 30, 2016.

**	The maximum sales charge for Class A shares is 5.75%. Class A share investors may be eligible for a reduction in sales charges. See Prospectus for more information.

Performance for periods longer than one year is annualized.

Per the financial statements as of and for the year-ended June 30, 2017, the total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 1.85% for Class A, 2.34% for Class I and 2.38% for Class N.

The performance data quoted here represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s adviser has contractually agreed to reduce its fees and reimburse expenses of the Fund until at least October 31, 2018, to ensure the total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.85%, 1.60%, and 1.85% of average daily net assets attributable to Class A, Class I, and Class N shares, respectively, subject to possible recoupment in future years. Results shown reflect the waiver, without which the results would have been lower. The Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441.

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Drivers of Fund Performance

The Fund began trading in March 2017 and unfortunately launched into a difficult period for diversified trend following strategies. GSA is more diversified than many comparable managers and in the short term that has been a negative for the Fund as choppy and trendless markets in fixed income, commodities and currencies have impacted the strategy. For example, long exposure to the Brazilian Real was a detractor when the currency dropped sharply following the implication of President Temer in a political scandal. Similarly, it was long positions in Australian and Italian bonds that contributed most to losses in the fixed income sector, along with gas oil and heating oil among commodities. Conversely, long positions in the equity indices of Taiwan and Korea were prominent winners. Over time, we expect this broader diversification to be an advantage for the Fund.

Figure 3: Performance by Sector | December 30, 2016 – June 30, 2017 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

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Consolidated Outlook

Managed futures strategies typically perform better when volatility is expanding in global markets with low intermarket correlation. This means that trends can be exploited across various markets simultaneously without interdependence between price movements. The last time this occurred with any significance was during late 2014 and early 2015 when weak oil, a strong USD and falling interest rates all combined to create a favorable trading environment across many global markets simultaneously. In contrast, the past year has been one where volatility has been low and falling, and the only persistent trend has been evident in global stock indices. This has been frustrating for managers and investors alike in the managed futures category. We see several factors that could be catalysts for change:

1.	Central bank policy is continuing to diverge as the U.S Fed remains on a path of raising rates while the European Central Bank (ECB) and Bank of Japan (BOJ)[2] remain “on hold”. This phenomenon has been well telegraphed and is no surprise to market participants, but we believe that the reality of higher rates in the U.S will eventually take a bite out of the complacency that appears to have settled over the current bull market.

2.	The Fed’s intent to begin unwinding its $4.5 trillion balance sheet is also a known fact. But the execution of this effort is unprecedented and we expect that volatility may rise as the markets absorb and adapt to this new era.

3.	Gridlock in Washington and a difficult start for the new administration appear to have been positives for stocks here at home. However, as valuations continue to rise so does the risk that a policy stumble will eventually trigger a meaningful correction or worse.

4.	An environment of more coordinated global growth could eventually work its way through into both commodity prices and wage pressure. The central banks are looking for inflation to help cement growth and will likely get what they are asking for.

The lifeblood of managed futures investing is trends in markets and rising volatility. We can see opportunity for both in the forecast and we encourage investors to stay patient in order to benefit from the potential for the enhanced portfolio diversification that the strategy provides.

Sincerely,

Matt Osborne	Eric Bundonis, CFA
Chief Investment Officer	Director of Research & Sourcing
Portfolio Manager	Portfolio Manager

[2]	The central banks or monetary authorities of Europe and Japan, respectively.

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INDEX DEFINITIONS

The SG Trend Index, which is equal-weighted and reconstituted annually, calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment.

The SG CTA Index, an equal-weighted index reconstituted annually, calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers by AUM open to new investment.

Barclay Global Macro Index tracks the performance of ~175 global macro programs, by ending monthly values, net of fees, as reported to Barclay Hedge.

BofA Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month Treasury Bills.

MSCI World Index is a free-float adjusted market capitalization weighted index that measures equity market performance of 24 developed market country indices.

S&P 500 Total Return Index is the total return version of S&P 500 index. The S&P 500 index is unmanaged and is generally representative of certain portions of the U.S. equity markets. For the S&P 500 Total Return Index, dividends are reinvested on a daily basis and the base date for the index is January 4, 1988. All regular cash dividends are assumed reinvested in the S&P 500 index on the ex-date. Special cash dividends trigger a price adjustment in the price return index.

An index is unmanaged and not available for direct investment.

GLOSSARY

Long. Buying an asset/security that gives partial ownership to the buyer of the position. Long positions profit from an increase in price. Short. Selling an asset/security that may have been borrowed from a third party with the intention of buying back at a later date.

Short positions profit from a decline in price. If a short position increases in price, covering the short position at a higher price may result in a loss.

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Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the period ended June 30, 2017, compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	One Year	Three Years	Five Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	(7.36)%	5.30%	4.92%	N/A	3.87%
Altegris Futures Evolution Strategy Fund - Class A with load **	(12.68)%	3.26%	3.69%	N/A	2.79%
Altegris Futures Evolution Strategy Fund - Class C	(8.02)%	4.57%	4.18%	3.04%	N/A
Altegris Futures Evolution Strategy Fund - Class I	(7.05)%	5.60%	5.23%	N/A	4.15%
Altegris Futures Evolution Strategy Fund - Class N	(7.35)%	5.34%	4.95%	N/A	3.87%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.49%	0.23%	0.17%	0.17%	0.16%
S&P 500 Total Return Index ^	17.90%	9.61%	14.63%	13.80%	14.79%
SG Trend Index +	(13.23)%	2.16%	1.14%	0.61%	1.11%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, before any fee waivers, are 1.97%, 2.72%, 1.72% and 1.97% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2016. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills.

^	S&P 500 Total Return Index is unmanaged and is generally representative of certain portions of the U.S. equity markets.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment.

Comparison of the Change in Value of a $10,000 Investment | October 31, 2011 – June 30, 2017

Past performance is not necessarily indicative of future results.

****	Initial investment has been adjusted for the maximum sales charge of 5.75%.

Holdings by Type of Investment as of June 30, 2017	% of Net Assets
Bonds & Notes
Asset Backed Securities	18.3%
Whole Loan Collateral	16.1%
U.S. Treasuries	8.7%
Mortgage Backed Securities	8.4%
U.S. Government Agency	7.7%
Banks	3.8%
Foreign Government	1.9%
Oil & Gas	1.7%
Other	8.9%
Structured Note	4.8%
Unaffiliated Trading Companies	3.1%
Other, Cash & Cash Equivalents	16.6%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund’s holdings.

Altegris GSA Trend Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the period ended June 30, 2017 compared to its benchmark:

Since Inception
March 17, 2017
Altegris GSA Trend Strategy Fund - Class A	(10.70)%
Altegris GSA Trend Strategy Fund - Class A with load **	(15.83)%
Altegris GSA Trend Strategy Fund - Class I	(10.70)%
Altegris GSA Trend Strategy Fund - Class N	(10.70)%
SG Trend Index +	(5.80)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 1.92%, 1.67%, and 1.92% for Class A, Class I, and Class N shares, respectively, per the Fund’s prospectus dated December 28, 2016. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A and C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

+	SG Trend Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Comparison of the Change in Value of a $10,000 Investment | March 17, 2017 – June 30, 2017

Past performance is not necessary indicative of future results.

***	Initial investment has been adjusted for the maximum sales charge of 5.75%.

Holdings by Type of Investment as of June 30, 2017	% of Net Assets
U.S. Treasury Bill	28.0%
Other, Assets Less Liabilities	72.0%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund’s holdings.

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the period ended June 30, 2017, compared to its benchmarks:

		Annualized
				Since Inception	Since Inception	Since Inception
	One Year	Three Year	Five Year	8/26/2010	2/1/2011	3/13/2013
Altegris Managed Futures Strategy Fund - Class A	(8.96)%	2.22%	(0.24)%	(0.67)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(14.17)%	0.23%	(1.42)%	(1.53)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	(9.63)%	1.43%	(0.97)%	N/A	(2.29)%	N/A
Altegris Managed Futures Strategy Fund - Class I	(8.72)%	2.48%	0.01%	(0.43)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class O	(8.95)%	2.22%	N/A	N/A	N/A	(0.01)%
Bank of America Merill Lynch 3 Month T- Bill Index ***	0.49%	0.23%	0.17%	0.15%	0.16%	0.18%
MSCI World Index ****	18.20%	5.24%	11.38%	11.06%	8.12%	9.24%
SG CTA Index +	(9.97)%	2.38%	1.34%	0.93%	0.24%	1.44%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund’s October 28, 2016 prospectus, the total annual operating expense are 1.98%, 2.73%, 1.73% and 1.97% for the Fund’s Class A, Class C, Class I, and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month treasury bills.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

+	SG CTA Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Comparison of the Change in Value of a $10,000 Investment | August 26, 2010 – June 30, 2017

Past performance is not necessarily indicative of future results.

+	Initial investment has been adjusted for the maximum sales charge of 5.75%.

Holdings by Type of Investment as of June 30, 2017	% of Net Assets
Discount Agency Notes	49.9%
Commercial Paper	12.3%
Certificates of Deposit	5.2%
Exchange Traded Funds - Debt Funds	4.6%
Exchange Traded Funds - Equity Funds	2.0%
Other Assets Less Liabilities	26.0%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares				Value
	UNAFFILIATED TRADING COMPANIES - 3.1%
20,826	ISAM Systematic Program Class ISAM (a,b) *			$1,512,400
109,335	Winton Diversified Trading Program Class WNTN (a,b) *			15,922,421
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $19,596,281)			17,434,821

	COMMON STOCK - 0.1%
870	Amplify Energy Corp.			8,700
5,202	Energy XXI Gulf Coast, Inc.			96,601
5,277	Frontera Energy Corp.			136,896
8,216	SandRidge Energy, Inc.			141,397
	TOTAL COMMON STOCK (Cost - $1,501,680)			383,594

	WARRANT - 0.0 ^
150	Energy XXI Gulf Coast, Inc. (Cost - $3,342)			150

Principal Amount
($)			Maturity
	STRUCTURED NOTE - 4.8%
$164,500	Barclays Bank PLC Linked Note (a,b) * (Cost $25,235,352)		1/28/2018	26,805,494
		Yield
	BONDS & NOTES - 75.4%
	ADVERTISING - 0.0% ^
155,000	Omnicom Group, Inc.	3.6000	4/15/2026	155,954

	AEROSPACE / DEFENSE - 0.1%
88,000	Boeing Co.	6.8750	3/15/2039	127,873
135,000	Lockheed Martin Corp.	4.7000	5/15/2046	151,692
275,000	United Technologies Corp.	1.5000	11/1/2019	273,662
200,000	United Technologies Corp.	1.9000	5/4/2020	200,343
				753,570
	AGRICULTURE - 0.1%
336,000	Philip Morris International, Inc.	5.6500	5/16/2018	347,559
265,000	Reynolds American, Inc.	3.2500	6/12/2020	272,828
145,000	Reynolds American, Inc.	4.0000	6/12/2022	153,650
				774,037
	AIRLINES - 0.0% ^
65,000	Delta Airlines, Inc.	3.6250	3/15/2022	66,728

	AUTO MANUFACTURERS - 0.5%
165,000	American Honda Finance Corp.	1.2000	7/12/2019	163,422
340,000	American Honda Finance Corp.	1.7000	2/22/2019	340,382
395,000	Daimler Finance North America LLC (c)	2.2500	3/2/2020	395,410
115,000	Ford Motor Co.	7.4500	7/16/2031	145,399
350,000	General Motors Financial Co., Inc.	2.6500	4/13/2020	351,627
215,000	General Motors Financial Co., Inc.	3.9500	4/13/2024	218,053
700,000	Kia Motors Corp. (c)	2.6250	4/21/2021	695,596
265,000	Toyota Motor Credit Corp.	1.9500	4/17/2020	264,918
				2,574,807
	AUTO PARTS & EQUIPMENT - 0.0% ^
50,000	Dana Financing Luxembourg Sarl (c)	5.7500	4/15/2025	51,750
42,000	Delphi Automotive PLC	4.2500	1/15/2026	44,487
106,000	Delphi Corp.	4.1500	3/15/2024	111,315
				207,552
	AUTOMOBILE ABS - 1.0%
1,000,000	Flagship Credit Auto Trust 2016-4 (c)	2.4100	10/15/2021	996,930
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (c)	2.7600	5/15/2021	1,001,796
700,000	Westlake Automobile Receivables Trust 2016-2 (c)	2.3000	11/15/2019	700,080
1,000,000	Westlake Automobile Receivables Trust 2016-2 (c)	2.4600	1/18/2022	997,425
2,000,000	Westlake Automobile Receivables Trust 2016-2 (c)	2.7000	10/17/2022	2,006,200
				5,702,431
	BANKS - 3.8%
200,000	Agromercantil Senior Trust (c)	6.2500	4/10/2019	206,848
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	413,696
125,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	135,042
400,000	Banco de Costa Rica	5.2500	8/12/2018	407,800
900,000	Banco del Estado de Chile	3.8750	2/8/2022	938,814
200,000	Banco Inbursa SA Institucion de Banca Multiple (c)	4.3750	4/11/2027	200,040
1,000,000	Banco Nacional de Comercio Exterior SNC (d)	3.8000	8/11/2026	997,500
600,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	610,392

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	BANKS - 3.8% (Continued)
$200,000	Banco Nacional de Costa Rica	5.8750	4/25/2021	$209,260
150,000	Banco Regional SAECA	8.1250	1/24/2019	159,225
1,000,000	Banco Santander Mexico SA (d)	5.9500	1/30/2024	1,041,250
400,000	Bancolombia SA	6.1250	7/26/2020	430,500
480,000	Bank of America Corp.	2.0000	1/11/2018	480,734
110,000	Bank of America Corp.	2.5030	10/21/2022	108,594
100,000	Bank of America Corp. (d)	2.8810	4/24/2023	100,185
330,000	Bank of Montreal	1.5000	7/18/2019	326,900
155,000	Bank of Montreal	1.9000	8/27/2021	152,107
145,000	Bank of Montreal	2.1000	12/12/2019	145,309
175,000	BB&T Corp.	2.2500	2/1/2019	176,027
250,000	BBVA Bancomer SA	6.5000	3/10/2021	275,312
205,000	Citigroup, Inc.	2.0500	12/7/2018	205,305
235,000	Citigroup, Inc. (d)	2.1162	4/25/2022	236,313
225,000	Citigroup, Inc. (d)	2.2794	5/17/2024	224,769
355,000	Commonwealth Bank of Australia (c)	2.2500	3/10/2020	355,765
190,000	Commonwealth Bank of Australia (c)	2.7500	3/10/2022	191,655
800,000	Corp. Financiera de Desarrollo SA	3.2500	7/15/2019	814,000
400,000	DBS Group Holdings Ltd. (d)	3.6000	Perpetual	399,268
400,000	Global Bank Corp. (c)	4.5000	10/20/2021	409,400
300,000	Global Bank Corp.	4.5000	10/20/2021	307,050
200,000	Global Bank Corp. (c)	5.1250	10/30/2019	208,250
200,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	200,546
180,000	Goldman Sachs Group, Inc.	2.9000	7/19/2018	182,044
110,000	Goldman Sachs Group, Inc. (d)	2.9080	6/5/2023	109,782
35,000	Goldman Sachs Group, Inc.	3.0000	4/26/2022	35,269
300,000	Itau CorpBanca	3.8750	9/22/2019	309,133
470,000	JPMorgan Chase & Co.	2.2500	1/23/2020	471,458
145,000	JPMorgan Chase & Co.	4.2500	10/1/2027	151,250
150,000	JPMorgan Chase & Co.	2.9720	1/15/2023	151,784
200,000	Korea Development Bank (The)	2.5000	1/13/2021	199,152
1,000,000	Korea Development Bank (The)	2.6250	2/27/2022	995,239
600,000	Malayan Banking Bhd (d)	3.2500	9/20/2022	600,961
150,000	Morgan Stanley	2.7500	5/19/2022	149,968
465,000	Morgan Stanley	2.4500	2/1/2019	468,106
160,000	Morgan Stanley	3.6250	1/20/2027	161,150
423,000	MUFG Americas Holdings Corp.	1.6250	2/9/2018	422,957
10,000	MUFG Americas Holdings Corp.	2.2500	2/10/2020	10,006
500,000	Nacional Financiera SNC	3.3750	11/5/2020	514,375
1,100,000	Oversea-Chinese Banking, Corp, Ltd. (d)	4.0000	10/15/2024	1,128,514
225,000	PNC Funding Corp.	4.3750	8/11/2020	239,484
145,000	PNC Funding Corp.	3.3000	3/8/2022	150,319
75,000	Royal Bank of Canada	2.1250	3/2/2020	75,129
420,000	Royal Bank of Canada	2.0000	12/10/2018	421,459
35,000	Royal Bank of Canada	2.5000	1/19/2021	35,238
50,000	Royal Bank of Canada	1.5000	7/29/2019	49,616
225,000	Royal Bank of Scotland Group PLC (d)	3.4980	5/15/2023	226,459
110,000	Sumitomo Mitsui Financial Group, Inc.	2.0580	7/14/2021	108,147
105,000	Sumitomo Mitsui Financial Group, Inc.	2.9340	3/9/2021	106,669
370,000	Toronto-Dominion Bank	1.7500	7/23/2018	370,609
200,000	United Overseas Bank Ltd. (d)	2.8800	3/8/2027	198,045
800,000	United Overseas Bank Ltd. (d)	3.7500	9/19/2024	815,720
370,000	Wells Fargo & Co.	1.5000	1/16/2018	369,881
100,000	Wells Fargo & Co.	2.1500	1/30/2020	100,257
145,000	Wells Fargo & Co.	3.0690	1/24/2023	147,031
155,000	Wells Fargo & Co. (d)	3.5840	5/22/2028	156,648
195,000	Westpac Banking Corp.	1.6000	8/19/2019	193,485
165,000	Westpac Banking Corp.	1.9500	11/23/2018	165,324
15,000	Westpac Banking Corp.	2.0000	8/19/2021	14,775
15,000	Westpac Banking Corp.	2.5000	6/28/2022	14,935
125,000	Westpac Banking Corp.	2.6000	11/23/2020	126,347
				21,214,581

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	BEVERAGES - 0.1%
$150,000	Ajecorp BV	6.5000	5/14/2022	$129,750
245,000	Anheuser-Bush InBev Finance, Inc.	1.9000	2/1/2019	245,548
70,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	79,005
185,000	Molson Coors Brewing Co.	1.4500	7/15/2019	182,746
				637,049
	BIOTECHNOLOGY - 0.2%
475,000	Amgen, Inc.	2.2000	5/11/2020	477,400
353,000	Celgene Corp.	2.1250	8/15/2018	354,364
				831,764
	BUILDING MATERIALS - 0.0% ^
48,000	Builders FirstSource, Inc. (c)	5.6250	9/1/2024	49,980

	CHEMICALS - 0.2%
800,000	Grupo Idesa SA de CV	7.8750	12/18/2020	724,000
50,000	Hexion, Inc. (c)	10.3750	2/1/2022	49,500
200,000	Sherwin-Williams Co. (The)	2.2500	5/15/2020	200,447
				973,947
	COAL - 0.0% ^
50,000	Peabody Energy Corp. (c)	6.0000	3/31/2022	49,625

	COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6%
	U.S. GOVERNMENT AGENCY - 6.1%
373,330	Fannie Mae REMICS 2005-2 S (d)	5.3839	2/25/2035	70,007
2,608,163	Fannie Mae REMICS 2005-104 NI (d)	5.4839	3/25/2035	197,289
675,789	Fannie Mae REMICS 2006-99 AS (d)	5.3639	10/25/2036	129,213
390,521	Fannie Mae REMICS 2006-119 PS (d)	5.4839	12/25/2036	69,930
714,289	Fannie Mae REMICS 2006-126 CS (d)	5.4839	1/25/2037	134,658
398,675	Fannie Mae REMICS 2009-41 ZA	4.5000	6/25/2039	420,393
371,636	Fannie Mae REMICS 2009-98 DZ	4.5000	12/25/2039	391,188
530,158	Fannie Mae REMICS 2010-76 ZK	4.5000	7/25/2040	565,815
382,301	Fannie Mae REMICS 2010-115 SE (d)	4.7839	10/25/2040	69,272
230,788	Fannie Mae REMICS 2010-134 CS (d)	5.4639	12/25/2025	26,834
230,788	Fannie Mae REMICS 2010-134 SE (d)	5.4339	12/25/2025	26,671
354,876	Fannie Mae REMICS 2010-142 SC (d)	5.3839	12/25/2040	67,871
296,825	Fannie Mae REMICS 2011-18 UZ	4.0000	3/25/2041	317,481
451,710	Fannie Mae REMICS FNR 2011-74 KL	5.0000	6/25/2040	487,914
852,478	Fannie Mae REMICS 2011-93 ES (d)	5.2839	9/25/2041	168,945
530,707	Fannie Mae REMICS 2011-111 EZ	5.0000	11/25/2041	577,187
1,301,380	Fannie Mae REMICS 2012-3 DS (d)	4.7339	2/25/2042	199,436
1,237,358	Fannie Mae REMICS FNR 2012-15 PZ	4.0000	3/25/2042	1,307,437
3,951,166	Fannie Mae REMICS FNR 2012-20 SA (d)	5.2339	3/25/2042	793,770
1,344,276	Fannie Mae REMICS 2012-103 ZP	3.0000	9/25/2042	1,253,077
1,361,869	Fannie Mae REMICS 2013-74 YS (d)	4.1758	7/25/2043	1,156,546
601,482	Fannie Mae REMICS 2013-122 DS (d)	3.9407	7/25/2043	502,054
1,274,870	Fannie Mae REMICS 2014-73 PS (d)	4.9839	11/25/2044	232,903
2,072,579	Fannie Mae REMICS 2015-95 AP	3.0000	8/25/2042	2,107,501
2,045,453	Fannie Mae REMICS 2016-73 DZ	3.0000	10/25/2046	1,906,473
962,688	Fannie Mae REMICS FNR 2016-81 PA	3.0000	2/25/2044	966,036
334,629	Freddie Mac REMICS 2663 ZP	5.0000	8/15/2033	366,288
138,873	Freddie Mac REMICS 2909 Z	5.0000	12/15/2034	152,040
279,629	Freddie Mac REMICS 3257 SI (d)	5.1611	12/15/2036	48,179
1,130,571	Freddie Mac REMICS 3404 SA (d)	4.8411	1/15/2038	172,697
1,017,183	Freddie Mac REMICS 3753 SB (d)	4.8411	11/15/2040	179,231
266,689	Freddie Mac REMICS 3770 SP (d)	5.3411	11/15/2040	27,102
903,021	Freddie Mac REMICS 3792 SE (d)	7.5422	1/15/2041	961,012
93,240	Freddie Mac REMICS 3818 JA	4.5000	1/15/2040	94,940
609,017	Freddie Mac REMICS 3926 FS (d)	5.4211	9/15/2041	138,507
519,216	Freddie Mac REMICS 3957 DZ	3.5000	11/15/2041	528,833
397,430	Freddie Mac REMICS 3957 HZ	4.0000	11/15/2041	416,898
1,188,533	Freddie Mac REMICS 3984 DS (d)	4.7911	1/15/2042	181,974
1,237,358	Freddie Mac REMICS 3998 AZ	4.0000	2/15/2042	1,311,770
4,466,458	Freddie Mac REMICS 4077 TS (d)	4.8411	5/15/2041	665,491
2,805,928	Freddie Mac REMICS 4089 SH (d)	4.8411	8/15/2042	456,556
619,390	Freddie Mac REMICS 4229 MS (d)	5.6719	7/15/2043	619,204
3,578,887	Freddie Mac REMICS 4255 GS (d)	4.9911	9/15/2043	579,957
827,569	Freddie Mac REMICS 4291 MS (d)	4.7411	1/15/2054	138,724

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6% (Continued)
	U.S. GOVERNMENT AGENCY - 6.1% (Continued)
$2,607,690	Freddie Mac REMICS 4314 MS (d)	4.9411	7/15/2043	$350,091
1,341,049	Freddie Mac REMICS 4391 MA	3.0000	7/15/2040	1,369,822
5,462,099	Freddie Mac REMICS 4440 ZD	2.5000	2/15/2045	4,808,706
2,434,922	Government National Mortgage Association 2010-35 DS (d)	4.4678	3/20/2040	348,883
3,805,310	Government National Mortgage Association 2010-121 SE (d)	4.7878	9/20/2040	610,112
2,281,255	Government National Mortgage Association 2011-69 SC (d)	4.1678	5/20/2041	292,855
2,224,063	Government National Mortgage Association 2013-102 BS (d)	4.9378	3/20/2043	338,230
2,243,425	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	2,152,271
220,716	Government National Mortgage Association 2013-120 GS (d)	3.9453	8/20/2043	199,714
495,799	Government National Mortgage Association 2013-148 DS (d)	4.5083	10/16/2043	72,257
2,125,918	Government National Mortgage Association 2013-186 SG (d)	5.0783	2/16/2043	295,003
1,371,733	Government National Mortgage Association 2013-188 MS (d)	4.3783	12/16/2043	189,124
2,627,660	Government National Mortgage Association 2014-5 SA (d)	4.3378	1/20/2044	402,697
2,997,906	Government National Mortgage Association 2014-58 SG (d)	4.4283	4/16/2044	461,844
2,643,029	Government National Mortgage Association 2014-76 SA (d)	4.3878	1/20/2040	375,283
1,073,823	Government National Mortgage Association 2014-95 CS (d)	5.0783	6/16/2044	200,211
2,345,814	Government National Mortgage Association 2014-145 CS (d)	4.4283	5/16/2044	371,956
1,483,095	Government National Mortgage Association 2014-156 PS (d)	5.0378	10/20/2044	248,709
				34,273,072
	WHOLE LOAN COLLATERAL - 16.1%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	2.1961	6/25/2035	488,097
1,166,253	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	990,396
2,886,452	Alternative Loan Trust 2006-41CB 1A4	5.7500	1/25/2037	2,496,990
1,936,094	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	1,710,549
1,984,560	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	1,586,066
2,898,331	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	2,055,447
2,925,559	Alternative Loan Trust 2007-J1 2A8	6.0000	3/25/2037	1,980,527
621,439	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	601,189
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)	1.6622	4/20/2035	3,787,150
277,569	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	271,062
1,422,742	Bank of America Funding 2007-1 Trust TA3B (f)	5.9426	1/25/2037	1,239,778
608,609	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	573,745
2,209,741	BCAP LLC 2010-RR6 Trust 1716 (c,d)	6.0000	7/26/2036	1,860,198
4,071,261	BCAP LLC 2012-RR1 Trust 3A4 (c,d)	5.5000	10/26/2035	3,907,811
180,609	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	179,841
543,279	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)	3.3484	2/20/2035	546,992
596,019	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	540,285
2,775,304	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	2,319,745
601,133	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	544,236
2,445,973	CHL Mortgage Pass-Through Trust 2007-HYB1 2A1 (d)	3.0864	3/25/2037	2,105,197
2,000,000	CIM Trust 2016-3RR B2 (c,d)	11.0154	2/27/2056	1,781,614
22,521	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	22,480
1,594,323	Citigroup Mortgage Loan Trust 2011-12 1A2 (c,d)	3.4417	4/25/2036	1,311,040
206,260	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	207,557
193,215	Credit Suisse First Boston Mortgage Securities Corp. 1A3	5.2500	9/25/2035	174,679
1,123,702	Credit Suisse First Boston Mortgage Securities Corp. 5A12	5.5000	10/25/2035	1,008,982
1,691,255	CSMC 2015-RPL3 Trust A1 (c,f)	3.7500	12/25/2056	1,693,026
1,768,022	CSMC 2017-1A Trust	4.5000	3/25/2021	1,769,257
299,875	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	257,362
394,344	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	370,000
480,403	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	446,117
431,067	CSMC Series 2010-4R 3A17 (c,d)	6.0000	6/26/2037	403,732
1,000,000	CSMC Series 2011-5R 6A9 (c,d)	3.2697	11/27/2037	1,031,872
1,000,000	CSMC Series 2011-12R 3A5 (c,d)	2.7829	7/27/2036	959,615
392,872	CSMC Trust 2013-3R 1A1 (c,d)	2.1536	4/27/2035	402,239
272,029	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	3.1323	5/25/2035	225,244
1,505,732	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,389,787
2,865,349	First Horizon Alternative Mortgage Securities Trust 2006-AA7 A1 (d)	3.1545	1/25/2037	2,450,707
43,172	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	43,541
497,758	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)	3.3667	11/25/2035	473,613
949,036	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.5821	1/25/2036	865,883
639,022	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	617,291
407,581	HomeBanc Mortgage Trust 2005-3 A1 (d)	1.4561	7/25/2035	401,676
2,417,460	HSI Asset Loan Obligation Trust 2007-AR1 (d)	3.4091	1/25/2037	2,012,107

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	WHOLE LOAN COLLATERAL - 16.1% (Continued)
$1,120,502	Impac Secured Assets Trust 2006-5 1A1C (d)	1.4861	2/25/2037	$902,370
1,827,109	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,660,287
61,737	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	61,380
1,051,257	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	866,337
2,935,705	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	2,542,944
1,203,347	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,120,027
533,955	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	477,607
493,933	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	486,266
423,910	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)	3.3382	4/25/2036	391,116
778,380	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	645,706
2,301,022	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1A (d)	3.0202	11/25/2035	2,314,042
1,418,506	Mill City Mortgage Loan Trust 2017-1 A1 (c,d)	2.7500	11/25/2058	1,407,969
10,248	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	10,573
974,122	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)	3.3580	12/25/2035	890,009
221,140	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.1184	6/25/2036	194,900
1,186,437	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,021,795
680,031	Morgan Stanley Reremic Trust 2A (c,d)	1.2536	2/26/2037	681,706
1,484,651	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)	5.9950	3/25/2047	1,219,224
42,421	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	42,716
281,740	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	251,915
387,957	RALI Series 2006-QA1 1A21 Trust (d)	4.3195	1/25/2036	322,890
353,632	RALI Series 2006-QS10 Trust A9	6.5000	8/25/2036	313,064
622,650	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	581,726
2,164,048	RALI Series 2007-QH5 AI1 Trust (d)	1.4261	6/25/2037	1,803,852
463,692	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	421,327
812,380	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	820,279
459,414	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	346,683
303,755	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	267,781
536,684	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	483,488
639,849	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	424,135
468,995	Residential Asset Securitization Trust 2007-A3 1A1 (d)	1.6661	4/25/2037	265,393
61,173	Residential Asset Securitization Trust 2007-A3 1A2 (d)	37.0598	4/25/2037	128,808
2,329,349	Residential Asset Securitization Trust 2007-A8 1A1	6.0000	8/25/2037	1,949,100
14,313	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	14,316
251,041	RFMSI Series 2006-S3 Trust A7	5.5000	3/25/2036	229,805
412,981	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	374,921
163,204	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	148,165
1,611,415	RFMSI Series 2006-S12 Trust 2A6	6.0000	12/25/2036	1,542,575
733,856	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	698,031
263,961	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	247,559
687,634	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	624,031
1,483,906	Sequoia Mortgage Trust 2013-1 2A1 (d)	1.8550	2/25/2043	1,399,361
2,820,276	Sequoia Mortgage Trust 2016-3 A11 (c,d)	3.0000	11/25/2046	2,829,309
45,442	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.4000	6/25/2034	48,733
828,639	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (d)	3.0609	12/25/2035	763,202
1,140,879	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	1,065,772
1,577,323	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,347,945
755,636	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	693,443
518,969	Wells Fargo Alternative Loan 2007-PA3 Trust 3A1	6.2500	7/25/2037	492,843
365,866	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	366,444
240,477	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4	6.0000	4/25/2037	240,305
220,578	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38	6.0000	6/25/2037	221,762
1,154,203	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5	6.0000	7/25/2037	1,142,071
120,228	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6	6.0000	9/25/2037	121,071
				90,033,801
	COMMERCIAL MBS - 8.4%
239,883	A10 Term Asset Financing 2016-1 LLC A1 (c)	2.4200	3/15/2035	238,806
7,882,084	BBCMS MORTGAGE TRUST 2017-C1 XA (d)	1.6956	2/15/2050	870,828
646,000	BBCMS Trust 2014-BXO E (c,d)	3.5502	8/15/2027	643,781
638,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM (d)	5.9150	6/11/2050	639,351
194,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18 AM (d)	6.0840	6/11/2050	196,193
548,000	CD 2007-CD5 Mortgage Trust AJ (d)	6.5058	11/15/2044	552,023
349,000	CD 2007-CD5 Mortgage Trust AJA (d)	6.5058	11/15/2044	352,642
2,915,877	CD 2017-CD4 Mortgage Trust XA (d)	1.4856	5/10/2050	278,296
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH B (c,d)	3.0089	12/15/2027	500,311
114,000	CFCRE Commercial Mortgage Trust 2016-C7 A3	3.8385	12/10/2054	119,183

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.4% (Continued)
$6,404,000	CFCRE Commercial Mortgage Trust 2017-C8 XA (d)	1.6794	6/15/2050	$745,557
2,302,000	CFCRE Commercial Mortgage Trust 2017-C8 XB (d)	0.9570	6/15/2050	187,128
699,000	CGCMT 2010-RR2 Trust JA4B (c,d)	6.0680	2/19/2051	703,780
304,000	Chicago Skyscraper Trust 2017 SKY B (c,d)	2.2589	2/15/2030	305,352
168,000	Chicago Skyscraper Trust 2017 SKY C (c,d)	2.4089	2/15/2030	168,579
7,779	Citigroup Commercial Mortgage Trust 2007-C6 A1A (d)	5.8661	12/10/2049	7,774
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)	5.8661	12/10/2049	611,750
620,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.3851	12/10/2049	629,300
726,865	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.1680	9/10/2045	47,305
8,875,883	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d)	1.4192	5/10/2047	575,560
4,586,100	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)	1.2031	10/10/2047	277,541
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)	4.5762	2/10/2048	98,788
1,041,167	Citigroup Commercial Mortgage Trust 2015-GC35 XA (d)	0.8976	11/10/2048	53,323
2,022,532	Citigroup Commercial Mortgage Trust 2016-GC36 XA (d)	1.5013	2/10/2049	173,115
4,673,457	Citigroup Commercial Mortgage Trust 2016-P3 XA (d)	1.8742	4/15/2049	504,157
108,000	Citigroup Commercial Mortgage Trust 2016-P4 A4	2.9020	7/10/2049	106,124
743,254	Citigroup Commercial Mortgage Trust 2016-P4 XA (d)	2.1699	7/10/2049	95,641
1,081,163	Citigroup Commercial Mortgage Trust 2016-P5 XA (d)	1.7029	10/10/2049	106,315
90,000	Citigroup Commercial Mortgage Trust 2016-P6 A5 (d)	3.7200	12/10/2049	94,115
116,000	Citigroup Commercial Mortgage Trust 2016-SMPL D (c)	3.5200	9/10/2031	115,628
414,000	CLNS Trust 2017-IKPR D (c,d)	3.0500	6/11/2032	414,918
414,000	CLNS Trust 2017-IKPR E (c,d)	4.5000	6/11/2032	414,914
38,000	CLNS Trust 2017-IKPR F (c,d)	5.5000	6/11/2032	38,085
338,000	Cold Storage Trust 2017-ICE3 A (c,d)	2.1589	4/15/2036	338,419
412,000	Cold Storage Trust 2017-ICE3 C (c,d)	2.5089	4/15/2036	412,767
103,287	Colony Mortgage Capital Series 2015-FL3 Ltd. (c,d)	2.9417	9/5/2032	103,473
152,000	COMM 2012-CCRE4 Mortgage D Trust (c,d)	4.7246	10/15/2045	131,590
845,105	COMM 2012-LC4 Mortgage XA Trust (c,d)	2.3865	12/10/2044	64,541
9,636,326	COMM 2013-CCRE12 Mortgage Trust XA (d)	1.5019	10/10/2046	545,935
11,051,985	COMM 2013-LC6 Mortgage Trust XA (d)	1.8035	1/10/2046	536,441
100,000	COMM 2014-CCRE20 Mortgage Trust 2014-CR20 C (d)	4.6552	11/10/2047	101,801
563,625	COMM 2014-UBS4 E Mortgage Trust (c)	3.7500	8/10/2047	362,562
644,150	COMM 2014-UBS4 F Mortgage Trust (c)	3.7500	8/10/2047	386,448
1,207,795	COMM 2014-UBS4 G Mortgage Trust (c)	3.7500	8/10/2047	379,164
5,000	COMM 2014-UBS4 V Mortgage Trust (c,d)	—	8/10/2047	—
53,000	COMM 2016-DC2 C Mortgage Trust (d)	4.7971	2/10/2049	51,655
990,442	COMM 2016-DC2 XA Mortgage Trust (d)	1.2243	2/10/2049	66,547
111,000	COMM 2016-GCT Mortgage E Trust (c,d)	3.5768	8/10/2029	107,698
88,000	Commercial Mortgage Pass Through Certificates C (d)	4.8021	2/10/2049	86,495
968,850	Commercial Mortgage Pass Through Certificates XA (d)	2.2193	10/15/2045	69,080
268,286	Commercial Mortgage Trust 2006-GG7 AM (d)	5.9513	7/10/2038	268,181
145,859	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)	6.4770	11/12/2043	146,140
205,191	Credit Suisse Commercial Mortgage Trust Series 2007-C5 A4 (d)	5.6950	9/15/2040	204,990
472,900	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (c,d)	6.5200	2/15/2041	478,175
623,000	Credit Suisse Mortgage Capital Certificates D (c,d)	2.9960	7/15/2032	623,000
57,000	Credit Suisse Mortgage Capital Certificates E (c,d)	4.3960	7/15/2032	57,000
1,968,472	CSAIL 2015-C1 Commercial Mortgage Trust XA (d)	1.0928	4/15/2050	102,955
7,972,000	CSAIL 2017-C8 Commercial Mortgage Trust XA (d)	1.2589	6/15/2050	685,791
213,000	CSMC 2017-HD Trust B (c,d)	2.5089	2/15/2031	214,194
102,000	CSMC 2017-HD Trust C (c,d)	2.8589	2/15/2031	102,572
221,000	CSMC 2017-HD Trust D (c,d)	3.6589	2/15/2031	222,239
171,000	CSMC Trust 2017-LSTK C (c)	3.2294	4/5/2033	173,249
204,000	CSMC Trust 2017-LSTK D (c,d)	3.4415	4/5/2033	203,864
89,000	Fannie Mae-Aces A2	2.7020	2/25/2026	88,517
67,000	Freddie Mac Multifamily Structured Pass Through Certificates A2 (d)	3.3340	8/25/2025	70,117
87,000	Freddie Mac Multifamily Structured Pass Through Certificates A2	2.9950	12/25/2025	88,706
10,583,889	Freddie Mac Multifamily Structured Pass Through Certificates X1 (d)	1.4423	3/25/2023	646,669
664,800	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (d)	5.6060	12/10/2049	666,704
902,000	GS Mortgage Securities Trust 2013-GCJ14 A2	2.9950	8/10/2046	910,921
140,000	GS Mortgage Securities Trust 2014-GC26 (c,d)	4.6425	11/10/2047	121,303
8,224,341	GS Mortgage Securities Trust 2015-GC28 (d)	1.2904	2/10/2048	471,097
1,386,185	GS Mortgage Securities Trust 2015-GS1 (d)	0.9775	11/10/2048	75,667
100,964	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.5336	5/15/2045	1
385,367	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	385,080
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS	5.3370	5/15/2047	632,421

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.4% (Continued)
$750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (d)	6.2620	2/15/2051	$753,859
344,551	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	344,292
238,969	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)	6.2359	2/12/2051	240,465
471,321	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (d)	5.4640	1/15/2049	470,981
697,298	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (d)	6.1043	6/15/2049	713,852
1,255,648	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	6.2641	2/15/2051	1,273,131
498,854	JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2 A4	6.0680	2/12/2051	500,603
696,434	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(d)	1.7507	5/15/2045	44,361
1,787,121	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	1.9737	10/15/2045	129,388
656,606	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	1.8257	6/15/2045	34,586
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (c)	3.4289	6/10/2027	110,103
538,660	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6 A (c,d)	2.5589	11/15/2031	539,665
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A (c,d)	2.3589	8/15/2027	600,011
422,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH B (c,d)	3.3089	10/15/2034	424,891
238,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH C (c,d)	3.9089	10/15/2034	240,083
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B	3.4595	8/15/2049	33,503
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (d)	3.9462	8/15/2049	25,386
392,035	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (d)	2.0131	8/15/2049	50,611
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (c,d)	4.1426	10/5/2031	118,493
1,817,124	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (d)	1.2389	8/15/2047	103,801
9,845,214	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)	1.1373	11/15/2047	494,395
931,778	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)	1.3043	1/15/2048	49,721
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)	4.5686	1/15/2048	115,606
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)	3.9841	2/15/2048	103,010
1,195,598	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (d)	1.5035	2/15/2048	78,606
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (d)	4.8180	11/15/2048	101,649
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (d)	4.7722	12/15/2048	89,649
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)	4.9049	3/15/2049	89,297
968,000	JPMCC Re-REMIC Trust 2014-FRR1 A707 (c)	4.3470	1/27/2047	968,223
13,299,730	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (d)	1.1823	3/15/2050	986,698
154,291	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.9075	11/15/2038	447
128,576	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.9075	11/15/2038	373
640,000	LB-UBS Commercial Mortgage Trust 2007-C7 AJ (d)	6.4996	9/15/2045	647,461
413,146	LB-UBS Commercial Mortgage Trust 2007-C7 A3 (d)	5.8660	9/15/2045	415,744
535,000	LMREC 2015-CRE1, Inc. A (c,d)	2.9656	2/22/2032	537,140
37,836	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)	5.7514	5/12/2039	37,803
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (d)	6.0179	6/12/2050	754,820
315,381	ML-CFC Commercial Mortgage Trust 2007-9 A4	5.7000	9/12/2049	315,624
727,372	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.6731	8/15/2045	42,422
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (d)	4.6322	10/15/2047	119,494
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	117,806
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)	4.6793	10/15/2048	74,591
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (c)	3.0600	10/15/2048	82,343
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (d)	4.9111	5/15/2049	95,084
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4	3.7200	12/15/2049	98,405
53,797	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)	5.5080	2/12/2044	52,656
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)	6.3262	12/12/2049	455,522
388,741	Morgan Stanley Capital I Trust 2011-C1 XA (c,d)	0.5985	9/15/2047	4,476
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c,d)	4.1393	8/14/2031	610,574
76,000	Morgan Stanley Capital I Trust 2015-XLF1 AFSC (c,d)	4.0271	8/15/2026	76,223
986,922	Morgan Stanley Capital I Trust 2016-UB11 XA (d)	1.8135	8/15/2049	102,153
644,000	Morgan Stanley Capital I Trust 2017-PRME A (c,d)	2.0589	2/15/2034	648,972
88,000	Morgan Stanley Capital I Trust 2017-PRME D (c,d)	4.5589	2/15/2034	87,644
112,000	MSCG Trust 2016-SNR C (c)	5.2050	11/15/2034	112,755
41,000	PFP 2017-3 Ltd. A (c,d)	2.2217	1/14/2035	41,049
34,000	PFP 2017-3 Ltd. AS (c,d)	2.4717	1/14/2035	34,060
20,000	PFP 2017-3 Ltd. B (c,d)	2.9217	1/14/2035	20,052
21,000	PFP 2017-3 Ltd. C (c,d)	3.6717	1/14/2035	21,107
89,000	RAIT 2017-FL7 Trust A (c,d)	2.1000	6/15/2037	89,113
25,000	RAIT 2017-FL7 Trust RAITF 2017-FL7 AS (c,d)	2.4500	6/15/2037	25,043
283,000	Rosslyn Portfolio Trust 2017-ROSS A (c,d)	2.1090	6/15/2033	283,381
283,000	Rosslyn Portfolio Trust 2017-ROSS B (c,d)	2.4090	6/15/2033	283,375
764,731	SG Commercial Mortgage Securities Trust 2016-C5 XA (d)	2.1864	10/10/2048	95,219
337,842	Sutherland Commercial Mortgage Loans 2015-SBC4 LLC A (c)	4.0000	6/25/2039	336,450
591,547	TRU 2016-1 Trust 2016-TOYS A (c,d)	3.3771	11/15/2030	592,035
4,441,943	UBS Commercial Mortgage Trust 2012-C1 XA (c,d)	2.2712	5/10/2045	361,364

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.4% (Continued)
$848,185	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.0878	8/10/2049	$68,109
1,778,074	Velocity Commercial Capital Loan Trust 2016-2 AFX (d)	2.9969	10/25/2046	1,780,349
698,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (d)	6.2784	6/15/2045	703,303
357,221	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	358,837
257,733	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)	5.7030	6/15/2049	257,741
838,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (d)	6.1739	2/15/2051	852,954
835,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	6.1739	2/15/2051	834,212
524,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AM (d)	5.8180	5/15/2046	526,951
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (c)	3.9380	8/15/2050	113,154
6,492,597	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)	1.4406	2/15/2048	473,353
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (d)	4.7647	11/15/2048	77,090
1,234,291	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (d)	1.2574	11/15/2048	83,755
1,047,016	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (d)	1.5341	4/15/2050	75,774
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (d)	4.6922	9/15/2058	59,944
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)	4.6381	9/15/2057	95,958
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)	4.8785	1/15/2059	58,214
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (d)	5.1973	6/15/2049	92,558
992,549	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (d)	1.8896	10/15/2049	112,659
1,053,816	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XA (d)	1.8024	11/15/2049	108,694
2,608,894	Wells Fargo Commercial Mortgage Trust 2017-RB1 XA (d)	1.4453	3/15/2050	256,011
731,349	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.0686	8/15/2045	55,234
955,380	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.2327	11/15/2045	70,517
968,697	WFRBS Commercial Mortgage Trust 2014-C21 XA (d)	1.2957	8/15/2047	54,380
				46,921,782
	COMMERCIAL SERVICES - 0.4%
900,000	Adani Ports & Special Economic Zone Ltd.	3.5000	7/29/2020	908,888
853,527	ENA Norte Trust	4.9500	4/25/2023	875,121
30,000	KAR Auction Services, Inc. (c)	5.1250	6/1/2025	30,563
50,000	Live Nation Entertainment, Inc. (c)	4.8750	11/1/2024	50,750
45,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (c)	9.2500	5/15/2023	48,900
65,000	S&P Global, Inc.	4.4000	2/15/2026	69,877
50,000	ServiceMaster Co. LLC (The) (c)	5.1250	11/15/2024	51,750
				2,035,849
	COMPUTERS - 0.1%
358,000	Hewlett-Packard Enterprise Co.	2.8500	10/5/2018	361,063
110,000	Hewlett-Packard Enterprise Co.	3.6000	10/15/2020	113,421
				474,484
	COSMETICS / PERSONAL CARE - 0.0% ^
125,000	Unilever Capital Corp.	2.9000	5/5/2027	123,313

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
150,000	Air Lease Corp.	3.7500	2/1/2022	156,530
150,000	Ally Financial, Inc.	4.1250	3/30/2020	154,125
415,000	American Express Credit Corp.	2.2000	3/3/2020	416,975
45,000	American Express Credit Corp.	2.2500	8/15/2019	45,388
140,000	American Express Credit Corp.	2.2500	5/5/2021	139,784
120,000	American Express Credit Corp.	2.7000	3/3/2022	121,106
150,000	Bantrab Senior Trust	9.0000	11/14/2020	145,716
190,000	Discover Financial Services	4.1000	2/9/2027	190,328
585,189	Guanay Finance Ltd.	6.0000	12/15/2020	599,526
246,417	Interoceanica IV Finance Ltd. **	—	11/30/2018	242,259
120,000	National Rural Utilities Cooperative Finance Corp.	2.0000	1/27/2020	120,329
295,000	National Rural Utilities Cooperative Finance Corp.	2.3000	11/15/2019	296,830
10,000	NFP Corp. (c)	6.8750	7/15/2025	10,100
204,411	Peru Enhanced Pass-Through Finance Ltd. **	—	5/31/2018	200,950
200,000	SURA Asset Management SA (c)	4.3750	4/11/2027	202,000
145,000	Synchrony Financial	3.0000	8/15/2019	147,044
50,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (c)	6.7500	6/1/2025	51,125
				3,240,115
	ELECTRIC - 0.7%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (c)	7.9500	5/11/2026	216,446
175,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	234,984
10,000	Calpine Corp.	5.7500	1/15/2025	9,375
400,000	Colbun SA	6.0000	1/21/2020	432,393
1,000,000	Comision Federal de Electricidad	4.8750	5/26/2021	1,063,750
245,000	Consolidated Edison, Inc.	2.0000	3/15/2020	244,913
50,000	Duke Energy Corp.	3.7500	9/1/2046	47,499

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	ELECTRIC - 0.7% (Continued)
$105,000	Duke Energy Progress LLC	4.1500	12/1/2044	$109,916
90,000	Exelon Corp.	3.4000	4/15/2026	89,697
155,000	Fortis, Inc. (c)	2.1000	10/4/2021	151,814
200,000	Israel Electric Corp. Ltd.	5.6250	6/21/2018	206,200
75,000	NextEra Energy Capital Holdings, Inc.	3.5500	5/1/2027	76,191
25,000	NRG Energy, Inc.	7.2500	5/15/2026	25,875
150,000	Pampa Energia SA (c)	7.5000	1/24/2027	156,534
470,000	Southern Co.	2.4500	9/1/2018	473,092
85,000	Southern Co.	1.8500	7/1/2019	84,671
				3,623,350
	ELECTRONICS - 0.0% ^
80,000	Arrow Electronics, Inc.	3.8750	1/12/2028	79,334

	ENGINEERING & CONSTRUCTION - 0.0% ^
199,077	Aeropuertos Internacional de Tocumen SA	5.7500	10/9/2023	215,998
300,000	OAS Financial Ltd.* (c,g)	8.8750	Perpetual	15,000
				230,998
	ENTERTAINMENT - 0.0% ^
50,000	GLP Capital LP / GLP Financing II, Inc.	5.3750	4/15/2026	54,615
55,000	Pinnacle Entertainment, Inc. (c)	5.6250	5/1/2024	57,200
50,000	Six Flags Entertainment Corp. (c)	4.8750	7/31/2024	50,306
				162,121
	ENVIRONMENTAL CONTROL - 0.0% ^
110,000	Waste Management, Inc.	4.1000	3/1/2045	115,278
	FOOD - 0.5%
300,000	Cosan Overseas Ltd.	8.2500	Perpetual	300,180
355,000	General Mills, Inc.	2.2000	10/21/2019	357,326
50,000	JBS USA LLC / JBS USA Finance, Inc. (c)	5.7500	6/15/2025	47,000
430,000	Kraft Heinz Foods Co.	2.0000	7/2/2018	431,089
290,000	Kroger Co.	6.1500	1/15/2020	316,889
210,000	Kroger Co.	3.4000	4/15/2022	214,802
200,000	MARB BondCo PLC (c)	7.0000	3/15/2024	193,250
200,000	Pesquera Exalmar SAA (c)	7.3750	1/31/2020	180,500
200,000	Pesquera Exalmar SAA	7.3750	1/31/2020	180,500
50,000	Pilgrim’s Pride Corp. (c)	5.7500	3/15/2025	50,125
150,000	Smithfield Foods, Inc. (c)	4.2500	2/1/2027	153,456
155,000	Sysco Corp.	3.2500	7/15/2027	152,612
				2,577,729
	FOREIGN GOVERNMENT - 1.9%
200,000	Argentine Republic Government International Bond	6.8750	1/26/2027	207,200
200,000	Brazilian Government International Bond	5.6250	1/7/2041	192,500
350,000	Chile Government International Bond	2.2500	10/30/2022	346,150
200,000	Chile Government International Bond	3.1250	1/21/2026	203,990
500,000	Chile Government International Bond	3.2500	9/14/2021	519,325
200,000	Chile Government International Bond	3.8600	6/21/2047	200,500
200,000	Costa Rica Government International Bond	9.9950	8/1/2020	233,500
200,000	Dominican Republic International Bond (c)	5.9500	1/25/2027	209,000
100,000	Dominican Republic International Bond	6.8500	1/27/2045	106,500
800,000	Dominican Republic International Bond	7.5000	5/6/2021	884,000
800,000	Export-Import Bank of India	3.1250	7/20/2021	807,193
200,000	Export-Import Bank of India	4.0000	1/14/2023	207,947
800,000	Guatemala Government Bond	5.7500	6/6/2022	871,848
200,000	Indonesia Government International Bond	3.7000	1/8/2022	205,539
400,000	Instituto Costarricense de Electricidad	6.9500	11/10/2021	429,200
200,000	Israel Government International Bond	2.8750	3/16/2026	199,194
200,000	Malaysia Sovereign Sukuk Bhd	3.0430	4/22/2025	199,680
400,000	Mexico Government International Bond	3.5000	1/21/2021	416,200
400,000	Mexico Government International Bond	3.6250	3/15/2022	414,800
562,000	Mexico Government International Bond	4.1500	3/28/2027	581,951
50,000	Mexico Government International Bond	4.7500	3/8/2044	50,050
200,000	Panama Government International Bond	3.8750	3/17/2028	205,000
200,000	Panama Government International Bond	4.5000	5/15/2047	202,500
200,000	Perusahaan Penerbit SBSN Indonesia III (c)	4.1500	3/29/2027	203,000
300,000	Perusahaan Penerbit SBSN Indonesia III	6.1250	3/15/2019	319,500
200,000	Philippine Government International Bond	3.7000	2/2/2042	201,560
100,000	Philippine Government International Bond	4.0000	1/15/2021	106,585

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	FOREIGN GOVERNMENT - 1.9% (Continued)
$200,000	Philippine Government International Bond	4.2000	1/21/2024	$219,104
1,000,000	Qatar Government International Bond	2.3750	6/2/2021	975,384
500,000	Republic of Poland Government International Bond	5.1250	4/21/2021	550,669
				10,469,569
	FOOD SERVICE - 0.0% ^
50,000	Aramark Services, Inc. (c)	5.0000	4/1/2025	52,813

	FOREST PRODUCTS & PAPER - 0.4%
125,000	Celulosa Arauco y Constitucion SA	5.0000	1/21/2021	132,421
1,000,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	1,094,645
290,000	Georgia-Pacific LLC (c)	3.6000	3/1/2025	298,740
80,000	International Paper Co.	3.0000	2/15/2027	76,992
650,000	Inversiones CMPC SA	4.5000	4/25/2022	678,982
				2,281,780
	GAS - 0.1%
50,000	NGL Energy Partners LP / NGL Energy Finance Corp. (c)	7.5000	11/1/2023	49,313
200,000	Transportadora de Gas del Peru SA	4.2500	4/30/2028	207,500
				256,813
	HEALTHCARE - PRODUCTS - 0.2%
225,000	Becton Dickinson and Co.	2.8940	6/6/2022	225,703
475,000	Medtronic Global Holdings SCA	1.7000	3/28/2019	475,301
410,000	Thermo Fisher Scientific, Inc.	2.1500	12/14/2018	411,537
50,000	Universal Hospital Services, Inc.	7.6250	8/15/2020	50,813
15,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	15,137
				1,178,491
	HEALTHCARE - SERVICES - 0.2%
50,000	Acadia Healthcare Co., Inc.	5.6250	2/15/2023	51,719
25,000	Air Medical Group Holdings, Inc. (c)	6.3750	5/15/2023	23,813
517,000	Anthem, Inc.	2.3000	7/15/2018	519,910
50,000	Centene Corp.	4.7500	1/15/2025	51,375
50,000	CHS/Community Health Systems, Inc.	6.2500	3/31/2023	51,618
50,000	Envision Healthcare Corp. (c)	6.2500	12/1/2024	53,375
510,000	Laboratory Corp. of America Holdings	2.5000	11/1/2018	514,053
50,000	Tenet Healthcare Corp.	8.1250	4/1/2022	53,063
				1,318,926
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
700,000	CK Hutchison International 17 Ltd. (c)	2.8750	4/5/2022	703,053

	HOME EQUITY ABS - 0.7%
345,490	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	346,623
3,218,589	GSAA Home Equity Trust 2006-18 AF6 (f)	5.6816	11/25/2036	1,636,493
233,476	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	198,795
68,953	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	1.9211	3/25/2035	68,946
1,992,672	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)	1.2961	2/25/2037	1,732,803
				3,983,660
	HOME FURNISHINGS - 0.0% ^
50,000	Tempur Sealy International, Inc.	5.6250	10/15/2023	51,875

	HOUSEHOLD PRODUCTS / WARES - 0.0% ^
50,000	Kronos Acquisition Holdings, Inc. (c)	9.0000	8/15/2023	49,875

	HOUSEWARES - 0.1%
77,000	Newell Brands, Inc.	2.6000	3/29/2019	77,751
270,000	Newell Brands, Inc.	3.1500	4/1/2021	276,273
				354,024
	INSURANCE - 0.3%
135,000	Athene Global Funding (c)	3.0000	7/1/2022	134,073
145,000	Berkshire Hathaway Finance Corp.	1.3000	8/15/2019	143,947
320,000	Berkshire Hathaway Finance Corp.	1.7000	3/15/2019	320,761
155,000	Brighthouse Financial, Inc. (c)	3.7000	6/22/2027	153,117
180,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	233,044
115,000	New York Life Global Funding (c)	2.0000	4/9/2020	114,985
55,000	New York Life Global Funding (c)	2.3000	6/10/2022	54,706
100,000	New York Life Global Funding (c)	2.9000	1/17/2024	100,954
363,000	NUVEEN FINANCE LLC (c)	2.9500	11/1/2019	368,188
210,000	Prudential Financial, Inc.	7.3750	6/15/2019	231,476
				1,855,251

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	INTERNET - 0.2%
$345,000	Amazon.com, Inc.	2.6000	12/5/2019	$351,497
155,000	eBay, Inc.	2.7500	1/30/2023	153,628
400,000	Tencent Holdings Ltd.	2.8750	2/11/2020	405,127
				910,252
	INVESTMENT COMPANIES - 0.0% ^
250,000	Temasek Financial I Ltd.	2.3750	1/23/2023	246,956

	IRON / STEEL - 0.0% ^
5,000	Cliffs Natural Resources, Inc. (c)	5.7500	3/1/2025	4,712
25,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)	6.3750	5/1/2022	26,125
105,000	Vale Overseas Ltd.	5.8750	6/10/2021	112,718
				143,555
	LEISURE TIME - 0.0% ^
50,000	Sabre GLBL, Inc. (c)	5.2500	11/15/2023	51,875
50,000	Viking Cruises Ltd. (c)	8.5000	10/15/2022	52,500
				104,375
	LODGING - 0.0% ^
200,000	Gohl Capital Ltd.	4.2500	1/24/2027	207,235
50,000	Hilton Domestic Operating Co., Inc. (c)	4.2500	9/1/2024	50,688
				257,923
	MACHINERY - CONSTRUCTION & MINING - 0.1%
50,000	BlueLine Rental Finance Corp / BlueLine Rental LLC (c)	9.2500	3/15/2024	52,000
245,000	Caterpillar Financial Services Corp.	1.7000	6/16/2018	245,317
140,000	Caterpillar Financial Services Corp.	2.1000	1/10/2020	140,930
				438,247
	MACHINERY - DIVERSIFIED - 0.1%
300,000	John Deere Capital Corp.	1.6000	7/13/2018	300,285
55,000	John Deere Capital Corp.	1.9500	1/8/2019	55,217
55,000	John Deere Capital Corp.	1.9500	6/22/2020	55,143
				410,645
	MEDIA - 0.2%
15,000	CBS Corp.	2.5000	2/15/2023	14,856
50,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (c)	5.1250	5/1/2027	51,125
55,000	Cengage Learning, Inc. (c)	9.5000	6/15/2024	48,675
145,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.9080	7/23/2025	156,646
130,000	Comcast Corp.	4.4000	8/15/2035	139,742
225,000	Comcast Corp.	5.8750	2/15/2018	230,911
50,000	CSC Holdings LLC	5.2500	6/1/2024	51,005
200,000	Globo Comunicacao e Participacoes S.A. (c)	5.1250	3/31/2027	198,500
55,000	Sirius XM Radio, Inc. (c)	5.0000	8/1/2027	55,412
400,000	TV Azteca SAB de CV	7.6250	9/18/2020	403,600
				1,350,472
	MULTI - NATIONAL - 0.1%
500,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	512,500

	MUNICIPAL - 0.9%
5,400,000	Commonwealth of Puerto Rico (g)	8.0000	7/1/2035	3,280,500
60,000	North Texas Municipal Water District Water System Revenue	5.0000	9/1/2035	70,273
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System	6.2000	7/1/2040	558,487
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System	6.3000	7/1/2043	993,750
				4,903,010
	OIL & GAS - 1.7%
700,000	Bharat Petroleum Corp Ltd.	4.6250	10/25/2022	748,356
370,000	BP Capital Markets PLC	1.6760	5/3/2019	368,755
53,000	BP Capital Markets PLC	3.5880	4/14/2027	53,776
85,000	BP Capital Markets PLC	3.7230	11/28/2028	87,198
225,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	223,207
55,000	Chevron Corp.	1.5610	5/16/2019	54,840
180,000	Chevron Corp.	1.9910	3/3/2020	180,470
600,000	CNOOC Finance 2015 Australia Pty Ltd.	2.6250	5/5/2020	601,562
200,000	CNOOC Finance 2015 USA LLC	3.5000	5/5/2025	200,032
200,000	CNPC HK Overseas Capital Ltd.	4.5000	4/28/2021	212,763
300,000	Delek & Avner Tamar Bond Ltd. (c)	3.8390	12/30/2018	304,500
600,000	Delek & Avner Tamar Bond Ltd. (c)	4.4350	12/30/2020	614,400
800,000	Indian Oil Corp Ltd.	5.6250	8/2/2021	879,484
15,000	MEG Energy Corp. (c)	7.0000	3/31/2024	11,662

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	OIL & GAS - 1.7% (Continued)
$5,000	Noble Holding International Ltd.	7.7500	1/15/2024	$3,956
1,000,000	ONGC Videsh Ltd.	3.2500	7/15/2019	1,012,400
200,000	ONGC Videsh Vankorneft Pte Ltd.	3.7500	7/27/2026	197,663
200,000	Petrobras Global Finance BV	6.1250	1/17/2022	206,300
200,000	Petrobras Global Finance BV	7.3750	1/17/2027	211,600
75,000	Petroleos Mexicanos	6.7500	9/21/2047	75,741
200,000	Petronas Capital Ltd.	3.1250	3/18/2022	204,331
800,000	Petronas Global Sukuk Ltd.	2.7070	3/18/2020	809,647
75,000	Phillips 66	5.8750	5/1/2042	90,616
250,000	Reliance Holding USA, Inc.	4.5000	10/19/2020	263,437
55,000	Sanchez Energy Corp.	6.1250	1/15/2023	44,000
390,000	Shell International Finance BV	1.3750	5/10/2019	387,704
800,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	803,767
200,000	Sinopec Group Overseas Development 2016 Ltd.	2.7500	9/29/2026	187,013
200,000	Sinopec Group Overseas Development 2017 Ltd. (c)	3.0000	4/12/2022	201,608
55,000	SM Energy Co.	5.0000	1/15/2024	48,675
60,000	Valero Energy Corp.	6.6250	6/15/2037	74,106
				9,363,569
	OIL & GAS SERVICES - 0.0% ^
6,000	FTS International, Inc.	6.2500	5/1/2022	4,860
85,000	Schlumberger Holdings Corp. (c)	2.3500	12/21/2018	85,504
				90,364
	OTHER ABS - 15.8%
1,834,551	Ajax Mortgage Loan Trust 2016-C A(c,f)	4.0000	10/25/2057	1,826,985
500,000	ALM VII R Ltd. CR (c,d)	5.1984	10/15/2028	505,299
500,000	Anchorage Capital CLO 5 Ltd. 2014-5A AR (c,d)	2.3084	10/15/2026	500,602
1,000,000	Annisa CLO Ltd. 2016-2 2016-2 B (c,d)	3.2562	7/20/2028	1,006,595
1,750,000	Apidos CLO XIV 2013-14A A (c,d)	2.3084	4/15/2025	1,750,781
2,065,000	Apidos CLO XVI 2013-16A A1R (c,d)	2.1894	1/19/2025	2,064,099
250,000	Apidos CLO XVIII 2014-18A D (c,d)	6.3532	7/22/2026	250,242
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c,d)	6.1589	9/15/2025	629,802
1,491,073	Arcadia Receivables Credit Trust 2017-1 A (c)	3.2500	6/15/2023	1,494,914
2,500,000	Atrium X AR (c,d)	2.0364	7/16/2025	2,504,131
24,209	AVANT Loans Funding Trust 2016-B 2016-B A (c)	3.9200	8/15/2019	24,217
909,079	Avant Loans Funding Trust 2017-A A (c)	2.4100	3/15/2021	909,675
1,000,000	Babson CLO Ltd 2013-I A (c,d)	2.2562	4/20/2025	1,001,740
1,419,934	Bayview Opportunity Master Fund IIIb RPL Trust 2016-4 A (c,f)	3.4748	7/28/2018	1,410,826
3,261,059	BCAPB LLC Trust 2007-AB1 2007-AB1 A5 (f)	5.0420	3/25/2037	2,319,224
526,697	Blue Elephant Loan Trust 2015-1 B (c)	5.5600	12/15/2022	525,986
185,773	BlueMountain CLO 2012-1A Ltd. A (c,d)	2.4762	7/20/2023	185,978
500,000	BlueMountain CLO 2013-1 Ltd. CR (c,d)	5.3062	1/20/2029	512,884
3,500,000	BlueMountain CLO Ltd. 2015-3 Ltd. A1 (c,d)	2.6362	10/20/2027	3,506,683
68,147	BlueMountain CLO II Ltd. C (c,d)	2.0018	7/15/2018	68,299
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. (c,d)	2.6862	4/20/2027	1,003,567
1,000,000	Catamaran CLO Ltd. 2015-1A A (c,d)	2.7032	4/22/2027	1,000,100
500,000	CENT CLO 19 Ltd. 2013-19A A1A (c,d)	2.4996	10/29/2025	500,579
2,000,000	CIM TRUST	12.3160	7/26/2055	1,771,148
2,000,000	CIM TRUST	10.1430	2/27/2056	1,773,544
2,310,000	CIM TRUST	16.7780	1/27/2057	2,565,273
1,624,707	Citicorp Residential Mortgage Trust Series 2007-2 A4 (f)	5.2821	6/25/2037	1,659,185
1,000,000	Coinstar Funding LLC Series 2017-1 A2 (c)	5.2160	4/25/2047	1,016,067
1,308,539	Consumer Credit Origination Loan Trust 2015-1 B (c)	5.2100	3/15/2021	1,310,901
574,083	Consumer Installment Loan Trust Series 2016-LD1 A (c)	3.9600	7/15/2022	578,168
19,917	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.1323	4/25/2036	20,181
250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)	4.3562	1/20/2027	250,104
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)	4.7062	1/20/2027	250,029
1,125,000	Eagle I Ltd. 2014-1A A1 (c)	2.5700	12/15/2039	1,117,864
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)	4.4584	7/17/2026	248,089
2,400,000	GCAT 2017-5 LLC A1 (c,f)	3.2282	7/25/2047	2,404,022
1,057,000	GoldentTree Loan Management US CLO 1 Ltd X (c,d)	1.9842	4/20/2029	1,057,163
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C (c,d)	3.8696	8/1/2025	250,064
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. D (c,d)	4.9696	8/1/2025	250,032
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 (c,d)	2.6884	4/18/2026	300,019
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. A1R (c,d)	—	4/18/2026	300,000
669,328	Invitation Homes 2015-SFR3 Trust A (c,d)	2.5094	8/17/2032	672,381
1,375,000	Jamestown CLO III Ltd 2013-3A A1AR (c,d)	2.2984	1/15/2026	1,374,917

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	OTHER ABS - 15.8% (Continued)
$2,000,000	Jamestown CLO IV Ltd. 2014-4A A1A (c,d)	2.6584	7/15/2026	$2,002,705
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1B (c,d)	2.6562	10/20/2028	1,007,465
1,947,917	Labrador Aviation Finance Ltd. 2016-1A (c)	5.6820	1/15/2042	1,984,327
250,000	LCM XII LP 12A A (c,d)	4.8584	10/19/2022	252,172
750,000	LCM XVI LP 16A A (c,d)	—	7/15/2026	750,937
276,184	LendingClub Issuance Trust Series 2016-NP1 A (c)	3.0000	1/17/2023	277,047
250,000	Madison Park Funding XI Ltd. 2013-11A D (c,d)	4.6532	10/23/2025	251,964
1,000,000	Magnetite XII Ltd. 2015-12A AR (c,d)	2.4884	4/15/2027	1,005,481
1,000,000	Marlette Funding Trust 2017-2 A (c)	2.3900	7/15/2024	1,002,468
253,624	Mosaic Solar Loans 2017-1 LLC A (c)	4.4500	6/20/2042	257,395
1,190,742	Nationstar HECM Loan Trust 2016-2 A (c,d)	2.2394	6/25/2026	1,204,172
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)	2.3300	6/2/2025	250,259
624,649	Nomad CLO Ltd. 2013-1A (c,d)	2.3584	1/15/2025	625,729
505,000	OCP CLO 2015-8 Ltd. A1 (c,d)	2.6884	4/17/2027	507,140
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR (c,d)	5.1584	7/15/2029	504,641
1,000,000	Octagon Loan Funding Ltd. 2014-1A A1R (c,d)	2.3212	11/18/2026	999,905
111,847	OneMain Financial Issuance Trust 2014-1 (c)	2.4300	6/18/2024	111,889
1,000,000	OneMain Financial Issuance Trust 2015-1A (c)	3.1900	3/18/2026	1,009,967
1,000,000	Oportun Funding IV LLC 2016-C A (c)	3.2800	11/8/2021	1,005,337
2,500,000	Palmer Square CLO 2013-1 Ltd. A1R (c,d)	2.1518	5/15/2025	2,502,649
1,000,000	Palmer Square CLO 2014-1 Ltd. A1R (c,d)	2.5284	1/17/2027	1,001,807
1,000,000	Pretium Mortgage Credit Partners I 2017-NPL2 LLC A1 (c,f)	3.2500	3/28/2057	1,001,579
995,517	Progress Residential 2016-SFR1 Trust A (c,d)	2.7094	9/17/2033	1,012,400
168,349	RAMP Series 2006-RS4 A3 Trust (d)	1.3861	7/25/2036	167,491
561,506	Sierra Timeshare 2016-2 Receivables Funding LLC (c)	2.3300	7/20/2033	561,213
1,346,119	Sierra Timeshare 2016-3 Receivables Funding LLC (c)	2.4300	10/20/2033	1,334,992
728,342	Sofi Consumer Loan Program 2016-3 LLC (c)	3.0500	12/26/2025	735,167
1,991,390	SpringCastle America Funding LLC 2016-AA A (c)	3.0500	4/25/2029	1,987,982
1,000,000	Springleaf Funding Trust 2016-A (c)	2.9000	11/15/2029	1,004,791
2,621,584	Symphony CLO VIII LP 2012-8A AR (c,d)	2.2554	1/9/2023	2,627,930
1,471,760	Velocity Commercial Capital Loan Trust 2017-1 AFX (c,d)	3.0000	5/25/2047	1,484,477
3,125,000	Venture VII CDO Ltd. 2006-7A A1B (c,d)	1.4862	1/20/2022	3,072,967
1,000,000	Venture XVII CLO Ltd. 2014-17A A (c,d)	2.6384	7/15/2026	1,000,458
1,000,000	Venture XVII CLO Ltd. 2014-17A AR (c,d)	3.2580	7/15/2026	1,000,000
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)	3.2584	7/15/2026	250,153
250,000	Venture XVII CLO Ltd 2014-17A B2R (c,d)	—	7/15/2026	250,000
1,000,000	Venture XXIII CLO Ltd 2016-23A (c,d)	2.6748	7/19/2028	1,013,868
1,000,000	Vibrant CLO V Ltd. 2016-5A (c,d)	2.7062	1/20/2029	1,008,104
1,020,423	VOLT XXII LLC 2015-NPL4 A1 (c,f)	3.5000	2/25/2055	1,024,013
676,885	VOLT LVIII LLC 2017-NPL5 A1 (c,f)	3.3750	5/28/2047	676,631
407,634	Wasatch Ltd. 06-1A Cl A1B (c,d)	1.4218	11/14/2022	406,106
3,122,499	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust 1A (d)	1.3711	10/25/2036	2,563,571
1,000,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)	2.3562	7/25/2026	999,991
				88,371,699
	PACKAGING & CONTAINERS - 0.0% ^
50,000	Flex Acquisition Co., Inc.	6.8750	1/15/2025	52,000

	PHARMACEUTICALS - 0.7%
149,000	AbbVie, Inc.	4.7000	5/14/2045	158,334
151,000	Allergan Funding SCS	2.3500	3/12/2018	151,630
430,000	AstraZeneca PLC	2.3750	11/16/2020	432,473
75,000	AstraZeneca PLC	2.3750	6/12/2022	74,823
515,000	Cardinal Health, Inc.	1.9500	6/15/2018	516,362
150,000	Cardinal Health, Inc.	1.9480	6/14/2019	150,149
50,000	Cardinal Health, Inc.	4.3680	6/15/2047	51,665
415,000	Express Scripts Holding Co.	2.2500	6/15/2019	416,375
115,000	Express Scripts Holding Co.	3.4000	3/1/2027	110,989
50,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (c)	7.5000	10/1/2024	54,250
318,000	McKesson Corp.	2.2840	3/15/2019	319,824
414,000	Mylan NV	2.5000	6/7/2019	417,308
145,000	Mylan NV	3.1500	6/15/2021	147,515
265,000	Shire Acquisitions Investments Ireland DAC	1.9000	9/23/2019	263,770
140,000	Shire Acquisitions Investments Ireland DAC	2.8750	9/23/2023	138,764
87,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	86,498
135,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	7/21/2023	131,307
				3,622,036

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	PIPELINES - 0.3%
$150,000	Enable Midstream Partners LP	4.4000	3/15/2027	$150,540
20,000	Energy Transfer LP	4.2000	4/15/2027	19,994
145,000	Energy Transfer LP	4.7500	1/15/2026	150,846
145,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	173,173
345,000	Kinder Morgan, Inc.	3.0500	12/1/2019	350,994
113,070	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.2980	9/30/2020	117,005
400,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	411,200
70,000	Williams Partners LP	3.7500	6/15/2027	69,288
				1,443,040
	PRIVATE EQUITY - 0.0% ^
50,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.2500	2/1/2022	52,125

	REITS - 0.2%
155,000	American Tower Corp.	3.5500	7/15/2027	153,695
160,000	Boston Properties LP	4.1250	5/15/2021	168,725
318,000	Boston Properties LP	5.8750	10/15/2019	340,964
50,000	ESH Hospitality, Inc. (c)	5.2500	5/1/2025	51,812
365,000	Simon Property Group LP	2.2000	2/1/2019	367,302
155,000	Simon Property Group LP	3.3750	6/15/2027	154,489
				1,236,987
	RETAIL - 0.1%
55,000	1011778 BC ULC / New Red Finance, Inc. (c)	4.2500	5/15/2024	54,653
361,000	CVS Health Corp.	1.9000	7/20/2018	361,938
150,000	Home Depot, Inc.	3.0000	4/1/2026	150,801
70,000	Lowe’s Cos., Inc.	3.1000	5/3/2027	69,680
30,000	PetSmart, Inc. (c)	7.1250	3/15/2023	26,700
25,000	PetSmart, Inc. (c)	5.8750	6/1/2025	24,094
55,000	Rite Aid Corp. (c)	6.1250	4/1/2023	54,003
				741,869
	SEMICONDUCTORS - 0.2%
75,000	Applied Materials, Inc.	4.3500	4/1/2047	79,606
190,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. (c)	2.3750	1/15/2020	190,276
75,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. (c)	3.6250	1/15/2024	76,725
80,000	Maxim Integrated Products, Inc.	3.4500	6/15/2027	79,526
475,000	QUALCOMM, Inc.	2.1000	5/20/2020	477,171
				903,304
	SOFTWARE - 0.1%
20,000	Camelot Finance SA (c)	7.8750	10/15/2024	21,550
105,000	Fidelity National Information Services, Inc.	3.6250	10/15/2020	109,992
50,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (c)	10.0000	11/30/2024	56,187
50,000	Informatica LLC (c)	7.1250	7/15/2023	50,891
160,000	Microsoft Corp.	4.4500	11/3/2045	178,027
25,000	Open Text Corp. (c)	5.8750	6/1/2026	26,890
155,000	Oracle Corp.	4.1250	5/15/2045	159,354
50,000	Sophia LP / Sophia Finance, Inc. (c)	9.0000	9/30/2023	52,000
				654,891
	SOVEREIGN - 0.0% ^
250,000	Wakala Global Sukuk Bhd	4.6460	7/6/2021	270,150

	STUDENT LOAN ABS - 0.7%
891,807	Access Lex Institute (d)	1.7387	2/25/2037	852,383
12,000	Earnest Student Loan Program 2016-D LLC (c)	—	1/25/2041	1,008,000
500,000	Earnest Student Loan Program 2017-A LLC (c)	2.6500	1/25/2041	498,068
1,381,128	Sofi Professional Loan Program 2017-B LLC (c)	1.8300	5/25/2040	1,380,015
				3,738,466
	TECHNOLOGY - 0.1%
500,000	AXIATA SPV2 BHD	3.4660	11/19/2020	511,334

	TELECOMMUNICATIONS - 0.5%
145,000	AT&T, Inc.	3.8000	3/1/2024	148,278
635,000	British Telecommunications PLC	5.9500	1/15/2018	649,228
50,000	Cincinnati Bell, Inc. (c)	7.0000	7/15/2024	52,260
200,000	Digicel Group Ltd.	7.1250	4/1/2022	174,260
50,000	Frontier Communications Corp.	8.5000	4/15/2020	52,562
55,000	Intelsat Jackson Holdings SA	7.2500	10/15/2020	51,975
200,000	Ooredoo International Finance Ltd.	3.8750	1/31/2028	197,578
551,000	Orange SA	2.7500	2/6/2019	557,989
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	417,756

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Principal Amount
($)		Yield	Maturity	Value
	TELECOMMUNICATIONS - 0.5% (Continued)
$45,000	Telesat Canada / Telesat LLC (c)	8.8750	11/15/2024	$50,512
552,000	Verizon Communications, Inc. (c)	2.9460	3/15/2022	555,835
155,000	Verizon Communications, Inc.	4.4000	11/1/2034	153,583
				3,061,816
	TEXTILES - 0.1%
465,000	Cintas Corp. No. 2	2.9000	4/1/2022	472,268

	TRANSPORTATION - 0.1%
200,000	Autoridad del Canal de Panama	4.9500	7/29/2035	218,000
150,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	166,269
165,000	CSX Corp.	3.8000	11/1/2046	161,511
140,000	FedEx Corp.	4.7500	11/15/2045	151,181
				696,961
	TRUCKING & LEASING - 0.0% ^
75,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (c)	4.2000	4/1/2027	77,479

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%
193,035	Fannie Mae Pool AL4292 (e)	4.5000	4/1/2026	203,643
694,916	Fannie Mae Pool AS4281 (e)	3.0000	1/1/2035	708,584
1,174,251	Fannie Mae Pool AS4360 (e)	3.0000	1/1/2035	1,197,359
802,341	Fannie Mae Pool AS4645 (e)	3.0000	3/1/2045	802,698
922,102	Fannie Mae Pool AS7661 (e)	3.0000	8/1/2046	917,434
49,952	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	52,477
1,526,528	Fannie Mae Pool MA2737 (e)	3.0000	9/1/2046	1,525,992
1,072,991	Freddie Mac Gold Pool G08622 (e)	3.0000	1/1/2045	1,071,391
1,334,565	Freddie Mac Gold Pool G08721 (e)	3.0000	9/1/2046	1,332,543
248,164	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	274,586
323,347	Freddie Mac Gold Pool Q13637 (e)	3.0000	11/1/2042	324,551
328,962	Freddie Mac Gold Pool Q13638 (e)	3.0000	11/1/2042	330,186
				8,741,444
	TREASURY SECURITIES - 8.7%
2,455,000	United States Treasury Bond	2.7500	11/15/2042	2,425,847
1,520,000	United States Treasury Bond	2.8750	8/15/2045	1,528,491
1,740,000	United States Treasury Note	0.6250	9/30/2017	1,738,069
1,350,000	United States Treasury Note	0.7500	10/31/2018	1,339,559
5,050,000	United States Treasury Note	0.8750	11/30/2017	5,050,732
4,100,000	United States Treasury Note	0.8750	3/31/2018	4,088,307
3,650,000	United States Treasury Note	0.8750	5/31/2018	3,636,882
1,630,000	United States Treasury Note	1.0000	2/15/2018	1,627,711
3,400,000	United States Treasury Note	1.0000	3/15/2018	3,394,288
300,000	United States Treasury Note	1.0000	5/15/2018	299,273
360,000	United States Treasury Note	1.0000	5/31/2018	359,058
3,200,000	United States Treasury Note	1.3750	9/30/2020	3,176,250
2,290,000	United States Treasury Note	1.5000	5/31/2020	2,286,602
185,000	United States Treasury Note	1.5000	2/28/2023	180,100
3,150,000	United States Treasury Note	1.6250	6/30/2020	3,155,538
3,125,000	United States Treasury Note	1.6250	5/15/2026	2,962,647
3,770,000	United States Treasury Note	1.7500	3/31/2022	3,750,562
210,000	United States Treasury Note	1.7500	12/31/2020	210,599
2,190,000	United States Treasury Note	2.0000	11/30/2020	2,215,750
2,670,000	United States Treasury Note	2.1250	2/29/2024	2,673,233
2,410,000	United States Treasury Note	2.2500	3/31/2021	2,457,542
				48,557,040

	TOTAL BONDS & NOTES (Cost - $423,146,409)			422,376,158

	SHORT-TERM INVESTMENTS - 10.6%
	U.S. TREASURY BILLS - 10.6%
43,000,000	United States Treasury Bill+ (a)	0.5000	7/20/2017	42,988,241
16,500,000	United States Treasury Bill+ (a)	0.6900	10/12/2017	16,467,662
	TOTAL SHORT-TERM INVESTMENTS (Cost - $59,455,903)			59,455,903

	TOTAL INVESTMENTS - 94.1% (Cost - $528,938,967) (h)			$526,456,120
	OTHER ASSETS LESS LIABILITIES - 5.9%			33,399,248
	TOTAL NET ASSETS - 100.0%			$559,855,368

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

MBS - Mortgage Backed Security

ABS - Asset Backed Security

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Non-Income bearing.

^	Represents a percentage less than 0.05%

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

+	Held as collateral for the swap contract.

(a)	All or a portion of these investments is a holding of the AFES Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at June 30, 2017.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $130,135,890 or 23.24% of net assets.

(d)	Variable rate security; the rate shown represents the rate at June 30, 2017.

(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(f)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2017.

(g)	Security in default.

(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $529,199,852 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,353,559
Unrealized Depreciation:	(10,097,291)
Net Unrealized Depreciation:	$(2,743,732)

TOTAL RETURN SWAP CONTRACT (a)
	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Depreciation
Barclays Bank PLC SWAP	$673,306	LIBOR + 1.20%	11/9/2017	Barclays Bank, Plc	$(9,129,230)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2017

Principal
Amount ($)		Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 28.0%
	U.S. TREASURY BILL - 28.0%
$13,785,000	U.S. Treasury Bill	0.78%	7/13/2017	$13,781,155
	TOTAL SHORT-TERM INVESTMENT (Cost - $13,781,155)

	TOTAL INVESTMENTS - 28.0% (Cost - $13,781,155) (c)			$13,781,155
	OTHER ASSETS LESS LIABILITIES - 72.0%			35,382,697
	TOTAL NET ASSETS - 100.0%			$49,163,852

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,781,155 and does not differ from market value.

	SHORT FUTURES CONTRACTS
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
44	3 Month Euro EURIBOR Future	June-18	12,571,776	$3,864
179	90-Day Euro$ Future	September-18	43,984,775	16,925
19	Bank Accept Future	June-18	3,602,641	3,807
19	Brent Crude Oil Future (a)	September-17	926,630	(57,590)
7	Canadian Dollar Future	September-17	540,680	(12,530)
12	Canola (WCE) Future (a)	November-17	92,030	(3,718)
72	Cocoa Future (a)	September-17	1,396,800	18,300
52	Cocoa Ice Future (a)	September-17	1,030,068	75,842
67	Coffee Future (a)	September-17	3,158,213	78,206
4	Coffee Robusta Future (a)	September-17	85,960	(3,550)
58	Corn Future (a)	December-17	1,136,800	(34,087)
5	Cotton No. 2 Future (a)	December-17	171,475	(3,425)
19	Dollar Index Future	September-17	1,812,999	19,039
2	Euro BUXL 30 Year Bond Future	September-17	373,006	4,384
22	Euro Swiss Franc 3 Month Ice Future	March-18	5,781,131	4,458
57	FTSE/JSE Top 40 Index Future	September-17	1,987,311	(8,502)
15	Gasoline RBOB Future (a)	August-17	953,631	(55,755)
11	Gold 100 Oz. Future (a)	August-17	1,366,530	8,650
5	Japan 10 Year Bond Future	September-17	6,679,870	16,508
61	Japanese Yen Future	September-17	6,793,875	118,369
14	KC HRW Wheat Future (a)	September-17	370,650	(36,050)
15	LME Nickel Future (a)	September-17	844,875	(36,346)
20	Low Sulfur Gas Oil Future (a)	July-17	873,000	(43,575)
128	Natural Gas Future (a)	August-17	3,884,800	(94,710)
16	NY Harbor ULSD Future (a)	August-17	996,643	(66,877)
38	Platinum Future (a)	October-17	1,760,160	9,415
47	Silver Future (a)	September-17	3,907,345	22,655
73	Soybean Future (a)	November-17	3,484,838	(159,712)
71	Soybean Meal Future (a)	December-17	2,209,520	(74,910)
56	Soybean Oil Future (a)	December-17	1,120,224	(35,064)
37	US 2 Year Note (CBT) Future	September-17	7,996,047	11,703
29	White Sugar (ICE) Future (a)	August-17	585,365	42,180

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

	SHORT FUTURES CONTRACTS (Continued)
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
223	World Sugar #11 (a)	October-17	3,449,186	$(41,866)
22	WTI Crude Oil Future (a)	August-17	1,012,880	(53,430)
				(367,392)
	LONG FUTURES CONTRACTS
120	90-Day Bank Bill Future	March-18	90,630,308	(19,153)
152	90-Day Sterling Future	June-18	24,517,180	(51,169)
9	Amsterdam Index Future	July-17	1,039,840	(41,057)
34	Australian 3 Year Bond Future	September-17	2,911,875	(17,796)
25	Australian 10 Year Bond Future	September-17	2,478,718	(39,632)
63	Australian Dollar Future	September-17	4,835,250	34,640
145	BIST National 30 Index Future	August-17	517,526	(1,132)
17	CAC 40 10 Euro Future	July-17	984,125	(13,828)
10	Canadian 10 Year Bond Future	September-17	1,082,236	(30,807)
13	Cattle Feeder Future (a)	August-17	961,513	26,900
53	Copper Future (a)	September-17	3,592,075	62,625
3	DAX Index Future	September-17	1,053,869	(42,523)
28	DJIA Mini e-CBOT Future	September-17	2,982,000	21,580
20	Euro-BOBL Future	September-17	3,004,210	(29,561)
23	Euro BTP Future	September-17	3,545,082	(76,039)
9	Euro-Bond Future	September-17	1,661,588	(27,763)
18	Euro FX Future	September-17	2,580,075	19,544
48	Euro OAT Future	September-17	8,128,750	(94,135)
121	Euro-Schatz Future	September-17	15,436,041	(38,760)
25	Euro STOXX 50 Future	September-17	978,307	(39,039)
13	FTSE 100 Index Future	September-17	1,222,995	(19,904)
115	FTSE China A50 Index Future	July-17	1,306,688	(1,850)
12	FTSE KLCI Index Future	July-17	247,050	(2,626)
6	FTSE/MIB Index Future	September-17	701,404	(19,886)
16	Hang Seng Index Future	July-17	2,621,934	9,056
21	H-Shares Index Future	July-17	1,371,270	(3,368)
8	IBEX 35 Index Future	July-17	949,476	(38,474)
38	KOSPI 200 Index Future	September-17	2,958,042	37,928
40	Lean Hogs Future (a)	August-17	1,340,000	45,260
69	Live Cattle Future (a)	August-17	3,209,880	(137,480)
43	LME Aluminum Future (a)	September-17	2,063,463	42,623
13	LME Copper Future (a)	September-17	1,930,581	76,888
3	LME Lead Future (a)	September-17	172,031	2,963
10	LME Zinc Future (a)	September-17	690,000	18,198
41	Long Gilt Future	September-17	6,687,480	(119,304)
98	Mexican Peso Future	September-17	2,670,010	560
15	Mini MSCI EAFE Index Future	September-17	1,417,200	(10,950)
65	Mini MSCI Emerging Market Index Future	September-17	3,276,975	39,635
78	MSCI Singapore Index Future	July-17	2,030,657	5,532
68	MSCI Taiwan Index Future	July-17	2,620,040	(19,315)
17	NASDAQ 100 E-Mini Future	September-17	1,921,935	(22,542)
25	New Zealand Dollar Future	September-17	1,828,500	14,780
25	Nikkei 225 (SGX) Index Future	September-17	2,224,991	4,727
66	OMXS30 Index Future	July-17	1,254,145	(38,373)
16	Palladium Future (a)	September-17	1,338,640	58,820
22	Russell 2000 Mini Future	September-17	1,555,730	6,138

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

	LONG FUTURES CONTRACTS (Continued)
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
23	S&P 500 E-mini Future	September-17	2,784,035	$(6,613)
11	S&P Mid 400 E-mini Future	September-17	1,920,710	(14,340)
6	S&P/TSX 60 Index Future	September-17	821,622	(9,574)
88	SET50 Index Future	September-17	514,063	(1,654)
159	SGX Nifty 50 Index Future	July-17	3,026,883	(37,013)
105	Short-Term Euro-BTP Future	September-17	13,494,311	27,277
13	SPI 200 Index Future	September-17	1,408,247	(3,678)
55	STOXX Europe 600 Index Future	September-17	1,183,720	(29,779)
15	Swiss Franc Future	September-17	1,964,625	6,450
17	TOPIX Index Future	September-17	2,438,190	13,491
3	US 10 Year Note (CBT) Future	September-17	376,594	(3,156)
1	US 10 Year Ultra Note Future	September-17	134,813	(1,891)
1	US Long Bond (CBT) Future	September-17	153,688	(2,562)
1	US Ultra Bond (CBT) Future	September-17	165,875	(3,281)
13	Wheat (CBT) Future (a)	September-17	341,900	16,938
17	WIG20 Index Future	September-17	209,686	1,338
				$(516,116)
	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(883,508)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
7/5/2017	Barclays Bank PLC	20,813,314	BRL	$6,316,156	$6,274,484	$(41,672)
7/5/2017	Barclays Bank PLC	5,676	BRL	1,718	1,711	(7)
7/5/2017	Barclays Bank PLC	41,307	BRL	12,460	12,453	(7)
7/5/2017	Barclays Bank PLC	55,316	BRL	16,543	16,676	133
7/5/2017	Barclays Bank PLC	577	BRL	175	174	(1)
7/5/2017	Barclays Bank PLC	25,009	BRL	7,542	7,539	(3)
7/5/2017	Barclays Bank PLC	62,968	BRL	18,918	18,983	65
7/5/2017	Barclays Bank PLC	43,572	BRL	13,051	13,135	84
7/5/2017	Barclays Bank PLC	52,270	BRL	15,753	15,758	5
7/5/2017	Barclays Bank PLC	4,099,540	BRL	1,239,205	1,235,867	(3,338)
7/5/2017	Barclays Bank PLC	1,124,493	BRL	339,911	338,995	(916)
7/5/2017	Barclays Bank PLC	1,124,048	BRL	339,776	338,861	(915)
7/5/2017	Barclays Bank PLC	1,109,616	BRL	335,414	334,510	(904)
7/5/2017	Barclays Bank PLC	1,103,879	BRL	333,680	332,781	(899)
7/5/2017	Barclays Bank PLC	1,027,446	BRL	310,576	309,739	(837)
7/5/2017	Barclays Bank PLC	992,818	BRL	300,108	299,300	(808)
7/5/2017	Barclays Bank PLC	991,447	BRL	299,694	298,887	(807)
7/5/2017	Barclays Bank PLC	906,458	BRL	274,003	273,265	(738)
7/5/2017	Barclays Bank PLC	554,876	BRL	167,727	167,275	(452)
7/5/2017	Barclays Bank PLC	554,872	BRL	167,726	167,274	(452)
7/5/2017	Barclays Bank PLC	554,334	BRL	167,563	167,112	(451)
7/5/2017	Barclays Bank PLC	551,669	BRL	166,758	166,309	(449)
7/5/2017	Barclays Bank PLC	537,585	BRL	162,501	162,063	(438)
7/5/2017	Barclays Bank PLC	537,205	BRL	162,386	161,949	(437)
7/5/2017	Barclays Bank PLC	503,626	BRL	152,236	151,826	(410)
7/5/2017	Barclays Bank PLC	496,348	BRL	150,036	149,632	(404)
7/5/2017	Barclays Bank PLC	496,120	BRL	149,967	149,563	(404)
7/5/2017	Barclays Bank PLC	462,818	BRL	139,900	139,523	(377)
7/5/2017	Barclays Bank PLC	428,063	BRL	129,395	129,046	(349)
7/5/2017	Barclays Bank PLC	427,678	BRL	129,278	128,930	(348)
7/5/2017	Barclays Bank PLC	400,370	BRL	121,024	120,698	(326)
7/5/2017	Barclays Bank PLC	358,820	BRL	108,464	108,172	(292)
7/5/2017	Barclays Bank PLC	268,799	BRL	81,252	81,033	(219)
7/5/2017	Barclays Bank PLC	268,717	BRL	81,228	81,009	(219)
7/5/2017	Barclays Bank PLC	261,856	BRL	79,153	78,940	(213)
7/5/2017	Barclays Bank PLC	195,622	BRL	59,132	58,973	(159)
7/5/2017	Barclays Bank PLC	189,193	BRL	57,189	57,035	(154)
7/5/2017	Barclays Bank PLC	112,437	BRL	33,988	33,896	(92)
7/5/2017	Barclays Bank PLC	111,029	BRL	33,562	33,472	(90)
7/5/2017	Barclays Bank PLC	99,151	BRL	29,971	29,890	(81)
7/5/2017	Barclays Bank PLC	91,213	BRL	27,572	27,498	(74)
7/5/2017	Barclays Bank PLC	86,884	BRL	26,263	26,192	(71)
7/5/2017	Barclays Bank PLC	30,314	BRL	9,164	9,139	(25)
7/5/2017	Barclays Bank PLC	23,218	BRL	7,018	6,999	(19)
7/5/2017	Barclays Bank PLC	13,802	BRL	4,172	4,161	(11)
7/5/2017	Barclays Bank PLC	3,649	BRL	1,103	1,100	(3)
8/2/2017	Barclays Bank PLC	43,612	BRL	13,122	13,063	(59)
8/2/2017	Barclays Bank PLC	4,099,540	BRL	1,232,166	1,227,887	(4,279)
8/2/2017	Barclays Bank PLC	12,129	BRL	3,646	3,633	(13)
9/20/2017	Barclays Bank PLC	108,123	CAD	82,000	83,364	1,364
9/20/2017	Barclays Bank PLC	98,287	CAD	74,560	75,780	1,220
9/20/2017	Barclays Bank PLC	72,657	CAD	56,000	56,019	19
9/20/2017	Barclays Bank PLC	1,405,381,544	CLP	2,105,914	2,108,796	2,882
9/20/2017	Barclays Bank PLC	875,376	CLP	1,318	1,313	(5)
9/20/2017	Barclays Bank PLC	13,229,263	CLP	19,969	19,851	(118)
9/20/2017	Barclays Bank PLC	231,296	CLP	349	347	(2)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
9/20/2017	Barclays Bank PLC	457,066	CLP	$692	$686	$(6)
9/20/2017	Barclays Bank PLC	17,067,520	CLP	25,600	25,610	10
9/20/2017	Barclays Bank PLC	2,077,624	CLP	3,116	3,118	2
9/20/2017	Barclays Bank PLC	2,983,904	CLP	4,480	4,477	(3)
9/20/2017	Barclays Bank PLC	11,577,976	CLP	17,427	17,373	(54)
9/20/2017	Barclays Bank PLC	13,435,157	CLP	20,182	20,160	(22)
9/20/2017	Barclays Bank PLC	11,415,777	CLP	17,187	17,130	(57)
9/20/2017	Barclays Bank PLC	6,499,149	CLP	9,809	9,752	(57)
9/20/2017	Barclays Bank PLC	6,395,886	CLP	9,660	9,597	(63)
9/20/2017	Barclays Bank PLC	8,096,413	CLP	12,221	12,149	(72)
9/20/2017	Barclays Bank PLC	2,822,887	CZK	121,070	123,965	2,895
9/20/2017	Barclays Bank PLC	16,611,692	CZK	716,052	729,489	13,437
9/20/2017	Barclays Bank PLC	2,932,662	CZK	126,493	128,785	2,292
9/20/2017	Barclays Bank PLC	378,751	CZK	16,350	16,633	283
9/20/2017	Barclays Bank PLC	1,568,241	CZK	67,280	68,868	1,588
9/20/2017	Barclays Bank PLC	21,839	CZK	936	959	23
9/20/2017	Barclays Bank PLC	4,784,780	CZK	205,889	210,120	4,231
9/20/2017	Barclays Bank PLC	1,392,371	CZK	59,397	61,145	1,748
9/20/2017	Barclays Bank PLC	201,384	CZK	8,584	8,844	260
9/20/2017	Barclays Bank PLC	217,831	CZK	9,310	9,566	256
9/20/2017	Barclays Bank PLC	253,260	CZK	10,844	11,122	278
9/20/2017	Barclays Bank PLC	1,507,039	CZK	65,474	66,180	706
9/20/2017	Barclays Bank PLC	1,015,859	CZK	44,279	44,611	332
9/20/2017	Barclays Bank PLC	2,840,211	CZK	124,302	124,726	424
9/20/2017	Barclays Bank PLC	73,757	CZK	3,228	3,239	11
9/20/2017	Barclays Bank PLC	143,000	EUR	160,319	163,820	3,501
9/20/2017	Barclays Bank PLC	56,000	EUR	62,933	64,154	1,221
9/20/2017	Barclays Bank PLC	233,000	EUR	265,760	266,924	1,164
9/20/2017	Barclays Bank PLC	288,000	EUR	330,266	329,931	(335)
9/20/2017	Barclays Bank PLC	60,000	GBP	76,648	78,139	1,491
9/20/2017	Barclays Bank PLC	115,000	GBP	147,350	149,766	2,416
9/20/2017	Barclays Bank PLC	113,000	GBP	146,796	147,161	365
9/20/2017	Barclays Bank PLC	66,000	GBP	86,061	85,953	(108)
9/20/2017	Barclays Bank PLC	36,683,637	HUF	133,995	135,831	1,836
9/20/2017	Barclays Bank PLC	15,773,879	HUF	57,626	58,407	781
9/20/2017	Barclays Bank PLC	19,910,549	HUF	73,055	73,724	669
9/20/2017	Barclays Bank PLC	701,407	HUF	2,574	2,597	23
9/20/2017	Barclays Bank PLC	211,992,268	HUF	783,966	784,956	990
9/20/2017	Barclays Bank PLC	35,825,953	HUF	130,432	132,655	2,223
9/20/2017	Barclays Bank PLC	20,676,796	HUF	75,284	76,561	1,277
9/20/2017	Barclays Bank PLC	877,025	HUF	3,198	3,247	49
9/20/2017	Barclays Bank PLC	47,136,900	HUF	172,488	174,536	2,048
9/20/2017	Barclays Bank PLC	2,177,259	HUF	7,903	8,062	159
9/20/2017	Barclays Bank PLC	3,490,175	HUF	12,628	12,923	295
9/20/2017	Barclays Bank PLC	2,237,837	HUF	8,114	8,286	172
9/20/2017	Barclays Bank PLC	3,138,629	HUF	11,378	11,622	244
9/20/2017	Barclays Bank PLC	2,061,620	HUF	7,597	7,634	37
9/20/2017	Barclays Bank PLC	35,921,797	HUF	132,533	133,010	477
9/20/2017	Barclays Bank PLC	9,257,081	HUF	34,164	34,277	113
9/20/2017	Barclays Bank PLC	51,737,829	HUF	191,399	191,573	174
9/20/2017	Barclays Bank PLC	10,000,001	ILS	2,840,339	2,875,063	34,724
9/20/2017	Barclays Bank PLC	33,617	ILS	9,566	9,665	99
9/20/2017	Barclays Bank PLC	63,161	ILS	18,023	18,159	136
9/20/2017	Barclays Bank PLC	14,050	ILS	3,999	4,039	40
9/20/2017	Barclays Bank PLC	41,861	ILS	11,884	12,035	151
9/20/2017	Barclays Bank PLC	62,365	ILS	17,665	17,930	265

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
9/20/2017	Barclays Bank PLC	40,731	ILS	$11,561	$11,710	$149
9/20/2017	Barclays Bank PLC	78,763	ILS	22,353	22,645	292
9/20/2017	Barclays Bank PLC	93,826	ILS	26,750	26,976	226
9/20/2017	Barclays Bank PLC	819,878,556	INR	12,628,670	12,548,237	(80,433)
9/20/2017	Barclays Bank PLC	1,527,451	INR	23,470	23,378	(92)
9/20/2017	Barclays Bank PLC	2,546,044	INR	39,030	38,967	(63)
9/20/2017	Barclays Bank PLC	3,545,854	INR	54,508	54,269	(239)
9/20/2017	Barclays Bank PLC	8,247,393	INR	126,486	126,226	(260)
9/20/2017	Barclays Bank PLC	4,385,926	INR	67,368	67,127	(241)
9/20/2017	Barclays Bank PLC	7,183,060	INR	110,327	109,937	(390)
9/20/2017	Barclays Bank PLC	970,146	INR	14,880	14,848	(32)
9/20/2017	Barclays Bank PLC	13,374,753,928	KRW	11,914,193	11,704,274	(209,919)
9/20/2017	Barclays Bank PLC	6,358,520	KRW	5,684	5,564	(120)
9/20/2017	Barclays Bank PLC	95,924,414	KRW	84,691	83,944	(747)
9/20/2017	Barclays Bank PLC	168,673,381	KRW	147,678	147,606	(72)
9/20/2017	Barclays Bank PLC	37,593,295	KRW	33,185	32,898	(287)
9/20/2017	Barclays Bank PLC	131,649,461	KRW	115,401	115,207	(194)
9/20/2017	Barclays Bank PLC	290,750	MYR	68,135	67,496	(639)
9/20/2017	Barclays Bank PLC	144,889	MYR	33,944	33,635	(309)
9/20/2017	Barclays Bank PLC	273	MYR	64	63	(1)
9/20/2017	Barclays Bank PLC	295,051	MYR	69,262	68,494	(768)
9/20/2017	Barclays Bank PLC	294,801	MYR	69,262	68,436	(826)
9/20/2017	Barclays Bank PLC	294,857	MYR	69,262	68,449	(813)
9/20/2017	Barclays Bank PLC	263,884	MYR	62,020	61,259	(761)
9/20/2017	Barclays Bank PLC	294,498	MYR	69,260	68,366	(894)
9/20/2017	Barclays Bank PLC	294,498	MYR	69,260	68,366	(894)
9/20/2017	Barclays Bank PLC	294,604	MYR	69,259	68,390	(869)
9/20/2017	Barclays Bank PLC	240,913	MYR	56,666	55,926	(740)
9/20/2017	Barclays Bank PLC	292,476	MYR	68,208	67,896	(312)
9/20/2017	Barclays Bank PLC	15,555	MYR	3,628	3,611	(17)
9/20/2017	Barclays Bank PLC	15,027	NOK	1,779	1,797	18
9/20/2017	Barclays Bank PLC	70,895	NOK	8,453	8,477	24
9/20/2017	Barclays Bank PLC	1,187,343	NOK	140,044	141,975	1,931
9/20/2017	Barclays Bank PLC	725,180	NOK	85,573	86,712	1,139
9/20/2017	Barclays Bank PLC	622,289	NOK	73,577	74,409	832
9/20/2017	Barclays Bank PLC	2,382,979	NOK	282,828	284,942	2,114
9/20/2017	Barclays Bank PLC	1,228,364	NOK	144,543	146,880	2,337
9/20/2017	Barclays Bank PLC	64,941	NOK	7,659	7,765	106
9/20/2017	Barclays Bank PLC	120,050	NOK	14,197	14,355	158
9/20/2017	Barclays Bank PLC	1,333,837	NOK	158,328	159,492	1,164
9/20/2017	Barclays Bank PLC	234,773	NOK	28,053	28,073	20
9/20/2017	Barclays Bank PLC	1,162,069	NOK	138,815	138,953	138
9/20/2017	Barclays Bank PLC	464,772	NOK	55,517	55,574	57
9/20/2017	Barclays Bank PLC	6,263,751	PHP	126,181	123,628	(2,553)
9/20/2017	Barclays Bank PLC	812,887	PHP	16,347	16,044	(303)
9/20/2017	Barclays Bank PLC	947,630	PHP	19,067	18,703	(364)
9/20/2017	Barclays Bank PLC	414,946	PHP	8,268	8,190	(78)
9/20/2017	Barclays Bank PLC	2,456,189	PHP	49,060	48,478	(582)
9/20/2017	Barclays Bank PLC	251,929	PHP	4,970	4,972	2
9/20/2017	Barclays Bank PLC	327,685	PHP	6,491	6,467	(24)
9/20/2017	Barclays Bank PLC	2,545,634	PHP	50,184	50,243	59
9/20/2017	Barclays Bank PLC	292	PLN	78	79	1
9/20/2017	Barclays Bank PLC	11,505,582	PLN	3,074,908	3,101,550	26,642
9/20/2017	Barclays Bank PLC	32,764	PLN	8,764	8,832	68
9/20/2017	Barclays Bank PLC	34,679	PLN	9,149	9,348	199
9/20/2017	Barclays Bank PLC	66,093	PLN	17,541	17,817	276

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
9/20/2017	Barclays Bank PLC	87,514	PLN	$23,483	$23,591	$108
9/20/2017	Barclays Bank PLC	264,821,971	RUB	4,565,400	4,391,594	(173,806)
9/20/2017	Barclays Bank PLC	1,396,897	RUB	24,078	23,165	(913)
9/20/2017	Barclays Bank PLC	1,891,998	RUB	32,235	31,375	(860)
9/20/2017	Barclays Bank PLC	1,147,837	RUB	19,600	19,035	(565)
9/20/2017	Barclays Bank PLC	2,355,640	RUB	39,068	39,064	(4)
9/20/2017	Barclays Bank PLC	3,726,162	RUB	61,493	61,792	299
9/20/2017	Barclays Bank PLC	1,032,402	RUB	17,162	17,121	(41)
9/20/2017	Barclays Bank PLC	6,802	SEK	785	810	25
9/20/2017	Barclays Bank PLC	11,409	SEK	1,318	1,359	41
9/20/2017	Barclays Bank PLC	12,610	SEK	1,459	1,502	43
9/20/2017	Barclays Bank PLC	60,452	SEK	6,973	7,201	228
9/20/2017	Barclays Bank PLC	2,371,560	SEK	274,095	282,512	8,417
9/20/2017	Barclays Bank PLC	5,037	SEK	579	600	21
9/20/2017	Barclays Bank PLC	2,241	SEK	259	267	8
9/20/2017	Barclays Bank PLC	76,442	SEK	8,935	9,106	171
9/20/2017	Barclays Bank PLC	2,282,221	SEK	269,482	271,869	2,387
9/20/2017	Barclays Bank PLC	2,245,782	SEK	266,826	267,528	702
9/20/2017	Barclays Bank PLC	1,894	SGD	1,372	1,377	5
9/20/2017	Barclays Bank PLC	131	SGD	95	95	—
9/20/2017	Barclays Bank PLC	5,157	SGD	3,738	3,751	13
9/20/2017	Barclays Bank PLC	1,443	SGD	1,049	1,049	—
9/20/2017	Barclays Bank PLC	185,121	SGD	133,817	134,628	811
9/20/2017	Barclays Bank PLC	185,157	SGD	133,816	134,654	838
9/20/2017	Barclays Bank PLC	125,611	SGD	90,804	91,350	546
9/20/2017	Barclays Bank PLC	237,639	SGD	172,326	172,822	496
9/20/2017	Barclays Bank PLC	483,719	SGD	349,484	351,782	2,298
9/20/2017	Barclays Bank PLC	13,302	SGD	9,609	9,673	64
9/20/2017	Barclays Bank PLC	483,536	SGD	348,502	351,649	3,147
9/20/2017	Barclays Bank PLC	18,753	SGD	13,513	13,638	125
9/20/2017	Barclays Bank PLC	2,357	SGD	1,699	1,714	15
9/20/2017	Barclays Bank PLC	4,132	SGD	2,986	3,005	19
9/20/2017	Barclays Bank PLC	454,222	SGD	329,437	330,331	894
9/20/2017	Barclays Bank PLC	36,952	SGD	26,802	26,873	71
9/20/2017	Barclays Bank PLC	15,418	TRY	4,275	4,275	—
9/20/2017	Barclays Bank PLC	520,497	TRY	144,204	144,315	111
9/20/2017	Barclays Bank PLC	520,861	TRY	144,203	144,416	213
9/20/2017	Barclays Bank PLC	141,297	TRY	39,135	39,177	42
9/20/2017	Barclays Bank PLC	482,951	TRY	134,169	133,905	(264)
9/20/2017	Barclays Bank PLC	61,306	TRY	17,031	16,998	(33)
9/20/2017	Barclays Bank PLC	1,186,271	TRY	329,583	328,910	(673)
9/20/2017	Barclays Bank PLC	9,989	TRY	2,770	2,770	—
9/20/2017	Barclays Bank PLC	346,168	TRY	95,653	95,980	327
9/20/2017	Barclays Bank PLC	715,871	TRY	199,484	198,486	(998)
9/20/2017	Barclays Bank PLC	83,133	TWD	2,769	2,741	(28)
9/20/2017	Barclays Bank PLC	160,716,520	TWD	5,328,797	5,299,426	(29,371)
9/20/2017	Barclays Bank PLC	496,959	TWD	16,528	16,387	(141)
9/20/2017	Barclays Bank PLC	1,398,090	TWD	46,375	46,100	(275)
9/20/2017	Barclays Bank PLC	1,314,388	TWD	43,240	43,340	100
9/20/2017	Barclays Bank PLC	1,230,287	TWD	40,554	40,567	13
9/20/2017	Barclays Bank PLC	2,394,981	TWD	78,600	78,971	371
9/20/2017	Barclays Bank PLC	1,443,771	TWD	47,525	47,607	82
9/20/2017	Barclays Bank PLC	1,393,680	TWD	46,078	45,955	(123)
9/20/2017	Barclays Bank PLC	1,820,410	TWD	59,889	60,026	137
9/20/2017	Barclays Bank PLC	401,493	TWD	13,213	13,239	26
9/20/2017	Barclays Bank PLC	43,275	ZAR	3,312	3,257	(55)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
9/20/2017	Barclays Bank PLC	265,949	ZAR	$20,399	$20,015	$(384)
9/20/2017	Barclays Bank PLC	42,004,033	ZAR	3,232,078	3,161,193	(70,885)
9/20/2017	Barclays Bank PLC	257,680	ZAR	19,835	19,393	(442)
9/20/2017	Barclays Bank PLC	283,470	ZAR	21,412	21,334	(78)
9/20/2017	Barclays Bank PLC	133,247	ZAR	10,164	10,028	(136)
9/20/2017	Barclays Bank PLC	233,441	ZAR	17,865	17,569	(296)
9/20/2017	Barclays Bank PLC	610,491	ZAR	46,208	45,945	(263)
9/20/2017	Barclays Bank PLC	108,561	ZAR	8,199	8,170	(29)
						$(496,769)

To Sell:
7/5/2017	Barclays Bank PLC	86,884	BRL	26,363	26,192	171
7/5/2017	Barclays Bank PLC	111,029	BRL	33,669	33,471	198
7/5/2017	Barclays Bank PLC	358,820	BRL	108,883	108,172	711
7/5/2017	Barclays Bank PLC	462,818	BRL	140,569	139,523	1,046
7/5/2017	Barclays Bank PLC	554,334	BRL	168,344	167,112	1,232
7/5/2017	Barclays Bank PLC	554,872	BRL	168,344	167,275	1,069
7/5/2017	Barclays Bank PLC	554,876	BRL	168,345	167,275	1,070
7/5/2017	Barclays Bank PLC	1,109,616	BRL	336,690	334,510	2,180
7/5/2017	Barclays Bank PLC	99,151	BRL	30,393	29,891	502
7/5/2017	Barclays Bank PLC	400,370	BRL	122,561	120,697	1,864
7/5/2017	Barclays Bank PLC	496,120	BRL	151,965	149,563	2,402
7/5/2017	Barclays Bank PLC	496,348	BRL	151,965	149,632	2,333
7/5/2017	Barclays Bank PLC	503,626	BRL	154,316	151,825	2,491
7/5/2017	Barclays Bank PLC	991,447	BRL	303,929	298,886	5,043
7/5/2017	Barclays Bank PLC	992,818	BRL	303,930	299,300	4,630
7/5/2017	Barclays Bank PLC	189,193	BRL	58,147	57,035	1,112
7/5/2017	Barclays Bank PLC	268,717	BRL	82,588	81,009	1,579
7/5/2017	Barclays Bank PLC	268,799	BRL	82,588	81,033	1,555
7/5/2017	Barclays Bank PLC	537,585	BRL	165,177	162,063	3,114
7/5/2017	Barclays Bank PLC	537,205	BRL	165,177	161,948	3,229
7/5/2017	Barclays Bank PLC	112,437	BRL	34,455	33,896	559
7/5/2017	Barclays Bank PLC	1,027,446	BRL	314,897	309,739	5,158
7/5/2017	Barclays Bank PLC	1,124,493	BRL	344,556	338,995	5,561
7/5/2017	Barclays Bank PLC	1,124,048	BRL	344,557	338,861	5,696
7/5/2017	Barclays Bank PLC	551,669	BRL	167,645	166,309	1,336
7/5/2017	Barclays Bank PLC	906,458	BRL	275,243	273,265	1,978
7/5/2017	Barclays Bank PLC	1,103,879	BRL	335,291	332,781	2,510
7/5/2017	Barclays Bank PLC	261,856	BRL	79,420	78,940	480
7/5/2017	Barclays Bank PLC	23,218	BRL	7,050	6,999	51
7/5/2017	Barclays Bank PLC	30,314	BRL	9,216	9,139	77
7/5/2017	Barclays Bank PLC	13,802	BRL	4,181	4,161	20
7/5/2017	Barclays Bank PLC	195,622	BRL	59,168	58,973	195
7/5/2017	Barclays Bank PLC	428,063	BRL	129,343	129,046	297
7/5/2017	Barclays Bank PLC	427,678	BRL	129,344	128,930	414
7/5/2017	Barclays Bank PLC	3,649	BRL	1,091	1,100	(9)
7/5/2017	Barclays Bank PLC	91,213	BRL	27,415	27,497	(82)
7/5/2017	Barclays Bank PLC	4,099,540	BRL	1,239,730	1,235,867	3,863
7/5/2017	Barclays Bank PLC	577	BRL	174	174	—
7/5/2017	Barclays Bank PLC	5,676	BRL	1,716	1,711	5
7/5/2017	Barclays Bank PLC	25,009	BRL	7,560	7,540	20
7/5/2017	Barclays Bank PLC	41,307	BRL	12,487	12,453	34
7/5/2017	Barclays Bank PLC	43,572	BRL	13,171	13,136	35
7/5/2017	Barclays Bank PLC	52,270	BRL	15,800	15,757	43
7/5/2017	Barclays Bank PLC	55,316	BRL	16,721	16,676	45
7/5/2017	Barclays Bank PLC	62,968	BRL	19,034	18,983	51

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
7/5/2017	Barclays Bank PLC	20,813,314	BRL	$6,291,431	$6,274,484	$16,947
8/2/2017	Barclays Bank PLC	112,034	BRL	33,778	33,556	222
9/20/2017	Barclays Bank PLC	10,000	AUD	7,526	7,662	(136)
9/20/2017	Barclays Bank PLC	101,008	CAD	75,279	77,878	(2,599)
9/20/2017	Barclays Bank PLC	1,948,734	CLP	2,916	2,924	(8)
9/20/2017	Barclays Bank PLC	4,370,461	CLP	6,566	6,558	8
9/20/2017	Barclays Bank PLC	18,229,962	CLP	27,390	27,354	36
9/20/2017	Barclays Bank PLC	5,723,137	CLP	8,579	8,588	(9)
9/20/2017	Barclays Bank PLC	9,495,636	CLP	14,274	14,248	26
9/20/2017	Barclays Bank PLC	17,595,863	CLP	26,450	26,403	47
9/20/2017	Barclays Bank PLC	1,417,029	CLP	2,127	2,126	1
9/20/2017	Barclays Bank PLC	108,743	CZK	4,685	4,775	(90)
9/20/2017	Barclays Bank PLC	244,019	CZK	10,423	10,716	(293)
9/20/2017	Barclays Bank PLC	26,580	CZK	1,145	1,167	(22)
9/20/2017	Barclays Bank PLC	157,000	EUR	176,360	179,858	(3,498)
9/20/2017	Barclays Bank PLC	81,000	EUR	91,192	92,793	(1,601)
9/20/2017	Barclays Bank PLC	114,000	EUR	127,715	130,598	(2,883)
9/20/2017	Barclays Bank PLC	114,000	GBP	145,862	148,464	(2,602)
9/20/2017	Barclays Bank PLC	74,000	GBP	94,431	96,371	(1,940)
9/20/2017	Barclays Bank PLC	51,000	GBP	65,166	66,418	(1,252)
9/20/2017	Barclays Bank PLC	1,708,151	HUF	6,267	6,325	(58)
9/20/2017	Barclays Bank PLC	2,895,096	HUF	10,497	10,720	(223)
9/20/2017	Barclays Bank PLC	1,262,235	HUF	4,609	4,674	(65)
9/20/2017	Barclays Bank PLC	15,368	ILS	4,372	4,418	(46)
9/20/2017	Barclays Bank PLC	6,554	ILS	1,862	1,884	(22)
9/20/2017	Barclays Bank PLC	51,178	ILS	14,555	14,714	(159)
9/20/2017	Barclays Bank PLC	203,289	ILS	57,938	58,447	(509)
9/20/2017	Barclays Bank PLC	57,012	ILS	16,139	16,391	(252)
9/20/2017	Barclays Bank PLC	45,662	ILS	13,014	13,128	(114)
9/20/2017	Barclays Bank PLC	94,676	ILS	27,205	27,220	(15)
9/20/2017	Barclays Bank PLC	98,446	ILS	28,294	28,304	(10)
9/20/2017	Barclays Bank PLC	10,063	ILS	2,888	2,893	(5)
9/20/2017	Barclays Bank PLC	2,802,984	INR	43,164	42,900	264
9/20/2017	Barclays Bank PLC	911,858	INR	14,026	13,956	70
9/20/2017	Barclays Bank PLC	4,525,425	INR	69,608	69,262	346
9/20/2017	Barclays Bank PLC	6,414,093	INR	98,803	98,168	635
9/20/2017	Barclays Bank PLC	7,619,039	INR	117,225	116,609	616
9/20/2017	Barclays Bank PLC	8,577,333	INR	131,961	131,276	685
9/20/2017	Barclays Bank PLC	3,912,685	INR	60,123	59,884	239
9/20/2017	Barclays Bank PLC	3,754,349	INR	57,745	57,460	285
9/20/2017	Barclays Bank PLC	16,977,713	INR	261,051	259,844	1,207
9/20/2017	Barclays Bank PLC	492,683	JPY	4,513	4,401	112
9/20/2017	Barclays Bank PLC	6,756,665	JPY	61,000	60,355	645
9/20/2017	Barclays Bank PLC	1,043,787,130	KRW	929,802	913,420	16,382
9/20/2017	Barclays Bank PLC	21,246,388	KRW	18,884	18,593	291
9/20/2017	Barclays Bank PLC	149,930,008	KRW	133,296	131,204	2,092
9/20/2017	Barclays Bank PLC	103,151,444	KRW	91,482	90,268	1,214
9/20/2017	Barclays Bank PLC	128,936,147	KRW	114,371	112,832	1,539
9/20/2017	Barclays Bank PLC	133,486,218	KRW	118,627	116,814	1,813
9/20/2017	Barclays Bank PLC	381,681,276	KRW	339,224	334,010	5,214
9/20/2017	Barclays Bank PLC	381,715,198	KRW	339,224	334,040	5,184
9/20/2017	Barclays Bank PLC	153,398,748	KRW	135,090	134,240	850
9/20/2017	Barclays Bank PLC	153,408,204	KRW	135,090	134,248	842
9/20/2017	Barclays Bank PLC	236,859,206	KRW	208,512	207,276	1,236
9/20/2017	Barclays Bank PLC	115,677,754	KRW	101,405	101,230	175
9/20/2017	Barclays Bank PLC	147,126,608	KRW	129,029	128,751	278

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
9/20/2017	Barclays Bank PLC	396,355,237	KRW	$347,488	$346,851	$637
9/20/2017	Barclays Bank PLC	396,285,740	KRW	347,488	346,790	698
9/20/2017	Barclays Bank PLC	349,321,169	KRW	306,966	305,692	1,274
9/20/2017	Barclays Bank PLC	74,833,512	KRW	65,939	65,487	452
9/20/2017	Barclays Bank PLC	150,930,699	KRW	132,670	132,080	590
9/20/2017	Barclays Bank PLC	296,276,081	KRW	260,204	259,272	932
9/20/2017	Barclays Bank PLC	384,436,920	KRW	337,821	336,421	1,400
9/20/2017	Barclays Bank PLC	384,477,458	KRW	337,821	336,457	1,364
9/20/2017	Barclays Bank PLC	110,485,537	KRW	96,783	96,686	97
9/20/2017	Barclays Bank PLC	88,056,914	KRW	78,480	77,059	1,421
9/20/2017	Barclays Bank PLC	237,163,857	KRW	210,071	207,543	2,528
9/20/2017	Barclays Bank PLC	398,603,834	KRW	349,294	348,819	475
9/20/2017	Barclays Bank PLC	9,836,364	MYR	2,299,828	2,283,447	16,381
9/20/2017	Barclays Bank PLC	43,110	NOK	5,070	5,155	(85)
9/20/2017	Barclays Bank PLC	54,702	NOK	6,499	6,541	(42)
9/20/2017	Barclays Bank PLC	18,022,328	NOK	2,140,405	2,154,996	(14,591)
9/20/2017	Barclays Bank PLC	84,290	NOK	9,868	10,079	(211)
9/20/2017	Barclays Bank PLC	79,302	NOK	9,366	9,482	(116)
9/20/2017	Barclays Bank PLC	77,910	NOK	9,213	9,316	(103)
9/20/2017	Barclays Bank PLC	151,152,079	PHP	3,034,756	2,983,286	51,470
9/20/2017	Barclays Bank PLC	915,529	PHP	18,362	18,070	292
9/20/2017	Barclays Bank PLC	1,229,404	PHP	24,376	24,265	111
9/20/2017	Barclays Bank PLC	1,982,814	PHP	39,041	39,135	(94)
9/20/2017	Barclays Bank PLC	1,300,862	PHP	25,725	25,675	50
9/20/2017	Barclays Bank PLC	1,975,601	PHP	38,876	38,992	(116)
9/20/2017	Barclays Bank PLC	560,284	PHP	11,024	11,058	(34)
9/20/2017	Barclays Bank PLC	4,681	PLN	1,252	1,262	(10)
9/20/2017	Barclays Bank PLC	49,093	PLN	13,112	13,234	(122)
9/20/2017	Barclays Bank PLC	239,034	PLN	63,320	64,436	(1,116)
9/20/2017	Barclays Bank PLC	549,394	PLN	145,592	148,100	(2,508)
9/20/2017	Barclays Bank PLC	936,708	PLN	249,025	252,507	(3,482)
9/20/2017	Barclays Bank PLC	127,773	PLN	33,684	34,444	(760)
9/20/2017	Barclays Bank PLC	549,518	PLN	144,873	148,133	(3,260)
9/20/2017	Barclays Bank PLC	654,151	PLN	171,880	176,339	(4,459)
9/20/2017	Barclays Bank PLC	63,636	PLN	16,757	17,154	(397)
9/20/2017	Barclays Bank PLC	31,867	PLN	8,517	8,590	(73)
9/20/2017	Barclays Bank PLC	186,101	PLN	49,948	50,167	(219)
9/20/2017	Barclays Bank PLC	12,698	PLN	3,428	3,423	5
9/20/2017	Barclays Bank PLC	98,175	RUB	1,689	1,628	61
9/20/2017	Barclays Bank PLC	427,823	RUB	7,353	7,095	258
9/20/2017	Barclays Bank PLC	1,750,333	RUB	29,453	29,026	427
9/20/2017	Barclays Bank PLC	3,466,457	RUB	58,373	57,485	888
9/20/2017	Barclays Bank PLC	1,850,254	RUB	30,484	30,683	(199)
9/20/2017	Barclays Bank PLC	3,796,757	RUB	62,521	62,962	(441)
9/20/2017	Barclays Bank PLC	3,796,525	RUB	62,521	62,958	(437)
9/20/2017	Barclays Bank PLC	3,794,450	RUB	62,521	62,924	(403)
9/20/2017	Barclays Bank PLC	3,795,235	RUB	62,522	62,937	(415)
9/20/2017	Barclays Bank PLC	1,437,228	RUB	23,600	23,834	(234)
9/20/2017	Barclays Bank PLC	3,903,472	RUB	64,159	64,732	(573)
9/20/2017	Barclays Bank PLC	3,905,724	RUB	64,159	64,769	(610)
9/20/2017	Barclays Bank PLC	3,904,826	RUB	64,159	64,754	(595)
9/20/2017	Barclays Bank PLC	3,905,634	RUB	64,159	64,768	(609)
9/20/2017	Barclays Bank PLC	2,333,842	RUB	38,431	38,703	(272)
9/20/2017	Barclays Bank PLC	4,046,736	RUB	66,643	67,108	(465)
9/20/2017	Barclays Bank PLC	4,046,577	RUB	66,644	67,105	(461)
9/20/2017	Barclays Bank PLC	2,806,731	RUB	46,700	46,545	155

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
9/20/2017	Barclays Bank PLC	3,663,821	RUB	$60,970	$60,758	$212
9/20/2017	Barclays Bank PLC	2,610,078	RUB	43,519	43,283	236
9/20/2017	Barclays Bank PLC	3,973,274	RUB	66,240	65,890	350
9/20/2017	Barclays Bank PLC	3,973,188	RUB	66,240	65,888	352
9/20/2017	Barclays Bank PLC	3,973,446	RUB	66,240	65,892	348
9/20/2017	Barclays Bank PLC	3,972,433	RUB	66,240	65,876	364
9/20/2017	Barclays Bank PLC	2,774,919	RUB	46,225	46,017	208
9/20/2017	Barclays Bank PLC	4,044,076	RUB	67,364	67,064	300
9/20/2017	Barclays Bank PLC	4,043,193	RUB	67,365	67,049	316
9/20/2017	Barclays Bank PLC	37,216	SEK	4,285	4,433	(148)
9/20/2017	Barclays Bank PLC	9,357	SEK	1,082	1,115	(33)
9/20/2017	Barclays Bank PLC	2,985,533	SEK	345,020	355,651	(10,631)
9/20/2017	Barclays Bank PLC	27,960	SEK	3,221	3,331	(110)
9/20/2017	Barclays Bank PLC	3,430	SEK	394	409	(15)
9/20/2017	Barclays Bank PLC	4,402	SEK	504	524	(20)
9/20/2017	Barclays Bank PLC	4,430	SEK	510	528	(18)
9/20/2017	Barclays Bank PLC	1,315,343	SGD	951,413	956,576	(5,163)
9/20/2017	Barclays Bank PLC	3,736	SGD	2,704	2,717	(13)
9/20/2017	Barclays Bank PLC	2,421	SGD	1,745	1,761	(16)
9/20/2017	Barclays Bank PLC	694	SGD	501	505	(4)
9/20/2017	Barclays Bank PLC	2,113	SGD	1,536	1,537	(1)
9/20/2017	Barclays Bank PLC	13,662	TRY	3,778	3,788	(10)
9/20/2017	Barclays Bank PLC	11,896	TRY	3,287	3,298	(11)
9/20/2017	Barclays Bank PLC	4,293,723	TRY	1,186,201	1,190,496	(4,295)
9/20/2017	Barclays Bank PLC	9,674	TRY	2,665	2,682	(17)
9/20/2017	Barclays Bank PLC	13,351	TRY	3,684	3,702	(18)
9/20/2017	Barclays Bank PLC	7,992	TRY	2,225	2,216	9
9/20/2017	Barclays Bank PLC	608	TRY	169	169	—
9/20/2017	Barclays Bank PLC	180,869	TWD	5,991	5,964	27
9/20/2017	Barclays Bank PLC	835,593	TWD	27,690	27,553	137
9/20/2017	Barclays Bank PLC	2,513,702	TWD	83,021	82,886	135
9/20/2017	Barclays Bank PLC	360,796	TWD	11,866	11,897	(31)
9/20/2017	Barclays Bank PLC	357,251	TWD	11,796	11,780	16
9/20/2017	Barclays Bank PLC	2,549,243	TWD	84,025	84,058	(33)
9/20/2017	Barclays Bank PLC	169,171	ZAR	13,066	12,732	334
9/20/2017	Barclays Bank PLC	890,855	ZAR	68,150	67,045	1,105
9/20/2017	Barclays Bank PLC	1,886,623	ZAR	144,447	141,986	2,461
9/20/2017	Barclays Bank PLC	3,882,665	ZAR	297,097	292,207	4,890
9/20/2017	Barclays Bank PLC	2,735,967	ZAR	205,882	205,907	(25)
9/20/2017	Barclays Bank PLC	1,252,109	ZAR	94,837	94,233	604
9/20/2017	Barclays Bank PLC	84,600	ZAR	6,472	6,367	105
9/20/2017	Barclays Bank PLC	712,514	ZAR	54,260	53,623	637
						$143,946
Net unrealized depreciation on forward foreign currency contracts						$(352,823)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares				Value
	INVESTMENTS - 74.0%
	EXCHANGE TRADED FUNDS - 6.6%
	DEBT FUNDS - 4.6%
1,952	iShares TIPS Bond ETF			$221,415
68,869	iShares iBoxx $ Investment Grade Corporate Bond ETF			8,299,403
				8,520,818
	EQUITY FUNDS - 2.0%
2,183	Consumer Discretionary Select Sector SPDR Fund			195,662
12,771	Consumer Staples Select Sector SPDR Fund			701,639
3,936	Energy Select Sector SPDR Fund			255,525
13,500	Financial Select Sector SPDR Fund			333,045
11,924	Health Care Select Sector SPDR Fund			944,858
8,441	Industrial Select Sector SPDR Fund			574,917
1,457	Materials Select Sector SPDR Fund			78,401
429	Technology Select Sector SPDR Fund			23,475
12,872	Utilities Select Sector SPDR Fund			668,829
				3,776,351

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,193,356)			12,297,169

Principal
Amount ($)		Yield (b)	Maturity
	SHORT-TERM INVESTMENTS - 67.4%
	CERTIFICATES OF DEPOSIT - 5.2%
$3,600,000	Banco del Estado de Chile	1.0500	7/7/2017	3,600,000
3,600,000	Sumitomo Mitsui Trust Bank Corp.	1.1700	7/14/2017	3,600,000
2,400,000	Sumitomo Mitsui Trust Bank Ltd.	1.0500	7/7/2017	2,400,000
				9,600,000
	COMMERCIAL PAPER - 12.3%
3,600,000	American Honda Finance Corporation	1.0632	7/10/2017	3,599,046
3,625,000	Apple, Inc.	1.0331	7/19/2017	3,623,133
3,600,000	Automatic Data Processing, Inc.	1.1735	7/5/2017	3,599,766
4,800,000	Colgate-Palmolive Company	1.0531	7/21/2017	4,797,200
1,200,000	DCAT, LLC	1.3351	7/19/2017	1,199,202
3,546,000	Victory Receivables Corp. #	1.0428	7/3/2017	3,545,566
2,400,000	Victory Receivables Corp. #	1.2343	7/18/2017	2,398,606
				22,762,519
	DISCOUNT AGENCY NOTES - 49.9%
35,879,000	Federal Farm Credit Discount Notes	0.7510	7/3/2017	35,877,505
6,515,000	Federal Home Loan Bank Discount Notes	0.4030	7/5/2017	6,514,376
4,029,000	Federal Home Loan Bank Discount Notes	0.4980	7/6/2017	4,028,496
5,343,000	Federal Home Loan Bank Discount Notes	0.5710	7/7/2017	5,342,247
400,000	Federal Home Loan Bank Discount Notes	0.6070	7/3/2017	399,987
15,000,000	Federal Home Loan Bank Discount Notes	0.8870	7/26/2017	14,989,583
1,500,000	Federal Home Loan Bank Discount Notes	0.9460	8/9/2017	1,498,960
10,000,000	Federal Home Loan Bank Discount Notes	0.9560	8/16/2017	9,986,711
6,000,000	Federal Home Loan Bank Discount Notes	0.9640	8/21/2017	5,991,160
5,000,000	Federal Home Loan Bank Discount Notes	0.9980	9/27/2017	4,987,326
2,500,000	Freddie Mac Discount Notes	0.9520	7/3/2017	2,499,868
				92,116,219

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Value

TOTAL SHORT-TERM INVESTMENTS (Cost - $124,478,738)	$124,478,738

TOTAL INVESTMENTS - 74.0% (Cost - $136,672,094) (c)	$136,775,907
OTHER ASSETS LESS LIABILITIES - 26.0%	47,964,372
TOTAL NET ASSETS - 100.0%	$184,740,279

#	Securities are restricted to resale.

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $137,094,136 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$132,760
Unrealized Depreciation:	(450,989)
Net Unrealized Appreciation:	$(318,229)

	SHORT FUTURES CONTRACTS
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
1	3MO Euro EURIBOR	September-18	285,580	$100
77	3MO Euro EURIBOR	June-18	22,000,608	9,752
6	3MO Euro EURIBOR	June-19	1,710,227	601
3	3MO Euro EURIBOR	June-20	852,847	912
1	3MO EuroYen TFX	September-17	222,432	(46)
35	90-Day Euro$ Future	December-17	8,620,938	4,375
114	90-Day Euro$ Future	June-18	28,034,025	18,425
158	90-Day Euro$ Future	September-18	38,824,550	14,962
4	90-Day Euro$ Future	March-20	979,100	750
2	90-Day Euro$ Future	March-21	488,525	475
25	90-Day Sterling Future	June-18	4,032,431	7,047
13	Australian 10YR Bond Future	September-17	970,740	318,116
65	Australian 3YR Bond Future	September-17	4,887,107	695,224
10	Bank Acceptance Future	December-17	1,899,111	2,879
16	Bank Acceptance Future	June-18	3,033,803	3,203
4	Bank Acceptance Future	September-18	757,989	1,308
57	Brent Crude Future (a)	September-17	2,779,890	(165,390)
10	Brent Crude Future (a)	October-17	490,400	(26,730)
4	Brent Crude Future (a)	November-17	197,320	(15,120)
4	Brent Crude Future (a)	December-17	198,360	(3,640)
4	Brent Crude Oil Future (a)	September-17	195,080	(7,440)
8	CAC40 10 Euro Future	July-17	466,850	6,525
6	Canadian Dollar Future	September-17	463,440	(10,645)
17	Canadian 10YR Bond Future	September-17	1,839,801	40,633
10	Canola Future (WCE) (a)	November-17	76,692	(3,252)
69	CBOE Volatility Index Future	July-17	850,425	(11,820)
27	CBOE Volatility Index Future	August-17	342,225	(1,475)
31	CBOE Volatility Index Future	September-17	423,925	(3,525)
23	CBOE Volatility Index Future	October-17	331,775	(2,425)
5	CBOE Volatility Index Future	November-17	74,625	(275)
1	CBOE Volatility Index Future	December-17	15,175	(25)
70	Cocoa Future (a)	September-17	1,358,000	10,800
2	Cocoa Future (a)	December-17	39,340	270
50	Cocoa ICE Future (a)	September-17	990,450	65,950

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

	SHORT FUTURES CONTRACTS (Continued)
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
1	Cocoa ICE Future (a)	December-17	20,108	$(134)
1	Cocoa ICE Future (a)	March-18	20,355	(273)
4	Coffee Robusta Future (a)	September-17	85,960	(3,550)
65	Coffee Future (a)	September-17	3,063,938	79,013
8	Copper Future (a)	September-17	542,200	(3,738)
103	Corn Future (a)	December-17	2,018,800	(55,812)
12	Corn Future (a)	March-18	240,750	(5,250)
2	Corn Future (a)	May-18	40,700	(900)
9	Cotton No. 2 Future (a)	December-17	308,655	(2,320)
6	Crude Palm Oil Future (a)	September-17	85,926	1,066
1	Crude Palm Oil Future (a)	October-17	14,257	163
1	Crude Palm Oil Future (a)	November-17	14,298	70
4	Dax Index Future	September-17	1,405,158	14,271
2	Dax Mini Future	September-17	140,516	2,735
28	Dollar Index Future	September-17	2,671,788	26,423
4	E-Mini Crude Oil Future (a)	August-17	92,080	(3,693)
4	Euro BUXL 30YR Bond	September-17	746,011	6,341
3	Euro CHF 3MO ICE	December-17	788,571	80
20	Euro CHF 3MO ICE	March-18	5,255,574	4,121
132	Euro STOXX 50 Future	September-17	5,165,463	144,827
2	Euro BOBL Future	September-17	300,421	1,836
5	Euro BTP Future	September-17	770,670	798
62	Euro Bund Future	September-17	11,446,498	218,016
3	Euro OAT Future	September-17	508,047	547
278	Euro SCHATZ Future	September-17	35,464,623	80,694
17	FTSE 100 Index Future	September-17	1,599,301	18,164
63	FTSE/JSE Top 40 Index Future	September-17	2,196,501	(7,611)
10	FTSE/MIB IDX Future	September-17	1,169,007	16,937
37	Gasoline RBOB (a)	August-17	2,352,290	(119,922)
7	Gasoline RBOB (a)	September-17	441,706	(19,396)
12	Gold 100 Oz Future (a)	August-17	1,490,760	9,190
3	Hang Seng Index	July-17	491,613	461
3	IBEX 35 Index	July-17	356,054	3,916
2	ICE ECX Emission (a)	December-17	11,474	(308)
10	ICE Natural Gas Future (a)	August-17	145,768	6,946
5	ICE Natural Gas Future (a)	September-17	73,826	1,001
10	JPN 10YR Bond (OSE)	September-17	13,359,736	24,208
55	JPN YEN Currency Future	September-17	6,125,625	109,294
12	KC HRW Wheat Future (a)	September-17	317,700	(30,900)
1	Lean Hogs (a)	December-17	25,390	(720)
14	LME Nickel (a)	September-17	788,550	(33,923)
5	Long Gilt	September-17	815,546	546
18	Low Sulfur Gasoline (a)	July-17	785,700	(38,875)
30	Low Sulfur Gasoline (a)	August-17	1,308,000	(9,550)
4	Low Sulfur Gasoline (a)	September-17	174,800	(6,200)
2	Low Sulfur Gasoline (a)	October-17	87,850	(2,800)
2	Low Sulfur Gasoline (a)	November-17	87,950	(2,500)
6	Mill Wheat Euro (a)	September-17	60,392	(3,631)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

	SHORT FUTURES CONTRACTS (Continued)
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
2	Mill Wheat Euro (a)	December-17	20,730	$(573)
1	Mill Wheat Euro (a)	March-18	10,536	(624)
1	Mini FTSE/MIB Future	September-17	23,380	311
2	MSCI SING IX ETS	July-17	52,068	(47)
5	NASDAQ 100 E-Mini	September-17	565,275	(1,015)
128	Natural Gas Future (a)	August-17	3,884,800	(85,270)
6	Natural Gas Future (a)	September-17	181,860	(5,400)
3	Natural Gas Future (a)	October-17	91,740	(290)
37	NY Harbor ULSD Future (a)	August-17	2,304,737	(112,043)
2	NY Harbor ULSD Future (a)	September-17	125,219	(5,544)
1	NY Harbor ULSD Future (a)	October-17	62,958	(1,907)
49	OMXS30 Index Future	July-17	931,108	16,376
1	Palladium Future (a)	September-17	83,665	(5,025)
36	Platinum Future (a)	October-17	1,667,520	7,000
4	S&P/TSX 60 Index Future	September-17	547,748	986
63	S&P 500 E-mini Future	September-17	7,625,835	37,935
5	SPI 200 Future	September-17	541,633	2,589
47	Silver Future (a)	September-17	3,907,345	24,570
1	Silver Future (a)	December-17	83,660	125
87	Soybean Future (a)	November-17	4,153,163	(173,763)
63	Soybean Meal Future (a)	December-17	1,960,560	(66,050)
59	Soybean Oil Future (a)	December-17	1,180,236	(35,868)
3	Soybean Oil Future (a)	January-18	60,300	(1,890)
1	Soybean Oil Future (a)	March-18	20,154	(576)
236	US 2YR Note (CBT) Future	September-17	51,001,813	67,297
10	US 10YR Note (CBT) Future	September-17	1,255,313	2,969
1	US 5YR Note (CBT) Future	September-17	99,953	516
14	VSTOXX Future	July-17	26,826	(2,703)
16	VSTOXX Future	August-17	31,753	(2,925)
2	Wheat (CBT) Future (a)	September-17	52,600	(1,162)
1	Wheat (CBT) Future (a)	December-17	27,250	(1,988)
27	White Sugar (ICE) (a)	August-17	544,995	38,055
1	White Sugar (ICE) (a)	October-17	19,385	2,635
233	World Sugar #11 (a)	October-17	3,603,858	(29,915)
4	World Sugar #11 (a)	March-18	64,826	123
1	World Sugar #11 (a)	May-18	16,240	(101)
4	WTI Crude Future (a)	August-17	184,160	(8,380)
56	WTI Crude Future (a)	August-17	2,578,240	(52,620)
10	WTI Crude Future (a)	September-17	462,900	(15,050)
2	WTI Crude Future (a)	September-17	92,580	(4,340)
3	WTI Crude Future (a)	October-17	139,530	(6,450)
1	WTI Crude Future (a)	November-17	46,770	(1,420)
1	WTI Crude Future (a)	November-17	46,770	(1,260)
3	WTI Crude Future (a)	December-17	141,150	(2,080)
6	Yen Nikkei Future	September-17	535,733	2,380
				$947,745

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

	LONG FUTURES CONTRACTS
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
12	3MO Euro EURIBOR	March-18	3,430,206	$(915)
9	3MO Euro EURIBOR	June-18	2,571,500	(898)
6	3MO Euro EURIBOR	September-19	1,709,115	(1,199)
2	3MO Euro EURIBOR	September-20	568,165	(571)
6	90-Day Bank Bill	December-17	4,582,303	(897)
107	90-Day Bank Bill	March-18	81,703,691	(17,417)
1	90-Day Euro$ Future	September-19	245,075	(13)
4	90-Day Euro$ Future	September-20	978,150	100
1	90-Day Euro$ Future	September-21	244,025	(175)
149	90-Day Sterling Future	June-18	24,033,288	(50,038)
18	Amsterdam Index	July-17	2,079,680	(68,798)
59	Australian Dollar Future	September-17	4,528,250	32,290
95	Australian 10Y Bond Future	September-17	7,093,873	(2,476,284)
47	Australian 3YR Bond Future	September-17	3,533,755	(513,657)
129	BIST National 30 Index	August-17	460,420	(1,007)
1	BP Currency Future	September-17	81,531	1,338
1	Brent Crude Future (a)	November-17	49,330	2,280
1	Brent Crude Future (a)	December-17	49,590	1,880
1	Canadian Dollar Future	September-17	77,240	1,185
55	CAC40 10 Euro Future	July-17	3,209,595	(72,511)
34	Canadian 10YR Bond Future	September-17	3,679,603	(99,686)
12	Cattle Feeder Future (a)	August-17	887,550	14,988
1	CBOE VIX Future	December-17	15,175	(75)
14	CHF Currency Future	September-17	1,833,650	6,800
65	Copper Future (a)	September-17	4,405,375	72,100
2	Copper Future (a)	December-17	136,350	2,212
3	Corn Future (a)	September-17	57,150	1,675
1	Cotton No. 2 Future (a)	March-18	33,785	(820)
1	Crude Palm Oil Future (a)	August-17	14,542	(286)
1	Crude Palm Oil Future (a)	November-17	14,298	(140)
15	DAX Index	September-17	5,269,344	(171,736)
73	DJIA Mini e-CBOT	September-17	7,774,500	34,650
2	Euro BUXL 30Yr Bond	September-17	373,006	(8,338)
18	Euro FX Currency Future	September-17	2,580,075	23,606
90	Euro STOXX 50	September-17	3,521,906	(117,477)
143	Euro-BOBL Future	September-17	21,480,104	(166,441)
53	Euro BTP Future	September-17	8,169,103	(89,385)
65	Euro Bund Future	September-17	12,000,360	(156,153)
81	Euro OAT Future	September-17	13,717,266	(156,446)
203	Euro SCHATZ Future	September-17	25,896,829	(67,677)
48	FTSE 100 Index	September-17	4,515,673	(88,718)
224	FTSE CHINA A50	July-17	2,545,200	1,113
12	FTSE KLCI Future	July-17	247,050	(2,376)
10	FTSE/MIB Index Future	September-17	1,169,007	(23,284)
1	Gasoline RBOB (a)	August-17	63,575	1,441
1	Gasoline RBOB (a)	October-17	59,136	2,680
19	Gold 100 Oz. Future (a)	August-17	2,360,370	(30,070)
1	Gold 100 Oz. Future (a)	December-17	124,960	(2,880)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

	LONG FUTURES CONTRACTS (Continued)
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
36	Hang Seng Index	July-17	5,899,352	$6,943
41	H-SHARES Index	July-17	2,677,241	(12,663)
15	IBEX 35 Index	July-17	1,780,268	(57,087)
7	KC HRW Wheat (a)	September-17	185,325	18,037
33	KOSPI2 Index	September-17	2,256,194	35,609
12	Lean Hogs (a)	July-17	435,000	28,990
40	Lean Hogs (a)	August-17	1,340,000	43,290
1	Lean Hogs (a)	October-17	28,180	320
71	Live Cattle (a)	August-17	3,302,920	(126,796)
1	Live Cattle (a)	December-17	46,320	100
11	LME Copper (a)	September-17	1,633,569	65,060
3	LME Lead (a)	September-17	172,031	3,544
38	LME Aluminum (a)	September-17	1,823,525	37,172
9	LME Zinc (a)	September-17	621,000	13,947
182	Long Gilt	September-17	29,685,888	(544,754)
1	Lumber Future (a)	September-17	39,171	(220)
90	Mexican Peso Future	September-17	2,452,050	95
5	Mini FTSE/MIB	September-17	116,901	(992)
5	Mini H-Shares Index	July-17	65,299	(1,060)
11	Mini HSI Index	July-17	360,516	1,401
19	Mini MSCI EAFE	September-17	1,795,120	(8,560)
74	Mini MSCI Emerging Market	September-17	3,730,710	30,095
77	MSCI SING IX ETS	July-17	2,004,623	5,461
83	MSCI TAIWAN Index	July-17	3,197,990	(29,980)
76	NASDAQ 100 E-Mini	September-17	8,592,180	(177,928)
6	Natural Gas Future (a)	August-17	182,100	(2,740)
1	Natural Gas Future (a)	September-17	30,310	(340)
1	Natural Gas Future (a)	November-17	31,180	850
22	New Zeland Dollar Future	September-17	1,609,080	13,400
2	NIKKEI 225 (CME)	September-17	201,050	625
6	NIKKEI 225 (OSE)	September-17	1,069,064	1,068
52	NIKKEI 225 (SGX)	September-17	4,627,981	4,179
50	NIKKEI 225 Mini	September-17	890,886	1,892
7	NY Harbor ULSD Futures (a)	August-17	436,031	7,782
126	OMXS30 Index	July-17	2,394,277	(60,890)
16	Palladium Future (a)	September-17	1,338,640	48,975
3	Platinum Future (a)	October-17	138,960	765
2	Rapeseed Euro (a)	August-17	41,288	(125)
2	Red Wheat Future (a)	September-17	77,175	13,350
84	Russell 2000 Mini Future	September-17	5,940,060	3,160
129	S&P 500 E-mini Future	September-17	15,614,805	(59,701)
15	S&P Mid 400 E-mini Future	September-17	2,619,150	(14,345)
12	S&P/TSX 60 Index Future	September-17	1,643,243	(19,244)
78	SET50 Future	September-17	455,647	(1,466)
155	SGX NIFTY 50	July-17	2,950,735	(32,445)
106	Short-Term Euro-BTP	September-17	13,622,828	27,967
5	Silver Future (a)	September-17	415,675	(3,950)
20	Soybean Future (a)	November-17	954,750	13,050

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

	LONG FUTURES CONTRACTS (Continued)
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	June 30, 2017	(Depreciation)
37	SPI 200 Future	September-17	4,008,087	$(43,473)
3	STOXX EUROPE 600	September-17	30,983	611
1	STOXX EUROPE 600	September-17	15,620	(52)
59	STOXX EUROPE 600	September-17	1,269,809	(29,525)
90	SX5E Dividend Future	December-17	1,197,920	1,984
71	TOPIX Index Future	September-17	10,183,027	39,783
13	US 10 Year Ultra Future	September-17	1,752,563	(15,524)
285	US 10YR Note (CBT)	September-17	35,776,406	(162,592)
149	US 5YR Note (CBT)	September-17	17,557,555	(65,213)
87	US Long Bond (CBT)	September-17	13,370,813	(108,610)
14	US Ultra Bond (CBT)	September-17	2,322,250	(17,298)
26	Wheat Future (a)	September-17	683,800	47,738
3	Wheat Future (a)	December-17	81,750	7,025
1	Wheat Future (a)	March-18	27,938	2,400
16	WIG20 Index Future	September-17	197,352	1,148
3	World Sugar #11 (a)	October-17	46,402	1,848
1	WTI Crude Future (a)	August-17	46,040	50
1	WTI Crude Future (a)	October-17	46,510	1,860
7	Yen Nikkei Future	September-17	625,022	712
				$(5,251,317)
	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(4,303,572)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/3/2017	Bank of America Merrill Lynch	200,000	AUD	17,193,905	JPY	$153,404	$(169)
7/3/2017	Bank of America Merrill Lynch	90,909	AUD	7,792,919	JPY	69,729	(77)
7/3/2017	Bank of America Merrill Lynch	109,091	AUD	9,357,021	JPY	83,675	(92)
7/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,679	USD	7,670	(9)
7/3/2017	Bank of America Merrill Lynch	539,047	AUD	412,504	USD	413,459	955
7/3/2017	Bank of America Merrill Lynch	65,279	AUD	49,955	USD	50,070	115
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,452	USD	10,444	(8)
7/3/2017	Bank of America Merrill Lynch	20,000	CHF	20,900	USD	20,889	(11)
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,447	USD	10,444	(3)
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,446	USD	10,445	(1)
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,445	USD	10,445	—
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,443	USD	10,444	1
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,437	USD	10,444	7
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,436	USD	10,444	8
7/3/2017	Bank of America Merrill Lynch	10,000	CHF	10,435	USD	10,444	9
7/3/2017	Bank of America Merrill Lynch	20,000	CHF	20,861	USD	20,889	28
7/3/2017	Bank of America Merrill Lynch	6,786,320	CNH	1,000,000	USD	1,000,619	619
7/3/2017	Bank of America Merrill Lynch	12,218,220	CNH	1,800,000	USD	1,801,534	1,534
7/3/2017	Bank of America Merrill Lynch	30,000	EUR	34,217	USD	34,222	5
7/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,406	USD	11,407	1
7/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,413	USD	11,407	(6)
7/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,418	USD	11,407	(11)
7/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,420	USD	11,407	(13)
7/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,420	USD	11,407	(13)
7/3/2017	Bank of America Merrill Lynch	20,000	EUR	22,851	USD	22,815	(36)
7/3/2017	Bank of America Merrill Lynch	10,000	EUR	11,426	USD	11,407	(19)
7/3/2017	Bank of America Merrill Lynch	30,000	EUR	34,278	USD	34,222	(56)
7/3/2017	Bank of America Merrill Lynch	405,382	EUR	461,934	USD	462,437	503
7/3/2017	Bank of America Merrill Lynch	250,000	EUR	285,815	USD	285,186	(629)
7/3/2017	Bank of America Merrill Lynch	100,000	GBP	129,875	USD	129,909	34
7/3/2017	Bank of America Merrill Lynch	20,000	GBP	25,982	USD	25,982	—
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,994	USD	12,991	(3)
7/3/2017	Bank of America Merrill Lynch	641,342	GBP	832,138	USD	833,158	1,020
7/3/2017	Bank of America Merrill Lynch	161,016	GBP	208,918	USD	209,174	256
7/3/2017	Bank of America Merrill Lynch	250,000	GBP	324,210	USD	324,771	561
7/3/2017	Bank of America Merrill Lynch	12,000,000	JPY	106,804	USD	106,814	10
7/3/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,416	USD	173,276	(140)
7/3/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,391	USD	173,276	(115)
7/3/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,386	USD	173,276	(110)
7/3/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,394	USD	173,276	(118)
7/3/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,363	USD	173,276	(87)
7/3/2017	Bank of America Merrill Lynch	19,711,885	JPY	175,569	USD	175,459	(110)
7/3/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,459	USD	17,445	(14)
7/3/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,457	USD	17,445	(12)
7/3/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,456	USD	17,445	(11)
7/3/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,457	USD	17,445	(12)
7/3/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,454	USD	17,445	(9)
7/3/2017	Bank of America Merrill Lynch	1,984,525	JPY	17,676	USD	17,665	(11)
7/3/2017	Bank of America Merrill Lynch	2,020,000	MXN	111,735	USD	111,546	(189)
7/3/2017	Bank of America Merrill Lynch	1,330,000	NOK	158,254	USD	158,785	531
7/3/2017	Bank of America Merrill Lynch	1,307,866	NOK	155,557	USD	156,143	586
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,281	USD	7,322	41

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,288	USD	$7,321	$33
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,302	USD	7,321	19
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,305	USD	7,321	16
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,307	USD	7,322	15
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,307	USD	7,322	15
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,319	USD	7,321	2
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,326	USD	7,322	(4)
7/3/2017	Bank of America Merrill Lynch	10,000	NZD	7,329	USD	7,322	(7)
7/3/2017	Bank of America Merrill Lynch	464,484	NZD	339,954	USD	340,076	122
7/3/2017	Bank of America Merrill Lynch	29,281,663	JPY	250,000	CHF	260,642	524
7/3/2017	Bank of America Merrill Lynch	400,000	NZD	32,770,963	JPY	292,863	884
7/3/2017	Bank of America Merrill Lynch	70,000	SEK	8,238	USD	8,301	63
7/3/2017	Bank of America Merrill Lynch	80,000	SEK	9,412	USD	9,486	74
7/3/2017	Bank of America Merrill Lynch	50,000	SEK	5,882	USD	5,929	47
7/3/2017	Bank of America Merrill Lynch	70,000	SEK	8,232	USD	8,301	69
7/3/2017	Bank of America Merrill Lynch	40,000	SEK	4,702	USD	4,743	41
7/3/2017	Bank of America Merrill Lynch	50,000	SEK	5,877	USD	5,929	52
7/3/2017	Bank of America Merrill Lynch	70,000	SEK	8,228	USD	8,300	72
7/3/2017	Bank of America Merrill Lynch	80,000	SEK	9,400	USD	9,486	86
7/3/2017	Bank of America Merrill Lynch	60,000	SEK	7,040	USD	7,115	75
7/3/2017	Bank of America Merrill Lynch	305,961	SEK	35,855	USD	36,282	427
7/3/2017	Bank of America Merrill Lynch	127,132	SEK	14,898	USD	15,075	177
7/3/2017	Bank of America Merrill Lynch	100,000	ZAR	7,707	USD	7,628	(79)
7/5/2017	Bank of America Merrill Lynch	80,000	AUD	61,516	USD	61,364	(152)
7/5/2017	Bank of America Merrill Lynch	90,000	AUD	69,212	USD	69,035	(177)
7/5/2017	Bank of America Merrill Lynch	90,000	AUD	69,214	USD	69,034	(180)
7/5/2017	Bank of America Merrill Lynch	80,000	AUD	61,525	USD	61,364	(161)
7/5/2017	Bank of America Merrill Lynch	90,000	AUD	69,217	USD	69,035	(182)
7/5/2017	Bank of America Merrill Lynch	10,000	AUD	7,702	USD	7,671	(31)
7/5/2017	Bank of America Merrill Lynch	583,014	AUD	448,824	USD	447,201	(1,623)
7/5/2017	Bank of America Merrill Lynch	274,539	AUD	211,349	USD	210,585	(764)
7/5/2017	Bank of America Merrill Lynch	18,463,909	BRL	5,603,189	USD	5,566,221	(36,968)
7/5/2017	Bank of America Merrill Lynch	5,035	BRL	1,524	USD	1,518	(6)
7/5/2017	Bank of America Merrill Lynch	36,623	BRL	11,047	USD	11,041	(6)
7/5/2017	Bank of America Merrill Lynch	50,796	BRL	15,191	USD	15,313	122
7/5/2017	Bank of America Merrill Lynch	1,283	BRL	389	USD	387	(2)
7/5/2017	Bank of America Merrill Lynch	24,555	BRL	7,405	USD	7,402	(3)
7/5/2017	Bank of America Merrill Lynch	54,118	BRL	16,259	USD	16,315	56
7/5/2017	Bank of America Merrill Lynch	592	BRL	177	USD	178	1
7/5/2017	Bank of America Merrill Lynch	35,162	BRL	10,532	USD	10,600	68
7/5/2017	Bank of America Merrill Lynch	47,389	BRL	14,282	USD	14,286	4
7/5/2017	Bank of America Merrill Lynch	3,634,322	BRL	1,098,580	USD	1,095,621	(2,959)
7/5/2017	Bank of America Merrill Lynch	997,718	BRL	301,589	USD	300,777	(812)
7/5/2017	Bank of America Merrill Lynch	997,321	BRL	301,469	USD	300,657	(812)
7/5/2017	Bank of America Merrill Lynch	987,176	BRL	298,403	USD	297,599	(804)
7/5/2017	Bank of America Merrill Lynch	979,163	BRL	295,980	USD	295,183	(797)
7/5/2017	Bank of America Merrill Lynch	911,613	BRL	275,562	USD	274,820	(742)
7/5/2017	Bank of America Merrill Lynch	879,558	BRL	265,872	USD	265,156	(716)
7/5/2017	Bank of America Merrill Lynch	878,343	BRL	265,505	USD	264,790	(715)
7/5/2017	Bank of America Merrill Lynch	804,046	BRL	243,047	USD	242,392	(655)
7/5/2017	Bank of America Merrill Lynch	493,648	BRL	149,220	USD	148,818	(402)
7/5/2017	Bank of America Merrill Lynch	493,645	BRL	149,219	USD	148,817	(402)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/5/2017	Bank of America Merrill Lynch	493,166	BRL	149,074	USD	$148,672	$(402)
7/5/2017	Bank of America Merrill Lynch	489,344	BRL	147,918	USD	147,520	(398)
7/5/2017	Bank of America Merrill Lynch	476,317	BRL	143,981	USD	143,593	(388)
7/5/2017	Bank of America Merrill Lynch	475,981	BRL	143,879	USD	143,491	(388)
7/5/2017	Bank of America Merrill Lynch	446,170	BRL	134,868	USD	134,505	(363)
7/5/2017	Bank of America Merrill Lynch	439,725	BRL	132,920	USD	132,562	(358)
7/5/2017	Bank of America Merrill Lynch	439,523	BRL	132,859	USD	132,501	(358)
7/5/2017	Bank of America Merrill Lynch	411,746	BRL	124,462	USD	124,127	(335)
7/5/2017	Bank of America Merrill Lynch	380,339	BRL	114,969	USD	114,659	(310)
7/5/2017	Bank of America Merrill Lynch	379,995	BRL	114,864	USD	114,555	(309)
7/5/2017	Bank of America Merrill Lynch	354,698	BRL	107,218	USD	106,929	(289)
7/5/2017	Bank of America Merrill Lynch	319,228	BRL	96,496	USD	96,236	(260)
7/5/2017	Bank of America Merrill Lynch	238,166	BRL	71,993	USD	71,799	(194)
7/5/2017	Bank of America Merrill Lynch	238,093	BRL	71,971	USD	71,777	(194)
7/5/2017	Bank of America Merrill Lynch	232,139	BRL	70,171	USD	69,982	(189)
7/5/2017	Bank of America Merrill Lynch	173,814	BRL	52,541	USD	52,399	(142)
7/5/2017	Bank of America Merrill Lynch	167,631	BRL	50,671	USD	50,534	(137)
7/5/2017	Bank of America Merrill Lynch	99,762	BRL	30,156	USD	30,075	(81)
7/5/2017	Bank of America Merrill Lynch	98,775	BRL	29,857	USD	29,777	(80)
7/5/2017	Bank of America Merrill Lynch	87,837	BRL	26,552	USD	26,480	(72)
7/5/2017	Bank of America Merrill Lynch	81,215	BRL	24,549	USD	24,483	(66)
7/5/2017	Bank of America Merrill Lynch	77,296	BRL	23,365	USD	23,302	(63)
7/5/2017	Bank of America Merrill Lynch	27,311	BRL	8,255	USD	8,233	(22)
7/5/2017	Bank of America Merrill Lynch	20,231	BRL	6,115	USD	6,099	(16)
7/5/2017	Bank of America Merrill Lynch	14,406	BRL	4,355	USD	4,343	(12)
7/5/2017	Bank of America Merrill Lynch	200,000	CAD	17,210,639	JPY	154,016	19
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,715	USD	7,701	(14)
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,714	USD	7,701	(13)
7/5/2017	Bank of America Merrill Lynch	20,000	CAD	15,424	USD	15,402	(22)
7/5/2017	Bank of America Merrill Lynch	20,000	CAD	15,418	USD	15,402	(16)
7/5/2017	Bank of America Merrill Lynch	380,000	CAD	292,889	USD	292,630	(259)
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,707	USD	7,701	(6)
7/5/2017	Bank of America Merrill Lynch	20,000	CAD	15,407	USD	15,402	(5)
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,703	USD	7,701	(2)
7/5/2017	Bank of America Merrill Lynch	20,000	CAD	15,403	USD	15,402	(1)
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,701	USD	7,701	—
7/5/2017	Bank of America Merrill Lynch	20,000	CAD	15,401	USD	15,402	1
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,699	USD	7,701	2
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,698	USD	7,701	3
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,698	USD	7,701	3
7/5/2017	Bank of America Merrill Lynch	10,000	CAD	7,697	USD	7,701	4
7/5/2017	Bank of America Merrill Lynch	20,000	CAD	15,393	USD	15,402	9
7/5/2017	Bank of America Merrill Lynch	443,573	CAD	341,546	USD	341,587	41
7/5/2017	Bank of America Merrill Lynch	247,076	CAD	190,246	USD	190,268	22
7/5/2017	Bank of America Merrill Lynch	238,703	CHF	249,135	USD	249,259	124
7/5/2017	Bank of America Merrill Lynch	122,119	CHF	127,472	USD	127,519	47
7/5/2017	Bank of America Merrill Lynch	14,178	CHF	14,797	USD	14,805	8
7/5/2017	Bank of America Merrill Lynch	144,976	EUR	18,523,159	JPY	165,352	(46)
7/5/2017	Bank of America Merrill Lynch	18,122	EUR	2,315,806	JPY	20,669	(6)
7/5/2017	Bank of America Merrill Lynch	1,706	EUR	217,897	JPY	1,946	(1)
7/5/2017	Bank of America Merrill Lynch	6,291	EUR	803,772	JPY	7,175	(2)
7/5/2017	Bank of America Merrill Lynch	128,905	EUR	16,466,478	JPY	147,023	(41)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/5/2017	Bank of America Merrill Lynch	10,000	EUR	11,396	USD	$11,406	$10
7/5/2017	Bank of America Merrill Lynch	10,000	EUR	11,397	USD	11,406	9
7/5/2017	Bank of America Merrill Lynch	10,000	EUR	11,403	USD	11,406	3
7/5/2017	Bank of America Merrill Lynch	20,000	EUR	22,808	USD	22,811	3
7/5/2017	Bank of America Merrill Lynch	20,000	EUR	22,815	USD	22,811	(4)
7/5/2017	Bank of America Merrill Lynch	10,000	EUR	11,410	USD	11,406	(4)
7/5/2017	Bank of America Merrill Lynch	20,000	EUR	22,825	USD	22,811	(14)
7/5/2017	Bank of America Merrill Lynch	10,000	EUR	11,412	USD	11,406	(6)
7/5/2017	Bank of America Merrill Lynch	20,000	EUR	22,826	USD	22,811	(15)
7/5/2017	Bank of America Merrill Lynch	20,000	EUR	22,827	USD	22,811	(16)
7/5/2017	Bank of America Merrill Lynch	10,000	EUR	11,419	USD	11,406	(13)
7/5/2017	Bank of America Merrill Lynch	10,000	EUR	11,423	USD	11,406	(17)
7/5/2017	Bank of America Merrill Lynch	70,000	EUR	79,985	USD	79,839	(146)
7/5/2017	Bank of America Merrill Lynch	70,000	EUR	79,991	USD	79,839	(152)
7/5/2017	Bank of America Merrill Lynch	257,226	EUR	294,228	USD	293,379	(849)
7/5/2017	Bank of America Merrill Lynch	257,226	EUR	294,210	USD	293,379	(831)
7/5/2017	Bank of America Merrill Lynch	241,860	EUR	276,620	USD	275,854	(766)
7/5/2017	Bank of America Merrill Lynch	47,815	EUR	54,693	USD	54,535	(158)
7/5/2017	Bank of America Merrill Lynch	47,815	EUR	54,690	USD	54,535	(155)
7/5/2017	Bank of America Merrill Lynch	44,959	EUR	51,421	USD	51,278	(143)
7/5/2017	Bank of America Merrill Lynch	179,167	EUR	204,387	USD	204,349	(38)
7/5/2017	Bank of America Merrill Lynch	7,952	EUR	9,072	USD	9,070	(2)
7/5/2017	Bank of America Merrill Lynch	179,928	EUR	205,277	USD	205,217	(60)
7/5/2017	Bank of America Merrill Lynch	7,953	EUR	9,075	USD	9,071	(4)
7/5/2017	Bank of America Merrill Lynch	90,000	GBP	116,899	USD	116,906	6
7/5/2017	Bank of America Merrill Lynch	443,697	GBP	577,364	USD	576,341	(1,024)
7/5/2017	Bank of America Merrill Lynch	164,770	GBP	214,408	USD	214,028	(380)
7/5/2017	Bank of America Merrill Lynch	699,016	ILS	200,000	USD	200,308	308
7/5/2017	Bank of America Merrill Lynch	34,516,759	JPY	400,000	CAD	307,268	619
7/5/2017	Bank of America Merrill Lynch	47,870,078	JPY	375,000	EUR	426,140	—
7/5/2017	Bank of America Merrill Lynch	20,109,307	JPY	157,500	EUR	179,013	—
7/5/2017	Bank of America Merrill Lynch	8,617,473	JPY	67,500	EUR	76,713	—
7/5/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,932	USD	8,902	(30)
7/5/2017	Bank of America Merrill Lynch	3,000,000	JPY	26,704	USD	26,706	2
7/5/2017	Bank of America Merrill Lynch	17,544,226	JPY	156,883	USD	156,179	(704)
7/5/2017	Bank of America Merrill Lynch	17,544,226	JPY	156,904	USD	156,179	(725)
7/5/2017	Bank of America Merrill Lynch	17,544,226	JPY	156,943	USD	156,179	(764)
7/5/2017	Bank of America Merrill Lynch	4,164,299	JPY	37,235	USD	37,071	(164)
7/5/2017	Bank of America Merrill Lynch	15,967,000	JPY	142,857	USD	142,138	(719)
7/5/2017	Bank of America Merrill Lynch	8,708,950	JPY	77,910	USD	77,527	(383)
7/5/2017	Bank of America Merrill Lynch	324,050	JPY	2,898	USD	2,885	(13)
7/5/2017	Bank of America Merrill Lynch	140,000	MXN	7,728	USD	7,735	7
7/5/2017	Bank of America Merrill Lynch	60,000	MXN	3,305	USD	3,315	10
7/5/2017	Bank of America Merrill Lynch	500,000	MXN	27,728	USD	27,625	(103)
7/5/2017	Bank of America Merrill Lynch	860,000	NOK	102,679	USD	102,666	(13)
7/5/2017	Bank of America Merrill Lynch	140,000	NOK	16,705	USD	16,713	8
7/5/2017	Bank of America Merrill Lynch	1,085,955	NOK	129,634	USD	129,641	7
7/5/2017	Bank of America Merrill Lynch	10,000	NZD	7,320	USD	7,322	2
7/5/2017	Bank of America Merrill Lynch	10,000	NZD	7,325	USD	7,322	(3)
7/5/2017	Bank of America Merrill Lynch	10,000	NZD	7,337	USD	7,322	(15)
7/5/2017	Bank of America Merrill Lynch	303,709	NZD	222,407	USD	222,376	(31)
7/5/2017	Bank of America Merrill Lynch	175,371	NZD	128,425	USD	128,407	(18)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/5/2017	Bank of America Merrill Lynch	10,000	PLN	2,705	USD	$2,697	$(8)
7/5/2017	Bank of America Merrill Lynch	10,000	PLN	2,705	USD	2,697	(8)
7/5/2017	Bank of America Merrill Lynch	30,000	PLN	8,111	USD	8,090	(21)
7/5/2017	Bank of America Merrill Lynch	50,000	PLN	13,501	USD	13,483	(18)
7/5/2017	Bank of America Merrill Lynch	90,000	SEK	10,689	USD	10,670	(19)
7/5/2017	Bank of America Merrill Lynch	70,000	SEK	8,307	USD	8,299	(8)
7/5/2017	Bank of America Merrill Lynch	70,000	SEK	8,302	USD	8,299	(3)
7/5/2017	Bank of America Merrill Lynch	70,000	SEK	8,297	USD	8,299	2
7/5/2017	Bank of America Merrill Lynch	140,000	SEK	16,588	USD	16,598	10
7/5/2017	Bank of America Merrill Lynch	550,000	SEK	65,036	USD	65,208	172
7/5/2017	Bank of America Merrill Lynch	40,000	SEK	4,729	USD	4,742	13
7/5/2017	Bank of America Merrill Lynch	550,000	SEK	65,028	USD	65,208	180
7/5/2017	Bank of America Merrill Lynch	550,000	SEK	65,023	USD	65,208	185
7/5/2017	Bank of America Merrill Lynch	540,000	SEK	63,807	USD	64,022	215
7/5/2017	Bank of America Merrill Lynch	50,000	SEK	5,908	USD	5,928	20
7/5/2017	Bank of America Merrill Lynch	550,000	SEK	64,983	USD	65,208	225
7/5/2017	Bank of America Merrill Lynch	100,000	SEK	11,806	USD	11,856	50
7/5/2017	Bank of America Merrill Lynch	50,000	SEK	5,901	USD	5,928	27
7/5/2017	Bank of America Merrill Lynch	60,000	SEK	7,079	USD	7,114	35
7/5/2017	Bank of America Merrill Lynch	1,883,042	SEK	222,413	USD	223,254	841
7/5/2017	Bank of America Merrill Lynch	40,000	ZAR	3,058	USD	3,053	(5)
7/10/2017	Bank of America Merrill Lynch	12,016,400	TWD	400,000	USD	395,151	(4,849)
7/10/2017	Bank of America Merrill Lynch	9,011,700	TWD	300,000	USD	296,343	(3,657)
7/14/2017	Bank of America Merrill Lynch	1,016,271,000	KRW	900,000	USD	888,431	(11,569)
7/19/2017	Bank of America Merrill Lynch	430,000	AUD	329,968	USD	329,747	(221)
7/19/2017	Bank of America Merrill Lynch	20,000	AUD	15,232	USD	15,337	105
7/19/2017	Bank of America Merrill Lynch	70,000	AUD	52,995	USD	53,680	685
7/19/2017	Bank of America Merrill Lynch	90,000	AUD	67,920	USD	69,017	1,097
7/19/2017	Bank of America Merrill Lynch	150,000	AUD	113,077	USD	115,028	1,951
7/19/2017	Bank of America Merrill Lynch	60,000	AUD	45,826	USD	46,011	185
7/19/2017	Bank of America Merrill Lynch	10,000	AUD	7,681	USD	7,669	(12)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,022	USD	6,010	(12)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,020	USD	6,010	(10)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,015	USD	6,009	(6)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,004	USD	3,005	1
7/19/2017	Bank of America Merrill Lynch	1,480,000	BRL	444,118	USD	444,703	585
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,998	USD	6,009	11
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,995	USD	6,009	14
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	2,996	USD	3,005	9
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,115	USD	9,014	(101)
7/19/2017	Bank of America Merrill Lynch	80,000	BRL	24,266	USD	24,038	(228)
7/19/2017	Bank of America Merrill Lynch	100,000	BRL	30,328	USD	30,047	(281)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,066	USD	6,010	(56)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,065	USD	6,010	(55)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,029	USD	3,005	(24)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,029	USD	3,005	(24)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,056	USD	6,009	(47)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,028	USD	3,005	(23)
7/19/2017	Bank of America Merrill Lynch	50,000	BRL	15,130	USD	15,024	(106)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,051	USD	6,010	(41)
7/19/2017	Bank of America Merrill Lynch	40,000	BRL	12,095	USD	12,019	(76)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,045	USD	6,009	(36)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,023	USD	$3,005	$(18)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,013	USD	3,005	(8)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,005	USD	6,010	5
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,028	USD	3,005	(23)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,053	USD	6,010	(43)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,071	USD	9,014	(57)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,071	USD	9,014	(57)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,046	USD	6,009	(37)
7/19/2017	Bank of America Merrill Lynch	50,000	BRL	15,114	USD	15,024	(90)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,067	USD	9,014	(53)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,044	USD	6,010	(34)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,021	USD	3,005	(16)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,040	USD	6,010	(30)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,037	USD	6,009	(28)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,019	USD	3,005	(14)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,035	USD	6,009	(26)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,051	USD	9,014	(37)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,034	USD	6,010	(24)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,031	USD	6,010	(21)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,025	USD	6,010	(15)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,970	USD	6,010	40
7/19/2017	Bank of America Merrill Lynch	40,000	BRL	12,062	USD	12,019	(43)
7/19/2017	Bank of America Merrill Lynch	70,000	BRL	21,105	USD	21,033	(72)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,029	USD	6,009	(20)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,042	USD	9,014	(28)
7/19/2017	Bank of America Merrill Lynch	40,000	BRL	12,037	USD	12,019	(18)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,013	USD	6,009	(4)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,006	USD	3,005	(1)
7/19/2017	Bank of America Merrill Lynch	50,000	BRL	15,030	USD	15,024	(6)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,017	USD	9,014	(3)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,049	USD	9,014	(35)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,045	USD	9,014	(31)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,015	USD	6,010	(5)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,014	USD	6,010	(4)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,007	USD	6,010	3
7/19/2017	Bank of America Merrill Lynch	60,000	BRL	18,004	USD	18,029	25
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,000	USD	9,014	14
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	8,994	USD	9,014	20
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	8,992	USD	9,014	22
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,993	USD	6,009	16
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	2,995	USD	3,005	10
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,984	USD	6,009	25
7/19/2017	Bank of America Merrill Lynch	50,000	BRL	15,149	USD	15,024	(125)
7/19/2017	Bank of America Merrill Lynch	80,000	BRL	24,223	USD	24,038	(185)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,079	USD	6,010	(69)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,064	USD	6,010	(54)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,031	USD	3,005	(26)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	3,030	USD	3,005	(25)
7/19/2017	Bank of America Merrill Lynch	40,000	BRL	12,111	USD	12,019	(92)
7/19/2017	Bank of America Merrill Lynch	590,000	CAD	454,954	USD	454,479	(475)
7/19/2017	Bank of America Merrill Lynch	950,000	CAD	720,091	USD	731,788	11,697
7/19/2017	Bank of America Merrill Lynch	1,350,000	CAD	1,016,634	USD	1,039,910	23,276

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/19/2017	Bank of America Merrill Lynch	190,000	CAD	143,695	USD	$146,357	$2,662
7/19/2017	Bank of America Merrill Lynch	220,000	CAD	166,531	USD	169,467	2,936
7/19/2017	Bank of America Merrill Lynch	380,000	CAD	286,814	USD	292,715	5,901
7/19/2017	Bank of America Merrill Lynch	400,000	CAD	300,157	USD	308,121	7,964
7/19/2017	Bank of America Merrill Lynch	250,000	CAD	188,888	USD	192,576	3,688
7/19/2017	Bank of America Merrill Lynch	90,000	CAD	68,002	USD	69,327	1,325
7/19/2017	Bank of America Merrill Lynch	910,000	CAD	699,722	USD	700,976	1,254
7/19/2017	Bank of America Merrill Lynch	150,000	CHF	156,649	USD	156,838	189
7/19/2017	Bank of America Merrill Lynch	30,000	CHF	31,030	USD	31,368	338
7/19/2017	Bank of America Merrill Lynch	60,000	CHF	62,071	USD	62,735	664
7/19/2017	Bank of America Merrill Lynch	110,000	CHF	114,098	USD	115,014	916
7/19/2017	Bank of America Merrill Lynch	70,000	CHF	71,964	USD	73,191	1,227
7/19/2017	Bank of America Merrill Lynch	280,000	CHF	288,059	USD	292,764	4,705
7/19/2017	Bank of America Merrill Lynch	230,000	CHF	236,507	USD	240,485	3,978
7/19/2017	Bank of America Merrill Lynch	130,000	CHF	133,435	USD	135,926	2,491
7/19/2017	Bank of America Merrill Lynch	90,000	CHF	92,529	USD	94,103	1,574
7/19/2017	Bank of America Merrill Lynch	20,000	CHF	20,592	USD	20,912	320
7/19/2017	Bank of America Merrill Lynch	170,000	CHF	175,309	USD	177,750	2,441
7/19/2017	Bank of America Merrill Lynch	180,000	CHF	186,937	USD	188,206	1,269
7/19/2017	Bank of America Merrill Lynch	70,000	CHF	73,000	USD	73,191	191
7/19/2017	Bank of America Merrill Lynch	120,000	CHF	125,558	USD	125,470	(88)
7/19/2017	Bank of America Merrill Lynch	310,000	EUR	354,050	USD	353,949	(101)
7/19/2017	Bank of America Merrill Lynch	60,000	EUR	67,299	USD	68,506	1,207
7/19/2017	Bank of America Merrill Lynch	130,000	EUR	146,925	USD	148,430	1,505
7/19/2017	Bank of America Merrill Lynch	270,000	EUR	302,712	USD	308,278	5,566
7/19/2017	Bank of America Merrill Lynch	160,000	EUR	178,872	USD	182,684	3,812
7/19/2017	Bank of America Merrill Lynch	320,000	EUR	356,576	USD	365,367	8,791
7/19/2017	Bank of America Merrill Lynch	290,000	EUR	323,692	USD	331,114	7,422
7/19/2017	Bank of America Merrill Lynch	40,000	EUR	44,829	USD	45,671	842
7/19/2017	Bank of America Merrill Lynch	230,000	EUR	260,087	USD	262,607	2,520
7/19/2017	Bank of America Merrill Lynch	80,000	EUR	91,077	USD	91,342	265
7/19/2017	Bank of America Merrill Lynch	140,000	EUR	160,121	USD	159,848	(273)
7/19/2017	Bank of America Merrill Lynch	220,000	GBP	281,355	USD	285,958	4,603
7/19/2017	Bank of America Merrill Lynch	180,000	GBP	229,495	USD	233,966	4,471
7/19/2017	Bank of America Merrill Lynch	150,000	GBP	190,037	USD	194,971	4,934
7/19/2017	Bank of America Merrill Lynch	150,000	GBP	191,076	USD	194,971	3,895
7/19/2017	Bank of America Merrill Lynch	130,000	GBP	165,585	USD	168,975	3,390
7/19/2017	Bank of America Merrill Lynch	100,000	GBP	127,897	USD	129,981	2,084
7/19/2017	Bank of America Merrill Lynch	3,000,000	JPY	27,396	USD	26,723	(673)
7/19/2017	Bank of America Merrill Lynch	3,000,000	JPY	27,300	USD	26,723	(577)
7/19/2017	Bank of America Merrill Lynch	22,000,000	JPY	201,910	USD	195,970	(5,940)
7/19/2017	Bank of America Merrill Lynch	57,000,000	JPY	512,748	USD	507,740	(5,008)
7/19/2017	Bank of America Merrill Lynch	30,000,000	JPY	269,384	USD	267,232	(2,152)
7/19/2017	Bank of America Merrill Lynch	6,000,000	JPY	53,852	USD	53,446	(406)
7/19/2017	Bank of America Merrill Lynch	7,000,000	JPY	62,935	USD	62,354	(581)
7/19/2017	Bank of America Merrill Lynch	19,000,000	JPY	170,967	USD	169,247	(1,720)
7/19/2017	Bank of America Merrill Lynch	40,000,000	JPY	359,025	USD	356,309	(2,716)
7/19/2017	Bank of America Merrill Lynch	4,000,000	JPY	35,621	USD	35,631	10
7/19/2017	Bank of America Merrill Lynch	12,350,000	MXN	679,954	USD	680,085	131
7/19/2017	Bank of America Merrill Lynch	420,000	MXN	23,354	USD	23,128	(226)
7/19/2017	Bank of America Merrill Lynch	170,000	MXN	9,409	USD	9,362	(47)
7/19/2017	Bank of America Merrill Lynch	1,700,000	MXN	93,371	USD	93,615	244

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/19/2017	Bank of America Merrill Lynch	3,180,000	MXN	173,608	USD	$175,115	$1,507
7/19/2017	Bank of America Merrill Lynch	1,360,000	MXN	75,073	USD	74,892	(181)
7/19/2017	Bank of America Merrill Lynch	450,000	MXN	25,107	USD	24,780	(327)
7/19/2017	Bank of America Merrill Lynch	720,000	NOK	85,179	USD	85,990	811
7/19/2017	Bank of America Merrill Lynch	830,000	NOK	97,947	USD	99,127	1,180
7/19/2017	Bank of America Merrill Lynch	610,000	NOK	71,270	USD	72,852	1,582
7/19/2017	Bank of America Merrill Lynch	970,000	NOK	113,707	USD	115,847	2,140
7/19/2017	Bank of America Merrill Lynch	2,400,000	NOK	282,578	USD	286,632	4,054
7/19/2017	Bank of America Merrill Lynch	390,000	NOK	46,187	USD	46,578	391
7/19/2017	Bank of America Merrill Lynch	30,000	NZD	21,959	USD	21,958	(1)
7/19/2017	Bank of America Merrill Lynch	60,000	NZD	43,805	USD	43,916	111
7/19/2017	Bank of America Merrill Lynch	390,000	NZD	280,987	USD	285,455	4,468
7/19/2017	Bank of America Merrill Lynch	110,000	NZD	79,724	USD	80,513	789
7/19/2017	Bank of America Merrill Lynch	80,000	NZD	57,923	USD	58,555	632
7/19/2017	Bank of America Merrill Lynch	110,000	NZD	79,589	USD	80,513	924
7/19/2017	Bank of America Merrill Lynch	190,000	NZD	137,033	USD	139,068	2,035
7/19/2017	Bank of America Merrill Lynch	160,000	NZD	116,165	USD	117,110	945
7/19/2017	Bank of America Merrill Lynch	40,000	NZD	29,155	USD	29,278	123
7/19/2017	Bank of America Merrill Lynch	80,000	NZD	58,388	USD	58,555	167
7/19/2017	Bank of America Merrill Lynch	140,000	NZD	101,801	USD	102,471	670
7/19/2017	Bank of America Merrill Lynch	210,000	NZD	153,371	USD	153,707	336
7/19/2017	Bank of America Merrill Lynch	90,000	NZD	65,632	USD	65,874	242
7/19/2017	Bank of America Merrill Lynch	100,000	PLN	26,973	USD	26,964	(9)
7/19/2017	Bank of America Merrill Lynch	400,000	PLN	106,891	USD	107,855	964
7/19/2017	Bank of America Merrill Lynch	40,000	RUB	672	USD	672	—
7/19/2017	Bank of America Merrill Lynch	1,500,000	RUB	26,181	USD	25,205	(976)
7/19/2017	Bank of America Merrill Lynch	16,380,000	RUB	285,807	USD	275,237	(10,570)
7/19/2017	Bank of America Merrill Lynch	760,000	RUB	13,081	USD	12,770	(311)
7/19/2017	Bank of America Merrill Lynch	530,000	RUB	9,122	USD	8,906	(216)
7/19/2017	Bank of America Merrill Lynch	720,000	RUB	12,384	USD	12,098	(286)
7/19/2017	Bank of America Merrill Lynch	1,290,000	RUB	22,007	USD	21,676	(331)
7/19/2017	Bank of America Merrill Lynch	280,000	RUB	4,745	USD	4,705	(40)
7/19/2017	Bank of America Merrill Lynch	280,000	RUB	4,726	USD	4,705	(21)
7/19/2017	Bank of America Merrill Lynch	850,000	RUB	14,345	USD	14,283	(62)
7/19/2017	Bank of America Merrill Lynch	450,000	RUB	7,581	USD	7,562	(19)
7/19/2017	Bank of America Merrill Lynch	3,480,000	SEK	412,647	USD	413,068	421
7/19/2017	Bank of America Merrill Lynch	750,000	SEK	86,293	USD	89,023	2,730
7/19/2017	Bank of America Merrill Lynch	690,000	SEK	79,126	USD	81,901	2,775
7/19/2017	Bank of America Merrill Lynch	620,000	SEK	70,651	USD	73,593	2,942
7/19/2017	Bank of America Merrill Lynch	840,000	SEK	96,014	USD	99,706	3,692
7/19/2017	Bank of America Merrill Lynch	1,600,000	SEK	183,048	USD	189,916	6,868
7/19/2017	Bank of America Merrill Lynch	240,000	SEK	27,584	USD	28,487	903
7/19/2017	Bank of America Merrill Lynch	190,000	SEK	21,820	USD	22,553	733
7/19/2017	Bank of America Merrill Lynch	800,000	SEK	92,800	USD	94,958	2,158
7/19/2017	Bank of America Merrill Lynch	2,280,000	SEK	266,720	USD	270,631	3,911
7/19/2017	Bank of America Merrill Lynch	570,000	SEK	67,175	USD	67,658	483
7/19/2017	Bank of America Merrill Lynch	10,000	TRY	2,828	USD	2,823	(5)
7/19/2017	Bank of America Merrill Lynch	280,000	TRY	78,740	USD	79,050	310
7/19/2017	Bank of America Merrill Lynch	1,320,000	TRY	370,220	USD	372,665	2,445
7/19/2017	Bank of America Merrill Lynch	290,000	TRY	81,510	USD	81,874	364
7/19/2017	Bank of America Merrill Lynch	320,000	TRY	90,879	USD	90,343	(536)
7/19/2017	Bank of America Merrill Lynch	120,000	TRY	33,787	USD	33,878	91

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/19/2017	Bank of America Merrill Lynch	20,000	TRY	5,650	USD	$5,646	$(4)
7/19/2017	Bank of America Merrill Lynch	80,000	TRY	22,554	USD	22,586	32
7/19/2017	Bank of America Merrill Lynch	30,000	TRY	8,395	USD	8,470	75
7/19/2017	Bank of America Merrill Lynch	180,000	TRY	50,634	USD	50,818	184
7/19/2017	Bank of America Merrill Lynch	20,000	TRY	5,646	USD	5,646	—
7/19/2017	Bank of America Merrill Lynch	120,000	TRY	34,001	USD	33,879	(122)
7/19/2017	Bank of America Merrill Lynch	100,000	TRY	28,437	USD	28,232	(205)
7/19/2017	Bank of America Merrill Lynch	120,000	TRY	33,957	USD	33,879	(78)
7/19/2017	Bank of America Merrill Lynch	70,000	TRY	19,793	USD	19,763	(30)
7/19/2017	Bank of America Merrill Lynch	330,000	ZAR	25,647	USD	25,097	(550)
7/19/2017	Bank of America Merrill Lynch	4,410,000	ZAR	340,356	USD	335,383	(4,973)
7/19/2017	Bank of America Merrill Lynch	510,000	ZAR	39,665	USD	38,786	(879)
7/19/2017	Bank of America Merrill Lynch	710,000	ZAR	56,057	USD	53,996	(2,061)
7/19/2017	Bank of America Merrill Lynch	40,000	ZAR	3,094	USD	3,042	(52)
7/19/2017	Bank of America Merrill Lynch	160,000	ZAR	12,406	USD	12,168	(238)
7/19/2017	Bank of America Merrill Lynch	130,000	ZAR	10,004	USD	9,887	(117)
7/19/2017	Bank of America Merrill Lynch	350,000	ZAR	26,616	USD	26,618	2
7/19/2017	Bank of America Merrill Lynch	560,000	ZAR	42,690	USD	42,588	(102)
7/19/2017	Bank of America Merrill Lynch	920,000	ZAR	70,537	USD	69,966	(571)
7/19/2017	Bank of America Merrill Lynch	390,000	ZAR	30,030	USD	29,660	(370)
7/20/2017	Bank of America Merrill Lynch	178,000,000	INR	2,756,485	USD	2,746,112	(10,373)
7/21/2017	Bank of America Merrill Lynch	1,354,080,000	KRW	1,200,000	USD	1,183,880	(16,120)
7/21/2017	Bank of America Merrill Lynch	24,240,000	TWD	800,000	USD	797,413	(2,587)
7/26/2017	Bank of America Merrill Lynch	2,800,000	AUD	2,821,188	CAD	2,146,985	24,104
7/26/2017	Bank of America Merrill Lynch	3,200,000	AUD	3,213,898	CAD	2,453,697	25,321
7/26/2017	Bank of America Merrill Lynch	2,085,037	AUD	1,250,000	GBP	1,598,766	17,949
7/26/2017	Bank of America Merrill Lynch	40,000	AUD	34,399,280	JPY	306,712	—
7/26/2017	Bank of America Merrill Lynch	800,000	AUD	67,739,600	JPY	613,424	6,887
7/26/2017	Bank of America Merrill Lynch	200,000	AUD	16,820,100	JPY	153,356	2,397
7/26/2017	Bank of America Merrill Lynch	800,000	AUD	68,000,240	JPY	613,424	4,755
7/26/2017	Bank of America Merrill Lynch	200,000	AUD	17,247,460	JPY	153,356	(173)
7/26/2017	Bank of America Merrill Lynch	1,000,000	AUD	1,052,212	NZD	766,780	(867)
7/26/2017	Bank of America Merrill Lynch	2,600,000	AUD	1,976,341	USD	1,993,629	17,288
7/26/2017	Bank of America Merrill Lynch	300,000	AUD	226,988	USD	230,034	3,046
7/26/2017	Bank of America Merrill Lynch	500,000	AUD	380,119	USD	383,390	3,271
7/26/2017	Bank of America Merrill Lynch	1,500,000	AUD	1,149,161	USD	1,150,171	1,010
7/26/2017	Bank of America Merrill Lynch	2,400,000	AUD	1,824,315	USD	1,840,273	15,958
7/26/2017	Bank of America Merrill Lynch	2,805,009	CAD	2,800,000	AUD	2,161,020	41,048
7/26/2017	Bank of America Merrill Lynch	600,000	CAD	50,426,580	JPY	462,249	10,003
7/26/2017	Bank of America Merrill Lynch	1,400,000	CAD	117,600,420	JPY	1,078,581	21,876
7/26/2017	Bank of America Merrill Lynch	200,000	CAD	16,800,060	JPY	154,083	3,125
7/26/2017	Bank of America Merrill Lynch	800,000	CAD	69,132,400	JPY	616,332	59
7/26/2017	Bank of America Merrill Lynch	900,000	CAD	678,011	USD	693,373	15,362
7/26/2017	Bank of America Merrill Lynch	3,300,000	CAD	2,495,704	USD	2,542,368	46,664
7/26/2017	Bank of America Merrill Lynch	600,000	CAD	458,579	USD	462,248	3,669
7/26/2017	Bank of America Merrill Lynch	500,000	CHF	57,340,600	JPY	523,044	9,395
7/26/2017	Bank of America Merrill Lynch	500,000	CHF	58,770,500	JPY	523,044	(410)
7/26/2017	Bank of America Merrill Lynch	1,500,000	CHF	1,543,729	USD	1,569,132	25,403
7/26/2017	Bank of America Merrill Lynch	625,000	CHF	643,220	USD	653,805	10,585
7/26/2017	Bank of America Merrill Lynch	250,000	CHF	259,428	USD	261,522	2,094
7/26/2017	Bank of America Merrill Lynch	6,789,445	CNH	1,000,000	USD	999,191	(809)
7/26/2017	Bank of America Merrill Lynch	1,250,000	EUR	1,836,981	AUD	1,427,777	33,981
7/26/2017	Bank of America Merrill Lynch	1,250,000	EUR	1,850,837	CAD	1,427,777	33,981

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/26/2017	Bank of America Merrill Lynch	3,250,000	EUR	3,526,991	CHF	$3,712,220	$88,351
7/26/2017	Bank of America Merrill Lynch	1,300,000	EUR	1,145,386	GBP	1,484,888	35,340
7/26/2017	Bank of America Merrill Lynch	400,000	EUR	352,012	GBP	456,889	10,268
7/26/2017	Bank of America Merrill Lynch	100,000	EUR	88,201	GBP	114,222	2,431
7/26/2017	Bank of America Merrill Lynch	500,000	EUR	63,766,550	JPY	571,111	2,050
7/26/2017	Bank of America Merrill Lynch	800,000	EUR	102,026,480	JPY	913,777	3,280
7/26/2017	Bank of America Merrill Lynch	1,875,000	EUR	17,815,644	NOK	2,141,665	50,972
7/26/2017	Bank of America Merrill Lynch	2,750,000	EUR	26,819,251	SEK	3,141,109	74,759
7/26/2017	Bank of America Merrill Lynch	1,250,000	EUR	1,396,401	USD	1,427,776	31,375
7/26/2017	Bank of America Merrill Lynch	250,000	EUR	279,192	USD	285,555	6,363
7/26/2017	Bank of America Merrill Lynch	750,000	EUR	854,369	USD	856,666	2,297
7/26/2017	Bank of America Merrill Lynch	88,107	GBP	100,000	EUR	114,550	3,240
7/26/2017	Bank of America Merrill Lynch	266,253	GBP	300,000	EUR	346,162	1,324
7/26/2017	Bank of America Merrill Lynch	263,934	GBP	300,000	EUR	343,148	(190)
7/26/2017	Bank of America Merrill Lynch	250,000	GBP	324,448	USD	325,031	583
7/26/2017	Bank of America Merrill Lynch	312,500	GBP	396,222	USD	406,289	10,067
7/26/2017	Bank of America Merrill Lynch	812,500	GBP	1,053,843	USD	1,056,351	2,508
7/26/2017	Bank of America Merrill Lynch	496,870,380	HUF	1,800,000	USD	1,835,506	35,506
7/26/2017	Bank of America Merrill Lynch	3,530,061	ILS	1,000,000	USD	1,012,627	12,627
7/26/2017	Bank of America Merrill Lynch	67,228,240	JPY	800,000	AUD	599,042	(6,058)
7/26/2017	Bank of America Merrill Lynch	117,662,020	JPY	1,400,000	CAD	1,048,436	(6,999)
7/26/2017	Bank of America Merrill Lynch	16,748,220	JPY	200,000	CAD	149,236	(1,133)
7/26/2017	Bank of America Merrill Lynch	16,899,220	JPY	200,000	CAD	150,582	(235)
7/26/2017	Bank of America Merrill Lynch	28,670,300	JPY	250,000	CHF	255,469	(1,705)
7/26/2017	Bank of America Merrill Lynch	29,224,600	JPY	250,000	CHF	260,408	—
7/26/2017	Bank of America Merrill Lynch	28,693,975	JPY	250,000	CHF	255,680	(2,217)
7/26/2017	Bank of America Merrill Lynch	12,843,400	JPY	100,000	EUR	114,442	238
7/26/2017	Bank of America Merrill Lynch	12,444,280	JPY	100,000	EUR	110,886	(740)
7/26/2017	Bank of America Merrill Lynch	24,888,560	JPY	200,000	EUR	221,771	(1,480)
7/26/2017	Bank of America Merrill Lynch	48,511,920	JPY	600,000	NZD	432,269	(4,372)
7/26/2017	Bank of America Merrill Lynch	88,274,375	JPY	625,000	GBP	786,575	(5,251)
7/26/2017	Bank of America Merrill Lynch	25,000,000	JPY	224,415	USD	222,764	(1,651)
7/26/2017	Bank of America Merrill Lynch	1,000,000	MXN	55,046	USD	55,000	(46)
7/26/2017	Bank of America Merrill Lynch	6,500,000	MXN	357,801	USD	357,504	(297)
7/26/2017	Bank of America Merrill Lynch	1,000,000	NOK	1,026,373	SEK	119,449	2,552
7/26/2017	Bank of America Merrill Lynch	600,000	NZD	48,392,220	AUD	439,103	5,003
7/26/2017	Bank of America Merrill Lynch	400,000	NZD	32,814,920	JPY	292,736	—
7/26/2017	Bank of America Merrill Lynch	3,779,248	NZD	3,600,000	JPY	2,765,800	31,510
7/26/2017	Bank of America Merrill Lynch	2,000,000	NZD	161,307,400	JPY	1,463,678	16,675
7/26/2017	Bank of America Merrill Lynch	1,039,313	NZD	1,000,000	JPY	760,610	3,703
7/26/2017	Bank of America Merrill Lynch	200,000	NZD	16,290,420	JPY	146,368	846
7/26/2017	Bank of America Merrill Lynch	200,000	NZD	16,267,820	JPY	146,368	552
7/26/2017	Bank of America Merrill Lynch	2,400,000	NZD	1,737,672	USD	1,756,413	18,741
7/26/2017	Bank of America Merrill Lynch	6,064,728	PLN	1,600,000	USD	1,635,214	35,214
7/26/2017	Bank of America Merrill Lynch	758,091	PLN	200,000	USD	204,402	4,402
7/26/2017	Bank of America Merrill Lynch	96,121,760	RUB	1,600,000	USD	1,612,712	12,712
7/26/2017	Bank of America Merrill Lynch	84,106,540	RUB	1,400,000	USD	1,411,123	11,123
7/26/2017	Bank of America Merrill Lynch	5,958,700	RUB	100,000	USD	99,974	(26)
7/26/2017	Bank of America Merrill Lynch	5,660,665	SGD	4,100,000	USD	4,113,128	13,128
7/26/2017	Bank of America Merrill Lynch	138,582	SGD	100,000	USD	100,696	696
7/26/2017	Bank of America Merrill Lynch	358,394	TRY	100,000	USD	100,976	976
7/26/2017	Bank of America Merrill Lynch	1,063,992	TRY	300,000	USD	299,776	(224)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
7/26/2017	Bank of America Merrill Lynch	13,160,811	ZAR	1,000,000	USD	$999,573	$(427)
8/2/2017	Bank of America Merrill Lynch	38,308	BRL	11,526	USD	11,474	(52)
8/2/2017	Bank of America Merrill Lynch	3,634,322	BRL	1,092,339	USD	1,088,546	(3,793)
8/2/2017	Bank of America Merrill Lynch	11,035	BRL	3,317	USD	3,305	(12)
9/20/2017	Bank of America Merrill Lynch	325,658	AUD	250,621	USD	249,534	(1,087)
9/20/2017	Bank of America Merrill Lynch	257,356	AUD	198,088	USD	197,198	(890)
9/20/2017	Bank of America Merrill Lynch	153,351	AUD	118,016	USD	117,504	(512)
9/20/2017	Bank of America Merrill Lynch	121,188	AUD	93,279	USD	92,860	(419)
9/20/2017	Bank of America Merrill Lynch	427,518	AUD	325,339	USD	327,584	2,245
9/20/2017	Bank of America Merrill Lynch	246,205	AUD	187,257	USD	188,653	1,396
9/20/2017	Bank of America Merrill Lynch	447,365	AUD	339,329	USD	342,791	3,462
9/20/2017	Bank of America Merrill Lynch	221,525	AUD	168,025	USD	169,742	1,717
9/20/2017	Bank of America Merrill Lynch	15,887	AUD	12,050	USD	12,173	123
9/20/2017	Bank of America Merrill Lynch	7,868	AUD	5,968	USD	6,029	61
9/20/2017	Bank of America Merrill Lynch	366,358	AUD	278,821	USD	280,720	1,899
9/20/2017	Bank of America Merrill Lynch	206,977	AUD	157,551	USD	158,595	1,044
9/20/2017	Bank of America Merrill Lynch	431,027	AUD	326,597	USD	330,272	3,675
9/20/2017	Bank of America Merrill Lynch	431,027	AUD	326,643	USD	330,272	3,629
9/20/2017	Bank of America Merrill Lynch	431,027	AUD	326,746	USD	330,272	3,526
9/20/2017	Bank of America Merrill Lynch	249,295	AUD	188,902	USD	191,021	2,119
9/20/2017	Bank of America Merrill Lynch	116,182	AUD	87,896	USD	89,024	1,128
9/20/2017	Bank of America Merrill Lynch	77,778	AUD	58,842	USD	59,597	755
9/20/2017	Bank of America Merrill Lynch	312,941	AUD	237,858	USD	239,789	1,931
9/20/2017	Bank of America Merrill Lynch	295,070	AUD	224,198	USD	226,096	1,898
9/20/2017	Bank of America Merrill Lynch	10,600	AUD	8,057	USD	8,122	65
9/20/2017	Bank of America Merrill Lynch	9,995	AUD	7,594	USD	7,658	64
9/20/2017	Bank of America Merrill Lynch	377,607	AUD	289,018	USD	289,339	321
9/20/2017	Bank of America Merrill Lynch	161,440	AUD	123,536	USD	123,702	166
9/20/2017	Bank of America Merrill Lynch	45,728	AUD	35,000	USD	35,039	39
9/20/2017	Bank of America Merrill Lynch	19,551	AUD	14,961	USD	14,981	20
9/20/2017	Bank of America Merrill Lynch	249,257	CAD	192,157	USD	192,180	23
9/20/2017	Bank of America Merrill Lynch	194,316	CAD	149,853	USD	149,820	(33)
9/20/2017	Bank of America Merrill Lynch	138,839	CAD	107,033	USD	107,046	13
9/20/2017	Bank of America Merrill Lynch	108,237	CAD	83,471	USD	83,452	(19)
9/20/2017	Bank of America Merrill Lynch	97,575	CAD	74,000	USD	75,231	1,231
9/20/2017	Bank of America Merrill Lynch	79,692	CAD	60,454	USD	61,443	989
9/20/2017	Bank of America Merrill Lynch	350,638	CAD	264,835	USD	270,346	5,511
9/20/2017	Bank of America Merrill Lynch	552,096	CAD	418,172	USD	425,672	7,500
9/20/2017	Bank of America Merrill Lynch	142,966	CAD	108,316	USD	110,229	1,913
9/20/2017	Bank of America Merrill Lynch	47,363	CAD	35,735	USD	36,518	783
9/20/2017	Bank of America Merrill Lynch	6,220	CAD	4,693	USD	4,796	103
9/20/2017	Bank of America Merrill Lynch	456,291	CAD	344,265	USD	351,805	7,540
9/20/2017	Bank of America Merrill Lynch	59,931	CAD	45,217	USD	46,207	990
9/20/2017	Bank of America Merrill Lynch	260,564	CAD	197,312	USD	200,897	3,585
9/20/2017	Bank of America Merrill Lynch	22,054	CAD	16,710	USD	17,004	294
9/20/2017	Bank of America Merrill Lynch	185,749	CAD	140,336	USD	143,215	2,879
9/20/2017	Bank of America Merrill Lynch	394,551	CAD	298,022	USD	304,203	6,181
9/20/2017	Bank of America Merrill Lynch	32,735	CAD	24,724	USD	25,239	515
9/20/2017	Bank of America Merrill Lynch	483,779	CAD	368,537	USD	372,999	4,462
9/20/2017	Bank of America Merrill Lynch	40,576	CAD	30,908	USD	31,285	377
9/20/2017	Bank of America Merrill Lynch	218,651	CAD	168,053	USD	168,583	530
9/20/2017	Bank of America Merrill Lynch	123,112	CAD	94,623	USD	94,921	298

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	62,277	CAD	48,000	USD	$48,016	$16
9/20/2017	Bank of America Merrill Lynch	1,246,018,586	CLP	1,867,114	USD	1,869,669	2,555
9/20/2017	Bank of America Merrill Lynch	775,751	CLP	1,168	USD	1,164	(4)
9/20/2017	Bank of America Merrill Lynch	12,205,053	CLP	18,423	USD	18,314	(109)
9/20/2017	Bank of America Merrill Lynch	213,402	CLP	322	USD	320	(2)
9/20/2017	Bank of America Merrill Lynch	14,455,389	CLP	21,682	USD	21,691	9
9/20/2017	Bank of America Merrill Lynch	1,759,580	CLP	2,639	USD	2,640	1
9/20/2017	Bank of America Merrill Lynch	3,618,650	CLP	5,433	USD	5,430	(3)
9/20/2017	Bank of America Merrill Lynch	11,099,630	CLP	16,707	USD	16,655	(52)
9/20/2017	Bank of America Merrill Lynch	11,314,237	CLP	16,996	USD	16,977	(19)
9/20/2017	Bank of America Merrill Lynch	8,902,407	CLP	13,403	USD	13,358	(45)
9/20/2017	Bank of America Merrill Lynch	6,006,197	CLP	9,065	USD	9,012	(53)
9/20/2017	Bank of America Merrill Lynch	5,614,608	CLP	8,480	USD	8,425	(55)
9/20/2017	Bank of America Merrill Lynch	7,107,962	CLP	10,729	USD	10,666	(63)
9/20/2017	Bank of America Merrill Lynch	2,501,101	CZK	107,269	USD	109,834	2,565
9/20/2017	Bank of America Merrill Lynch	14,728,026	CZK	634,856	USD	646,769	11,913
9/20/2017	Bank of America Merrill Lynch	2,599,873	CZK	112,139	USD	114,171	2,032
9/20/2017	Bank of America Merrill Lynch	343,563	CZK	14,831	USD	15,087	256
9/20/2017	Bank of America Merrill Lynch	1,377,502	CZK	59,097	USD	60,492	1,395
9/20/2017	Bank of America Merrill Lynch	35,792	CZK	1,534	USD	1,572	38
9/20/2017	Bank of America Merrill Lynch	4,227,517	CZK	181,910	USD	185,648	3,738
9/20/2017	Bank of America Merrill Lynch	1,251,814	CZK	53,401	USD	54,972	1,571
9/20/2017	Bank of America Merrill Lynch	165,771	CZK	7,066	USD	7,280	214
9/20/2017	Bank of America Merrill Lynch	167,386	CZK	7,154	USD	7,351	197
9/20/2017	Bank of America Merrill Lynch	232,404	CZK	9,951	USD	10,206	255
9/20/2017	Bank of America Merrill Lynch	1,333,212	CZK	57,922	USD	58,547	625
9/20/2017	Bank of America Merrill Lynch	894,724	CZK	38,999	USD	39,291	292
9/20/2017	Bank of America Merrill Lynch	2,519,590	CZK	110,270	USD	110,646	376
9/20/2017	Bank of America Merrill Lynch	65,440	CZK	2,864	USD	2,874	10
9/20/2017	Bank of America Merrill Lynch	94,283	EUR	106,309	USD	108,010	1,701
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,551	USD	256,722	4,171
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,506	USD	256,722	4,216
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,571	USD	256,722	4,151
9/20/2017	Bank of America Merrill Lynch	224,093	EUR	252,583	USD	256,720	4,137
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,554	USD	256,722	4,168
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,576	USD	256,722	4,146
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,596	USD	256,722	4,126
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,641	USD	256,722	4,081
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,628	USD	256,722	4,094
9/20/2017	Bank of America Merrill Lynch	164,337	EUR	185,312	USD	188,264	2,952
9/20/2017	Bank of America Merrill Lynch	164,337	EUR	185,292	USD	188,264	2,972
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,745	USD	256,722	3,977
9/20/2017	Bank of America Merrill Lynch	164,337	EUR	185,262	USD	188,264	3,002
9/20/2017	Bank of America Merrill Lynch	164,337	EUR	185,221	USD	188,264	3,043
9/20/2017	Bank of America Merrill Lynch	164,337	EUR	185,279	USD	188,264	2,985
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,571	USD	256,722	4,151
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,467	USD	256,722	4,255
9/20/2017	Bank of America Merrill Lynch	164,337	EUR	185,134	USD	188,264	3,130
9/20/2017	Bank of America Merrill Lynch	164,337	EUR	185,155	USD	188,264	3,109
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,478	USD	256,722	4,244
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,479	USD	256,722	4,243
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,474	USD	256,722	4,248

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,485	USD	$256,722	$4,237
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,415	USD	256,722	4,307
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,431	USD	256,722	4,291
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,351	USD	256,722	4,371
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,409	USD	256,722	4,313
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,403	USD	256,722	4,319
9/20/2017	Bank of America Merrill Lynch	224,095	EUR	252,340	USD	256,722	4,382
9/20/2017	Bank of America Merrill Lynch	184,207	EUR	207,449	USD	211,027	3,578
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,327	USD	125,364	2,037
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,305	USD	125,364	2,059
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,337	USD	125,364	2,027
9/20/2017	Bank of America Merrill Lynch	109,433	EUR	123,345	USD	125,365	2,020
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,328	USD	125,364	2,036
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,339	USD	125,363	2,024
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,349	USD	125,364	2,015
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,371	USD	125,364	1,993
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,364	USD	125,363	1,999
9/20/2017	Bank of America Merrill Lynch	80,249	EUR	90,491	USD	91,933	1,442
9/20/2017	Bank of America Merrill Lynch	80,249	EUR	90,482	USD	91,933	1,451
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,422	USD	125,364	1,942
9/20/2017	Bank of America Merrill Lynch	80,249	EUR	90,467	USD	91,933	1,466
9/20/2017	Bank of America Merrill Lynch	80,249	EUR	90,447	USD	91,933	1,486
9/20/2017	Bank of America Merrill Lynch	80,249	EUR	90,476	USD	91,933	1,457
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,336	USD	125,363	2,027
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,286	USD	125,364	2,078
9/20/2017	Bank of America Merrill Lynch	80,249	EUR	90,405	USD	91,933	1,528
9/20/2017	Bank of America Merrill Lynch	80,249	EUR	90,415	USD	91,933	1,518
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,291	USD	125,364	2,073
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,292	USD	125,364	2,072
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,289	USD	125,363	2,074
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,295	USD	125,364	2,069
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,260	USD	125,363	2,103
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,268	USD	125,363	2,095
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,229	USD	125,364	2,135
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,258	USD	125,364	2,106
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,254	USD	125,363	2,109
9/20/2017	Bank of America Merrill Lynch	109,431	EUR	123,224	USD	125,364	2,140
9/20/2017	Bank of America Merrill Lynch	89,973	EUR	101,325	USD	103,073	1,748
9/20/2017	Bank of America Merrill Lynch	251,205	EUR	283,321	USD	287,779	4,458
9/20/2017	Bank of America Merrill Lynch	143,574	EUR	161,883	USD	164,478	2,595
9/20/2017	Bank of America Merrill Lynch	54,664	EUR	61,246	USD	62,623	1,377
9/20/2017	Bank of America Merrill Lynch	184,203	EUR	206,382	USD	211,022	4,640
9/20/2017	Bank of America Merrill Lynch	127,000	EUR	142,382	USD	145,491	3,109
9/20/2017	Bank of America Merrill Lynch	265,201	EUR	297,274	USD	303,813	6,539
9/20/2017	Bank of America Merrill Lynch	265,201	EUR	297,282	USD	303,813	6,531
9/20/2017	Bank of America Merrill Lynch	224,800	EUR	252,027	USD	257,530	5,503
9/20/2017	Bank of America Merrill Lynch	54,684	EUR	61,297	USD	62,646	1,349
9/20/2017	Bank of America Merrill Lynch	54,684	EUR	61,299	USD	62,646	1,347
9/20/2017	Bank of America Merrill Lynch	46,356	EUR	51,970	USD	53,105	1,135
9/20/2017	Bank of America Merrill Lynch	11,965	EUR	13,387	USD	13,707	320
9/20/2017	Bank of America Merrill Lynch	6,702	EUR	7,499	USD	7,678	179
9/20/2017	Bank of America Merrill Lynch	61,419	EUR	68,841	USD	70,361	1,520

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	49,000	EUR	55,066	USD	$56,134	$1,068
9/20/2017	Bank of America Merrill Lynch	206,000	EUR	234,964	USD	235,993	1,029
9/20/2017	Bank of America Merrill Lynch	119,693	EUR	137,146	USD	137,120	(26)
9/20/2017	Bank of America Merrill Lynch	250,000	EUR	286,690	USD	286,399	(291)
9/20/2017	Bank of America Merrill Lynch	285,689	EUR	327,420	USD	327,284	(136)
9/20/2017	Bank of America Merrill Lynch	196,504	GBP	256,446	USD	255,910	(536)
9/20/2017	Bank of America Merrill Lynch	196,504	GBP	256,391	USD	255,910	(481)
9/20/2017	Bank of America Merrill Lynch	50,689	GBP	66,135	USD	66,013	(122)
9/20/2017	Bank of America Merrill Lynch	72,972	GBP	95,231	USD	95,032	(199)
9/20/2017	Bank of America Merrill Lynch	72,972	GBP	95,211	USD	95,032	(179)
9/20/2017	Bank of America Merrill Lynch	18,826	GBP	24,563	USD	24,517	(46)
9/20/2017	Bank of America Merrill Lynch	109,975	GBP	140,611	USD	143,222	2,611
9/20/2017	Bank of America Merrill Lynch	109,975	GBP	140,588	USD	143,222	2,634
9/20/2017	Bank of America Merrill Lynch	109,992	GBP	140,626	USD	143,244	2,618
9/20/2017	Bank of America Merrill Lynch	109,977	GBP	140,603	USD	143,224	2,621
9/20/2017	Bank of America Merrill Lynch	75,900	GBP	97,031	USD	98,845	1,814
9/20/2017	Bank of America Merrill Lynch	54,000	GBP	68,983	USD	70,325	1,342
9/20/2017	Bank of America Merrill Lynch	100,000	GBP	128,130	USD	130,231	2,101
9/20/2017	Bank of America Merrill Lynch	23,471	GBP	29,873	USD	30,567	694
9/20/2017	Bank of America Merrill Lynch	23,471	GBP	29,873	USD	30,567	694
9/20/2017	Bank of America Merrill Lynch	14,189	GBP	18,059	USD	18,479	420
9/20/2017	Bank of America Merrill Lynch	211,178	GBP	268,780	USD	275,020	6,240
9/20/2017	Bank of America Merrill Lynch	211,178	GBP	268,776	USD	275,020	6,244
9/20/2017	Bank of America Merrill Lynch	127,667	GBP	162,485	USD	166,263	3,778
9/20/2017	Bank of America Merrill Lynch	126,811	GBP	163,033	USD	165,148	2,115
9/20/2017	Bank of America Merrill Lynch	7,258	GBP	9,334	USD	9,452	118
9/20/2017	Bank of America Merrill Lynch	179,524	GBP	230,803	USD	233,796	2,993
9/20/2017	Bank of America Merrill Lynch	10,273	GBP	13,212	USD	13,379	167
9/20/2017	Bank of America Merrill Lynch	101,000	GBP	131,207	USD	131,534	327
9/20/2017	Bank of America Merrill Lynch	194,050	GBP	251,963	USD	252,714	751
9/20/2017	Bank of America Merrill Lynch	194,050	GBP	252,031	USD	252,714	683
9/20/2017	Bank of America Merrill Lynch	194,049	GBP	252,022	USD	252,712	690
9/20/2017	Bank of America Merrill Lynch	59,193	GBP	76,870	USD	77,088	218
9/20/2017	Bank of America Merrill Lynch	48,718	GBP	63,257	USD	63,446	189
9/20/2017	Bank of America Merrill Lynch	48,718	GBP	63,275	USD	63,446	171
9/20/2017	Bank of America Merrill Lynch	48,719	GBP	63,274	USD	63,447	173
9/20/2017	Bank of America Merrill Lynch	14,861	GBP	19,299	USD	19,354	55
9/20/2017	Bank of America Merrill Lynch	59,000	GBP	76,933	USD	76,837	(96)
9/20/2017	Bank of America Merrill Lynch	32,507,569	HUF	118,741	USD	120,368	1,627
9/20/2017	Bank of America Merrill Lynch	13,978,493	HUF	51,067	USD	51,759	692
9/20/2017	Bank of America Merrill Lynch	17,650,904	HUF	64,764	USD	65,357	593
9/20/2017	Bank of America Merrill Lynch	719,937	HUF	2,642	USD	2,666	24
6/21/2017	Bank of America Merrill Lynch	187,953,753	HUF	695,069	USD	695,947	878
9/20/2017	Bank of America Merrill Lynch	31,643,805	HUF	115,206	USD	117,169	1,963
9/20/2017	Bank of America Merrill Lynch	18,263,166	HUF	66,496	USD	67,624	1,128
9/20/2017	Bank of America Merrill Lynch	1,008,661	HUF	3,678	USD	3,735	57
9/20/2017	Bank of America Merrill Lynch	41,597,041	HUF	152,216	USD	154,024	1,808
9/20/2017	Bank of America Merrill Lynch	2,159,627	HUF	7,839	USD	7,997	158
9/20/2017	Bank of America Merrill Lynch	2,930,497	HUF	10,603	USD	10,851	248
9/20/2017	Bank of America Merrill Lynch	1,652,591	HUF	5,992	USD	6,119	127
9/20/2017	Bank of America Merrill Lynch	2,884,295	HUF	10,456	USD	10,680	224
9/20/2017	Bank of America Merrill Lynch	1,793,232	HUF	6,608	USD	6,640	32

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	31,781,384	HUF	117,257	USD	$117,679	$422
9/20/2017	Bank of America Merrill Lynch	8,190,040	HUF	30,226	USD	30,326	100
9/20/2017	Bank of America Merrill Lynch	45,887,153	HUF	169,755	USD	169,909	154
9/20/2017	Bank of America Merrill Lynch	8,866,064	ILS	2,518,262	USD	2,549,049	30,787
9/20/2017	Bank of America Merrill Lynch	33,237	ILS	9,458	USD	9,556	98
9/20/2017	Bank of America Merrill Lynch	50,770	ILS	14,487	USD	14,597	110
9/20/2017	Bank of America Merrill Lynch	19,249	ILS	5,479	USD	5,534	55
9/20/2017	Bank of America Merrill Lynch	42,946	ILS	12,192	USD	12,347	155
9/20/2017	Bank of America Merrill Lynch	51,134	ILS	14,484	USD	14,701	217
9/20/2017	Bank of America Merrill Lynch	27,724	ILS	7,869	USD	7,971	102
9/20/2017	Bank of America Merrill Lynch	72,382	ILS	20,542	USD	20,810	268
9/20/2017	Bank of America Merrill Lynch	82,311	ILS	23,467	USD	23,665	198
9/20/2017	Bank of America Merrill Lynch	726,909,130	INR	11,196,654	USD	11,125,341	(71,313)
9/20/2017	Bank of America Merrill Lynch	1,635,486	INR	25,130	USD	25,031	(99)
9/20/2017	Bank of America Merrill Lynch	2,805,084	INR	43,001	USD	42,932	(69)
9/20/2017	Bank of America Merrill Lynch	3,611,752	INR	55,521	USD	55,278	(243)
9/20/2017	Bank of America Merrill Lynch	6,977,936	INR	107,017	USD	106,797	(220)
9/20/2017	Bank of America Merrill Lynch	3,210,148	INR	49,308	USD	49,131	(177)
9/20/2017	Bank of America Merrill Lynch	6,297,995	INR	96,733	USD	96,391	(342)
9/20/2017	Bank of America Merrill Lynch	914,337	INR	14,024	USD	13,994	(30)
9/20/2017	Bank of America Merrill Lynch	29,707,613	JPY	271,108	USD	265,368	(5,740)
9/20/2017	Bank of America Merrill Lynch	26,890,494	JPY	245,576	USD	240,203	(5,373)
9/20/2017	Bank of America Merrill Lynch	26,890,494	JPY	245,431	USD	240,203	(5,228)
9/20/2017	Bank of America Merrill Lynch	26,890,494	JPY	245,478	USD	240,203	(5,275)
9/20/2017	Bank of America Merrill Lynch	26,890,494	JPY	245,444	USD	240,203	(5,241)
9/20/2017	Bank of America Merrill Lynch	26,890,495	JPY	245,427	USD	240,203	(5,224)
9/20/2017	Bank of America Merrill Lynch	26,890,495	JPY	245,411	USD	240,203	(5,208)
9/20/2017	Bank of America Merrill Lynch	26,890,495	JPY	245,379	USD	240,203	(5,176)
9/20/2017	Bank of America Merrill Lynch	26,890,495	JPY	245,421	USD	240,203	(5,218)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,992	USD	264,224	(5,768)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,952	USD	264,224	(5,728)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,942	USD	264,224	(5,718)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,897	USD	264,224	(5,674)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,936	USD	264,224	(5,712)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,888	USD	264,224	(5,664)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,820	USD	264,224	(5,596)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,672	USD	264,224	(5,448)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,656	USD	264,224	(5,432)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,535	USD	264,224	(5,311)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,563	USD	264,224	(5,339)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,655	USD	264,224	(5,431)
9/20/2017	Bank of America Merrill Lynch	29,579,544	JPY	269,645	USD	264,224	(5,421)
9/20/2017	Bank of America Merrill Lynch	14,006,189	JPY	127,675	USD	125,112	(2,563)
9/20/2017	Bank of America Merrill Lynch	511,935	JPY	4,689	USD	4,573	(116)
9/20/2017	Bank of America Merrill Lynch	17,666,714	JPY	161,940	USD	157,811	(4,129)
9/20/2017	Bank of America Merrill Lynch	6,877,394	JPY	63,041	USD	61,433	(1,608)
9/20/2017	Bank of America Merrill Lynch	7,515,167	JPY	67,917	USD	67,130	(787)
9/20/2017	Bank of America Merrill Lynch	5,010,111	JPY	45,253	USD	44,753	(500)
9/20/2017	Bank of America Merrill Lynch	4,232,386	JPY	38,230	USD	37,807	(423)
9/20/2017	Bank of America Merrill Lynch	23,302,944	JPY	210,596	USD	208,157	(2,439)
9/20/2017	Bank of America Merrill Lynch	15,535,297	JPY	140,321	USD	138,771	(1,550)
9/20/2017	Bank of America Merrill Lynch	13,123,732	JPY	118,543	USD	117,230	(1,313)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	16,050,552	JPY	144,269	USD	$143,374	$(895)
9/20/2017	Bank of America Merrill Lynch	16,050,552	JPY	144,269	USD	143,374	(895)
9/20/2017	Bank of America Merrill Lynch	24,075,828	JPY	216,414	USD	215,061	(1,353)
9/20/2017	Bank of America Merrill Lynch	685,655	JPY	6,164	USD	6,125	(39)
9/20/2017	Bank of America Merrill Lynch	28,763,862	JPY	259,349	USD	256,937	(2,412)
9/20/2017	Bank of America Merrill Lynch	28,763,862	JPY	259,314	USD	256,937	(2,377)
9/20/2017	Bank of America Merrill Lynch	16,772,714	JPY	151,212	USD	149,825	(1,387)
9/20/2017	Bank of America Merrill Lynch	11,858,133,887	KRW	10,563,192	USD	10,377,077	(186,115)
9/20/2017	Bank of America Merrill Lynch	4,485,867	KRW	4,010	USD	3,926	(84)
9/20/2017	Bank of America Merrill Lynch	93,229,864	KRW	82,312	USD	81,586	(726)
9/20/2017	Bank of America Merrill Lynch	144,749,488	KRW	126,732	USD	126,671	(61)
9/20/2017	Bank of America Merrill Lynch	35,956,342	KRW	31,740	USD	31,466	(274)
9/20/2017	Bank of America Merrill Lynch	115,832,269	KRW	101,536	USD	101,365	(171)
9/20/2017	Bank of America Merrill Lynch	258,319	MYR	60,535	USD	59,967	(568)
9/20/2017	Bank of America Merrill Lynch	128,724	MYR	30,157	USD	29,883	(274)
9/20/2017	Bank of America Merrill Lynch	262,581	MYR	61,640	USD	60,957	(683)
9/20/2017	Bank of America Merrill Lynch	262,360	MYR	61,640	USD	60,905	(735)
9/20/2017	Bank of America Merrill Lynch	262,409	MYR	61,640	USD	60,917	(723)
9/20/2017	Bank of America Merrill Lynch	234,841	MYR	55,194	USD	54,517	(677)
9/20/2017	Bank of America Merrill Lynch	262,029	MYR	61,624	USD	60,828	(796)
9/20/2017	Bank of America Merrill Lynch	262,029	MYR	61,624	USD	60,828	(796)
9/20/2017	Bank of America Merrill Lynch	262,123	MYR	61,623	USD	60,850	(773)
9/20/2017	Bank of America Merrill Lynch	214,350	MYR	50,418	USD	49,760	(658)
9/20/2017	Bank of America Merrill Lynch	254,720	MYR	59,403	USD	59,132	(271)
9/20/2017	Bank of America Merrill Lynch	13,549	MYR	3,160	USD	3,145	(15)
9/20/2017	Bank of America Merrill Lynch	13,329	NOK	1,578	USD	1,594	16
9/20/2017	Bank of America Merrill Lynch	823,826	NOK	97,850	USD	98,508	658
9/20/2017	Bank of America Merrill Lynch	823,826	NOK	97,861	USD	98,508	647
9/20/2017	Bank of America Merrill Lynch	823,826	NOK	97,857	USD	98,508	651
9/20/2017	Bank of America Merrill Lynch	604,140	NOK	71,763	USD	72,239	476
9/20/2017	Bank of America Merrill Lynch	604,140	NOK	71,804	USD	72,239	435
9/20/2017	Bank of America Merrill Lynch	604,140	NOK	71,817	USD	72,239	422
9/20/2017	Bank of America Merrill Lynch	604,140	NOK	71,846	USD	72,239	393
9/20/2017	Bank of America Merrill Lynch	604,140	NOK	71,836	USD	72,239	403
9/20/2017	Bank of America Merrill Lynch	345,725	NOK	41,102	USD	41,340	238
9/20/2017	Bank of America Merrill Lynch	915,096	NOK	108,691	USD	109,421	730
9/20/2017	Bank of America Merrill Lynch	915,096	NOK	108,703	USD	109,421	718
9/20/2017	Bank of America Merrill Lynch	915,096	NOK	108,699	USD	109,422	723
9/20/2017	Bank of America Merrill Lynch	671,070	NOK	79,713	USD	80,242	529
9/20/2017	Bank of America Merrill Lynch	671,070	NOK	79,759	USD	80,242	483
9/20/2017	Bank of America Merrill Lynch	671,070	NOK	79,773	USD	80,242	469
9/20/2017	Bank of America Merrill Lynch	671,070	NOK	79,806	USD	80,242	436
9/20/2017	Bank of America Merrill Lynch	671,070	NOK	79,794	USD	80,242	448
9/20/2017	Bank of America Merrill Lynch	384,038	NOK	45,656	USD	45,921	265
9/20/2017	Bank of America Merrill Lynch	70,593	NOK	8,417	USD	8,441	24
9/20/2017	Bank of America Merrill Lynch	1,057,785	NOK	124,763	USD	126,483	1,720
9/20/2017	Bank of America Merrill Lynch	646,046	NOK	76,235	USD	77,250	1,015
9/20/2017	Bank of America Merrill Lynch	540,741	NOK	63,935	USD	64,658	723
9/20/2017	Bank of America Merrill Lynch	2,119,293	NOK	251,532	USD	253,412	1,880
9/20/2017	Bank of America Merrill Lynch	1,081,403	NOK	127,250	USD	129,307	2,057
9/20/2017	Bank of America Merrill Lynch	46,465	NOK	5,480	USD	5,556	76
9/20/2017	Bank of America Merrill Lynch	107,484	NOK	12,711	USD	12,852	141

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	1,183,384	NOK	140,469	USD	$141,502	$1,033
9/20/2017	Bank of America Merrill Lynch	209,909	NOK	25,082	USD	25,100	18
9/20/2017	Bank of America Merrill Lynch	1,029,467	NOK	122,975	USD	123,097	122
9/20/2017	Bank of America Merrill Lynch	411,737	NOK	49,182	USD	49,233	51
9/20/2017	Bank of America Merrill Lynch	303,709	NZD	222,227	USD	222,040	(187)
9/20/2017	Bank of America Merrill Lynch	175,371	NZD	128,321	USD	128,213	(108)
9/20/2017	Bank of America Merrill Lynch	147,418	NZD	106,274	USD	107,776	1,502
9/20/2017	Bank of America Merrill Lynch	307,887	NZD	222,331	USD	225,094	2,763
9/20/2017	Bank of America Merrill Lynch	3,331	NZD	2,405	USD	2,435	30
9/20/2017	Bank of America Merrill Lynch	374,804	NZD	269,917	USD	274,017	4,100
9/20/2017	Bank of America Merrill Lynch	74,753	NZD	53,836	USD	54,651	815
9/20/2017	Bank of America Merrill Lynch	80,195	NZD	57,753	USD	58,630	877
9/20/2017	Bank of America Merrill Lynch	15,995	NZD	11,519	USD	11,694	175
9/20/2017	Bank of America Merrill Lynch	323,367	NZD	235,087	USD	236,411	1,324
9/20/2017	Bank of America Merrill Lynch	17,940	NZD	13,042	USD	13,116	74
9/20/2017	Bank of America Merrill Lynch	30,490	NZD	22,003	USD	22,291	288
9/20/2017	Bank of America Merrill Lynch	340,092	NZD	245,422	USD	248,639	3,217
9/20/2017	Bank of America Merrill Lynch	426,586	NZD	307,988	USD	311,874	3,886
9/20/2017	Bank of America Merrill Lynch	131,532	NZD	94,961	USD	96,162	1,201
9/20/2017	Bank of America Merrill Lynch	258,024	NZD	186,774	USD	188,639	1,865
9/20/2017	Bank of America Merrill Lynch	195,283	NZD	141,558	USD	142,770	1,212
9/20/2017	Bank of America Merrill Lynch	110,461	NZD	80,338	USD	80,757	419
9/20/2017	Bank of America Merrill Lynch	257,418	NZD	187,343	USD	188,196	853
9/20/2017	Bank of America Merrill Lynch	13,922	NZD	10,122	USD	10,178	56
9/20/2017	Bank of America Merrill Lynch	392,163	NZD	285,146	USD	286,707	1,561
9/20/2017	Bank of America Merrill Lynch	464,484	NZD	339,567	USD	339,581	14
9/20/2017	Bank of America Merrill Lynch	5,565,997	PHP	112,125	USD	109,856	(2,269)
9/20/2017	Bank of America Merrill Lynch	783,349	PHP	15,753	USD	15,461	(292)
9/20/2017	Bank of America Merrill Lynch	915,226	PHP	18,415	USD	18,064	(351)
9/20/2017	Bank of America Merrill Lynch	270,006	PHP	5,380	USD	5,329	(51)
9/20/2017	Bank of America Merrill Lynch	2,248,870	PHP	44,919	USD	44,386	(533)
9/20/2017	Bank of America Merrill Lynch	88,049	PHP	1,737	USD	1,738	1
9/20/2017	Bank of America Merrill Lynch	265,541	PHP	5,260	USD	5,241	(19)
9/20/2017	Bank of America Merrill Lynch	2,281,554	PHP	44,978	USD	45,031	53
9/20/2017	Bank of America Merrill Lynch	10,200,919	PLN	2,726,232	USD	2,749,853	23,621
9/20/2017	Bank of America Merrill Lynch	33,011	PLN	8,830	USD	8,899	69
9/20/2017	Bank of America Merrill Lynch	23,667	PLN	6,244	USD	6,380	136
9/20/2017	Bank of America Merrill Lynch	60,769	PLN	16,128	USD	16,382	254
9/20/2017	Bank of America Merrill Lynch	76,848	PLN	20,621	USD	20,716	95
9/20/2017	Bank of America Merrill Lynch	234,792,644	RUB	4,047,709	USD	3,893,612	(154,097)
9/20/2017	Bank of America Merrill Lynch	1,329,657	RUB	22,919	USD	22,050	(869)
9/20/2017	Bank of America Merrill Lynch	1,536,782	RUB	26,183	USD	25,485	(698)
9/20/2017	Bank of America Merrill Lynch	1,198,552	RUB	20,466	USD	19,876	(590)
9/20/2017	Bank of America Merrill Lynch	2,247,469	RUB	37,274	USD	37,270	(4)
9/20/2017	Bank of America Merrill Lynch	3,286,061	RUB	54,230	USD	54,493	263
9/20/2017	Bank of America Merrill Lynch	927,851	RUB	15,424	USD	15,387	(37)
9/20/2017	Bank of America Merrill Lynch	1,883,042	SEK	223,367	USD	224,318	951
9/20/2017	Bank of America Merrill Lynch	6,022	SEK	695	USD	717	22
9/20/2017	Bank of America Merrill Lynch	11,169	SEK	1,291	USD	1,331	40
9/20/2017	Bank of America Merrill Lynch	12,471	SEK	1,443	USD	1,486	43
9/20/2017	Bank of America Merrill Lynch	773,861	SEK	89,369	USD	92,186	2,817
9/20/2017	Bank of America Merrill Lynch	1,305,306	SEK	150,072	USD	155,494	5,422

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	51,548	SEK	5,946	USD	$6,141	$195
9/20/2017	Bank of America Merrill Lynch	110,365	SEK	12,748	USD	13,147	399
9/20/2017	Bank of America Merrill Lynch	2,102,897	SEK	243,044	USD	250,507	7,463
9/20/2017	Bank of America Merrill Lynch	1,746,631	SEK	201,170	USD	208,067	6,897
9/20/2017	Bank of America Merrill Lynch	1,828,973	SEK	209,515	USD	217,876	8,361
9/20/2017	Bank of America Merrill Lynch	161,639	SEK	18,511	USD	19,255	744
9/20/2017	Bank of America Merrill Lynch	155,574	SEK	17,891	USD	18,533	642
9/20/2017	Bank of America Merrill Lynch	3,889	SEK	447	USD	463	16
9/20/2017	Bank of America Merrill Lynch	1,582,197	SEK	181,687	USD	188,479	6,792
9/20/2017	Bank of America Merrill Lynch	2,042	SEK	236	USD	243	7
9/20/2017	Bank of America Merrill Lynch	67,818	SEK	7,927	USD	8,079	152
9/20/2017	Bank of America Merrill Lynch	227,289	SEK	26,558	USD	27,076	518
9/20/2017	Bank of America Merrill Lynch	2,022,725	SEK	238,841	USD	240,957	2,116
9/20/2017	Bank of America Merrill Lynch	1,990,631	SEK	236,511	USD	237,134	623
9/20/2017	Bank of America Merrill Lynch	1,792	SGD	1,298	USD	1,303	5
9/20/2017	Bank of America Merrill Lynch	115	SGD	83	USD	83	—
9/20/2017	Bank of America Merrill Lynch	5,139	SGD	3,725	USD	3,738	13
9/20/2017	Bank of America Merrill Lynch	1,963	SGD	1,427	USD	1,427	—
9/20/2017	Bank of America Merrill Lynch	163,826	SGD	118,400	USD	119,142	742
9/20/2017	Bank of America Merrill Lynch	163,793	SGD	118,400	USD	119,118	718
9/20/2017	Bank of America Merrill Lynch	111,140	SGD	80,343	USD	80,826	483
9/20/2017	Bank of America Merrill Lynch	210,980	SGD	152,994	USD	153,434	440
9/20/2017	Bank of America Merrill Lynch	428,573	SGD	309,641	USD	311,677	2,036
9/20/2017	Bank of America Merrill Lynch	11,784	SGD	8,513	USD	8,570	57
9/20/2017	Bank of America Merrill Lynch	428,570	SGD	308,886	USD	311,675	2,789
9/20/2017	Bank of America Merrill Lynch	16,622	SGD	11,977	USD	12,088	111
9/20/2017	Bank of America Merrill Lynch	1,733	SGD	1,249	USD	1,260	11
9/20/2017	Bank of America Merrill Lynch	3,627	SGD	2,621	USD	2,638	17
9/20/2017	Bank of America Merrill Lynch	402,489	SGD	291,916	USD	292,708	792
9/20/2017	Bank of America Merrill Lynch	32,744	SGD	23,750	USD	23,813	63
9/20/2017	Bank of America Merrill Lynch	15,519	TRY	4,303	USD	4,303	—
9/20/2017	Bank of America Merrill Lynch	462,437	TRY	128,028	USD	128,217	189
9/20/2017	Bank of America Merrill Lynch	462,110	TRY	128,028	USD	128,127	99
9/20/2017	Bank of America Merrill Lynch	125,451	TRY	34,746	USD	34,783	37
9/20/2017	Bank of America Merrill Lynch	426,290	TRY	118,428	USD	118,195	(233)
9/20/2017	Bank of America Merrill Lynch	54,114	TRY	15,033	USD	15,004	(29)
9/20/2017	Bank of America Merrill Lynch	1,052,431	TRY	292,398	USD	291,801	(597)
9/20/2017	Bank of America Merrill Lynch	7,551	TRY	2,094	USD	2,094	—
9/20/2017	Bank of America Merrill Lynch	306,739	TRY	84,758	USD	85,048	290
9/20/2017	Bank of America Merrill Lynch	634,632	TRY	176,846	USD	175,961	(885)
9/20/2017	Bank of America Merrill Lynch	59,835	TWD	1,993	USD	1,973	(20)
9/20/2017	Bank of America Merrill Lynch	142,492,173	TWD	4,724,541	USD	4,698,501	(26,040)
9/20/2017	Bank of America Merrill Lynch	440,582	TWD	14,653	USD	14,528	(125)
9/20/2017	Bank of America Merrill Lynch	1,295,408	TWD	42,969	USD	42,715	(254)
9/20/2017	Bank of America Merrill Lynch	1,275,692	TWD	41,967	USD	42,064	97
9/20/2017	Bank of America Merrill Lynch	1,185,661	TWD	39,083	USD	39,096	13
9/20/2017	Bank of America Merrill Lynch	2,054,991	TWD	67,442	USD	67,761	319
9/20/2017	Bank of America Merrill Lynch	1,140,860	TWD	37,554	USD	37,618	64
9/20/2017	Bank of America Merrill Lynch	1,278,351	TWD	42,265	USD	42,152	(113)
9/20/2017	Bank of America Merrill Lynch	1,599,246	TWD	52,613	USD	52,733	120
9/20/2017	Bank of America Merrill Lynch	367,217	TWD	12,085	USD	12,109	24
9/20/2017	Bank of America Merrill Lynch	34,769	ZAR	2,661	USD	2,617	(44)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy (Continued):
9/20/2017	Bank of America Merrill Lynch	235,741	ZAR	18,082	USD	$17,742	$(340)
9/20/2017	Bank of America Merrill Lynch	37,241,010	ZAR	2,865,579	USD	2,802,732	(62,847)
9/20/2017	Bank of America Merrill Lynch	243,052	ZAR	18,709	USD	18,292	(417)
9/20/2017	Bank of America Merrill Lynch	237,359	ZAR	17,929	USD	17,863	(66)
9/20/2017	Bank of America Merrill Lynch	91,217	ZAR	6,958	USD	6,865	(93)
9/20/2017	Bank of America Merrill Lynch	215,186	ZAR	16,468	USD	16,195	(273)
9/20/2017	Bank of America Merrill Lynch	538,355	ZAR	40,748	USD	40,516	(232)
9/20/2017	Bank of America Merrill Lynch	98,445	ZAR	7,435	USD	7,409	(26)
							778,948

To Sell:
7/3/2017	Bank of America Merrill Lynch	10,000	AUD	7,682	USD	7,670	12
7/3/2017	Bank of America Merrill Lynch	377,607	AUD	289,307	USD	289,632	(325)
7/3/2017	Bank of America Merrill Lynch	161,440	AUD	123,660	USD	123,828	(168)
7/3/2017	Bank of America Merrill Lynch	45,728	AUD	35,035	USD	35,074	(39)
7/3/2017	Bank of America Merrill Lynch	19,551	AUD	14,976	USD	14,996	(20)
7/3/2017	Bank of America Merrill Lynch	78,948	AUD	60,512	USD	60,555	(43)
7/3/2017	Bank of America Merrill Lynch	21,304	AUD	16,341	USD	16,340	1
7/3/2017	Bank of America Merrill Lynch	120,395	AUD	92,313	USD	92,345	(32)
7/3/2017	Bank of America Merrill Lynch	11,328	AUD	8,693	USD	8,689	4
7/3/2017	Bank of America Merrill Lynch	20,964	AUD	16,096	USD	16,080	16
7/3/2017	Bank of America Merrill Lynch	7,648	AUD	5,872	USD	5,866	6
7/3/2017	Bank of America Merrill Lynch	39,413	AUD	30,243	USD	30,231	12
7/3/2017	Bank of America Merrill Lynch	250,000	CHF	29,281,663	JPY	261,110	(992)
7/3/2017	Bank of America Merrill Lynch	120,000	CHF	125,434	USD	125,333	101
7/3/2017	Bank of America Merrill Lynch	12,215,376	CNH	1,800,000	USD	1,801,115	(1,115)
7/3/2017	Bank of America Merrill Lynch	140,000	EUR	159,988	USD	159,704	284
7/3/2017	Bank of America Merrill Lynch	285,689	EUR	326,080	USD	325,898	182
7/3/2017	Bank of America Merrill Lynch	119,693	EUR	136,584	USD	136,539	45
7/3/2017	Bank of America Merrill Lynch	71,428	EUR	81,496	USD	81,481	15
7/3/2017	Bank of America Merrill Lynch	178,572	EUR	203,665	USD	203,705	(40)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,974	USD	12,991	(17)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,975	USD	12,991	(16)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,977	USD	12,991	(14)
7/3/2017	Bank of America Merrill Lynch	20,000	GBP	25,956	USD	25,982	(26)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,980	USD	12,991	(11)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,980	USD	12,991	(11)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,982	USD	12,991	(9)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,984	USD	12,991	(7)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,986	USD	12,991	(5)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,990	USD	12,991	(1)
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,993	USD	12,991	2
7/3/2017	Bank of America Merrill Lynch	10,000	GBP	12,993	USD	12,991	2
7/3/2017	Bank of America Merrill Lynch	194,050	GBP	251,367	USD	252,088	(721)
7/3/2017	Bank of America Merrill Lynch	194,050	GBP	251,435	USD	252,088	(653)
7/3/2017	Bank of America Merrill Lynch	194,049	GBP	251,425	USD	252,086	(661)
7/3/2017	Bank of America Merrill Lynch	59,193	GBP	76,689	USD	76,897	(208)
7/3/2017	Bank of America Merrill Lynch	48,718	GBP	63,108	USD	63,289	(181)
7/3/2017	Bank of America Merrill Lynch	48,718	GBP	63,125	USD	63,289	(164)
7/3/2017	Bank of America Merrill Lynch	48,719	GBP	63,124	USD	63,290	(166)
7/3/2017	Bank of America Merrill Lynch	14,861	GBP	19,254	USD	19,306	(52)
7/3/2017	Bank of America Merrill Lynch	17,193,905	JPY	200,000	AUD	153,046	526

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
7/3/2017	Bank of America Merrill Lynch	7,792,919	JPY	90,909	AUD	$69,366	$439
7/3/2017	Bank of America Merrill Lynch	9,357,021	JPY	109,091	AUD	83,289	478
7/3/2017	Bank of America Merrill Lynch	32,770,963	JPY	400,000	NZD	291,701	279
7/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,912	USD	8,901	11
7/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,907	USD	8,901	6
7/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,902	USD	8,901	1
7/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,776	USD	17,802	(26)
7/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,764	USD	17,802	(38)
7/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,763	USD	17,803	(40)
7/3/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,879	USD	8,901	(22)
7/3/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,712	USD	17,802	(90)
7/3/2017	Bank of America Merrill Lynch	117,044,985	JPY	1,042,648	USD	1,041,839	809
7/3/2017	Bank of America Merrill Lynch	11,783,680	JPY	104,970	USD	104,889	81
7/3/2017	Bank of America Merrill Lynch	120,000	MXN	6,675	USD	6,626	49
7/3/2017	Bank of America Merrill Lynch	300,000	MXN	16,670	USD	16,566	104
7/3/2017	Bank of America Merrill Lynch	290,000	MXN	16,102	USD	16,014	88
7/3/2017	Bank of America Merrill Lynch	140,000	MXN	7,770	USD	7,731	39
7/3/2017	Bank of America Merrill Lynch	70,000	MXN	3,883	USD	3,865	18
7/3/2017	Bank of America Merrill Lynch	170,000	MXN	9,430	USD	9,388	42
7/3/2017	Bank of America Merrill Lynch	130,000	MXN	7,198	USD	7,179	19
7/3/2017	Bank of America Merrill Lynch	190,000	MXN	10,517	USD	10,492	25
7/3/2017	Bank of America Merrill Lynch	210,000	MXN	11,617	USD	11,597	20
7/3/2017	Bank of America Merrill Lynch	260,000	MXN	14,372	USD	14,357	15
7/3/2017	Bank of America Merrill Lynch	140,000	MXN	7,738	USD	7,731	7
7/3/2017	Bank of America Merrill Lynch	70,000	NOK	8,363	USD	8,357	6
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,973	USD	5,969	4
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,970	USD	5,969	1
7/3/2017	Bank of America Merrill Lynch	40,000	NOK	4,775	USD	4,775	—
7/3/2017	Bank of America Merrill Lynch	40,000	NOK	4,772	USD	4,776	(4)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,963	USD	5,969	(6)
7/3/2017	Bank of America Merrill Lynch	80,000	NOK	9,540	USD	9,551	(11)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,962	USD	5,969	(7)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,962	USD	5,970	(8)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,956	USD	5,969	(13)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,956	USD	5,969	(13)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,955	USD	5,969	(14)
7/3/2017	Bank of America Merrill Lynch	40,000	NOK	4,764	USD	4,775	(11)
7/3/2017	Bank of America Merrill Lynch	70,000	NOK	8,337	USD	8,357	(20)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,952	USD	5,970	(18)
7/3/2017	Bank of America Merrill Lynch	90,000	NOK	10,713	USD	10,745	(32)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,950	USD	5,969	(19)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,949	USD	5,970	(21)
7/3/2017	Bank of America Merrill Lynch	40,000	NOK	4,759	USD	4,776	(17)
7/3/2017	Bank of America Merrill Lynch	60,000	NOK	7,137	USD	7,163	(26)
7/3/2017	Bank of America Merrill Lynch	40,000	NOK	4,758	USD	4,775	(17)
7/3/2017	Bank of America Merrill Lynch	110,000	NOK	13,081	USD	13,133	(52)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,944	USD	5,969	(25)
7/3/2017	Bank of America Merrill Lynch	50,000	NOK	5,941	USD	5,970	(29)
7/3/2017	Bank of America Merrill Lynch	1,307,866	NOK	156,138	USD	156,143	(5)
7/3/2017	Bank of America Merrill Lynch	90,000	NZD	65,649	USD	65,894	(246)
7/3/2017	Bank of America Merrill Lynch	464,484	NZD	340,049	USD	340,076	(27)
7/3/2017	Bank of America Merrill Lynch	570,000	SEK	67,113	USD	67,592	(479)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
7/3/2017	Bank of America Merrill Lynch	305,961	SEK	35,911	USD	$36,281	$(370)
7/3/2017	Bank of America Merrill Lynch	127,132	SEK	14,922	USD	15,076	(154)
7/3/2017	Bank of America Merrill Lynch	40,000	ZAR	3,083	USD	3,051	32
7/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,306	USD	2,288	18
7/3/2017	Bank of America Merrill Lynch	30,000	ZAR	2,303	USD	2,288	15
7/5/2017	Bank of America Merrill Lynch	430,000	AUD	330,016	USD	329,831	185
7/5/2017	Bank of America Merrill Lynch	10,000	AUD	7,692	USD	7,671	21
7/5/2017	Bank of America Merrill Lynch	325,658	AUD	250,861	USD	249,796	1,065
7/5/2017	Bank of America Merrill Lynch	257,356	AUD	198,277	USD	197,405	872
7/5/2017	Bank of America Merrill Lynch	153,351	AUD	118,129	USD	117,628	501
7/5/2017	Bank of America Merrill Lynch	121,188	AUD	93,368	USD	92,957	411
7/5/2017	Bank of America Merrill Lynch	590,000	CAD	454,812	USD	454,348	464
7/5/2017	Bank of America Merrill Lynch	77,296	BRL	23,454	USD	23,302	152
7/5/2017	Bank of America Merrill Lynch	98,775	BRL	29,953	USD	29,777	176
7/5/2017	Bank of America Merrill Lynch	319,228	BRL	96,869	USD	96,236	633
7/5/2017	Bank of America Merrill Lynch	411,746	BRL	125,057	USD	124,127	930
7/5/2017	Bank of America Merrill Lynch	493,165	BRL	149,768	USD	148,672	1,096
7/5/2017	Bank of America Merrill Lynch	493,645	BRL	149,768	USD	148,817	951
7/5/2017	Bank of America Merrill Lynch	493,648	BRL	149,769	USD	148,818	951
7/5/2017	Bank of America Merrill Lynch	987,176	BRL	299,538	USD	297,599	1,939
7/5/2017	Bank of America Merrill Lynch	87,837	BRL	26,925	USD	26,480	445
7/5/2017	Bank of America Merrill Lynch	354,698	BRL	108,580	USD	106,929	1,651
7/5/2017	Bank of America Merrill Lynch	439,523	BRL	134,629	USD	132,501	2,128
7/5/2017	Bank of America Merrill Lynch	439,725	BRL	134,629	USD	132,562	2,067
7/5/2017	Bank of America Merrill Lynch	446,170	BRL	136,711	USD	134,505	2,206
7/5/2017	Bank of America Merrill Lynch	878,343	BRL	269,257	USD	264,790	4,467
7/5/2017	Bank of America Merrill Lynch	879,558	BRL	269,258	USD	265,156	4,102
7/5/2017	Bank of America Merrill Lynch	167,631	BRL	51,520	USD	50,535	985
7/5/2017	Bank of America Merrill Lynch	238,093	BRL	73,176	USD	71,777	1,399
7/5/2017	Bank of America Merrill Lynch	238,166	BRL	73,176	USD	71,799	1,377
7/5/2017	Bank of America Merrill Lynch	476,317	BRL	146,352	USD	143,593	2,759
7/5/2017	Bank of America Merrill Lynch	475,981	BRL	146,352	USD	143,492	2,860
7/5/2017	Bank of America Merrill Lynch	99,762	BRL	30,571	USD	30,075	496
7/5/2017	Bank of America Merrill Lynch	911,613	BRL	279,396	USD	274,820	4,576
7/5/2017	Bank of America Merrill Lynch	997,718	BRL	305,711	USD	300,777	4,934
7/5/2017	Bank of America Merrill Lynch	997,321	BRL	305,711	USD	300,657	5,054
7/5/2017	Bank of America Merrill Lynch	489,344	BRL	148,705	USD	147,520	1,185
7/5/2017	Bank of America Merrill Lynch	804,046	BRL	244,146	USD	242,392	1,754
7/5/2017	Bank of America Merrill Lynch	979,163	BRL	297,410	USD	295,183	2,227
7/5/2017	Bank of America Merrill Lynch	232,139	BRL	70,407	USD	69,982	425
7/5/2017	Bank of America Merrill Lynch	20,231	BRL	6,143	USD	6,099	44
7/5/2017	Bank of America Merrill Lynch	27,311	BRL	8,303	USD	8,233	70
7/5/2017	Bank of America Merrill Lynch	14,406	BRL	4,364	USD	4,343	21
7/5/2017	Bank of America Merrill Lynch	173,814	BRL	52,572	USD	52,399	173
7/5/2017	Bank of America Merrill Lynch	380,339	BRL	114,923	USD	114,659	264
7/5/2017	Bank of America Merrill Lynch	379,995	BRL	114,923	USD	114,555	368
7/5/2017	Bank of America Merrill Lynch	81,215	BRL	24,410	USD	24,484	(74)
7/5/2017	Bank of America Merrill Lynch	3,634,322	BRL	1,099,045	USD	1,095,621	3,424
7/5/2017	Bank of America Merrill Lynch	592	BRL	179	USD	179	—
7/5/2017	Bank of America Merrill Lynch	1,283	BRL	388	USD	387	1
7/5/2017	Bank of America Merrill Lynch	5,035	BRL	1,522	USD	1,518	4
7/5/2017	Bank of America Merrill Lynch	24,555	BRL	7,422	USD	7,402	20

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
7/5/2017	Bank of America Merrill Lynch	35,162	BRL	10,629	USD	$10,600	$29
7/5/2017	Bank of America Merrill Lynch	36,623	BRL	11,070	USD	11,040	30
7/5/2017	Bank of America Merrill Lynch	47,389	BRL	14,325	USD	14,286	39
7/5/2017	Bank of America Merrill Lynch	50,796	BRL	15,354	USD	15,313	41
7/5/2017	Bank of America Merrill Lynch	54,118	BRL	16,359	USD	16,315	44
7/5/2017	Bank of America Merrill Lynch	18,463,909	BRL	5,581,255	USD	5,566,221	15,034
7/5/2017	Bank of America Merrill Lynch	400,000	CAD	34,516,759	JPY	308,032	(1,383)
7/5/2017	Bank of America Merrill Lynch	249,257	CAD	191,915	USD	191,948	(33)
7/5/2017	Bank of America Merrill Lynch	194,316	CAD	149,670	USD	149,639	31
7/5/2017	Bank of America Merrill Lynch	138,839	CAD	106,899	USD	106,917	(18)
7/5/2017	Bank of America Merrill Lynch	108,237	CAD	83,368	USD	83,351	17
7/5/2017	Bank of America Merrill Lynch	375,000	EUR	47,870,078	JPY	427,706	(1,567)
7/5/2017	Bank of America Merrill Lynch	157,500	EUR	20,109,307	JPY	179,637	(624)
7/5/2017	Bank of America Merrill Lynch	67,500	EUR	8,617,473	JPY	76,987	(274)
7/5/2017	Bank of America Merrill Lynch	310,000	EUR	353,797	USD	353,571	226
7/5/2017	Bank of America Merrill Lynch	756,312	EUR	864,839	USD	862,612	2,227
7/5/2017	Bank of America Merrill Lynch	140,589	EUR	160,763	USD	160,349	414
7/5/2017	Bank of America Merrill Lynch	10,000	GBP	12,964	USD	12,990	(26)
7/5/2017	Bank of America Merrill Lynch	10,000	GBP	12,968	USD	12,990	(22)
7/5/2017	Bank of America Merrill Lynch	10,000	GBP	12,973	USD	12,990	(17)
7/5/2017	Bank of America Merrill Lynch	10,000	GBP	12,983	USD	12,990	(7)
7/5/2017	Bank of America Merrill Lynch	10,000	GBP	12,993	USD	12,990	3
7/5/2017	Bank of America Merrill Lynch	20,000	GBP	25,985	USD	25,979	6
7/5/2017	Bank of America Merrill Lynch	10,000	GBP	13,012	USD	12,990	22
7/5/2017	Bank of America Merrill Lynch	10,000	GBP	13,012	USD	12,990	22
7/5/2017	Bank of America Merrill Lynch	196,504	GBP	255,860	USD	255,249	611
7/5/2017	Bank of America Merrill Lynch	196,504	GBP	255,805	USD	255,249	556
7/5/2017	Bank of America Merrill Lynch	50,689	GBP	65,984	USD	65,843	141
7/5/2017	Bank of America Merrill Lynch	72,972	GBP	95,014	USD	94,787	227
7/5/2017	Bank of America Merrill Lynch	72,972	GBP	94,993	USD	94,787	206
7/5/2017	Bank of America Merrill Lynch	18,826	GBP	24,507	USD	24,454	53
7/5/2017	Bank of America Merrill Lynch	18,523,159	JPY	144,976	EUR	164,893	506
7/5/2017	Bank of America Merrill Lynch	2,315,806	JPY	18,122	EUR	20,615	60
7/5/2017	Bank of America Merrill Lynch	217,897	JPY	1,706	EUR	1,940	7
7/5/2017	Bank of America Merrill Lynch	803,772	JPY	6,291	EUR	7,155	22
7/5/2017	Bank of America Merrill Lynch	16,466,478	JPY	128,905	EUR	146,585	479
7/5/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,903	USD	8,902	1
7/5/2017	Bank of America Merrill Lynch	2,000,000	JPY	17,804	USD	17,804	—
7/5/2017	Bank of America Merrill Lynch	1,000,000	JPY	8,898	USD	8,902	(4)
7/5/2017	Bank of America Merrill Lynch	90,000	MXN	4,999	USD	4,972	27
7/5/2017	Bank of America Merrill Lynch	110,000	MXN	6,099	USD	6,077	22
7/5/2017	Bank of America Merrill Lynch	70,000	NOK	8,360	USD	8,357	3
7/5/2017	Bank of America Merrill Lynch	70,000	NOK	8,357	USD	8,357	—
7/5/2017	Bank of America Merrill Lynch	50,000	NOK	5,969	USD	5,969	—
7/5/2017	Bank of America Merrill Lynch	140,000	NOK	16,713	USD	16,713	—
7/5/2017	Bank of America Merrill Lynch	60,000	NOK	7,162	USD	7,163	(1)
7/5/2017	Bank of America Merrill Lynch	60,000	NOK	7,161	USD	7,163	(2)
7/5/2017	Bank of America Merrill Lynch	80,000	NOK	9,542	USD	9,550	(8)
7/5/2017	Bank of America Merrill Lynch	50,000	NOK	5,961	USD	5,969	(8)
7/5/2017	Bank of America Merrill Lynch	60,000	NOK	7,153	USD	7,163	(10)
7/5/2017	Bank of America Merrill Lynch	40,000	NOK	4,768	USD	4,775	(7)
7/5/2017	Bank of America Merrill Lynch	40,000	NOK	4,767	USD	4,775	(8)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
7/5/2017	Bank of America Merrill Lynch	50,000	NOK	5,959	USD	$5,969	$(10)
7/5/2017	Bank of America Merrill Lynch	50,000	NOK	5,958	USD	5,969	(11)
7/5/2017	Bank of America Merrill Lynch	50,000	NOK	5,957	USD	5,969	(12)
7/5/2017	Bank of America Merrill Lynch	50,000	NOK	5,956	USD	5,969	(13)
7/5/2017	Bank of America Merrill Lynch	80,000	NOK	9,527	USD	9,550	(23)
7/5/2017	Bank of America Merrill Lynch	1,085,955	NOK	129,602	USD	129,641	(39)
7/5/2017	Bank of America Merrill Lynch	30,000	NZD	21,964	USD	21,966	(2)
7/5/2017	Bank of America Merrill Lynch	303,709	NZD	222,534	USD	222,376	158
7/5/2017	Bank of America Merrill Lynch	175,371	NZD	128,498	USD	128,407	91
7/5/2017	Bank of America Merrill Lynch	100,000	PLN	26,975	USD	26,967	8
7/5/2017	Bank of America Merrill Lynch	3,480,000	SEK	412,314	USD	412,589	(275)
7/5/2017	Bank of America Merrill Lynch	1,883,042	SEK	222,413	USD	223,253	(840)
7/5/2017	Bank of America Merrill Lynch	40,000	ZAR	3,051	USD	3,053	(2)
7/5/2017	Bank of America Merrill Lynch	17,210,639	JPY	200,000	CAD	153,209	788
7/5/2017	Bank of America Merrill Lynch	56,796,977	JPY	507,154	USD	505,607	1,547
7/14/2017	Bank of America Merrill Lynch	2,700,000	CAD	2,036,116	USD	2,079,604	(43,488)
7/19/2017	Bank of America Merrill Lynch	20,000	AUD	15,055	USD	15,337	(282)
7/19/2017	Bank of America Merrill Lynch	70,000	AUD	52,756	USD	53,680	(924)
7/19/2017	Bank of America Merrill Lynch	50,000	AUD	37,687	USD	38,343	(656)
7/19/2017	Bank of America Merrill Lynch	50,000	AUD	37,902	USD	38,342	(440)
7/19/2017	Bank of America Merrill Lynch	20,000	AUD	15,239	USD	15,337	(98)
7/19/2017	Bank of America Merrill Lynch	80,000	AUD	60,817	USD	61,348	(531)
7/19/2017	Bank of America Merrill Lynch	30,000	AUD	22,727	USD	23,005	(278)
7/19/2017	Bank of America Merrill Lynch	280,000	AUD	212,463	USD	214,719	(2,256)
7/19/2017	Bank of America Merrill Lynch	100,000	AUD	75,838	USD	76,685	(847)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,064	USD	6,010	54
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,050	USD	6,010	40
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,057	USD	9,014	43
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,039	USD	9,014	25
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,025	USD	6,010	15
7/19/2017	Bank of America Merrill Lynch	80,000	BRL	23,924	USD	24,038	(114)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,979	USD	6,009	(30)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,971	USD	6,009	(38)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	2,985	USD	3,005	(20)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,012	USD	6,010	2
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	9,011	USD	9,014	(3)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	6,006	USD	6,009	(3)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	8,988	USD	9,014	(26)
7/19/2017	Bank of America Merrill Lynch	40,000	BRL	11,962	USD	12,019	(57)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,974	USD	6,009	(35)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	8,959	USD	9,014	(55)
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	2,984	USD	3,005	(21)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	8,937	USD	9,014	(77)
7/19/2017	Bank of America Merrill Lynch	70,000	BRL	20,924	USD	21,033	(109)
7/19/2017	Bank of America Merrill Lynch	150,000	BRL	44,792	USD	45,071	(279)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,965	USD	6,009	(44)
7/19/2017	Bank of America Merrill Lynch	40,000	BRL	11,992	USD	12,019	(27)
7/19/2017	Bank of America Merrill Lynch	50,000	BRL	14,978	USD	15,024	(46)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	8,983	USD	9,014	(31)
7/19/2017	Bank of America Merrill Lynch	70,000	BRL	20,946	USD	21,033	(87)
7/19/2017	Bank of America Merrill Lynch	30,000	BRL	8,976	USD	9,014	(38)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,982	USD	6,009	(27)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
7/19/2017	Bank of America Merrill Lynch	10,000	BRL	2,990	USD	$3,005	$(15)
7/19/2017	Bank of America Merrill Lynch	40,000	BRL	11,958	USD	12,019	(61)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,972	USD	6,010	(38)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,970	USD	6,010	(40)
7/19/2017	Bank of America Merrill Lynch	20,000	BRL	5,992	USD	6,010	(18)
7/19/2017	Bank of America Merrill Lynch	60,000	BRL	18,097	USD	18,028	69
7/19/2017	Bank of America Merrill Lynch	40,000	CAD	29,976	USD	30,812	(836)
7/19/2017	Bank of America Merrill Lynch	5,070,000	CAD	3,776,027	USD	3,905,437	(129,410)
7/19/2017	Bank of America Merrill Lynch	270,000	CAD	204,033	USD	207,982	(3,949)
7/19/2017	Bank of America Merrill Lynch	60,000	CAD	45,276	USD	46,218	(942)
7/19/2017	Bank of America Merrill Lynch	130,000	CAD	98,602	USD	100,139	(1,537)
7/19/2017	Bank of America Merrill Lynch	60,000	CAD	46,091	USD	46,218	(127)
7/19/2017	Bank of America Merrill Lynch	1,160,000	CHF	1,202,041	USD	1,212,880	(10,839)
7/19/2017	Bank of America Merrill Lynch	40,000	CHF	41,338	USD	41,823	(485)
7/19/2017	Bank of America Merrill Lynch	80,000	EUR	89,780	USD	91,342	(1,562)
7/19/2017	Bank of America Merrill Lynch	50,000	EUR	56,133	USD	57,089	(956)
7/19/2017	Bank of America Merrill Lynch	250,000	EUR	279,364	USD	285,443	(6,079)
7/19/2017	Bank of America Merrill Lynch	90,000	EUR	100,466	USD	102,759	(2,293)
7/19/2017	Bank of America Merrill Lynch	130,000	EUR	145,791	USD	148,430	(2,639)
7/19/2017	Bank of America Merrill Lynch	90,000	GBP	116,949	USD	116,983	(34)
7/19/2017	Bank of America Merrill Lynch	790,000	GBP	1,008,024	USD	1,026,849	(18,825)
7/19/2017	Bank of America Merrill Lynch	30,000	GBP	37,910	USD	38,994	(1,084)
7/19/2017	Bank of America Merrill Lynch	80,000	GBP	101,425	USD	103,985	(2,560)
7/19/2017	Bank of America Merrill Lynch	30,000	GBP	38,854	USD	38,994	(140)
7/19/2017	Bank of America Merrill Lynch	100,000	GBP	129,938	USD	129,981	(43)
7/19/2017	Bank of America Merrill Lynch	3,000,000	JPY	26,720	USD	26,723	(3)
7/19/2017	Bank of America Merrill Lynch	119,000,000	JPY	1,081,368	USD	1,060,018	21,350
7/19/2017	Bank of America Merrill Lynch	2,000,000	JPY	18,101	USD	17,816	285
7/19/2017	Bank of America Merrill Lynch	14,000,000	JPY	126,505	USD	124,708	1,797
7/19/2017	Bank of America Merrill Lynch	9,000,000	JPY	80,316	USD	80,169	147
7/19/2017	Bank of America Merrill Lynch	12,000,000	JPY	106,873	USD	106,892	(19)
7/19/2017	Bank of America Merrill Lynch	60,000	MXN	3,298	USD	3,304	(6)
7/19/2017	Bank of America Merrill Lynch	1,090,000	MXN	60,377	USD	60,024	353
7/19/2017	Bank of America Merrill Lynch	1,990,000	MXN	110,894	USD	109,585	1,309
7/19/2017	Bank of America Merrill Lynch	2,020,000	MXN	111,453	USD	111,237	216
7/19/2017	Bank of America Merrill Lynch	860,000	NOK	102,708	USD	102,710	(2)
7/19/2017	Bank of America Merrill Lynch	130,000	NOK	15,313	USD	15,526	(213)
7/19/2017	Bank of America Merrill Lynch	6,250,000	NOK	735,768	USD	746,439	(10,671)
7/19/2017	Bank of America Merrill Lynch	220,000	NOK	26,055	USD	26,275	(220)
7/19/2017	Bank of America Merrill Lynch	1,330,000	NOK	158,304	USD	158,842	(538)
7/19/2017	Bank of America Merrill Lynch	90,000	NZD	64,803	USD	65,874	(1,071)
7/19/2017	Bank of America Merrill Lynch	1,600,000	NZD	1,152,315	USD	1,171,098	(18,783)
7/19/2017	Bank of America Merrill Lynch	30,000	NZD	21,657	USD	21,958	(301)
7/19/2017	Bank of America Merrill Lynch	400,000	PLN	107,596	USD	107,855	(259)
7/19/2017	Bank of America Merrill Lynch	690,000	PLN	181,479	USD	186,050	(4,571)
7/19/2017	Bank of America Merrill Lynch	340,000	PLN	90,341	USD	91,677	(1,336)
7/19/2017	Bank of America Merrill Lynch	250,000	PLN	66,213	USD	67,409	(1,196)
7/19/2017	Bank of America Merrill Lynch	270,000	PLN	71,033	USD	72,802	(1,769)
7/19/2017	Bank of America Merrill Lynch	240,000	PLN	63,625	USD	64,713	(1,088)
7/19/2017	Bank of America Merrill Lynch	240,000	PLN	63,799	USD	64,713	(914)
7/19/2017	Bank of America Merrill Lynch	450,000	RUB	7,732	USD	7,560	170
7/19/2017	Bank of America Merrill Lynch	1,180,000	RUB	20,262	USD	19,828	434

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
7/19/2017	Bank of America Merrill Lynch	2,710,000	RUB	46,516	USD	$45,537	$979
7/19/2017	Bank of America Merrill Lynch	690,000	RUB	11,498	USD	11,594	(96)
7/19/2017	Bank of America Merrill Lynch	960,000	RUB	15,994	USD	16,131	(137)
7/19/2017	Bank of America Merrill Lynch	2,200,000	RUB	36,699	USD	36,967	(268)
7/19/2017	Bank of America Merrill Lynch	470,000	RUB	7,793	USD	7,897	(104)
7/19/2017	Bank of America Merrill Lynch	290,000	RUB	4,853	USD	4,873	(20)
7/19/2017	Bank of America Merrill Lynch	290,000	RUB	4,847	USD	4,873	(26)
7/19/2017	Bank of America Merrill Lynch	280,000	RUB	4,677	USD	4,705	(28)
7/19/2017	Bank of America Merrill Lynch	4,520,000	SEK	517,749	USD	536,514	(18,765)
7/19/2017	Bank of America Merrill Lynch	360,000	SEK	41,211	USD	42,731	(1,520)
7/19/2017	Bank of America Merrill Lynch	40,000	ZAR	3,050	USD	3,042	8
7/19/2017	Bank of America Merrill Lynch	100,000	ZAR	7,686	USD	7,605	81
7/26/2017	Bank of America Merrill Lynch	34,399,280	AUD	400,000	AUD	306,517	195
7/26/2017	Bank of America Merrill Lynch	2,800,000	AUD	2,805,009	CAD	2,146,985	(27,013)
7/26/2017	Bank of America Merrill Lynch	1,836,981	AUD	1,250,000	EUR	1,408,561	(14,766)
7/26/2017	Bank of America Merrill Lynch	800,000	AUD	67,228,240	JPY	613,424	(8,324)
7/26/2017	Bank of America Merrill Lynch	3,600,000	AUD	3,779,248	NZD	2,760,409	(26,120)
7/26/2017	Bank of America Merrill Lynch	1,000,000	AUD	1,039,313	NZD	766,780	(9,874)
7/26/2017	Bank of America Merrill Lynch	300,000	AUD	230,628	USD	230,034	594
7/26/2017	Bank of America Merrill Lynch	2,400,000	AUD	1,808,575	USD	1,840,273	(31,698)
7/26/2017	Bank of America Merrill Lynch	2,821,188	CAD	2,800,000	AUD	2,173,484	(50,603)
7/26/2017	Bank of America Merrill Lynch	3,213,898	CAD	3,200,000	AUD	2,476,034	(47,658)
7/26/2017	Bank of America Merrill Lynch	1,850,837	CAD	1,250,000	EUR	1,425,912	(32,117)
7/26/2017	Bank of America Merrill Lynch	1,400,000	CAD	117,662,020	JPY	1,078,581	(23,146)
7/26/2017	Bank of America Merrill Lynch	200,000	CAD	16,748,220	JPY	154,083	(3,714)
7/26/2017	Bank of America Merrill Lynch	200,000	CAD	16,899,220	JPY	154,083	(3,266)
7/26/2017	Bank of America Merrill Lynch	1,400,000	CAD	1,079,381	USD	1,078,581	800
7/26/2017	Bank of America Merrill Lynch	2,800,000	CAD	2,109,369	USD	2,157,161	(47,792)
7/26/2017	Bank of America Merrill Lynch	2,100,000	CAD	1,586,775	USD	1,617,871	(31,096)
7/26/2017	Bank of America Merrill Lynch	200,000	CAD	153,795	USD	154,083	(288)
7/26/2017	Bank of America Merrill Lynch	3,526,991	CHF	3,250,000	EUR	3,689,544	(65,676)
7/26/2017	Bank of America Merrill Lynch	250,000	CHF	28,670,300	JPY	261,522	(4,348)
7/26/2017	Bank of America Merrill Lynch	250,000	CHF	29,224,600	JPY	261,522	(1,114)
7/26/2017	Bank of America Merrill Lynch	375,000	CHF	385,900	USD	392,283	(6,383)
7/26/2017	Bank of America Merrill Lynch	250,000	CHF	257,328	USD	261,522	(4,194)
7/26/2017	Bank of America Merrill Lynch	250,000	CHF	28,693,975	JPY	261,522	(3,625)
7/26/2017	Bank of America Merrill Lynch	12,244,320	CNH	1,800,000	USD	1,801,976	(1,976)
7/26/2017	Bank of America Merrill Lynch	100,000	EUR	88,107	GBP	114,222	(2,912)
7/26/2017	Bank of America Merrill Lynch	300,000	EUR	266,253	GBP	342,666	2,171
7/26/2017	Bank of America Merrill Lynch	300,000	EUR	263,934	GBP	342,666	672
7/26/2017	Bank of America Merrill Lynch	100,000	EUR	12,444,280	JPY	114,222	(2,596)
7/26/2017	Bank of America Merrill Lynch	200,000	EUR	24,888,560	JPY	228,444	(5,193)
7/26/2017	Bank of America Merrill Lynch	100,000	EUR	12,843,400	JPY	114,222	(18)
7/26/2017	Bank of America Merrill Lynch	250,000	EUR	279,280	USD	285,555	(6,275)
7/26/2017	Bank of America Merrill Lynch	1,250,000	GBP	2,085,037	AUD	1,625,156	(44,339)
7/26/2017	Bank of America Merrill Lynch	1,145,386	GBP	1,300,000	EUR	1,489,145	(39,597)
7/26/2017	Bank of America Merrill Lynch	352,012	GBP	400,000	EUR	457,659	(11,038)
7/26/2017	Bank of America Merrill Lynch	88,201	GBP	100,000	EUR	114,672	(2,880)
7/26/2017	Bank of America Merrill Lynch	625,000	GBP	88,274,375	JPY	812,578	(20,752)
7/26/2017	Bank of America Merrill Lynch	1,187,500	GBP	1,505,643	USD	1,543,898	(38,255)
7/26/2017	Bank of America Merrill Lynch	312,500	GBP	396,190	USD	406,289	(10,099)
7/26/2017	Bank of America Merrill Lynch	250,000	GBP	318,619	USD	325,031	(6,412)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
7/26/2017	Bank of America Merrill Lynch	32,814,920	JPY	400,000	NZD	$292,400	$336
7/26/2017	Bank of America Merrill Lynch	67,739,600	JPY	800,000	AUD	603,599	2,939
7/26/2017	Bank of America Merrill Lynch	16,820,100	JPY	200,000	AUD	149,877	1,083
7/26/2017	Bank of America Merrill Lynch	68,000,240	JPY	800,000	AUD	605,921	2,748
7/26/2017	Bank of America Merrill Lynch	17,247,460	JPY	200,000	AUD	153,685	(155)
7/26/2017	Bank of America Merrill Lynch	50,426,580	JPY	600,000	CAD	449,330	2,916
7/26/2017	Bank of America Merrill Lynch	117,600,420	JPY	1,400,000	CAD	1,078,581	8,818
7/26/2017	Bank of America Merrill Lynch	16,800,060	JPY	200,000	CAD	149,698	1,260
7/26/2017	Bank of America Merrill Lynch	69,132,400	JPY	800,000	CAD	616,009	264
7/26/2017	Bank of America Merrill Lynch	57,340,600	JPY	500,000	CHF	510,937	2,711
7/26/2017	Bank of America Merrill Lynch	58,770,500	JPY	500,000	CHF	523,679	(225)
7/26/2017	Bank of America Merrill Lynch	63,766,550	JPY	500,000	EUR	568,196	865
7/26/2017	Bank of America Merrill Lynch	102,026,480	JPY	800,000	EUR	909,114	1,383
7/26/2017	Bank of America Merrill Lynch	161,307,400	JPY	2,000,000	NZD	1,437,341	9,661
7/26/2017	Bank of America Merrill Lynch	48,392,220	JPY	600,000	NZD	431,202	2,898
7/26/2017	Bank of America Merrill Lynch	16,290,420	JPY	200,000	NZD	145,157	364
7/26/2017	Bank of America Merrill Lynch	16,267,820	JPY	200,000	NZD	144,956	861
7/26/2017	Bank of America Merrill Lynch	75,000,000	JPY	671,830	USD	668,293	3,537
7/26/2017	Bank of America Merrill Lynch	25,000,000	JPY	223,340	USD	222,764	576
7/20/2017	Bank of America Merrill Lynch	1,020,780,000	KRW	900,000	USD	892,460	7,540
7/26/2017	Bank of America Merrill Lynch	4,000,000	MXN	222,804	USD	220,003	2,801
7/26/2017	Bank of America Merrill Lynch	17,815,644	NOK	1,875,000	EUR	2,128,058	(37,365)
7/26/2017	Bank of America Merrill Lynch	1,052,212	NZD	1,000,000	AUD	770,050	(2,403)
7/26/2017	Bank of America Merrill Lynch	600,000	NZD	48,511,920	JPY	439,103	(2,463)
7/26/2017	Bank of America Merrill Lynch	77,764,960	RUB	1,300,000	USD	1,304,725	(4,725)
7/26/2017	Bank of America Merrill Lynch	6,004,090	RUB	100,000	USD	100,735	(735)
7/26/2017	Bank of America Merrill Lynch	5,950,620	RUB	100,000	USD	99,838	162
7/26/2017	Bank of America Merrill Lynch	26,819,251	SEK	2,750,000	EUR	3,184,745	(118,395)
7/26/2017	Bank of America Merrill Lynch	1,026,373	SEK	1,000,000	NOK	121,880	(4,983)
7/26/2017	Bank of America Merrill Lynch	13,968,605	SEK	1,600,000	USD	1,658,750	(58,750)
7/26/2017	Bank of America Merrill Lynch	3,942,332	TRY	1,100,000	USD	1,110,738	(10,738)
7/26/2017	Bank of America Merrill Lynch	1,771,850	TRY	500,000	USD	499,212	788
7/20/2017	Bank of America Merrill Lynch	21,311,500	TWD	700,000	USD	701,052	(1,052)
8/2/2017	Bank of America Merrill Lynch	100,018	BRL	30,155	USD	29,957	198
9/20/2017	Bank of America Merrill Lynch	2,000	AUD	1,505	USD	1,532	(27)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	343,897	USD	350,222	(6,325)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	343,989	USD	350,222	(6,233)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,187	USD	350,222	(6,035)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,365	USD	350,222	(5,857)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,315	USD	350,222	(5,907)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,320	USD	350,222	(5,902)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,297	USD	350,222	(5,925)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,561	USD	350,222	(5,661)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,710	USD	350,222	(5,512)
9/20/2017	Bank of America Merrill Lynch	457,063	AUD	344,758	USD	350,222	(5,464)
9/20/2017	Bank of America Merrill Lynch	335,180	AUD	252,956	USD	256,830	(3,874)
9/20/2017	Bank of America Merrill Lynch	335,180	AUD	253,012	USD	256,830	(3,818)
9/20/2017	Bank of America Merrill Lynch	335,180	AUD	253,039	USD	256,830	(3,791)
9/20/2017	Bank of America Merrill Lynch	335,180	AUD	253,086	USD	256,830	(3,744)
9/20/2017	Bank of America Merrill Lynch	335,180	AUD	253,106	USD	256,830	(3,724)
9/20/2017	Bank of America Merrill Lynch	335,180	AUD	253,056	USD	256,830	(3,774)
9/20/2017	Bank of America Merrill Lynch	335,180	AUD	253,047	USD	256,830	(3,783)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	71,153	AUD	53,812	USD	$54,521	$(709)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	824	USD	839	(15)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	824	USD	839	(15)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	825	USD	839	(14)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	825	USD	839	(14)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	825	USD	839	(14)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	825	USD	839	(14)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	825	USD	839	(14)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	825	USD	839	(14)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	826	USD	839	(13)
9/20/2017	Bank of America Merrill Lynch	1,095	AUD	826	USD	839	(13)
9/20/2017	Bank of America Merrill Lynch	803	AUD	606	USD	615	(9)
9/20/2017	Bank of America Merrill Lynch	803	AUD	606	USD	615	(9)
9/20/2017	Bank of America Merrill Lynch	803	AUD	606	USD	615	(9)
9/20/2017	Bank of America Merrill Lynch	803	AUD	606	USD	615	(9)
9/20/2017	Bank of America Merrill Lynch	803	AUD	606	USD	615	(9)
9/20/2017	Bank of America Merrill Lynch	803	AUD	606	USD	615	(9)
9/20/2017	Bank of America Merrill Lynch	803	AUD	606	USD	615	(9)
9/20/2017	Bank of America Merrill Lynch	172	AUD	130	USD	132	(2)
9/20/2017	Bank of America Merrill Lynch	297,003	AUD	223,910	USD	227,577	(3,667)
9/20/2017	Bank of America Merrill Lynch	142,183	AUD	107,189	USD	108,947	(1,758)
9/20/2017	Bank of America Merrill Lynch	137,178	AUD	103,418	USD	105,112	(1,694)
9/20/2017	Bank of America Merrill Lynch	65,672	AUD	49,509	USD	50,321	(812)
9/20/2017	Bank of America Merrill Lynch	130,337	AUD	98,265	USD	99,870	(1,605)
9/20/2017	Bank of America Merrill Lynch	193,978	AUD	146,882	USD	148,635	(1,753)
9/20/2017	Bank of America Merrill Lynch	180,676	AUD	137,122	USD	138,442	(1,320)
9/20/2017	Bank of America Merrill Lynch	72,552	CAD	54,072	USD	55,939	(1,867)
9/20/2017	Bank of America Merrill Lynch	171,489	CAD	129,914	USD	132,220	(2,306)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,160	USD	321,772	(5,612)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,182	USD	321,772	(5,590)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,247	USD	321,772	(5,525)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,319	USD	321,772	(5,453)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,249	USD	321,772	(5,523)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,322	USD	321,772	(5,450)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,401	USD	321,772	(5,371)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,509	USD	321,772	(5,263)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,456	USD	321,772	(5,316)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,391	USD	321,772	(5,381)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,391	USD	321,772	(5,381)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,415	USD	321,772	(5,357)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,477	USD	321,771	(5,294)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,576	USD	321,772	(5,196)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,879	USD	321,772	(4,893)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,916	USD	321,772	(4,856)
9/20/2017	Bank of America Merrill Lynch	306,048	CAD	232,344	USD	235,966	(3,622)
9/20/2017	Bank of America Merrill Lynch	306,048	CAD	232,321	USD	235,966	(3,645)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,888	USD	321,772	(4,884)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,686	USD	321,772	(5,086)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,602	USD	321,772	(5,170)
9/20/2017	Bank of America Merrill Lynch	306,048	CAD	231,983	USD	235,967	(3,984)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,087	USD	321,772	(5,685)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,237	USD	321,772	(5,535)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,282	USD	$321,772	$(5,490)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,573	USD	321,772	(5,199)
9/20/2017	Bank of America Merrill Lynch	417,337	CAD	316,710	USD	321,772	(5,062)
9/20/2017	Bank of America Merrill Lynch	306,048	CAD	232,813	USD	235,967	(3,154)
9/20/2017	Bank of America Merrill Lynch	306,048	CAD	232,549	USD	235,967	(3,418)
9/20/2017	Bank of America Merrill Lynch	306,048	CAD	232,635	USD	235,967	(3,332)
9/20/2017	Bank of America Merrill Lynch	306,048	CAD	232,622	USD	235,966	(3,344)
9/20/2017	Bank of America Merrill Lynch	329,353	CAD	250,123	USD	253,935	(3,812)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,220	USD	11,419	(199)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,221	USD	11,419	(198)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,223	USD	11,419	(196)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,226	USD	11,419	(193)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,223	USD	11,419	(196)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,226	USD	11,419	(193)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,229	USD	11,419	(190)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,233	USD	11,419	(186)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,231	USD	11,419	(188)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,228	USD	11,419	(191)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,228	USD	11,419	(191)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,229	USD	11,419	(190)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,231	USD	11,419	(188)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,235	USD	11,419	(184)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,246	USD	11,420	(174)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,247	USD	11,419	(172)
9/20/2017	Bank of America Merrill Lynch	10,861	CAD	8,245	USD	8,374	(129)
9/20/2017	Bank of America Merrill Lynch	10,861	CAD	8,245	USD	8,374	(129)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,246	USD	11,419	(173)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,239	USD	11,419	(180)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,236	USD	11,419	(183)
9/20/2017	Bank of America Merrill Lynch	10,861	CAD	8,233	USD	8,374	(141)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,218	USD	11,420	(202)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,223	USD	11,419	(196)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,225	USD	11,420	(195)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,235	USD	11,419	(184)
9/20/2017	Bank of America Merrill Lynch	14,811	CAD	11,240	USD	11,420	(180)
9/20/2017	Bank of America Merrill Lynch	10,861	CAD	8,262	USD	8,374	(112)
9/20/2017	Bank of America Merrill Lynch	10,861	CAD	8,253	USD	8,374	(121)
9/20/2017	Bank of America Merrill Lynch	10,861	CAD	8,256	USD	8,374	(118)
9/20/2017	Bank of America Merrill Lynch	10,861	CAD	8,255	USD	8,374	(119)
9/20/2017	Bank of America Merrill Lynch	11,712	CAD	8,895	USD	9,030	(135)
9/20/2017	Bank of America Merrill Lynch	151,674	CAD	114,619	USD	116,942	(2,323)
9/20/2017	Bank of America Merrill Lynch	151,674	CAD	114,700	USD	116,942	(2,242)
9/20/2017	Bank of America Merrill Lynch	20,253	CAD	15,309	USD	15,615	(306)
9/20/2017	Bank of America Merrill Lynch	227,402	CAD	171,847	USD	175,330	(3,483)
9/20/2017	Bank of America Merrill Lynch	227,401	CAD	171,967	USD	175,329	(3,362)
9/20/2017	Bank of America Merrill Lynch	30,366	CAD	22,954	USD	23,412	(458)
9/20/2017	Bank of America Merrill Lynch	377,786	CAD	285,701	USD	291,277	(5,576)
9/20/2017	Bank of America Merrill Lynch	45,416	CAD	34,328	USD	35,016	(688)
9/20/2017	Bank of America Merrill Lynch	104,592	CAD	79,098	USD	80,642	(1,544)
9/20/2017	Bank of America Merrill Lynch	12,575	CAD	9,505	USD	9,695	(190)
9/20/2017	Bank of America Merrill Lynch	2,805	CAD	2,109	USD	2,163	(54)
9/20/2017	Bank of America Merrill Lynch	416	CAD	313	USD	321	(8)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	427,301	CAD	321,266	USD	$329,454	$(8,188)
9/20/2017	Bank of America Merrill Lynch	63,485	CAD	47,679	USD	48,948	(1,269)
9/20/2017	Bank of America Merrill Lynch	1,847,822	CLP	2,765	USD	2,773	(8)
9/20/2017	Bank of America Merrill Lynch	196,388	CLP	297	USD	295	2
9/20/2017	Bank of America Merrill Lynch	4,012,357	CLP	6,028	USD	6,021	7
9/20/2017	Bank of America Merrill Lynch	16,736,423	CLP	25,146	USD	25,113	33
9/20/2017	Bank of America Merrill Lynch	3,727,811	CLP	5,588	USD	5,594	(6)
9/20/2017	Bank of America Merrill Lynch	8,505,093	CLP	12,785	USD	12,762	23
9/20/2017	Bank of America Merrill Lynch	15,760,438	CLP	23,691	USD	23,649	42
9/20/2017	Bank of America Merrill Lynch	1,155,208	CLP	1,734	USD	1,733	1
9/20/2017	Bank of America Merrill Lynch	106,190	CZK	4,575	USD	4,663	(88)
9/20/2017	Bank of America Merrill Lynch	187,901	CZK	8,026	USD	8,252	(226)
9/20/2017	Bank of America Merrill Lynch	26,208	CZK	1,129	USD	1,151	(22)
9/20/2017	Bank of America Merrill Lynch	257,226	EUR	295,392	USD	294,677	715
9/20/2017	Bank of America Merrill Lynch	257,226	EUR	295,373	USD	294,677	696
9/20/2017	Bank of America Merrill Lynch	241,860	EUR	277,713	USD	277,074	639
9/20/2017	Bank of America Merrill Lynch	47,815	EUR	54,909	USD	54,777	132
9/20/2017	Bank of America Merrill Lynch	47,815	EUR	54,906	USD	54,777	129
9/20/2017	Bank of America Merrill Lynch	44,959	EUR	51,624	USD	51,505	119
9/20/2017	Bank of America Merrill Lynch	178,000	EUR	199,950	USD	203,916	(3,966)
9/20/2017	Bank of America Merrill Lynch	71,000	EUR	79,934	USD	81,337	(1,403)
9/20/2017	Bank of America Merrill Lynch	278,700	EUR	313,541	USD	319,277	(5,736)
9/20/2017	Bank of America Merrill Lynch	251,745	EUR	283,227	USD	288,398	(5,171)
9/20/2017	Bank of America Merrill Lynch	9,012	EUR	10,139	USD	10,324	(185)
9/20/2017	Bank of America Merrill Lynch	8,142	EUR	9,160	USD	9,327	(167)
9/20/2017	Bank of America Merrill Lynch	99,000	EUR	110,911	USD	113,414	(2,503)
9/20/2017	Bank of America Merrill Lynch	146,773	EUR	164,672	USD	168,142	(3,470)
9/20/2017	Bank of America Merrill Lynch	99,673	EUR	111,828	USD	114,185	(2,357)
9/20/2017	Bank of America Merrill Lynch	9,600	EUR	10,796	USD	10,998	(202)
9/20/2017	Bank of America Merrill Lynch	9,600	EUR	10,796	USD	10,998	(202)
9/20/2017	Bank of America Merrill Lynch	9,600	EUR	10,797	USD	10,998	(201)
9/20/2017	Bank of America Merrill Lynch	9,600	EUR	10,793	USD	10,998	(205)
9/20/2017	Bank of America Merrill Lynch	8,977	EUR	10,091	USD	10,284	(193)
9/20/2017	Bank of America Merrill Lynch	278,710	EUR	313,434	USD	319,289	(5,855)
9/20/2017	Bank of America Merrill Lynch	278,710	EUR	313,439	USD	319,289	(5,850)
9/20/2017	Bank of America Merrill Lynch	278,710	EUR	313,451	USD	319,289	(5,838)
9/20/2017	Bank of America Merrill Lynch	278,710	EUR	313,350	USD	319,289	(5,939)
9/20/2017	Bank of America Merrill Lynch	260,499	EUR	292,834	USD	298,426	(5,592)
9/20/2017	Bank of America Merrill Lynch	317,673	EUR	356,929	USD	363,925	(6,996)
9/20/2017	Bank of America Merrill Lynch	186,957	EUR	213,183	USD	214,177	(994)
9/20/2017	Bank of America Merrill Lynch	177,918	EUR	202,867	USD	203,822	(955)
9/20/2017	Bank of America Merrill Lynch	282,607	EUR	322,251	USD	323,753	(1,502)
9/20/2017	Bank of America Merrill Lynch	268,939	EUR	306,651	USD	308,095	(1,444)
9/20/2017	Bank of America Merrill Lynch	98,000	GBP	125,390	USD	127,627	(2,237)
9/20/2017	Bank of America Merrill Lynch	229,597	GBP	293,571	USD	299,007	(5,436)
9/20/2017	Bank of America Merrill Lynch	229,597	GBP	293,552	USD	299,007	(5,455)
9/20/2017	Bank of America Merrill Lynch	229,597	GBP	293,529	USD	299,007	(5,478)
9/20/2017	Bank of America Merrill Lynch	229,597	GBP	293,435	USD	299,007	(5,572)
9/20/2017	Bank of America Merrill Lynch	105,696	GBP	135,085	USD	137,649	(2,564)
9/20/2017	Bank of America Merrill Lynch	64,000	GBP	81,670	USD	83,348	(1,678)
9/20/2017	Bank of America Merrill Lynch	2,148	GBP	2,753	USD	2,797	(44)
9/20/2017	Bank of America Merrill Lynch	2,148	GBP	2,753	USD	2,797	(44)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	1,127	GBP	1,444	USD	$1,468	$(24)
9/20/2017	Bank of America Merrill Lynch	211,715	GBP	271,410	USD	275,719	(4,309)
9/20/2017	Bank of America Merrill Lynch	211,715	GBP	271,363	USD	275,719	(4,356)
9/20/2017	Bank of America Merrill Lynch	111,000	GBP	142,212	USD	144,557	(2,345)
9/20/2017	Bank of America Merrill Lynch	245,732	GBP	314,576	USD	320,020	(5,444)
9/20/2017	Bank of America Merrill Lynch	245,732	GBP	314,707	USD	320,020	(5,313)
9/20/2017	Bank of America Merrill Lynch	80,558	GBP	103,185	USD	104,911	(1,726)
9/20/2017	Bank of America Merrill Lynch	231,330	GBP	295,408	USD	301,264	(5,856)
9/20/2017	Bank of America Merrill Lynch	231,330	GBP	295,466	USD	301,264	(5,798)
9/20/2017	Bank of America Merrill Lynch	231,330	GBP	295,492	USD	301,264	(5,772)
9/20/2017	Bank of America Merrill Lynch	231,330	GBP	295,420	USD	301,264	(5,844)
9/20/2017	Bank of America Merrill Lynch	71,443	GBP	91,233	USD	93,041	(1,808)
9/20/2017	Bank of America Merrill Lynch	45,000	GBP	57,500	USD	58,604	(1,104)
9/20/2017	Bank of America Merrill Lynch	214,670	GBP	271,944	USD	279,568	(7,624)
9/20/2017	Bank of America Merrill Lynch	134,355	GBP	170,180	USD	174,972	(4,792)
9/20/2017	Bank of America Merrill Lynch	50,673	GBP	64,193	USD	65,992	(1,799)
9/20/2017	Bank of America Merrill Lynch	31,715	GBP	40,172	USD	41,303	(1,131)
9/20/2017	Bank of America Merrill Lynch	6,110	GBP	7,759	USD	7,957	(198)
9/20/2017	Bank of America Merrill Lynch	98,942	GBP	125,650	USD	128,853	(3,203)
9/20/2017	Bank of America Merrill Lynch	233,389	GBP	298,327	USD	303,945	(5,618)
9/20/2017	Bank of America Merrill Lynch	233,389	GBP	298,367	USD	303,945	(5,578)
9/20/2017	Bank of America Merrill Lynch	32,764	GBP	41,892	USD	42,669	(777)
9/20/2017	Bank of America Merrill Lynch	226,076	GBP	288,295	USD	294,422	(6,127)
9/20/2017	Bank of America Merrill Lynch	226,076	GBP	288,438	USD	294,422	(5,984)
9/20/2017	Bank of America Merrill Lynch	200,933	GBP	256,355	USD	261,678	(5,323)
9/20/2017	Bank of America Merrill Lynch	1,636,740	HUF	6,005	USD	6,060	(55)
9/20/2017	Bank of America Merrill Lynch	2,200,626	HUF	7,979	USD	8,148	(169)
9/20/2017	Bank of America Merrill Lynch	1,153,237	HUF	4,211	USD	4,270	(59)
9/20/2017	Bank of America Merrill Lynch	14,493	ILS	4,123	USD	4,167	(44)
9/20/2017	Bank of America Merrill Lynch	5,811	ILS	1,651	USD	1,671	(20)
9/20/2017	Bank of America Merrill Lynch	49,670	ILS	14,126	USD	14,280	(154)
9/20/2017	Bank of America Merrill Lynch	185,191	ILS	52,780	USD	53,244	(464)
9/20/2017	Bank of America Merrill Lynch	41,267	ILS	11,682	USD	11,865	(183)
9/20/2017	Bank of America Merrill Lynch	41,343	ILS	11,783	USD	11,886	(103)
9/20/2017	Bank of America Merrill Lynch	84,761	ILS	24,356	USD	24,369	(13)
9/20/2017	Bank of America Merrill Lynch	88,130	ILS	25,329	USD	25,338	(9)
9/20/2017	Bank of America Merrill Lynch	8,241	ILS	2,365	USD	2,369	(4)
9/20/2017	Bank of America Merrill Lynch	2,555,700	INR	39,356	USD	39,115	241
9/20/2017	Bank of America Merrill Lynch	808,359	INR	12,434	USD	12,372	62
9/20/2017	Bank of America Merrill Lynch	4,363,478	INR	67,117	USD	66,783	334
9/20/2017	Bank of America Merrill Lynch	6,107,226	INR	94,076	USD	93,471	605
9/20/2017	Bank of America Merrill Lynch	6,942,766	INR	106,820	USD	106,259	561
9/20/2017	Bank of America Merrill Lynch	7,816,000	INR	120,248	USD	119,624	624
9/20/2017	Bank of America Merrill Lynch	2,720,260	INR	41,800	USD	41,634	166
9/20/2017	Bank of America Merrill Lynch	3,189,815	INR	49,062	USD	48,820	242
9/20/2017	Bank of America Merrill Lynch	15,186,816	INR	233,514	USD	232,434	1,080
9/20/2017	Bank of America Merrill Lynch	17,544,226	JPY	157,388	USD	156,716	671
9/20/2017	Bank of America Merrill Lynch	17,544,226	JPY	157,408	USD	156,716	692
9/20/2017	Bank of America Merrill Lynch	17,544,226	JPY	157,448	USD	156,716	732
9/20/2017	Bank of America Merrill Lynch	4,164,299	JPY	37,355	USD	37,198	157
9/20/2017	Bank of America Merrill Lynch	16,240,604	JPY	146,857	USD	145,072	1,785
9/20/2017	Bank of America Merrill Lynch	12,135,534	JPY	109,812	USD	108,402	1,410

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	3,307,051	JPY	29,904	USD	$29,541	$363
9/20/2017	Bank of America Merrill Lynch	2,471,141	JPY	22,361	USD	22,074	287
9/20/2017	Bank of America Merrill Lynch	14,158,915	JPY	127,740	USD	126,476	1,264
9/20/2017	Bank of America Merrill Lynch	6,202,840	JPY	56,000	USD	55,408	592
9/20/2017	Bank of America Merrill Lynch	12,168,002	JPY	110,050	USD	108,692	1,358
9/20/2017	Bank of America Merrill Lynch	22,897,682	JPY	207,091	USD	204,537	2,554
9/20/2017	Bank of America Merrill Lynch	14,861,874	JPY	134,008	USD	132,756	1,252
9/20/2017	Bank of America Merrill Lynch	5,294,375	JPY	47,739	USD	47,293	446
9/20/2017	Bank of America Merrill Lynch	27,117,796	JPY	243,309	USD	242,234	1,075
9/20/2017	Bank of America Merrill Lynch	28,329,583	JPY	254,163	USD	253,058	1,105
9/20/2017	Bank of America Merrill Lynch	3,940,144	JPY	35,253	USD	35,196	57
9/20/2017	Bank of America Merrill Lynch	471,110	JPY	4,215	USD	4,208	7
9/20/2017	Bank of America Merrill Lynch	21,554,957	JPY	192,857	USD	192,543	314
9/20/2017	Bank of America Merrill Lynch	2,577,251	JPY	23,061	USD	23,022	39
9/20/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,991	USD	173,889	102
9/20/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,966	USD	173,888	78
9/20/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,961	USD	173,888	73
9/20/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,969	USD	173,889	80
9/20/2017	Bank of America Merrill Lynch	19,466,620	JPY	173,938	USD	173,889	49
9/20/2017	Bank of America Merrill Lynch	19,711,885	JPY	176,150	USD	176,079	71
9/20/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,517	USD	17,507	10
9/20/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,514	USD	17,506	8
9/20/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,514	USD	17,507	7
9/20/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,515	USD	17,507	8
9/20/2017	Bank of America Merrill Lynch	1,959,831	JPY	17,511	USD	17,506	5
9/20/2017	Bank of America Merrill Lynch	1,984,525	JPY	17,734	USD	17,727	7
9/20/2017	Bank of America Merrill Lynch	1,003,837,100	KRW	894,215	USD	878,460	15,755
9/20/2017	Bank of America Merrill Lynch	18,836,424	KRW	16,742	USD	16,484	258
9/20/2017	Bank of America Merrill Lynch	132,917,559	KRW	118,171	USD	116,316	1,855
9/20/2017	Bank of America Merrill Lynch	89,462,866	KRW	79,342	USD	78,289	1,053
9/20/2017	Bank of America Merrill Lynch	111,824,101	KRW	99,192	USD	97,857	1,335
9/20/2017	Bank of America Merrill Lynch	119,159,408	KRW	105,895	USD	104,277	1,618
9/20/2017	Bank of America Merrill Lynch	340,713,075	KRW	302,813	USD	298,159	4,654
9/20/2017	Bank of America Merrill Lynch	340,743,356	KRW	302,813	USD	298,185	4,628
9/20/2017	Bank of America Merrill Lynch	84,327,286	KRW	75,156	USD	73,795	1,361
9/20/2017	Bank of America Merrill Lynch	216,260,977	KRW	191,566	USD	189,250	2,316
9/20/2017	Bank of America Merrill Lynch	134,037,961	KRW	118,040	USD	117,297	743
9/20/2017	Bank of America Merrill Lynch	134,046,224	KRW	118,040	USD	117,304	736
9/20/2017	Bank of America Merrill Lynch	206,963,274	KRW	182,194	USD	181,114	1,080
9/20/2017	Bank of America Merrill Lynch	101,451,460	KRW	88,934	USD	88,780	154
9/20/2017	Bank of America Merrill Lynch	129,034,102	KRW	113,162	USD	112,918	244
9/20/2017	Bank of America Merrill Lynch	347,613,696	KRW	304,755	USD	304,197	558
9/20/2017	Bank of America Merrill Lynch	347,552,885	KRW	304,756	USD	304,144	612
9/20/2017	Bank of America Merrill Lynch	318,467,117	KRW	279,853	USD	278,691	1,162
9/20/2017	Bank of America Merrill Lynch	56,652,000	KRW	50,000	USD	49,576	424
9/20/2017	Bank of America Merrill Lynch	67,217,265	KRW	59,228	USD	58,822	406
9/20/2017	Bank of America Merrill Lynch	133,983,276	KRW	117,773	USD	117,249	524
9/20/2017	Bank of America Merrill Lynch	263,006,451	KRW	230,985	USD	230,157	828
9/20/2017	Bank of America Merrill Lynch	341,267,269	KRW	299,886	USD	298,644	1,242
9/20/2017	Bank of America Merrill Lynch	341,304,394	KRW	299,887	USD	298,676	1,211
9/20/2017	Bank of America Merrill Lynch	97,792,309	KRW	85,664	USD	85,578	86
9/20/2017	Bank of America Merrill Lynch	352,810,964	KRW	309,166	USD	308,746	420

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	8,720,972	MYR	2,039,039	USD	$2,024,516	$14,523
9/20/2017	Bank of America Merrill Lynch	2,991	MYR	701	USD	694	7
9/20/2017	Bank of America Merrill Lynch	1,085,955	NOK	129,820	USD	129,852	(32)
9/20/2017	Bank of America Merrill Lynch	36,664	NOK	4,312	USD	4,384	(72)
9/20/2017	Bank of America Merrill Lynch	54,710	NOK	6,500	USD	6,542	(42)
9/20/2017	Bank of America Merrill Lynch	15,978,698	NOK	1,897,695	USD	1,910,632	(12,937)
9/20/2017	Bank of America Merrill Lynch	169,662	NOK	20,069	USD	20,287	(218)
9/20/2017	Bank of America Merrill Lynch	293,629	NOK	34,732	USD	35,110	(378)
9/20/2017	Bank of America Merrill Lynch	22,819	NOK	2,692	USD	2,728	(36)
9/20/2017	Bank of America Merrill Lynch	1,608,881	NOK	190,641	USD	192,380	(1,739)
9/20/2017	Bank of America Merrill Lynch	20,386	NOK	2,416	USD	2,438	(22)
9/20/2017	Bank of America Merrill Lynch	120,268	NOK	14,223	USD	14,381	(158)
9/20/2017	Bank of America Merrill Lynch	1,046,815	NOK	122,522	USD	125,172	(2,650)
9/20/2017	Bank of America Merrill Lynch	69,726	NOK	8,163	USD	8,337	(174)
9/20/2017	Bank of America Merrill Lynch	974,444	NOK	114,610	USD	116,518	(1,908)
9/20/2017	Bank of America Merrill Lynch	246,758	NOK	29,023	USD	29,506	(483)
9/20/2017	Bank of America Merrill Lynch	1,874,764	NOK	221,861	USD	224,173	(2,312)
9/20/2017	Bank of America Merrill Lynch	121,826	NOK	14,417	USD	14,567	(150)
9/20/2017	Bank of America Merrill Lynch	60,243	NOK	7,115	USD	7,203	(88)
9/20/2017	Bank of America Merrill Lynch	21,158	NOK	2,510	USD	2,530	(20)
9/20/2017	Bank of America Merrill Lynch	15,569	NOK	1,843	USD	1,862	(19)
9/20/2017	Bank of America Merrill Lynch	1,837,162	NOK	217,902	USD	219,676	(1,774)
9/20/2017	Bank of America Merrill Lynch	1,351,826	NOK	160,006	USD	161,643	(1,637)
9/20/2017	Bank of America Merrill Lynch	72,193	NOK	8,537	USD	8,632	(95)
9/20/2017	Bank of America Merrill Lynch	36,517	NOK	4,316	USD	4,367	(51)
9/20/2017	Bank of America Merrill Lynch	1,844,679	NOK	218,020	USD	220,575	(2,555)
9/20/2017	Bank of America Merrill Lynch	214,662	NOK	25,438	USD	25,668	(230)
9/20/2017	Bank of America Merrill Lynch	1,712,521	NOK	202,939	USD	204,772	(1,833)
9/20/2017	Bank of America Merrill Lynch	1,307,866	NOK	155,788	USD	156,386	(598)
9/20/2017	Bank of America Merrill Lynch	134,012,341	PHP	2,690,633	USD	2,644,999	45,634
9/20/2017	Bank of America Merrill Lynch	861,880	PHP	17,286	USD	17,011	275
9/20/2017	Bank of America Merrill Lynch	1,173,622	PHP	23,270	USD	23,164	106
9/20/2017	Bank of America Merrill Lynch	1,697,386	PHP	33,421	USD	33,501	(80)
9/20/2017	Bank of America Merrill Lynch	1,030,879	PHP	20,386	USD	20,346	40
9/20/2017	Bank of America Merrill Lynch	1,738,585	PHP	34,212	USD	34,314	(102)
9/20/2017	Bank of America Merrill Lynch	506,512	PHP	9,966	USD	9,997	(31)
9/20/2017	Bank of America Merrill Lynch	735	PLN	196	USD	198	(2)
9/20/2017	Bank of America Merrill Lynch	4,150	PLN	1,110	USD	1,119	(9)
9/20/2017	Bank of America Merrill Lynch	48,483	PLN	12,949	USD	13,069	(120)
9/20/2017	Bank of America Merrill Lynch	211,382	PLN	55,995	USD	56,982	(987)
9/20/2017	Bank of America Merrill Lynch	485,837	PLN	128,749	USD	130,967	(2,218)
9/20/2017	Bank of America Merrill Lynch	835,395	PLN	222,091	USD	225,197	(3,106)
9/20/2017	Bank of America Merrill Lynch	112,202	PLN	29,579	USD	30,246	(667)
9/20/2017	Bank of America Merrill Lynch	482,550	PLN	127,218	USD	130,081	(2,863)
9/20/2017	Bank of America Merrill Lynch	583,537	PLN	153,326	USD	157,304	(3,978)
9/20/2017	Bank of America Merrill Lynch	48,605	PLN	12,799	USD	13,102	(303)
9/20/2017	Bank of America Merrill Lynch	28,974	PLN	7,744	USD	7,811	(67)
9/20/2017	Bank of America Merrill Lynch	166,424	PLN	44,667	USD	44,863	(196)
9/20/2017	Bank of America Merrill Lynch	10,676	PLN	2,882	USD	2,878	4
9/20/2017	Bank of America Merrill Lynch	109,859	RUB	1,890	USD	1,822	68
9/20/2017	Bank of America Merrill Lynch	493,571	RUB	8,483	USD	8,185	298
9/20/2017	Bank of America Merrill Lynch	1,596,355	RUB	26,862	USD	26,473	389

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	3,161,458	RUB	53,237	USD	$52,427	$810
9/20/2017	Bank of America Merrill Lynch	1,652,021	RUB	27,218	USD	27,396	(178)
9/20/2017	Bank of America Merrill Lynch	3,390,002	RUB	55,823	USD	56,217	(394)
9/20/2017	Bank of America Merrill Lynch	3,389,796	RUB	55,823	USD	56,214	(391)
9/20/2017	Bank of America Merrill Lynch	3,387,943	RUB	55,823	USD	56,183	(360)
9/20/2017	Bank of America Merrill Lynch	3,388,590	RUB	55,823	USD	56,194	(371)
9/20/2017	Bank of America Merrill Lynch	1,255,687	RUB	20,619	USD	20,823	(204)
9/20/2017	Bank of America Merrill Lynch	3,410,420	RUB	56,055	USD	56,556	(501)
9/20/2017	Bank of America Merrill Lynch	3,412,387	RUB	56,055	USD	56,588	(533)
9/20/2017	Bank of America Merrill Lynch	3,411,603	RUB	56,055	USD	56,575	(520)
9/20/2017	Bank of America Merrill Lynch	3,412,309	RUB	56,055	USD	56,587	(532)
9/20/2017	Bank of America Merrill Lynch	2,111,820	RUB	34,775	USD	35,021	(246)
9/20/2017	Bank of America Merrill Lynch	3,661,755	RUB	60,303	USD	60,724	(421)
9/20/2017	Bank of America Merrill Lynch	3,661,556	RUB	60,303	USD	60,720	(417)
9/20/2017	Bank of America Merrill Lynch	2,464,394	RUB	41,004	USD	40,868	136
9/20/2017	Bank of America Merrill Lynch	3,216,856	RUB	53,532	USD	53,346	186
9/20/2017	Bank of America Merrill Lynch	2,316,438	RUB	38,623	USD	38,414	209
9/20/2017	Bank of America Merrill Lynch	3,526,281	RUB	58,788	USD	58,477	311
9/20/2017	Bank of America Merrill Lynch	3,526,204	RUB	58,788	USD	58,476	312
9/20/2017	Bank of America Merrill Lynch	3,526,433	RUB	58,788	USD	58,480	308
9/20/2017	Bank of America Merrill Lynch	3,525,534	RUB	58,788	USD	58,465	323
9/20/2017	Bank of America Merrill Lynch	2,468,102	RUB	41,114	USD	40,929	185
9/20/2017	Bank of America Merrill Lynch	3,596,110	RUB	59,916	USD	59,635	281
9/20/2017	Bank of America Merrill Lynch	3,597,009	RUB	59,917	USD	59,650	267
9/20/2017	Bank of America Merrill Lynch	32,735	SEK	3,769	USD	3,900	(131)
9/20/2017	Bank of America Merrill Lynch	9,331	SEK	1,079	USD	1,112	(33)
9/20/2017	Bank of America Merrill Lynch	2,646,985	SEK	305,896	USD	315,322	(9,426)
9/20/2017	Bank of America Merrill Lynch	245,749	SEK	28,433	USD	29,275	(842)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,992	USD	306,793	(8,801)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,951	USD	306,792	(8,841)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,007	USD	306,792	(8,785)
9/20/2017	Bank of America Merrill Lynch	2,575,382	SEK	297,981	USD	306,792	(8,811)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,943	USD	306,792	(8,849)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,969	USD	306,793	(8,824)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,928	USD	306,792	(8,864)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,986	USD	306,792	(8,806)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,107	USD	306,793	(8,686)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,247	USD	306,792	(8,545)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,349	USD	306,792	(8,443)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,206	USD	306,792	(8,586)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,747	USD	224,981	(6,234)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,732	USD	224,981	(6,249)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,794	USD	224,981	(6,187)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,785	USD	224,981	(6,196)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,243	USD	306,792	(8,549)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,312	USD	306,792	(8,480)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,940	USD	224,981	(6,041)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,891	USD	224,981	(6,090)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,676	USD	224,981	(6,305)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,639	USD	224,981	(6,342)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,749	USD	224,981	(6,232)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,742	USD	224,981	(6,239)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,587	USD	$224,981	$(6,394)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,160	USD	306,792	(8,632)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	298,018	USD	306,792	(8,774)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,869	USD	306,792	(8,923)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,417	USD	224,981	(6,564)
9/20/2017	Bank of America Merrill Lynch	1,888,617	SEK	218,459	USD	224,981	(6,522)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,940	USD	306,792	(8,852)
9/20/2017	Bank of America Merrill Lynch	2,575,386	SEK	297,643	USD	306,792	(9,149)
9/20/2017	Bank of America Merrill Lynch	92,321	SEK	10,674	USD	10,998	(324)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,229	USD	19,797	(568)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,226	USD	19,797	(571)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,230	USD	19,797	(567)
9/20/2017	Bank of America Merrill Lynch	166,185	SEK	19,228	USD	19,797	(569)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,226	USD	19,797	(571)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,227	USD	19,797	(570)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,225	USD	19,797	(572)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,228	USD	19,797	(569)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,236	USD	19,797	(561)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,245	USD	19,797	(552)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,252	USD	19,797	(545)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,243	USD	19,797	(554)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,115	USD	14,517	(402)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,114	USD	14,517	(403)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,118	USD	14,517	(399)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,118	USD	14,518	(400)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,245	USD	19,797	(552)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,249	USD	19,796	(547)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,128	USD	14,518	(390)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,125	USD	14,518	(393)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,111	USD	14,518	(407)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,108	USD	14,517	(409)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,115	USD	14,517	(402)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,115	USD	14,518	(403)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,105	USD	14,517	(412)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,240	USD	19,797	(557)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,231	USD	19,797	(566)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,221	USD	19,797	(576)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,094	USD	14,518	(424)
9/20/2017	Bank of America Merrill Lynch	121,868	SEK	14,097	USD	14,518	(421)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,226	USD	19,797	(571)
9/20/2017	Bank of America Merrill Lynch	166,184	SEK	19,206	USD	19,796	(590)
9/20/2017	Bank of America Merrill Lynch	5,972	SEK	690	USD	711	(21)
9/20/2017	Bank of America Merrill Lynch	23,194	SEK	2,672	USD	2,763	(91)
9/20/2017	Bank of America Merrill Lynch	3,404	SEK	391	USD	406	(15)
9/20/2017	Bank of America Merrill Lynch	3,642	SEK	417	USD	434	(17)
9/20/2017	Bank of America Merrill Lynch	39,877	SEK	4,590	USD	4,750	(160)
9/20/2017	Bank of America Merrill Lynch	368,092	SEK	42,374	USD	43,849	(1,475)
9/20/2017	Bank of America Merrill Lynch	3,570	SEK	411	USD	425	(14)
9/20/2017	Bank of America Merrill Lynch	22,627	SEK	2,617	USD	2,695	(78)
9/20/2017	Bank of America Merrill Lynch	305,961	SEK	36,015	USD	36,448	(433)
9/20/2017	Bank of America Merrill Lynch	127,132	SEK	14,965	USD	15,145	(180)
9/20/2017	Bank of America Merrill Lynch	1,166,190	SGD	843,528	USD	848,105	(4,577)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell (Continued):
9/20/2017	Bank of America Merrill Lynch	3,765	SGD	2,725	USD	$2,738	$(13)
9/20/2017	Bank of America Merrill Lynch	1,752	SGD	1,263	USD	1,274	(11)
9/20/2017	Bank of America Merrill Lynch	543	SGD	392	USD	395	(3)
9/20/2017	Bank of America Merrill Lynch	1,809	SGD	1,315	USD	1,316	(1)
9/20/2017	Bank of America Merrill Lynch	12,110	TRY	3,349	USD	3,358	(9)
9/20/2017	Bank of America Merrill Lynch	12,033	TRY	3,325	USD	3,336	(11)
9/20/2017	Bank of America Merrill Lynch	3,806,470	TRY	1,051,590	USD	1,055,398	(3,808)
9/20/2017	Bank of America Merrill Lynch	9,401	TRY	2,590	USD	2,607	(17)
9/20/2017	Bank of America Merrill Lynch	11,249	TRY	3,104	USD	3,119	(15)
9/20/2017	Bank of America Merrill Lynch	5,905	TRY	1,644	USD	1,637	7
9/20/2017	Bank of America Merrill Lynch	565	TRY	157	USD	157	—
9/20/2017	Bank of America Merrill Lynch	230,442	TWD	7,633	USD	7,599	34
9/20/2017	Bank of America Merrill Lynch	825,242	TWD	27,347	USD	27,211	136
9/20/2017	Bank of America Merrill Lynch	2,309,810	TWD	76,287	USD	76,163	124
9/20/2017	Bank of America Merrill Lynch	166,594	TWD	5,479	USD	5,493	(14)
9/20/2017	Bank of America Merrill Lynch	331,024	TWD	10,930	USD	10,915	15
9/20/2017	Bank of America Merrill Lynch	2,288,296	TWD	75,424	USD	75,454	(30)
9/20/2017	Bank of America Merrill Lynch	168,200	ZAR	12,991	USD	12,659	332
9/20/2017	Bank of America Merrill Lynch	796,449	ZAR	60,928	USD	59,940	988
9/20/2017	Bank of America Merrill Lynch	1,686,698	ZAR	129,140	USD	126,940	2,200
9/20/2017	Bank of America Merrill Lynch	3,433,063	ZAR	262,694	USD	258,370	4,324
9/20/2017	Bank of America Merrill Lynch	2,404,686	ZAR	180,953	USD	180,975	(22)
9/20/2017	Bank of America Merrill Lynch	1,079,958	ZAR	81,798	USD	81,277	521
9/20/2017	Bank of America Merrill Lynch	77,763	ZAR	5,949	USD	5,852	97
9/20/2017	Bank of America Merrill Lynch	637,179	ZAR	48,523	USD	47,954	569
							$(1,697,803)
	Net unrealized depreciation on forward foreign currency contracts						$(918,855)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund (e)	Strategy Fund
ASSETS
Investment securities:
At cost	$528,938,967	$13,781,155	$136,672,094
At value	$526,456,120	$13,781,155	$136,775,907
Cash	47,743,075	29,965,638	62,006,923
Segregated cash at broker	—	6,629,343	—
Receivable for securities sold	99,288	—	278,846
Receivable for Fund shares sold	921,048	24,269	127,738
Interest receivable	2,695,520	—	—
Unrealized appreciation on futures contracts	—	1,048,196	2,910,462
Unrealized appreciation on forward foreign currency exchange contracts	—	373,426	1,970,095
Prepaid expenses and other assets	215,649	108,418	41,373
TOTAL ASSETS	578,130,700	51,930,445	204,111,344

LIABILITIES
Due to broker - swap contracts	2,647,923	—	1,036,673
Unrealized depreciation on swap contracts	9,129,230	—	—
Unrealized depreciation on futures contracts	—	1,931,704	7,214,034
Unrealized depreciation on forward foreign currency exchange contracts	—	726,249	2,888,950
Payable for investments purchased	4,501,126	—	4,003,532
Payable for Fund shares repurchased	1,192,675	19,223	3,917,870
Investment advisory fees payable	717,660	33,857	181,841
Distribution (12b-1) fees payable	60,934	8,654	25,425
Payable to related parties	22,703	1,495	59,956
Accrued expenses and other liabilities	3,081	45,411	42,784
TOTAL LIABILITIES	18,275,332	2,766,593	19,371,065
NET ASSETS	$559,855,368	$49,163,852	$184,740,279

Composition of Net Assets:
Paid in capital	$610,186,127	$54,323,243	$194,357,880
Accumulated undistributed net investment loss	169,783	(1,933,144)	(4,553,803)
Accumulated net realized loss from investments, futures, forward foreign exchange contracts and swaps	(38,888,465)	(1,983,749)	67,625
Net unrealized appreciation/(depreciation) of investments, futures, forward foreign exchange contracts and swaps	(11,612,077)	(1,242,498)	(5,131,423)
NET ASSETS	$559,855,368	$49,163,852	$184,740,279

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2017

	Altegris Futures Evolution	Altegris GSA Trend		Altegris Managed Futures
	Strategy Fund	Strategy Fund (e)		Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$59,411,264	$9		$74,542,227
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,340,264	1		9,325,392
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.37	$8.93	(f)	$7.99
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$9.94	$9.47		$8.48

Class C Shares:
Net Assets	$31,270,309	$—		$10,713,232
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,360,426	—		1,393,559
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$9.31	$—		$7.69

Class I Shares:
Net Assets	$379,131,891	$8,980,671		$98,384,426
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	40,525,317	1,005,236		12,112,225
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.36	$8.93		$8.12

Class N Shares:
Net Assets	$90,041,904	$40,183,172		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,612,796	4,501,773		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.37	$8.93		$—

Class O Shares:
Net Assets	$—	$—		$1,100,394
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	—		137,739
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$—	$—		$7.99

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

(e)	Altegris GSA Trend Strategy Fund commenced operations on March 17, 2017.

(f)	NAV may not recalculate due to rounding.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
June 30, 2017

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$45,855	$—	$152,411
Interest (net of foreign withholding tax of $31,043, $0, and $0, respectively)	18,857,568	49,829	841,709
TOTAL INVESTMENT INCOME	18,903,423	49,829	994,120

EXPENSES
Advisory fees	9,062,403	191,352	3,032,689
Distribution (12b-1) fees:
Class A	204,385	—	231,834
Class C	351,162	—	164,500
Class N	248,797	29,277	—
Class O	—	—	3,575
Administrative services fees	495,207	4,464	150,026
Non 12b-1 shareholder servicing fees	327,368	2,325	82,676
Transfer agent fees	189,702	13,180	50,209
Registration fees	108,124	23,218	61,740
Printing and postage expenses	95,149	4,649	35,987
Custodian fees	56,540	5,579	52,618
Audit fees	52,974	38,137	31,780
Accounting services fees	52,762	5,579	30,140
Compliance officer fees	29,622	4,649	25,744
Legal fees	24,856	10,489	41,842
Insurance expense	15,911	930	6,842
Trustees fees and expenses	14,966	3,719	14,970
Other expenses	9,576	2,324	4,439
TOTAL EXPENSES	11,339,504	339,871	4,021,611
Less: Fees waived by the Advisor	(305,925)	(81,339)	(287,366)
NET EXPENSES	11,033,579	258,532	3,734,245

NET INVESTMENT INCOME/(LOSS)	7,869,844	(208,703)	(2,740,125)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Forward exchange contracts and translations	—	(703,589)	(1,597,274)
Futures contracts	—	(2,965,114)	(4,244,442)
Investments	(6,195,230)	—	5,848,520
Swaps	(20,644,924)	—	(3,258,505)
Broker commissions	—	(45,320)	(157,431)
Net Realized Gain/(Loss)	(26,840,154)	(3,714,023)	(3,409,132)

Net change in unrealized appreciation/(depreciation) on:
Foreign currency translations	—	(6,167)	(12,809)
Forward foreign currency exchange contracts	—	(352,823)	(918,855)
Futures contracts	—	(883,508)	(4,303,572)
Investments	(16,395,392)	—	(8,673,783)
Swaps	(10,719,955)	—	(312,505)
Net Change in Unrealized Appreciation/(Depreciation)	(27,115,347)	(1,242,498)	(14,221,524)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(53,955,501)	(4,956,521)	(17,630,656)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,085,657)	$(5,165,224)	$(20,370,781)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Futures Evolution Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2017	2016

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$7,869,844	$7,477,149
Net realized gain/(loss) on investments and swaps	(26,840,154)	19,327,747
Net change in unrealized appreciation/(depreciation) on investments and swaps	(27,115,347)	18,829,170
Net increase/(decrease) in net assets resulting from operations	(46,085,657)	45,634,066

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(5,409,779)	(5,274,615)
Class C	(2,236,985)	(1,544,385)
Class I	(27,780,472)	(24,202,344)
Class N	(7,212,110)	(5,946,055)
Total distributions to shareholders	(42,639,346)	(36,967,399)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	26,900,367	59,796,257
Class C	10,308,927	14,799,959
Class I	255,064,962	219,300,621
Class N	64,440,137	59,718,250
Net asset value of shares issued in reinvestment of distributions:
Class A	5,163,647	4,970,420
Class C	2,140,877	1,447,938
Class I	24,040,584	21,507,217
Class N	5,071,540	4,115,792
Redemption fee proceeds:
Class A	1,274	4,641
Class C	299	1,504
Class I	33,408	19,730
Class N	3,725	4,905
Payments for shares redeemed:
Class A	(60,856,378)	(24,901,541)
Class C	(9,780,129)	(3,395,959)
Class I	(196,474,989)	(238,680,297)
Class N	(62,581,741)	(33,990,984)
Net increase from shares of beneficial interest transactions	63,476,510	84,718,453

NET INCREASE/(DECREASE) IN NET ASSETS	(25,248,493)	93,385,120

NET ASSETS
Beginning of Period	585,103,861	491,718,741
End of Period *	$559,855,368	$585,103,861
*Includes accumulated net investment income (loss) of:	$169,783	$31,845,707

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Futures Evolution Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2017	2016
SHARE ACTIVITY
Class A:
Shares Sold	2,677,515	5,511,354
Shares Reinvested	526,196	472,576
Shares Redeemed	(6,096,873)	(2,325,189)
Net increase/(decrease) in shares of beneficial interest outstanding	(2,893,162)	3,658,741

Class C:
Shares Sold	994,701	1,383,201
Shares Reinvested	220,519	138,747
Shares Redeemed	(993,320)	(319,185)
Net increase in shares of beneficial interest outstanding	221,900	1,202,763

Class I:
Shares Sold	25,304,267	20,298,034
Shares Reinvested	2,459,433	2,039,688
Shares Redeemed	(19,884,279)	(21,901,054)
Net increase in shares of beneficial interest outstanding	7,879,421	436,668

Class N:
Shares Sold	6,403,428	5,515,950
Shares Reinvested	518,659	391,709
Shares Redeemed	(6,334,238)	(3,180,569)
Net increase in shares of beneficial interest outstanding	587,849	2,727,090

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

Altegris GSA Trend
Strategy Fund
For the Period Ended
June 30,
2017^

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(208,703)
Net realized loss on futures and foreign exchange contracts	(3,714,023)
Net change in unrealized depreciation on futures and foreign exchange contracts	(1,242,498)
Net decrease in net assets resulting from operations	(5,165,224)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class I	14,748,153
Class N	49,583,561
Redemption fee proceeds:
Class I	176
Class N	39
Payments for shares redeemed:
Class I	(4,750,719)
Class N	(5,252,144)
Net increase from shares of beneficial interest transactions	54,329,076

NET INCREASE IN NET ASSETS	49,163,852

NET ASSETS
Beginning of Period	—
End of Period *	$49,163,852
*Includes accumulated net investment loss of:	$(1,933,144)

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	1,503,161
Shares Redeemed	(497,925)
Net increase in shares of beneficial interest outstanding	1,005,236

Class N:
Shares Sold	5,059,597
Shares Redeemed	(557,824)
Net increase in shares of beneficial interest outstanding	4,501,773

^	Altegris GSA Trend Strategy Fund commenced operations on March 17, 2017.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Managed Futures Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2017	2016

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(2,740,125)	$(3,582,125)
Net realized gain/(loss) on investments, futures, forward foreign exchange contracts and swaps	(3,409,132)	16,328,542
Net change in unrealized appreciation/(depreciation) on investments, futures, forward foreign exchange contracts and swaps	(14,221,524)	7,277,777
Net increase/(decrease) in net assets resulting from operations	(20,370,781)	20,024,194

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(6,828,773)	(8,236,602)
Class C	(1,145,475)	(1,506,367)
Class I	(5,844,672)	(7,774,248)
Class O	(104,482)	(178,332)
Total distributions to shareholders	(13,923,402)	(17,695,549)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	39,404,740	45,068,923
Class C	2,932,890	4,822,140
Class I	108,807,638	82,397,817
Class O	665,734	699,694
Net asset value of shares issued in reinvestment of distributions:
Class A	2,891,362	3,972,767
Class C	950,673	1,160,095
Class I	3,631,334	4,859,651
Class O	100,077	175,069
Redemption fee proceeds:
Class A	418	558
Class C	880	104
Class I	1,065	3,585
Class O	1,123	11
Payments for shares redeemed:
Class A	(57,435,033)	(32,387,625)
Class C	(10,727,294)	(3,865,907)
Class I	(105,740,960)	(92,659,385)
Class O	(1,112,409)	(1,197,496)
Net increase/(decrease) from shares of beneficial interest transactions	(15,627,762)	13,050,001

NET INCREASE/(DECREASE) IN NET ASSETS	(49,921,945)	15,378,646

NET ASSETS
Beginning of Period	234,662,224	219,283,578
End of Period *	$184,740,279	$234,662,224
*Includes accumulated net investment income/(loss) of:	$(4,553,803)	$13,922,767

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Managed Futures Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2017	2016
SHARE ACTIVITY
Class A:
Shares Sold	4,502,776	4,797,768
Shares Reinvested	341,365	442,895
Shares Redeemed	(6,592,970)	(3,454,210)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,748,829)	1,786,453

Class C:
Shares Sold	343,670	528,470
Shares Reinvested	115,936	133,344
Shares Redeemed	(1,285,145)	(426,397)
Net increase/(decrease) in shares of beneficial interest outstanding	(825,539)	235,417

Class I:
Shares Sold	12,516,497	8,698,509
Shares Reinvested	423,232	535,804
Shares Redeemed	(11,839,394)	(9,727,437)
Net increase/(decrease) in shares of beneficial interest outstanding	1,100,335	(493,124)

Class O:
Shares Sold	74,305	74,578
Shares Reinvested	11,815	19,539
Shares Redeemed	(126,046)	(127,777)
Net decrease in shares of beneficial interest outstanding	(39,926)	(33,660)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class A
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	June 30,	June 30,	June 30,		September 30,	September 30,		September 30,
	2017	2016	2015 *		2014	2013		2012 (1)

Net asset value, beginning of period	$10.84	$10.68	$10.73		$9.25	$9.85		$10.00

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.12	0.15	0.11		0.10	(0.01)		(0.10)
Net realized and unrealized gain/(loss) on investments	(0.90)	0.82	1.06		1.53	(0.55)		—
Total from investment operations	(0.78)	0.97	1.17		1.63	(0.56)		(0.10)

Less distributions from:
Net investment income	(0.69)	(0.81)	(1.22)		(0.15)	(0.02)		(0.05)
Net realized gains	—	—	—		—	(0.02)		—
Total distributions	(0.69)	(0.81)	(1.22)		(0.15)	(0.04)		(0.05)

Redemption fees collected (3)	0.00	0.00	0.00		0.00	0.00		0.00

Net asset value, end of period	$9.37	$10.84	$10.68		$10.73	$9.25		$9.85

Total return (4)	(7.36)%	9.63%	11.02	% (5)	(17.79)%	(5.68	)% (6)	(1.04	)% (5,6)

Net assets, at end of period (000s)	$59,411	$100,131	$59,517		$30,795	$73,686		$64,613

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.99%	1.97%	1.98	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94%	1.94%	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.14%	1.36%	1.27	% (8)	1.04%	(0.08)%		(1.13	)% (8)

Portfolio Turnover Rate	77%	59%	68	% (5)	97%	82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class A commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.99%	1.97%	1.98	% (8)	2.08%	2.29%	2.41	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94%	1.94%	1.94	% (8)	1.94%	2.23%	2.25	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.13%	1.32%	1.26	% (8)	1.04%	0.06%	0.36	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class C
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	June 30,	June 30,	June 30,		September 30,	September 30,		September 30,
	2017	2016	2015 *		2014	2013		2012 (1)

Net asset value, beginning of period	$10.78	$10.57	$10.63		$9.18	$9.83		$10.13

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.04	0.07	0.04		0.03	(0.08)		(0.12)
Net realized and unrealized gain/(loss) on investments	(0.88)	0.83	1.07		1.50	(0.55)		(0.18)
Total from investment operations	(0.84)	0.90	1.11		1.53	(0.63)		(0.30)

Less distributions from:
Net investment income	(0.63)	(0.69)	(1.17)		(0.08)	(0.00	) (3)	(0.00	) (3)
Net realized gains	—	—	—		—	(0.02)		—
Total distributions	(0.63)	(0.69)	(1.17)		(0.08)	(0.02)		0.00	(3)

Redemption fees collected (3)	0.00	0.00	0.00		0.00	0.00		0.00

Net asset value, end of period	$9.31	$10.78	$10.57		$10.63	$9.18		$9.83

Total return (4)	(8.02)%	8.93%	10.46	% (5)	(16.82)%	(6.42	)% (6)	(2.93)% (5,6)

Net assets, at end of period (000s)	$31,270	$33,831	$20,459		$7,274	$6,932		$2,630

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.74%	2.72%	2.73	% (8)	2.83%	3.20%		4.63	% (8)
Ratio of net expenses to average net assets (10)	2.69%	2.69%	2.69	% (8)	2.69%	3.13%		4.47	% (8)
Ratio of net investment income to average net assets (11)	0.40%	0.62%	0.52	% (8)	(0.29)%	(0.83)%		(1.95	)% (8)

Portfolio Turnover Rate	77%	59%	68	% (5)	97%	82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class C Shares commenced operations on February 16, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.74%	2.72%	2.73	% (8)	2.83%	3.04%	3.16	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	2.69%	2.69%	2.69	% (8)	2.69%	2.98%	3.00	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.39%	0.58%	0.52	% (8)	(0.29)%	(0.69)%	(0.48	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class I
	Year Ended	Year Ended	Period Ended		Year Ended		Year Ended		Period Ended
	June 30,	June 30,	June 30,		September 30,		September 30,		September 30,
	2017	2016	2015 *		2014		2013		2012 (1)

Net asset value, beginning of period	$10.82	$10.70	$10.75		$9.27		$9.86		$10.00

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.14	0.17	0.13		0.13		0.02		(0.07)
Net realized and unrealized gain/(loss) on investments	(0.88)	0.83	1.06		1.53		(0.55)		(0.01)
Total from investment operations	(0.74)	1.00	1.19		1.66		(0.53)		(0.08)

Less distributions from:
Net investment income	(0.72)	(0.88)	(1.24)		(0.18)		(0.04)		(0.06)
Net realized gains	—	—	—		—		(0.02)		—
Total distributions	(0.72)	(0.88)	(1.24)		(0.18)		(0.06)		(0.06)

Redemption fees collected (3)	0.00	0.00	0.00		0.00		0.00		0.00

Net asset value, end of period	$9.36	$10.82	$10.70		$10.75		$9.27		$9.86

Total return (4)	(7.05)%	9.94%	11.20	% (5)	(18.07	)% (6)	(5.44	)% (6)	(0.77	)% (5,6)

Net assets, at end of period (000s)	$379,132	$353,331	$344,564		$201,388		$162,008		$94,992

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.74%	1.72%	1.74	% (8)	1.83%		2.20%		3.63	% (8)
Ratio of net expenses to average net assets (10)	1.69%	1.69%	1.69	% (8)	1.69%		2.13%		3.47	% (8)
Ratio of net investment income to average net assets (11)	1.41%	1.57%	1.51	% (8)	1.29%		(0.17)%		(0.79	)% (8)

Portfolio Turnover Rate	77%	59%	68	% (5)	97%		82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class I commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.74%	1.72%	1.74	% (8)	1.83%	2.04%	2.16	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.69%	1.69%	1.69	% (8)	1.69%	1.98%	2.00	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.40%	1.53%	1.50	% (8)	1.29%	0.31%	0.68	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	June 30,	June 30,	June 30,		September 30,	September 30,		September 30,
	2017	2016	2015 *		2014	2013		2012 (1)

Net asset value, beginning of period	$10.84	$10.67	$10.72		$9.25	$9.84		$10.00

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.12	0.14	0.11		0.10	(0.01)		(0.11)
Net realized and unrealized gain/(loss) on investments	(0.90)	0.83	1.06		1.52	(0.54)		—
Total from investment operations	(0.78)	0.97	1.17		1.62	(0.55)		(0.11)

Less distributions from:
Net investment income	(0.69)	(0.80)	(1.22)		(0.15)	(0.02)		(0.05)
Net realized gains	—	—	—		—	(0.02)		—
Total distributions	(0.69)	(0.80)	(1.22)		(0.15)	(0.04)		(0.05)

Redemption fees collected (3)	0.00	0.00	0.00		0.00	0.00		0.00

Net asset value, end of period	$9.37	$10.84	$10.67		$10.72	$9.25		$9.84

Total return (4)	(7.35)%	9.71%	11.04	% (5)	(17.69)%	(5.58	)% (6)	(1.15	)% (5,6)

Net assets, at end of period (000s)	$90,042	$97,811	$67,179		$43,434	$56,717		$89,002

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.99%	1.97%	1.99	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94%	1.94%	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.15%	1.33%	1.27	% (8)	(1.04)%	(0.08)%		(1.22	)% (8)

Portfolio Turnover Rate	77%	59%	68	% (5)	97%	82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class N commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.99%	1.97%	1.99	% (8)	2.08%	2.29%	2.41	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94%	1.94%	1.94	% (8)	1.94%	2.23%	2.25	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.13%	1.29%	1.26	% (8)	1.04%	0.06%	0.25	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

Altegris GSA Trend Strategy Fund Class A
Period Ended
June 30,
2017 (1)

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.11)
Net realized and unrealized loss on investments	(0.96)
Total from investment operations	(1.07)

Net asset value, end of period	$8.93

Total return (3,4)	(10.70)%

Net assets, at end of period	$9

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (5,6,7)	1.85%
Ratio of net expenses to average net assets (6,8)	1.85%
Ratio of net investment loss to average net assets (6,9)	(1.85)%

Portfolio Turnover Rate (4)	0%

(1)	Class A commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized for periods less than one full year.

(7)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited (5,6)	1.85%

(8)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited (6)	1.85%

(9)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited (6)	(1.85)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Altegris GSA Trend Strategy Fund Class I
Period Ended
June 30,
2017 (1)

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.03)
Net realized and unrealized loss on investments	(1.04)
Total from investment operations	(1.07)

Redemption fees collected (3)	0.00

Net asset value, end of period	$8.93

Total return (4,5)	(10.70)%

Net assets, at end of period (000s)	$8,981

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,7,8)	2.34%
Ratio of net expenses to average net assets (7,9)	1.60%
Ratio of net investment loss to average net assets (7,10)	(1.23)%

Portfolio Turnover Rate (5)	0%

(1)	Class I shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6,7)	2.34%

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	1.60%

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	(1.27)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Altegris GSA Trend Strategy Fund Class N
Period Ended
June 30,
2017 (1)

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized loss on investments	(1.03)
Total from investment operations	(1.07)

Redemption fees collected (3)	0.00

Net asset value, end of period	$8.93

Total return (4,5)	(10.70)%

Net assets, at end of period (000s)	$40,183

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,7,8)	2.38%
Ratio of net expenses to average net assets (7,9)	1.85%
Ratio of net investment loss to average net assets (7,10)	(1.49)%

Portfolio Turnover Rate (5)	0%

(1)	Class N shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6,7)	2.38%

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	1.85%

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	(1.54)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.56	$9.51	$8.91	$8.98	$9.63

Income/(loss) from investment operations:
Net investment loss (1)	(0.12)	(0.16)	(0.17)	(0.16)	(0.22)
Net realized and unrealized gain/(loss) on investments	(0.80)	1.05	0.77	0.09	(0.43)
Total from investment operations	(0.92)	0.89	0.60	(0.07)	(0.65)

Less distributions from:
Net investment income	(0.65)	(0.84)	—	—	—
Total distributions	(0.65)	(0.84)	—	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$7.99	$9.56	$9.51	$8.91	$8.98

Total return (3)	(8.96)%	9.91%	(6.73)%	(0.78)%	6.75%

Net assets, at end of period (000s)	$74,542	$105,874	$88,326	$116,598	$275,579

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.04%	1.98%	1.99%	2.01%	2.48%
Ratio of net expenses to average net assets (5,7)	1.90%	1.90%	1.90%	1.90%	2.42%
Ratio of net investment loss to average net assets (5,8)	(1.41)%	(1.68)%	(1.79)%	(1.79)%	(2.30)%

Portfolio Turnover Rate	472%	231%	179%	346%	277%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.04%	1.98%	1.99%	2.01%	1.96%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.90%	1.90%	1.90%	(1.90)%	1.90%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(1.46)%	(1.71)%	(1.79)%	(1.80)%	(1.79)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.23	$9.21	$8.70	$8.83	$9.54

Income/(loss) from investment operations:
Net investment loss (1)	(0.19)	(0.22)	(0.23)	(0.22)	(0.29)
Net realized and unrealized gain/(loss) on investments	(0.77)	1.10	0.74	0.09	(0.42)
Total from investment operations	(0.96)	0.88	0.51	(0.13)	(0.71)

Less distributions from:
Net investment income	(0.58)	(0.86)	—	—	—
Total distributions	(0.58)	(0.86)	—	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$7.69	$9.23	$9.21	$8.70	$8.83

Total return (3)	(9.63)%	9.08%	5.86%	(1.47)%	(7.44)%

Net assets, at end of period (000s)	$10,713	$20,483	$18,268	$18,457	$24,838

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.79%	2.73%	2.74%	2.76%	3.23%
Ratio of net expenses to average net assets (5,7)	2.65%	2.65%	2.65%	2.65%	3.17%
Ratio of net investment loss to average net assets (5,8)	(2.17)%	(2.43)%	(2.54)%	(2.54)%	(3.05)%

Portfolio Turnover Rate	472%	231%	179%	346%	277%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.79%	2.73%	2.74%	2.76%	2.71%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	2.65%	2.65%	2.65%	2.65%	2.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(2.23)%	(2.47)%	(2.54)%	(2.55)%	(2.54)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2015	2014	2013

Net asset value, beginning of period	$9.68	$9.62	$8.99	$9.04	$9.67

Income (loss) from investment operations:
Net investment loss (1)	(0.10)	(0.14)	(0.15)	(0.14)	(0.20)
Net realized and unrealized gain/(loss) on investments	(0.78)	0.97	0.78	0.09	(0.43)
Total from investment operations	(0.88)	0.83	0.63	(0.05)	(0.63)

Less distributions from:
Net investment income	(0.68)	(0.77)	—	—	—
Total distributions	(0.68)	(0.77)	—	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.12	$9.68	$9.62	$8.99	$9.04
Total return (3)	(8.72)%	10.19%	7.01%	(0.55)%	6.51%
Net assets, at end of period (000s)	$98,384	$106,609	$110,681	$149,407	$530,964

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	1.79%	1.73%	1.74%	1.76%	2.23%
Ratio of net expenses to average net assets (5,7)	1.65%	1.65%	1.65%	1.65%	2.17%
Ratio of net investment loss to average net assets (5,8)	(1.15)%	(1.43)%	(1.54)%	(1.54)%	(2.05)%

Portfolio Turnover Rate	472%	231%	179%	346%	277%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	1.79%	1.73%	1.74%	1.76%	1.71%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.65%	1.65%	1.65%	1.65%	1.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(1.21)%	(1.46)%	(1.54)%	(1.55)%	(1.54)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class O
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2015	2014	2013 (1)

Net asset value, beginning of period	$9.55	$9.51	$8.91	$8.98	$9.52

Income/(loss) from investment operations:
Net investment loss (2)	(0.13)	(0.16)	(0.17)	(0.16)	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.79)	1.05	0.77	0.09	(0.47)
Total from investment operations	(0.92)	0.89	0.60	(0.07)	(0.54)

Less distributions from:
Net investment income	(0.65)	(0.85)	—	—	—
Total distributions	(0.65)	(0.85)	—	—	—

Redemption fees collected	0.01	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$7.99	$9.55	$9.51	$8.91	$8.98
Total return (4)	(8.95)%	9.91%	(6.73)%	(0.78)%	(5.67	)% (5)
Net assets, at end of period (000s)	$1,100	$1,696	$2,009	$893	$349

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (6,7,9)	2.04%	1.97%	1.97%	2.01%	2.48	% (8)
Ratio of net expenses to average net assets (7,10)	1.90%	1.90%	1.90%	1.90%	2.42	% (8)
Ratio of net investment loss to average net assets (7,11)	(1.41)%	(1.68)%	(1.80)%	(1.79)%	(2.30	)% (8)

Portfolio Turnover Rate	472%	231%	179%	346%	277	% (5)

(1)	Class O shares commenced operations on March 13, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (6,7)	2.04%	1.97%	1.97%	2.01%	1.95	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	1.90%	1.90%	1.90%	1.90%	1.90	% (8)

(11)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	(1.47)%	(1.72)%	(1.80)%	(1.80)%	(1.79	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund, and Altegris Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s commencement date, diversification status and investment objectives are as follows:

	Commencement	Diversification	Investment Objective
	Date	Status
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation
Altegris GSA Trend Strategy Fund	March 17, 2017	Diversified	Long term capital appreciation through utilization of an absolute return strategy
Altegris Managed Futures Strategy Fund	August 26, 2010	Diversified	Achieve positive absolute returns in rising and falling equity markets and do so with less volatility than major equity market indices

The Altegris Futures Evolution Strategy Fund (the “Futures Evolution Strategy Fund”) offers Class A, Class C, Class I, and Class N shares. The Altegris GSA Trend Strategy Fund (the “GSA Trend Strategy Fund”) offers Class A, Class I, and Class N shares. The Altegris Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) offers Class A, Class C, Class I, and Class O shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C, Class N, and Class O shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class of each Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-8. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for each Fund’s assets and liabilities measured at fair value:

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Unaffiliated Trading Companies	$—	$17,434,821	$—	$17,434,821
Common Stock	383,594	—	—	383,594
Warrant	150	—	—	150
Structured Note	—	26,805,494	—	26,805,494
Bonds and Notes	—	422,376,158	—	422,376,158
Short-Term Investments	—	59,455,903	—	59,455,903
Total	$383,744	$526,072,376	$—	$526,456,120
Liabilities *
Swap Contract	$—	$9,129,230	$—	$9,129,230
Derivative Total	—	9,129,230	—	9,129,230
Total	$—	$516,943,146	$—	$517,326,890

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

ALTEGRIS GSA TREND STRATEGY FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
U.S. Treasury Bills	$—	$13,781,155	$—	13,781,155
Futures Contracts	1,048,196	—	—	1,048,196
Currency Contracts	—	373,426	—	373,426
Total:	$1,048,196	$14,154,581	$—	$15,202,777

Liabilities
Futures	$1,931,704	$—	$—	$1,931,704
Currency Contracts	—	726,249	—	726,249
Derivative Total	1,931,704	726,249	—	2,657,953
Total:	$(883,508)	$13,428,332	$—	$12,544,824

ALTEGRIS MANAGED FUTURES STRATEGY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$12,297,169	$—	$—	$12,297,169
Certificates of Deposit	—	9,600,000	—	9,600,000
Commercial Paper	—	22,762,519	—	22,762,519
Discount Agency Notes	—	92,116,219	—	92,116,219
Derivatives
Futures Contracts	2,910,462	—	—	2,910,462
Currency Contracts	—	1,970,095	—	1,970,095
Total:	$15,207,631	$126,448,833	$—	$141,656,464
Liabilities *	Level 1	Level 2	Level 3	Total
Derivatives
Futures	$7,214,034	$—	$—	$7,214,034
Currency Contracts	—	2,888,950	—	2,888,950
Total:	7,214,034	2,888,950	—	10,102,984

*	Refer to the Consolidated Portfolios of Investments for security classification.

There were no transfers between levels during the current period presented. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

The Funds did not hold any Level 3 securities as of June 30, 2017.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT, AMFS, and AFES (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

AFES invests in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more “managed futures” programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at June 30, 2017, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of each Fund’s investment in the CFCs is as follows:

	Inception Date of	AFES Net Assets at	% of Fund Net Assets at
	AFES	June 30, 2017	June 30, 2017
AFES	10/31/2011	$ 112,391,037	20.1%

	Inception Date of	AGSAT Net Assets at	% of Fund Net Assets at
	AGSAT	June 30, 2017	June 30, 2017
AGSAT	3/17/2017	$ 3,517,115	7.2%

	Inception Date of	AMFS Net Assets at	% of Fund Net Assets at
	AMFS	June 30, 2017	June 30, 2017
AMFS	09/11/10	$ 6,415,969	3.4%

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the Altegris Futures Evolution Strategy Fund, and annually for the Altegris GSA Trend Strategy Fund and the Altegris Managed Futures Strategy Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2014-2016) or expected to be taken in each Fund’s 2017 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES, AGSAT, and AMFS are exempted Cayman investment companies. AFES, AGSAT, and AMFS have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES, AGSAT, and AMFS are CFCs and as such are not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause the Funds to lose money. A liquidation payment

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a fund’s volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Funds’ valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year or period ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Altegris Futures Evolution Strategy Fund	$412,804,413	$369,368,468
Altegris GSA Trend Strategy Fund	—	—
Altegris Managed Futures Strategy Fund	93,402,484	92,184,584

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Altegris Futures Evolution Strategy Fund invests in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays product or other counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2017:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation/(depreciation) on futures contracts

Forward Foreign Currency Exchange Contracts	Unrealized appreciation/(depreciation) on forward foreign currency exchange contracts
Derivative Investment Type	Liability Derivatives
Total Return Swaps	Unrealized appreciation/(depreciation) on swap contracts

Futures Contracts	Unrealized appreciation/(depreciation) on futures contracts

Forward Foreign Currency Exchange Contracts	Unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

Altegris Futures Evolution Strategy Fund
Total Return Swaps	$(9,129,230)
$(9,129,230)

Altegris GSA Trend Strategy Fund

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Forward Foreign
Exchange Contracts	$—	$—	$(352,823)	$—	$(352,823)
Futures Contracts	(21,109)	(466,083)	(64,634)	(331,682)	(883,508)
	$(21,109)	$(466,083)	$(417,457)	$(331,682)	$(1,236,331)

Altegris Managed Futures Strategy Fund

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$(235,497)	$(3,165,426)	$(251,110)	$(651,539)	$(4,303,572)
Forward Foreign
Exchange Contracts	—	—	(918,855)	—	(918,855)
	$(235,497)	$(3,165,426)	$(1,169,965)	$(651,539)	$(5,222,427)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Operations for the periods ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Swaps	Net realized gain/(loss) on swaps
Net change unrealized appreciation/(depreciation) on swaps
Futures Contracts	Net realized gain/(loss) from future contracts
Net change unrealized appreciation/(depreciation) on future contracts

The effect of Derivative Instruments on the Consolidated Statement of Operations for the periods ended June 30, 2017:

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

			Change in
			Unrealized
Contract Type/	Location of Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized loss on swap contract	$(20,644,924)
Equity Risk	Net change in unrealized depreciation on swap contract		$(10,719,955)
Total		$(20,644,924)	$(10,719,955)

ALTEGRIS GSA TREND STRATEGY FUND

			Change in
		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Gain/(Loss)	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Risk	Net realized loss on future contract	$(1,088,516)
Currency Risk	Net realized loss on future contract	$(427,995)
	Net realized loss on foreign currency	$(703,589)
Equity Risk	Net realized loss on future contract	$149,213

Interest Rate Risk	Net realized gain on future contract	$(1,597,816)
Commodity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$(331,682)
Currency Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$(64,634)
	Net change in unrealized appreciation/(depreciation) on forward foreign exchange contracts		$(352,823)

Equity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$(21,109)
Interest Rate Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$(466,083)
Total		$(3,668,703)	$(1,236,331)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

ALTEGRIS MANAGED FUTURES STRATEGY FUND

			Change in
			Unrealized
			Appreciation/
Contract Type/	Location of Gain/Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized loss on swap contract	$(3,258,505)
Currency Risk	Net realized loss on foreign currency	$(1,597,274)
Commodity Risk	Net realized loss on futures contracts	$(1,843,463)
Currency Risk	Net realized loss on futures contracts	$(1,087,380)

Equity Risk	Net realized loss on futures contracts	$937,265

Interest Risk	Net realized loss on futures contracts	$(2,250,864)

Equity Risk	Net change in unrealized appreciation on swaps		$(312,505)

Commodity Risk	Net change in unrealized depreciation on futures contracts		$(651,539)
Currency Risk	Net change in unrealized depreciation on futures contracts		$(251,110)
	Net change in unrealized depreciation on forward contracts		$(918,855)
Equity Risk	Net change in unrealized depreciation on futures contracts		$(235,497)
Interest Risk	Net change in unrealized depreciation on futures contracts		$(3,165,426)
Total		$(9,100,221)	$(5,534,932)

The notional value of the derivative instruments outstanding as of June 30, 2017 as disclosed in the Consolidated Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

Offsetting of Financial Assets and Derivative Assets

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable by law.

As of June 30, 2017, the Funds hold financial instruments and derivative instruments that are eligible for offset in the statement of assets and liabilities and are subject to a master netting arrangement. The master netting arrangement allows the counterparty or the Funds to net any collateral held on behalf of the Funds or the counterparty or liabilities or payment obligations of the counterparty or the Funds against any liabilities or payment obligations of the Funds or the counterparty to each other.

The Funds have not elected to offset assets and liabilities in the statement of assets and liabilities.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

The following tables provide disclosure regarding the potential effect of offsetting of recognized assets and liabilities presented in the statements of assets and liabilities had the Funds elected to offset:

Altegris GSA Trend Strategy Fund

Assets
				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$373,426	$—	$373,426	$(373,426)	$—
Futures Contracts	1,048,196	—	1,048,196	(1,048,196)	$—
Total	$1,421,622	$—	$1,421,622	$(1,421,622)	$—

Liabilities
				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$(726,249)	$—	$(726,249)	$373,426	$(352,823)
Futures Contracts	(1,931,704)	—	(1,931,704)	1,048,196	$(883,508)
Total	$(2,657,953)	$—	$(2,657,953)	$1,421,622	$(1,236,331)

Altegris Managed Futures Strategy Fund

Assets
				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$1,970,095	$—	$1,970,095	$(1,970,095)	$—
Futures Contracts	2,910,462	—	2,910,462	(2,910,462)	$—
Total	$4,880,557	$—	$4,880,557	$(4,880,557)	$—

Liabilities
				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$(2,888,950)	$—	$(2,888,950)	$1,970,095	$(918,855)
Futures Contracts	(7,214,034)	—	(7,214,034)	2,910,462	$(4,303,572)
Total	$(10,102,984)	$—	$(10,102,984)	$4,880,557	$(5,222,427)

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor. The Advisor delegates managements of the Altegris Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor. The Advisor delegates managements of the Altegris GSA Trend Strategy Fund’s portfolio to GSA Capital Partners LLP who serves as the Fund’s sub-advisor. The Advisor delegates management of the Altegris Managed Futures Strategy Fund to Crabel Capital Management, LLC, Centurion Investment Management, LLC, GSA Capital Partners LLP, J.P. Morgan Investment Management, Inc., Millburn Ridgefield Corporation, Phase Capital LP, QMS Capital Management LP and Three Rock Capital Management Limited who serve as the sub-advisors.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund pay the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. The Altegris GSA Trend Strategy Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net asset at an annual rate of 1.35%. Pursuant to a sub-advisory agreement between the Advisor and each Sub-Advisor, the Sub-Advisors are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of each Fund’s average daily net assets. The Sub-Advisors are paid by the Advisor not by the Funds. During the year or period ended June 30, 2017, the Advisor earned the following in advisory fees:

ADVISORY FEES
Altegris Futures Evolution Strategy Fund	$9,062,403
Altegris GSA Trend Strategy Fund	191,352
Altegris Managed Futures Strategy Fund	3,032,689

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2017 for Altegris Futures Evolution and Altegris Managed Futures, and at least until October 31, 2018 for Altegris GSA Trend Strategy Fund, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

	Class A	Class C	Class I	Class N
Altegris Futures Evolution Strategy Fund	1.94%	2.69%	1.69%	1.94%
Altegris GSA Trend Strategy Fund	1.85%	N/A	1.60%	1.85%

	Class A	Class C	Class I	Class O
Altegris Managed Futures Strategy Fund	1.90%	2.65%	1.65%	1.90%

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

During the year or period ended June 30, 2017, the Advisor waived the following amounts:

WAIVED FEES
Altegris Futures Evolution Strategy Fund	$305,925
Altegris GSA Trend Strategy Fund	81,339
Altegris Managed Futures Strategy Fund	287,366

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Funds’ operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

ALTEGRIS FUTURES		ALTEGRIS GSA TREND			ALTEGRIS MANAGED
EVOLUTION STRATEGY FUND		STRATEGY FUND			FUTURES STRATEGY FUND
Sep-17	$386,313	Jun-20	81,339	;	Jun-17	571,492
Jun-18	158,179		$81,339		Jun-18	230,827
Jun-19	143,860				Jun-19	174,316
Jun-20	305,925				Jun-20	287,366
	$994,277					$1,264,001

On September 30, 2016, $197,198 of previously waived fees expired without recoupment by the Advisor for the Altegris Futures Evolution Strategy Fund.

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N, and Class O shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, 0.25%, and 0.25% of the average daily net assets attributable to Class A, Class C, Class N, and Class O shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the year or period ended June 30, 2017, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund
Class A	$204,385	$—	$231,834
Class C	351,162	N/A	164,500
Class N	248,797	29,277	N/A
Class O	N/A	N/A	3,575

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, and Class C shares. During the year or period ended June 30, 2017, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Funds and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Altegris Futures Evolution Strategy Fund	$159,640	$103,371	$22,635	$3,742
Altegris GSA Trend Strategy Fund	—	N/A	—	N/A
Altegris Managed Futures Strategy Fund	27,762	23,558	3,951	1,529

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

The Funds are part of a series of Altegris Mutual Funds (“Family”) comprised of the Funds, Altegris Multi-Strategy Alternative Fund and Altegris AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the year or period ended June 30, 2017, redemption fees for the Funds were as follows:

	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund
Class A	$1,274	$—	$418
Class C	299	N/A	880
Class I	33,408	176	1,065
Class N	3,725	39	N/A
Class O	N/A	N/A	1,123

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

For the period ended June 30, 2017
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Altegris Futures Evolution Strategy Fund	$42,547,503	$—	$91,843	$42,639,346
Altegris GSA Trend Strategy Fund	—	—	—	—
Altegris Managed Futures Strategy Fund	13,922,986	—	416	13,923,402

For the period ended June 30, 2016
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Altegris Futures Evolution Strategy Fund	$36,967,399	$—	$—	$36,967,399
Altegris GSA Trend Strategy Fund	—	—	—	—
Altegris Managed Futures Strategy Fund	—	—	—	—

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Futures Evolution Fund	$—	$—	$(9,385,377)	$(35,713,766)	$(2,487,884)	$(2,743,732)	$(50,330,759)
GSA Trend Strategy Fund	—	—	—	(1,538,644)	(3,072,124)	(548,623)	(5,159,391)
Managed Futures Strategy Fund	—	—	—	(538,014)	(5,667,617)	(3,411,970)	(9,617,601)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, the mark to market treatment of open futures contracts, and tax adjustments for bonds and the Funds’ wholly owned subsidiary.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Futures Evolution Fund	$2,487,884
GSA Trend Strategy Fund	751,517
Managed Futures Strategy Fund	98,379

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Altegris Futures Evolution Strategy Fund	$6,282,867	$3,102,510	$9,385,377	Non-expiring
Altegris GSA Trend Strategy Fund	—	—	—
Altegris Managed Futures Strategy Fund	—	—	—

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Permanent book and tax differences, primarily attributable to adjustments related to the reclassification of Fund distributions, the Funds’ holdings in controlled foreign corporations (CFCs) and the book/tax basis treatment of foreign currency gains/(losses), paydowns, and defaulted bonds, resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Altegris Futures Evolution Strategy Fund	$(91,843)	$3,093,578	$(3,001,735)
Altegris GSA Trend Strategy Fund	(5,833)	(1,724,441)	1,730,274
Altegris Managed Futures Strategy Fund	(1,663,495)	(1,813,043)	3,476,538

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
The Northern Lights Fund Trust:

We have audited the accompanying consolidated statement of assets and liabilities, including the portfolios of investments, of the Altegris Futures Evolution Fund, Altegris Managed Futures Fund, and Altegris GSA Trend Strategy Fund (the “Funds”) as of June 30, 2017, the related consolidated statement of operations for the year then ended (as to the Altegris GSA Trend Strategy Fund, for the period March 17, 2017 (commencement of operations) through June 30, 2017), the consolidated statements of changes in net assets for each of the two years in the period then ended (as to the Altegris GSA Trend Strategy Fund, for the period March 17, 2017 (commencement of operations) through June 30, 2017), and the consolidated financial highlights for each the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. The consolidated financial highlights for Altegris Futures Evolution Fund for the year ended September 30, 2014 and the consolidated financial highlights for each of the three years in the period ended September 30, 2014 were audited by other auditors whose report, dated November 26, 2014 expressed an unqualified opinion on those statements. The consolidated financial highlights of Altegris Managed Futures Strategy Fund for each of the three years in the period ended June 30, 2014 were audited by other auditors whose report, dated August 27, 2014, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Altegris Futures Evolution Fund, Altegris Managed Futures Fund, and Altegris GSA Trend Strategy Fund as of June 30, 2017, the results of their consolidated operations for the year then ended, the consolidated changes in their net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Costa Mesa, California
August 29, 2017

Altegris Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2017 and ending June 30, 2017.

Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Altegris Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	1/1/2017	6/30/2017	1/1/17 – 6/30/17
Class A	1.94%	$1,000.00	$981.80	$9.53
Class C	2.69%	$1,000.00	$978.60	$13.20
Class I	1.69%	$1,000.00	$983.80	$8.31
Class N	1.94%	$1,000.00	$981.80	$9.53

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	1/1/2017	6/30/2017	1/1/17 – 6/30/17
Class A	1.94%	$1,000.00	$1,015.17	$9.69
Class C	2.69%	$1,000.00	$1,011.46	$13.42
Class I	1.69%	$1,000.00	$1,016.41	$8.45
Class N	1.94%	$1,000.00	$1,015.17	$9.69

Altegris Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2017

Altegris GSA Trend Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period ^
Expenses	Ratio	3/17/2017	6/30/2017	3/17/17 – 6/30/17
Class A	1.85%	$1,000.00	$893.00	$5.09
Class I	1.60%	$1,000.00	$893.00	$4.40
Class N	1.85%	$1,000.00	$893.00	$5.09

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period ^
expenses)	Ratio	1/1/2017	6/30/2017	1/1/17 – 6/30/17
Class A	1.85%	$1,000.00	$1,015.62	$9.25
Class I	1.60%	$1,000.00	$1,016.86	$8.00
Class N	1.85%	$1,000.00	$1,015.62	$9.25

Altegris Managed Futures Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	1/1/2017	6/30/2017	1/1/17 – 6/30/17
Class A	1.90%	$1,000.00	$959.60	$9.23
Class C	2.65%	$1,000.00	$955.80	$12.85
Class I	1.65%	$1,000.00	$961.30	$8.02
Class O	1.90%	$1,000.00	$959.60	$9.23

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	1/1/2017	6/30/2017	1/1/17 – 6/30/17
Class A	1.90%	$1,000.00	$1,015.37	$9.49
Class C	2.65%	$1,000.00	$1,011.65	$13.22
Class I	1.65%	$1,000.00	$1,016.61	$8.25
Class O	1.90%	$1,000.00	$1,015.37	$9.49

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

^	Actual Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (106) divided by the number of days in the fiscal year (365). Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the full half year period (181) divided by the number of days in the fiscal year (365).

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

Altegris Futures Evolution Strategy Fund and Altegris Managed Futures Strategy Fund (Adviser – Altegris Advisors, LLC)*

In connection with the regular meeting held on August 24 & 25, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to the Altegris Futures Evolution Strategy Fund (“Altegris Futures”), and Altegris Managed Futures Strategy Fund (“Altegris Futures”) (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Trustees noted that Altegris was founded in 2002 and manages approximately $2 billion in assets. They noted that the firm specializes in searching for and evaluating alternative investment strategies and managers. They discussed the background of the firm’s key investment personnel responsible for servicing the Altegris Funds, and they observed that the team has diverse financial industry experience in asset management and alternative investments. They noted that the adviser uses fully integrated teams to provide support functions such as research, operations, legal, compliance and marketing. The Trustees discussed the fact that in the early part of 2016, the adviser and its affiliates restructured its executive organization with the addition of a new Executive Chairman. The Board noted that other areas of the executive team were also realigned, resulting in an organization that appears to be in a better position to support the firm, funds, shareholders and other clients. The Trustees noted the adviser’s investment team performs due diligence on each sub-adviser and strategy, and that the adviser’s investment committee reviews all information and makes final manager and strategy decisions. The Trustees observed that the adviser has a thorough risk management process and sufficient resources to perform ongoing due diligence and monitoring of sub-advisers and strategies against various risk attributes. The Trustees noted that the adviser has internal tools to monitor compliance with each Altegris Fund’s investment limitations with testing performed on a daily basis. The Board noted that the adviser has been subject to recent regulatory examinations, which resulted in no material findings. The Board reasoned that the adviser demonstrates it is fully engaged with each sub-adviser and strategy, and the Board expressed its appreciation with the adviser’s commitment to continue to enhance resources. The Board concluded that the adviser should continue to provide a high level of quality service to the Altegris Funds for the benefit of shareholders.

Performance.

Altegris Futures Evolution. The Trustees noted the Fund’s objective of long term capital appreciation and its current 4-star Morningstar rating. They observed that the Fund has shown considerable outperformance relative to the Fund’s Morningstar category over all time periods presented. They considered that the Fund has exhibited a higher standard deviation than the category over the 3-year period, but its significant outperformance relative to the category has led to a much more favorable

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Sharpe ratio than the category. They noted when compared to the Credit Suisse Managed Futures Liquid Trust Index over the 3-year period, the Fund exhibited a higher standard deviation while obtaining similar returns, leading to a lower Sharpe ratio than that benchmark. The Trustees observed that the Fund has created significantly more alpha than its Morningstar category over the 3-year period. The Trustees further observed the Fund’s outperformance relative to its peer group over all time periods presented, the Fund’s outperformance of all comparison groups over the 2-year period, and the Fund’s outperformance of all comparison groups other than the S&P 500 over the 3-year period. The Trustees reasoned that the performance indicated that the adviser has designed a solid strategy for the Fund and selected appropriate sub-advisory mandates to execute that strategy. The Trustees concluded that the adviser should be retained for the benefit of the Fund and its shareholders.

Altegris Managed Futures. The Trustees reviewed the primary objective of the Fund of achieving absolute return in rising and falling equity markets and considered the Fund’s current 3-star Morningstar ranking. The Trustees noted that the Fund has outperformed the Fund’s Morningstar category over all time periods presented. They further noted that over the 3-year period, the Fund exhibited a lower standard deviation than the category, which has led to the Fund achieving a more favorable Sharpe ratio than the category. They noted that the Fund had underperformed the Credit Suisse Managed Futures Liquid Trust Index over the 3-year period and had a less favorable Sharpe ratio than that benchmark. They further noted that the Fund outperformed its peer group over the 1- and 2-year period and all of the adviser-selected benchmarks over the 1-year period. The Trustees reasoned that the Fund’s strategy appeared well-designed to accomplish the Fund’s objective and concluded that the adviser should be retained for the benefit of the Fund and its shareholders.

Fees and Expenses.

Altegris Futures Evolution. The Trustees reviewed the Fund’s advisory fee of 1.50% and considered the fee relative to the fees charged by peer group and Morningstar category funds. They acknowledged that the Fund’s fee is higher than the Morningstar category but in line with the peer group average and well within the range of fees charged by both comparison groups. They discussed the Fund’s net expense ratio, noting that it was below the averages of both the peer group and Morningstar category. They discussed the expenses associated with the nature of the strategy and the operational costs incurred by the adviser, and they concluded that the advisory fee was reasonable.

Altegris Managed Futures. The Trustees reviewed the Fund’s advisory fee, noting the adviser charges a fee of 1.50%, and earned 1.41% after waiver during the prior year. They considered the appropriateness of the fee in light of the fees charged by peer group and Morningstar category funds. The Trustees noted that the advisory fee was in line with the peer group average, higher than the Morningstar category average, and well within the ranges of fees charged by both comparison groups. They discussed the Fund’s net expense ratio, noting that it was below the averages of both the peer group and Morningstar category. They discussed the sophistication of the strategy and the resources devoted by the adviser, and, after discussion, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale.

Altegris Futures Evolution. The Trustees considered whether the adviser had benefited from economies of scale in the management of the Fund. They noted the adviser had previously agreed to breakpoints in the advisory fee at certain established asset levels. The Trustees noted that the Fund had not yet reached an asset level sufficient for the implementation of a breakpoint. After discussion, it was

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

the consensus of the Trustees that the breakpoints were acceptable, and an effective way to share economies of scale with shareholders.

Altegris Managed Futures. The Trustees considered whether the adviser had benefited from economies of scale in the management of the Fund. They noted the adviser had previously agreed to breakpoints in the advisory fee at certain established asset levels. The Trustees noted that the Fund had not yet reached an asset level sufficient for the implementation of a breakpoint. After discussion, it was the consensus of the Trustees that the breakpoints were acceptable, and an effective way to share economies of scale with shareholders.

Profitability.

Altegris Futures Evolution. The Trustees reviewed the profitability analysis provided by the adviser. They noted the adviser indicated it realized a solid profit in connection with its relationship with the Fund. They discussed the adviser’s assertion that it dedicated substantial time and resources to serving the Fund, and after discussion concluded that the adviser’s level of profit was not excessive.

Altegris Managed Futures. The Trustees reviewed the profitability analysis provided by the adviser. They noted the adviser indicated it realized a significant profit in connection with its relationship with the Fund. The Trustees considered the adviser’s assertion that its advisory fee is generally in line with its peer group, supporting the adviser’s belief that the profits were reasonable. After discussion and consideration of the considerable resources the adviser has dedicated to the Fund, the Trustees agreed that the adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of the Altegris Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Futures Evolution Strategy Fund (Sub-Adviser – DoubleLine Capital LP)

In connection with the regular meeting held on August 24 & 25, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and DoubleLine Capital LP (“DoubleLine”), with respect to Altegris Futures. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that DoubleLine was founded in 2009, has approximately $100 billion in assets under management, and specializes in developing and managing portfolios in all equity and fixed income asset classes for a large array of clients. The Trustees reviewed the background of the investment personnel responsible for sub-advising the Fund, noting that the investment team has robust financial industry experience, particularly with respect to debt-related products. They noted that the sub-adviser has an integrated operation consisting of over 100 professionals who support the various investment processes and portfolio managers with research, trading, client service, compliance, legal, and information technology resources. The Trustees observed that the sub-adviser employs specialized teams for each fixed income asset class performing fundamental analysis to identify opportunities, after which the fixed income asset allocation committee meets to discuss the market before final investment decisions are made. They noted that the sub-adviser maintains a strong risk management process with comprehensive policies and procedures in place, along with a risk management team that works with the portfolio managers. The Trustees discussed how the sub-adviser monitors compliance with the Fund’s investment limitations, noting that DoubleLine uses a compliance module and order management system that allows the sub-adviser to conduct pre-trade reviews. The Board noted that the firm’s compliance department receives automated reports and is responsible for performing post-trade reviews. The Trustees reviewed the sub-adviser’s approach to best execution, noting that the firm reviews brokers for various qualitative service factors that are examined by teams made up of various department heads. The Trustees noted that a recent SEC examination of DoubleLine resulted in a minor deficiency, and that the deficiency was promptly addressed. The Trustees considered the firm’s robust corporate infrastructure and available resources, and reasoned that the firm is in a good position to provide quality service to clients. The Board concluded that DoubleLine has been a good addition to the Fund’s management team and should continue to provide a high level of quality service that will benefit the Fund, adviser, and shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by DoubleLine. They noted that DoubleLine manages three separate strategies for the Fund, and reasoned that the strategies appear to have added a level of stability to the Fund while still providing reasonable returns. They compared the sub-adviser’s performance to the benchmarks selected by the sub-adviser, and noted that the sub-adviser’s strategies have provided comparable returns as the benchmarks with less volatility based on the largest monthly increase/decrease information provided by the sub-adviser. The Trustees concluded that DoubleLine appears to be performing consistently for its

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

portion of the portfolio and has provided a benefit to Fund shareholders. The Trustees considered the adviser’s recommendation that the sub-adviser be retained, and they concluded that the sub-adviser should continue to be engaged as sub-adviser to the Fund.

Fees & Expenses. The Trustees discussed the fee structure for the sub-advisory agreement and its incremental increase in fees as assets grow up to $750 million and then declining thereafter. The Trustees noted the portion of the Fund’s assets that DoubleLine is currently managing and the fee earned. The Trustees discussed the blended nature of the sub-advisory fee that made comparisons to other accounts managed by the sub-adviser more difficult. After further discussion, and in light of the information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether DoubleLine had realized economies of scale with respect to the subadvisory services provided to the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the negotiated breakpoints currently in place were acceptable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a solid profit in connection with its relationship with the Fund. They considered the sub-adviser’s assertion that such profits were in line with profits realized from other sub-advisory relationships, as well as the presence of breakpoints in the sub-advisory fee at higher asset levels. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the sub-advisory agreement was in the best interests of the shareholders of Altegris Futures Evolution Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Managed Futures Strategy Fund (Sub-Adviser – J.P. Morgan Investment Management, Inc.)

In connection with the regular meeting held on August 24 & 25, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and J.P. Morgan Investment Management, Inc. (“JPMIM”), with respect to the Altegris Managed Futures. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that JPMIM is a global investment management institution with approximately $900 billion in assets under management and provides financial advisory services to a broad scope of clients. The Trustees noted that the sub-adviser manages mutual funds, hedge funds, exchange traded funds, and real estate funds. The Board reviewed the background of the key investment personnel, noting the investment team has years of financial industry experience with liquidity strategies. The Board noted that a new CCO with strong legal and compliance experience was assigned to the investment team in February of 2016. The Trustees observed that the sub-adviser provides the Funds with customized liquid short term fixed income portfolio management based on a comprehensive process. The Trustees noted that the sub-adviser has controls and processes to help manage the portfolio according to each Fund’s risk tolerance level set by the adviser. The Trustees reviewed JPMIM’s broker selection and best execution process, noting that authorized broker lists are maintained, qualitative factors and cost are taken into consideration, and broker reviews are periodically performed. The Trustees recognized that the sub-adviser is a global institutional money market manager with access to abundant resources and technology to support its operation and benefit its clients. The Board noted that the sub-adviser continues to achieve what the adviser mandated, considered the adviser’s recommendation that JPMIM continue to be engaged as sub-adviser to the Funds, and concluded that JPMIM should continue to provide high quality service to the Funds, adviser and shareholders.

Performance.

The Trustees discussed the sub-adviser’s strategy for each Fund and the types of assets used to execute that strategy. They noted that over all time periods presented, the sub-adviser provided positive returns for each Fund, outperformed the sub-adviser’s benchmark, and executed its strategy with very little volatility. After discussion, the Trustees concluded that the sub-adviser’s performance was satisfactory.

Fees & Expenses. The Trustees noted the sub-advisory fee charged for each Fund and discussed it relative to the fee charged by the sub-adviser to a money market fund it manages. They noted that due to the assets currently managed by the sub-adviser for the adviser, the sub-adviser receives a comparable fee from the money market fund, and while acknowledging that the sub-adviser’s responsibilities to the Funds are not identical to the money market fund, they agreed that the adviser had negotiated a favorable

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

fee to the benefit of the Funds and their respective shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether the sub-adviser has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a slight profit in connection with its relationship with Altegris Macro and a modest profit in connection with its relationship with Altegris Managed Futures. After further discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the sub-advisory agreement is in the best interests of the shareholders of Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Managed Futures Strategy Fund (Sub-Adviser – Centurion Investment Management, LLC)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Centurion Investment Management, LLC (“Centurion”), with respect to the Altegris Managed Futures. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees observed that Centurion had approximately $280 million in assets under management, and specialized in short term systematic trading of global equity, fixed income, commodity and foreign exchange futures markets. They discussed the backgrounds of the key personnel involved in servicing the Fund, noting their experience in the financial industry. They discussed the sub-adviser’s investment process, noting the firm relies on research based on observed market behavior and seeks to capture short term market inefficiencies and build a portfolio of highly liquid global futures contracts. They noted that the sub-adviser’s short term strategy reduces asset and liquidity risk, and they discussed the sub-adviser’s operational processes for risk mitigation. The Trustees considered that the sub-adviser monitors compliance with the Fund’s investment limitations in real time using its proprietary system, and that the sub-adviser selects financial intermediaries based on a variety of factors. The Trustees observed that the sub-adviser reported no material compliance or litigation issues within the past 36 months. The Trustees reasoned that the firm’s investment team’s experience in managing short term strategies with little correlation to traditional asset classes had the potential to add diversification to the Fund. After discussion, the Board concluded that Centurion had sufficient resources with the potential to provide high quality services to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees considered Altegris Managed Futures’ objectives and Morningstar category. The Trustees discussed the nature of the sub-adviser’s systematic trading strategy and the types of assets used to execute that strategy. They considered the historical performance of a hedge fund and a composite of separately managed accounts, each with strategies comparable to the one Centurion anticipated using for the Fund. They noted that both the hedge fund and the composite underperformed their respective benchmark, a New EDGE STTI Index, over the 1-year period, and that the hedge fund underperformed its benchmark over the since inception period, although the composite outperformed its benchmark over the since inception period. The Trustees expressed some concern over the periods of historical underperformance, but acknowledged that the sub-adviser’s strategy was likely to cause a level of volatility that may drive or detract from performance. In addition, the Trustees reasoned that Centurion’s strategy, when executed alongside other sub-advisers, may show little correlation to those other sub-advisers, which had the potential to reduce overall portfolio risk. After discussion, the Trustees concluded that the sub-adviser had the potential to provide reasonable performance for shareholders.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Fees and Expenses. The Trustees noted the proposed sub-advisory fee, and observed that it was below the average fee charged to the sub-adviser’s hedge fund and separately managed account clients. After discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether it is likely that the sub-adviser would realize economies of scale with respect to the sub-advisory services provided to the Fund during the initial period of the agreement. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints at the sub-advisory fee level was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser, noting that it anticipated realizing a profit in connection with its relationship with the adviser and the Fund. They agreed that the amount of projected profit appeared reasonable in terms of actual dollars and percentage of revenue. The Trustees concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from Centurion as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of adviser, the Fund and the shareholders of Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Managed Futures Strategy Fund (Sub-Adviser – Millburn Corporation)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Millburn Corporation (“Millburn”), with respect to the Altegris Managed Futures. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Millburn was organized in 1982 as a successor to a firm founded in 1971, manages approximately $2.1 billion in assets and provided investors access to a variety of managed futures strategies. They discussed the experience of key personnel responsible for servicing the Fund, noting that many of them are veterans within the financial industry and have worked together at the firm for many years. The Trustees discussed the sub-adviser’s quantitative investment process, noting how the firm performs price movement analysis based on a number of factors. They discussed the sub-adviser’s processes for mitigating risk, and reasoned that the sub-adviser demonstrated a comprehensive knowledge of risk management. They noted that the sub-adviser planned to monitor compliance with the Fund’s investment limitations on a real time basis by incorporating those restrictions into the firm’s systematic models. The Trustees discussed the sub-adviser’s approach to broker selection, noting the various factors the sub-adviser uses to select financial intermediaries and monitor best execution. The Trustees observed that the firm has a long history with managed futures strategies and appears to have an effective operational infrastructure. The Trustees concluded that the sub-adviser had shown the ability to provide high quality services to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees reviewed the nature of Millburn’s strategy, discussing the types of instruments used to execute that strategy. They considered the historical performance of a hedge fund managed by the sub-adviser with strategies similar to those anticipated to be used by Millburn with respect to Altegris Managed Futures. They noted that the hedge fund substantially outperformed its benchmark, the SG CTA Index, over both the 1-year and since-inception time periods. The Trustees concluded that Millburn had demonstrated the ability to deliver excellent returns for shareholders and should be engaged to sub-advise the Fund.

Fees and Expenses. The Trustees noted the proposed sub-advisory fee, and observed that it was below the average fee charged to a comparable hedge fund and in line with the fee charged to separately managed account clients of the sub-adviser. After discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether it is likely that the sub-adviser would realize economies of scale with respect to the management of the Fund during the initial period of the agreement. The Trustees agreed that this was primarily an adviser level issue and should be considered

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser noting that it anticipated realizing a profit in connection with its relationship with the Fund over the first two years of the agreement. They agreed that the amount of anticipated profit appeared reasonable in terms of actual dollars and percentage of revenue. The Trustees concluded that excessive profitability did not appear to be a concern at this time.

Conclusion. Having requested and received such information from Millburn as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the adviser, the Fund and the shareholders of Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Managed Futures Strategy Fund (Sub-Adviser – Phase Capital LP)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Phase Capital (“Phase”), with respect to the Altegris Managed Futures. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Millburn was organized in 1982 as a successor to a firm founded in 1971, manages approximately $2.1 billion in assets and provided investors access to a variety of managed futures strategies. They discussed the experience of key personnel responsible for servicing the Fund, noting that many of them are veterans within the financial industry and have worked together at the firm for many years. The Trustees discussed the sub-adviser’s quantitative investment process, noting how the firm performs price movement analysis based on a number of factors. They discussed the sub-adviser’s processes for mitigating risk, and reasoned that the sub-adviser demonstrated a comprehensive knowledge of risk management. They noted that the sub-adviser planned to monitor compliance with the Fund’s investment limitations on a real time basis by incorporating those restrictions into the firm’s systematic models. The Trustees discussed the sub-adviser’s approach to broker selection, noting the various factors the sub-adviser uses to select financial intermediaries and monitor best execution. The Trustees observed that the firm has a long history with managed futures strategies and appears to have an effective operational infrastructure. The Trustees concluded that the sub-adviser had shown the ability to provide high quality services to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees reviewed the nature of Millburn’s strategy, discussing the types of instruments used to execute that strategy. They considered the historical performance of a hedge fund managed by the sub-adviser with strategies similar to those anticipated to be used by Millburn with respect to Altegris Managed Futures. They noted that the hedge fund substantially outperformed its benchmark, the SG CTA Index, over both the 1-year and since-inception time periods. The Trustees concluded that Millburn had demonstrated the ability to deliver excellent returns for shareholders and should be engaged to sub-advise the Fund.

Fees and Expenses. The Trustees noted the proposed sub-advisory fee, and observed that it was below the average fee charged to a comparable hedge fund and in line with the fee charged to separately managed account clients of the sub-adviser. After discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether it is likely that the sub-adviser would realize economies of scale with respect to the management of the Fund during the initial period of the agreement. The Trustees agreed that this was primarily an adviser level issue and should be considered

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser noting that it anticipated realizing a profit in connection with its relationship with the Fund over the first two years of the agreement. They agreed that the amount of anticipated profit appeared reasonable in terms of actual dollars and percentage of revenue. The Trustees concluded that excessive profitability did not appear to be a concern at this time.

Conclusion. Having requested and received such information from Millburn as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the adviser, the Fund and the shareholders of Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Managed Futures Strategy Fund (Sub-Adviser – QMS Capital Management LP)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and QMS Capital Management LP (“QMS”), with respect to the Altegris Managed Futures. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that QMS was founded in 2008 and has approximately $3 billion in assets under management. They discussed the experience of key investment personnel, noting their academic accomplishments and varied financial industry experience. They reviewed the sub-adviser’s investment process, noting that based on academic research, practical experience and an evaluation of the economic environment, the sub-adviser developed a quantitative systematic trading program that sought to minimize statistical and behavior biases. The Trustees discussed the sub-adviser’s risk management program, noting that the firm mitigated risk through portfolio construction and procedures designed to minimize market risk, product type risk, model risk, currency risk and counterparty risk. They noted that the sub-adviser monitors compliance with investment limitations on both a pre-trade and post-trade basis. They observed that the sub-adviser selects brokers based on a number of factors and performed ongoing monitoring to ensure best execution. The Trustees reasoned that QMS had a solid operational infrastructure with devoted resources to technology, research and portfolio management that has the capacity to add value to the Fund. The Board concluded that the sub-adviser has the potential to provide high quality service to the Fund, the adviser and the Fund’s shareholders.

Performance. The Trustees discussed the risk budgeting nature of QMS’ strategy and the sub-adviser’s allocation process. They reviewed the historical performance of two mutual funds managed by the sub-adviser, noting that both had underperformed the benchmark, the SG CTA Index, over the one-year period. They also noted that one fund had underperformed its benchmark over the since inception period, and the other fund had outperformed its benchmark over the since inception period. Although acknowledging the variable nature of the returns of the strategy, they reasoned that the strategy was designed to be non-correlated and had shown the ability to provide positive results for investors. The Board concluded that QMS should be given the opportunity to utilize the strategy and sub-adviser a sleeve of Altegris Managed Futures.

Fees and Expenses. The Trustees noted the proposed sub-advisory fee, and observed that it was in line with the fees charged by the sub-adviser to the two other mutual funds the sub-adviser manages with a comparable strategy. After discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Economies of Scale. The Trustees considered whether it is likely that the sub-adviser would realize economies of scale with respect to the management of the Fund during the initial period of the agreement. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser, noting that it anticipated realizing a slight profit in connection with its relationship with the Fund over the first year of engagement and an improved profitability over its second year of engagement. They agreed that the amount of anticipated profit was reasonable in terms of actual dollars and percentage of revenue. The Trustees concluded that projected profitability did not appear to be excessive.

Conclusion. Having requested and received such information from QMS as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the adviser, the Fund and the shareholders of Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Managed Futures Strategy Fund (Sub-Adviser – Three Rock Capital Management Limited)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Three Rock Capital Management Limited (“Three Rock”), with respect to the Altegris Managed Futures. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Three Rock, based in Dublin, Ireland, was founded in 2008 as a discretionary global macro manager authorized as an alternative investment fund manager by the Central Bank of Ireland and was registered with the CFTC as a CTA. They noted that the firm has approximately $73 million in assets under management. The Trustees discussed the backgrounds of the key investment personnel, taking into consideration their education and financial industry experience. They observed that the firm would manage Fund assets according to its discretionary global macro program, utilizing exchange traded futures contracts, and that the firm’s investment process combined macro analysis with short term tactical trading. The Trustees considered the sub-adviser’s risk management process, noting that the firm identified and addressed several firm level risks and that the sub-adviser would use stop loss orders as a defense against strategy risk and large drawdowns. The Trustees discussed the sub-adviser’s process for monitoring compliance with the Fund’s investment limitations and the factors the sub-adviser used to select and periodically evaluate financial intermediaries. The Trustees considered that despite the relatively small size of Three Rock, the firm was well organized and has sufficient resources to support its management program. The Board concluded that the sub-adviser had the potential to provide high quality services to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees discussed the nature of Three Rock’s strategy and the kinds of instruments used to execute that strategy. The reviewed the historical performance of a composite of separately managed accounts managed by the sub-adviser with investment strategies comparable to that anticipated to be used for the Fund. They noted that the composite significantly outperformed its benchmark, the HFR Macro/CTA Index, over the 1-year, 5-year and since inception time periods. They noted that the sub-adviser provided a differentiated return strategy, and concluded that, in combination with other sub-advisers, the sub-adviser demonstrated the ability to provide more than satisfactory returns for shareholders and should be given the opportunity to do so for Altegris Managed Futures.

Fees and Expenses. The Trustees noted the proposed sub-advisory fee, and observed that it was in line with the proposed fees for the Fund’s other sub-advisers. They reviewed fees charged by the sub-adviser to its separately managed account clients, many of which were also charged an incentive fee. After discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Economies of Scale. The Trustees considered whether it is likely that the sub-adviser would realize economies of scale with respect to the management of the Fund during the initial period of the agreement. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser noting that it anticipated realizing a profit, after a projected loss the first year, in connection with its relationship with the Fund over the initial two years of the agreement. They agreed that the amount of anticipated profit was reasonable in terms of both actual dollars and percentage of revenue. The Trustees concluded that excessive profitability did not appear to be a concern.

Conclusion. Having requested and received such information from Three Rock as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the adviser, the Fund and the shareholders of Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris Managed Futures Strategy Fund (Sub-Adviser – Crabel Capital Management, LLC)

In connection with the regular meeting held on March 29-30, 2017 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Crabel Capital Management LLC (“Crabel”), with respect to the Altegris Managed Futures. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Crabel was a global alternative investment firm founded in 1992, managed over $2 billion in assets under management, and specialized in the short-term trading of futures products and foreign currencies. They discussed the background information of the key investment personnel who will be responsible for sub-advising the Fund, taking into consideration the investment team’s varied financial industry experience. They observed that Crabel’s investment process was based on technical analysis and ongoing research of market prices and market movements. They discussed Crabel’s personnel structure, noting that the firm had teams devoted to various operations within the firm. The Trustees considered Crabel’s risk management process and observed the methodology used by the sub-adviser to mitigate the principal risks associated with the strategies to be used for the Fund. They also considered that Crabel planned to monitor compliance with the Fund’s investment limitations by incorporating compliance limits into its automated trading systems and periodically testing various pre-set protocols. They discussed the factors Crabel used to select trading counterparties and financial intermediaries and monitor them. The Board noted that Crabel’s robust infrastructure and substantial resources were likely to be beneficial to the Fund. The Board concluded that Crabel had the potential to provide a high level of quality service to the Fund, adviser and shareholders.

Performance. The Trustees reviewed the historical performance of the sub-adviser, noting that Crabel intended to implement two separate strategies in two different sleeves of Altegris Managed Futures. They noted that one was a momentum strategy designed to identify medium term market trends and the other was a short term trading strategy designed to have low correlation to the momentum strategy. They considered the sub-adviser’s assertion that the combination of the strategies would achieve positive absolute returns in rising and falling equity markets, with less volatility than major equity indexes. They noted that the momentum strategy’s historical performance showed solid returns over its since inception period, substantially outperforming the benchmark index over that period, and that the strategy also exhibited a relatively high standard deviation over that period. They also noted that while the short term trading strategy has had only a very short performance history, it managed to outperform the benchmark index over its since inception period. They reasoned that the short term strategy had the potential to reduce the volatility of the momentum strategy, and they concluded that Crabel should be allowed to implement the two strategies with respect to the Fund.

Fees and Expenses. The Trustees considered that the sub-adviser would receive an annual fee of for its momentum strategy and an annual fee for its short term strategy. They observed that each fee was

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

lower than the fee charged by the sub-adviser to other accounts implementing the respective strategy, with the exception of some discounted fees charged to early clients of the firm. After further discussion, the Trustees concluded that the proposed sub-advisory fee for each strategy was reasonable.

Economies of Scale. The Trustees considered whether the sub-adviser would experience economies of scale with respect to the sub-advisory services provided to the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory fee expense. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable and the shareholders would benefit from lower overall expenses as the Fund grows.

Profitability. The Trustees considered the anticipated profits to be realized by the sub-adviser in connection with its relationship with the Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Fund. The Trustees noted that the sub-adviser estimated realizing a loss during each of the first two years of the sub-adviser’s engagement. The Trustees concluded the anticipated level of profit was not an issue at this time.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that, pending the submission of a satisfactory risk assessment and compliance program, approval of the sub-advisory agreement was in the best interests of the future shareholders of Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris GSA Trend Strategy Fund (Adviser – Altegirs Advisors, LLC)*

In connection with the regular meeting held on December 6-7, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to the Altegris GSA Trend Strategy Fund (“Altegris GSA”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement

Nature, Extent and Quality of Service. The Trustees noted that Altegris was founded in 2010 and managed approximately $2 billion in assets, specializing in managing an array of alternative investment strategies. The Trustees reviewed the background of the adviser’s key investment personnel, noting a robust investment team with diverse financial industry experience. They further noted that the adviser was organized and structured to perform adequate due-diligence and compliance oversight of the Fund’s proposed sub-adviser. The Trustee discussed the adviser’s process, noting that its investment team conducted a rigorous methodology for sourcing, evaluating, qualifying, and selecting effective managers and investment strategies. They further noted that once the adviser had selected a sub-adviser, it had demonstrated a history of performing ongoing due diligence and monitoring of the sub-adviser. The Trustees noted they were familiar with the adviser’s ability to provide ongoing sub-adviser trading and compliance oversight due to its advisory relationship with other funds that Altegris managed within the Trust. They further noted that the adviser reported no material litigation issues to the Board. After further discussion, the Trustees concluded that the adviser should provide quality services to the Fund for the benefit of its prospective shareholders.

Performance. The Trustees discussed various aspects of the investment strategy to be used by Altegris GSA and considered the historical performance of various mutual funds advised by Altegris. They noted that an investment partnership managed by the proposed sub-adviser using the same strategy to be applied to Altegris GSA significantly outperformed the SG Trend Index over the trailing one-year period and since inception in September 2013. After further discussion, the Trustees concluded that the performance history provided by the adviser indicated that Altegris had the potential to provide positive returns to Fund shareholders.

Fees and Expenses. The Trustees considered the adviser’s proposed advisory fee of 1.35% on the first $400 million in assets, and 1.20% on assets above $400 million, and noted that the base fee of 1.35% was in line with, and in most instances lower than, the advisory fees charged by Altegris to other funds in the Trust. They noted the advisory fee was lower than the average fee paid by the funds in the peer group, and equal to the average fee stated in the Morningstar managed futures category. After further discussion, the Trustees concluded that the proposed advisory fee was reasonable.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Economies of Scale. The Trustees considered the adviser’s proposed management of the Fund in terms of economies of scale. They noted that the adviser’s proposed breakpoints for the advisory fee once the Fund’s assets reached $400 million. The Trustees discussed the adviser’s position on breakpoints and agreed the proposed breakpoints were reasonable, based on the strategy, the adviser’s profit projections, and the proposed sub-advisory fee breakpoints.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted the adviser anticipates earning a reasonable profit in terms of actual dollars and as a percentage of revenue over the first two years of the agreement. After further discussion, the Trustees concluded that the adviser would not be excessively profitable during the initial two-year term of the advisory agreement in connection with its relationship with the Fund.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was reasonable and that approval of the Altegris advisory agreement was in the best interests of Altegris GSA and its potential shareholders.

*	Due to the timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Altegris GSA Trend Strategy Fund (Sub-Adviser – GSA Capital Partners LLP)

In connection with the regular meeting held on December 6-7, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and GSA Capital Partners LLP (“GSA”), with respect to Altegris GSA. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that GSA was founded in 2004, was a global investment management firm with approximately $6 billion in assets under management, and specialized in systematic quantitative strategies across various asset classes and geographic regions. The Trustees reviewed the backgrounds of the key personnel that would be responsible for sub-advising the Fund, and noted they had backgrounds in advanced mathematics and international financial industry experience. They discussed the sub-adviser’s investment process, noting that it relies on a number of resources to create quantitative signals to identify long and short investment opportunities based on directional trends across multiple asset classes. They considered the sub-adviser’s risk management program and discussed its features, and they noted the various means by which GSA planned to monitor compliance with the Fund’s investment limitations. The Trustees considered that GSA had a strong reputation within the financial industry and a significant amount of resources, and concluded that the sub-adviser had the potential to provide high quality service to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees reviewed the historical performance of an offshore feeder fund managed by the sub-adviser with strategies similar to those anticipated to be used with respect to Altegris GSA, and noted that since such fund’s inception, the feeder fund had materially outperformed its benchmark, the MSCI World AC Index. They further noted that the feeder fund has demonstrated significant outperformance as compared to two hedge fund benchmarks, the HFRX Global Hedge Fund and Absolute Return Indices. The Trustees concluded that GSA had demonstrated the capability to provide strong returns for shareholders of Altegris GSA.

Fees and Expenses. The Trustees noted the proposed sub-advisory fee was 0.75% on the first $100 million in assets, observing that the fee was subject to breakpoints as assets allocated to the sub-adviser increased. They noted that the fee was in line with the fees charged to other accounts managed by the sub-adviser with investment strategies similar to those anticipated to be used with respect to the Fund. After discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether it was likely that the sub-adviser would realize economies of scale with respect to the sub-advisory services to be provided to the adviser and the Fund during the initial two-year period of the agreement. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. The Trustees, however, noted that the sub-advisory

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

fee was subject to breakpoints at certain asset levels which would benefit the adviser, and indirectly to the shareholder to the extent the adviser also provides break-points

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser noting that it anticipated realizing a profit in connection with its relationship with the adviser and the Fund. They agreed that the amount of profit appeared reasonable in terms of actual dollars and percentage of revenue and that excessive profitability was not a concern.

Conclusion. Having requested and received such information from GSA as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the adviser, the Fund and shareholders of Altegris GSA.

*	Due to the timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	X	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012)	X	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015); previously, Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	X	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	X	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired since 2011.	X	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015)	X	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

6/30/17 – NLFT_v2

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013****	President of the Trust(2006-May 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	X	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since May 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust(2006-2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, (2004-2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since May 2017	Assistant Treasurer of the Trust (2006-2017); Senior Vice President - Fund Administration (2012-Present)	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since March 2017	Assistant Secretary of the Trust (2012-2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013)	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

Andrew Rogers resigned from his position as President of the Trust effective June 1, 2017.

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

***	As of June 30, 2017, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

****	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-772-5838.

6/30/17 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, New York 11788

INVESTMENT SUB-ADVISORS

Doubleline Capital LP	Crabel Capital Management, LLC
333 South Grand Ave. Suite 1800	200 Pequot Ave
Los Angeles, CA 90071	Southport, CT 06890

PhaseCapital LP	Centurion Investment Management, LLC
200 Clarendon Street, 25th Floor	610 W Germantown Pike
Boston, MA 02116	Plymouth Meeting, PA 19462

J.P. Morgan Investment Management, Inc.	Millburn Ridgefield Corporation
270 Park Avenue	411 West Putnam Avenue #305
New York, NY 10017	Greenwich, CT 06830

GSA Capital Partners, LLP	QMS Capital Management LP
Stratton House 5 Stratton Street	240 Leigh Farm Rd #450
London W1J 8LA United Kingdom	Durham, NC 27707

Three Rock Capital Management Limited
149 Francis St, Merchants Quay
Dublin 8, D08 K030, Ireland

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $79,570

2016 - $83,430

2015 - $81,000

2014 - $90,000

(b)	Audit-Related Fees

2017 - None

2016 - None

2015 - None

2014 - None

(c)	Tax Fees

2017 - $28,890

2016 - $26,265

2015 - $25,000

2014 - $24,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

2015 - None

2014 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016	2015	2014
Audit-Related Fees:	100%	100%	100%	100%
Tax Fees:	100%	100%	100%	100%
All Other Fees:	100%	100%	100%	100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $28,890

2016 - $26,265

2015 - $25,000

2014 - $24,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/7/2017

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 9/7/2017